UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA	95113
(Address of principal executive offices)	(Zip Code)

Debora Djeu
Chief Compliance Officer
SA Funds - Investment Trust
10 Almaden Blvd., 15th Floor, San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
100 Summer Street 7th Floor, Mailstop SUM 0703 Boston, MA 02111	One Bush Street, Suite 1600 San Francisco, CA 94104-4446

Registrant’s telephone number, including area code:	(800) 366-7266

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2017

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 99.3%
Australia — 2.0%
Australia & New Zealand Banking Group Ltd. MTN, 1.875%, 10/06/17	USD	4,000,000	$4,011,436
Westpac Banking Corp., 2.250%, 1/17/19	USD	8,408,000	8,460,878
			12,472,314
Canada — 5.4%
Bank of Montreal, 1.400%, 4/10/18	USD	1,500,000	1,497,518
Province of Ontario Canada, 2.000%, 9/27/18	USD	2,651,000	2,665,233
Province of Ontario Canada, 2.000%, 1/30/19	USD	4,500,000	4,529,421
Royal Bank of Canada GMTN, 1.400%, 10/13/17	USD	1,300,000	1,299,730
Royal Bank of Canada GMTN, 1.800%, 7/30/18	USD	2,000,000	2,003,250
Royal Bank of Canada GMTN, 2.200%, 7/27/18	USD	3,812,000	3,839,282
Toronto-Dominion Bank (The) GMTN, 1.450%, 9/06/18	USD	6,180,000	6,167,498
Toronto-Dominion Bank (The) GMTN, 1.750%, 7/23/18	USD	1,646,000	1,650,029
Toronto-Dominion Bank (The) MTN, 1.400%, 4/30/18	USD	7,500,000	7,490,340
Toronto-Dominion Bank (The) MTN, 2.625%, 9/10/18	USD	2,125,000	2,154,833
			33,297,134
France — 1.5%
Societe Generale SA, 2.625%, 10/01/18	USD	1,500,000	1,512,948
Societe Generale SA, 2.750%, 10/12/17	USD	306,000	307,722
Total Capital SA, 2.125%, 8/10/18	USD	7,285,000	7,329,031
			9,149,701
Netherlands — 3.4%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.250%, 1/14/19	USD	5,000,000	5,032,635
Cooperatieve Rabobank UA, 1.700%, 3/19/18	USD	1,435,000	1,436,942
Shell International Finance BV, 1.625%, 11/10/18	USD	5,470,000	5,465,236
Shell International Finance BV, 1.900%, 8/10/18	USD	5,835,000	5,862,232
Shell International Finance BV, 2.000%, 11/15/18	USD	1,897,000	1,905,648
Siemens Financieringsmaatschappij NV, 1.450%, 5/25/18 ±	USD	1,000,000	999,224
			20,701,917
Norway — 0.1%
Statoil ASA, 1.950%, 11/08/18	USD	444,000	445,442
Supranational — 0.3%
European Investment Bank GMTN, 1.625%, 12/18/18	USD	2,000,000	2,006,182
Sweden — 1.0%
Svenska Handelsbanken AB, 2.500%, 1/25/19	USD	5,000,000	5,054,005
Svenska Handelsbanken AB MTN, 1.625%, 3/21/18	USD	1,000,000	1,000,072
			6,054,077
United Kingdom — 0.3%
AstraZeneca PLC, 1.750%, 11/16/18	USD	1,875,000	1,876,091
United States — 85.3%
3M Co. MTN, 1.375%, 8/07/18		$2,000,000	2,001,820
Aetna, Inc., 1.700%, 6/07/18		4,300,000	4,301,324
American Express Co., 7.000%, 3/19/18		2,000,000	2,100,652
American Express Credit Corp., 2.125%, 7/27/18		3,000,000	3,016,689
Apple, Inc., 1.000%, 5/03/18		2,876,000	2,867,760
Apple, Inc., 1.550%, 2/08/19		6,143,000	6,155,765
AT&T, Inc., 2.375%, 11/27/18		1,000,000	1,007,335
AT&T, Inc., 5.500%, 2/01/18		1,500,000	1,546,922
Bank of America Corp. MTN, 5.650%, 5/01/18		2,000,000	2,081,380
Berkshire Hathaway Finance Corp., 1.300%, 5/15/18		1,500,000	1,499,738
Berkshire Hathaway Finance Corp., 1.450%, 3/07/18		9,235,000	9,240,883
Berkshire Hathaway, Inc., 1.150%, 8/15/18		3,000,000	2,985,504
Berkshire Hathaway, Inc., 1.550%, 2/09/18		3,037,000	3,039,566
Boston Scientific Corp., 2.650%, 10/01/18		640,000	646,550
Bristol-Myers Squibb Co., 1.600%, 2/27/19		4,000,000	3,997,040
Cardinal Health, Inc., 1.700%, 3/15/18		927,000	927,383
Caterpillar Financial Services Corp., 2.450%, 9/06/18		1,000,000	1,011,165
Chevron Corp., 1.344%, 11/09/17		17,250,000	17,257,314
Chevron Corp., 1.790%, 11/16/18		500,000	501,520
Cisco Systems, Inc., 1.400%, 2/28/18		5,710,000	5,711,113
Cisco Systems, Inc., 1.600%, 2/28/19		625,000	626,045
Cisco Systems, Inc., 1.650%, 6/15/18		7,860,000	7,886,598
Cisco Systems, Inc., 2.125%, 3/01/19		3,700,000	3,739,645
Citigroup, Inc., 2.050%, 12/07/18		2,500,000	2,505,588
Citigroup, Inc., 2.500%, 9/26/18		3,340,000	3,371,075
Coca-Cola Co. (The), 1.150%, 4/01/18		3,300,000	3,293,486
Coca-Cola Co. (The), 1.650%, 3/14/18		6,975,000	6,995,855
Corning, Inc., 1.450%, 11/15/17		1,897,000	1,895,638
Corning, Inc., 1.500%, 5/08/18		1,000,000	998,748
Danaher Corp., 1.650%, 9/15/18		3,750,000	3,751,871
Dover Corp., 5.450%, 3/15/18		1,500,000	1,553,706
eBay, Inc., 2.500%, 3/09/18		5,746,000	5,791,003
Exxon Mobil Corp., 1.305%, 3/06/18		4,349,000	4,346,117
Exxon Mobil Corp., 1.439%, 3/01/18		9,600,000	9,610,118
Exxon Mobil Corp., 1.708%, 3/01/19		4,130,000	4,138,260
Federal Home Loan Banks, 0.875%, 10/01/18		15,000,000	14,912,580

See notes to schedules of investments

	FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Federal Home Loan Banks, 1.250%, 1/16/19	$9,000,000	$8,992,980
Federal Home Loan Banks, 1.375%, 3/18/19	15,250,000	15,257,305
Federal Home Loan Banks, 1.500%, 3/08/19	12,000,000	12,033,972
Federal Home Loan Banks, 1.750%, 12/14/18	9,400,000	9,480,220
Federal Home Loan Mortgage Corp., 0.875%, 10/12/18	13,000,000	12,931,464
Federal National Mortgage Association, 1.125%, 12/14/18	6,600,000	6,585,183
Federal National Mortgage Association, 1.625%, 11/27/18	10,000,000	10,062,810
Ford Motor Credit Co. LLC, 2.240%, 6/15/18	1,000,000	1,003,710
Ford Motor Credit Co. LLC, 2.551%, 10/05/18	1,500,000	1,512,464
Ford Motor Credit Co. LLC, 5.000%, 5/15/18	2,900,000	2,997,017
General Electric Co., 5.250%, 12/06/17	3,600,000	3,691,537
General Electric Co. GMTN, 5.625%, 5/01/18	11,216,000	11,728,638
Georgia Power Co., 1.950%, 12/01/18	1,698,000	1,701,410
Gilead Sciences, Inc., 1.850%, 9/04/18	4,793,000	4,808,745
Goldman Sachs Group, Inc. (The), 2.625%, 1/31/19	2,000,000	2,023,450
Goldman Sachs Group, Inc. (The), 6.150%, 4/01/18	2,800,000	2,917,690
Harley-Davidson Financial Services, Inc., 2.250%, 1/15/19 ±	680,000	683,805
Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,000,000	2,023,880
International Business Machines Corp., 1.950%, 2/12/19	1,000,000	1,007,654
International Business Machines Corp., 5.700%, 9/14/17	12,000,000	12,241,896
JPMorgan Chase & Co., 1.625%, 5/15/18	2,735,000	2,734,612
JPMorgan Chase & Co., 6.000%, 1/15/18	1,700,000	1,757,588
KeyBank NA, 1.700%, 6/01/18	4,500,000	4,507,627
McDonald's Corp. MTN, 2.100%, 12/07/18	3,000,000	3,019,536
Medtronic, Inc., 1.375%, 4/01/18	1,117,000	1,115,323
Merck & Co., Inc., 1.100%, 1/31/18	1,793,000	1,789,557
Microsoft Corp., 1.300%, 11/03/18	9,205,000	9,205,083
NetApp, Inc., 2.000%, 12/15/17	2,970,000	2,977,220
Oracle Corp., 2.375%, 1/15/19	6,195,000	6,281,860
PepsiCo, Inc., 5.000%, 6/01/18	2,000,000	2,084,676
Pfizer, Inc., 1.200%, 6/01/18	14,100,000	14,084,617
Philip Morris International, Inc., 5.650%, 5/16/18	4,188,000	4,379,655
Southern Power Co., 1.500%, 6/01/18	3,500,000	3,493,462
Stryker Corp., 1.300%, 4/01/18	6,000,000	5,974,698
Toyota Motor Credit Corp. GMTN, 1.550%, 7/13/18	1,500,000	1,501,866
Toyota Motor Credit Corp. MTN, 1.200%, 4/06/18	425,000	423,912
Toyota Motor Credit Corp. MTN, 1.700%, 1/09/19	13,000,000	13,027,742
Toyota Motor Credit Corp. MTN, 1.700%, 2/19/19	2,220,000	2,224,347
Toyota Motor Credit Corp. MTN, 2.000%, 10/24/18	669,000	672,460
United States Treasury Note, 0.750%, 2/15/19	10,000,000	9,911,130
United States Treasury Note, 1.125%, 1/15/19	6,000,000	5,989,338
United States Treasury Note, 1.250%, 11/15/18	47,200,000	47,244,271
United States Treasury Note, 1.250%, 11/30/18	35,000,000	35,027,335
United States Treasury Note, 1.250%, 12/15/18	5,000,000	5,003,420
United States Treasury Note, 1.250%, 1/31/19	11,500,000	11,504,945
United States Treasury Note, 1.375%, 12/31/18	20,000,000	20,054,300
United States Treasury Note, 1.500%, 2/28/19	19,000,000	19,092,039
United States Treasury Note, 2.750%, 2/15/19	10,000,000	10,281,640
Wal-Mart Stores, Inc., 1.950%, 12/15/18	3,200,000	3,227,363
Walgreens Boots Alliance, Inc., 1.750%, 5/30/18	2,000,000	2,003,004
Wells Fargo Bank NA, 1.650%, 1/22/18	2,000,000	1,999,120
		523,593,332
TOTAL BONDS AND NOTES
(Identified Cost $610,271,421)		609,596,190

SHORT-TERM INVESTMENTS — 0.3%

	SHARES
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund, 0.370%	2,017,387	2,017,387
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,017,387)		2,017,387
Total Investments — 99.6%
(Identified Cost $612,288,808)#		611,613,577

Cash and Other Assets, Less Liabilities — 0.4%		2,706,602
Net Assets — 100.0%		$614,320,179

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2017 amounted to $1,683,029 or 0.27% of the net assets of the Fund.
#	At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $612,288,808. Net unrealized depreciation aggregated $675,231 of which $192,880 related to appreciated investment securities and $868,111 related to depreciated investment securities.

Key to abbreviations:
GMTN — Global Medium Term Note
MTN — Medium Term Note
USD — U.S. Dollar

See notes to schedules of investments

SA U.S. Fixed Income Fund

March 31, 2017
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Government	43.2%
Financial	16.5%
Consumer, Non-cyclical	9.9%
Energy	9.3%
Technology	6.7%
Consumer, Cyclical	5.3%
Communications	4.3%
Industrial	3.9%
Utilities	0.9%
100.0%

+     Excludes Short-Term Investments

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 99.1%
Australia — 9.6%
Australia & New Zealand Banking Group Ltd, 2.550%, 11/23/21	USD	1,200,000	$1,195,704
Australia & New Zealand Banking Group Ltd MTN, 1.450%, 5/15/18	USD	6,500,000	6,488,274
Australia & New Zealand Banking Group Ltd MTN, 2.250%, 6/13/19	USD	3,500,000	3,522,078
Commonwealth Bank of Australia, 2.300%, 9/06/19	USD	2,350,000	2,366,010
Commonwealth Bank of Australia, 2.500%, 9/20/18 @	USD	14,443,000	14,598,407
Commonwealth Bank of Australia, 5.000%, 10/15/19	USD	1,000,000	1,071,356
Commonwealth Bank of Australia GMTN, 2.300%, 3/12/20 @	USD	3,000,000	3,006,207
National Australia Bank Ltd., 2.300%, 7/25/18	USD	6,925,000	6,977,845
National Australia Bank Ltd., 2.400%, 12/09/19 ±	USD	8,000,000	8,049,488
National Australia Bank Ltd. GMTN, 2.625%, 7/23/20	USD	5,000,000	5,052,115
Westpac Banking Corp., 2.250%, 1/17/19	USD	10,500,000	10,566,034
Westpac Banking Corp., 2.600%, 11/23/20	USD	5,300,000	5,342,342
Westpac Banking Corp., 4.875%, 11/19/19	USD	1,500,000	1,603,917
			69,839,777
Austria — 2.9%
Oesterreichische Kontrollbank AG, 1.625%, 3/12/19	USD	11,000,000	11,004,950
Oesterreichische Kontrollbank AG, 1.750%, 1/24/20 @	USD	10,000,000	9,994,980
			20,999,930
Canada — 15.3%
Bank of Montreal MTN, 1.900%, 8/27/21	USD	2,000,000	1,949,346
Bank of Nova Scotia (The), 2.050%, 6/05/19	USD	10,732,000	10,771,461
Bank of Nova Scotia (The), 2.350%, 10/21/20	USD	5,000,000	5,014,375
Bank of Nova Scotia (The), 2.800%, 7/21/21	USD	1,561,000	1,580,814
CPPIB Capital, Inc., 2.250%, 1/25/22 ±	USD	4,000,000	3,994,000
Province of Alberta Canada, 1.750%, 8/26/20 @±	USD	2,000,000	1,985,552
Province of Alberta Canada, 1.900%, 12/06/19	USD	4,600,000	4,605,166
Province of Manitoba Canada, 1.750%, 5/30/19	USD	5,000,000	5,011,820
Province of Ontario Canada, 2.000%, 1/30/19	USD	2,500,000	2,516,345
Province of Ontario Canada, 2.500%, 9/10/21	USD	11,082,000	11,201,885
Province of Ontario Canada, 4.000%, 10/07/19	USD	7,000,000	7,374,654
Province of Quebec Canada, 2.750%, 8/25/21 @	USD	8,000,000	8,187,672
Province of Quebec Canada, 3.500%, 7/29/20	USD	10,000,000	10,490,250
Royal Bank of Canada GMTN, 2.150%, 3/15/19	USD	5,000,000	5,032,605
Royal Bank of Canada GMTN, 2.150%, 3/06/20	USD	5,640,000	5,641,827
Royal Bank of Canada GMTN, 2.200%, 7/27/18	USD	3,190,000	3,212,831
Royal Bank of Canada GMTN, 2.500%, 1/19/21	USD	5,000,000	5,037,060
Toronto-Dominion Bank (The), 1.800%, 7/13/21 @	USD	9,750,000	9,506,221
Toronto-Dominion Bank (The) GMTN, 2.500%, 12/14/20	USD	1,500,000	1,514,460
Toronto-Dominion Bank (The) MTN, 2.125%, 4/07/21	USD	6,500,000	6,446,102
			111,074,446
France — 7.6%
Agence Francaise de Developpement, 1.625%, 1/21/20	USD	20,000,000	19,795,900
Caisse d'Amortissement de la Dette Sociale, 2.000%, 3/22/21	USD	7,000,000	6,922,979
Dexia Credit Local SA, 1.875%, 1/29/20	USD	5,898,000	5,834,172
Dexia Credit Local SA, 2.250%, 1/30/19	USD	3,000,000	3,012,399
Sanofi, 4.000%, 3/29/21	USD	3,500,000	3,712,531
Total Capital International SA, 2.100%, 6/19/19	USD	7,000,000	7,050,295
Total Capital International SA, 2.125%, 1/10/19 @	USD	4,875,000	4,906,546
Total Capital SA, 2.125%, 8/10/18	USD	3,342,000	3,362,199
Total Capital SA, 3.875%, 12/14/18	GBP	611,000	805,969
			55,402,990
Germany — 3.6%
FMS Wertmanagement AoeR, 1.375%, 6/08/21	USD	5,000,000	4,855,200
KFW, 1.000%, 6/11/18	USD	8,500,000	8,470,853
KFW, 1.625%, 3/15/21 @	USD	2,000,000	1,976,140
Landwirtschaftliche Rentenbank, 1.875%, 9/17/18	USD	10,000,000	10,073,350
State of North Rhine-Westphalia Germany, 1.625%, 1/22/20	USD	800,000	794,213
			26,169,756
Ireland — 2.6%
GE Capital International Funding Co., Unlimited Co., 2.342%, 11/15/20	USD	18,500,000	18,589,633
Japan — 1.9%
Japan Finance Organization for Municipalities, 2.125%, 3/06/19 @	USD	14,000,000	13,987,582
Netherlands — 5.1%
Bank Nederlandse Gemeenten NV, 1.625%, 4/19/21 @	USD	11,000,000	10,769,352
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.250%, 1/14/19	USD	2,300,000	2,315,012
Nederlandse Waterschapsbank NV, 1.625%, 3/04/20	USD	1,500,000	1,489,431

See notes to schedules of investments

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Netherlands (Continued)
Nederlandse Waterschapsbank NV, 1.875%, 3/13/19	USD	1,700,000	$1,707,488
Shell International Finance BV, 1.750%, 9/12/21	USD	2,500,000	2,431,645
Shell International Finance BV, 2.125%, 5/11/20	USD	13,495,000	13,501,316
Shell International Finance BV, 2.250%, 11/10/20	USD	5,100,000	5,120,971
			37,335,215
Norway — 2.7%
Kommunalbanken AS, 1.625%, 1/15/20 @	USD	5,000,000	4,975,270
Kommunalbanken AS, 1.625%, 2/10/21	USD	5,000,000	4,921,940
Statoil ASA, 1.950%, 11/08/18	USD	1,500,000	1,504,870
Statoil ASA, 2.250%, 11/08/19	USD	8,000,000	8,048,760
			19,450,840
Singapore — 1.1%
Singapore Government Bond, 1.250%, 10/01/21	SGD	6,000,000	4,216,750
Singapore Government Bond, 1.625%, 10/01/19	SGD	5,000,000	3,596,883
			7,813,633
Supranational — 4.5%
Council of Europe Development Bank, 1.625%, 3/16/21	USD	2,500,000	2,456,298
EUROFIMA, 1.750%, 5/29/20	USD	5,000,000	4,977,805
European Investment Bank, 1.625%, 6/15/21	USD	2,250,000	2,211,068
European Investment Bank, 1.875%, 3/15/19	USD	19,000,000	19,118,883
International Bank for Reconstruction & Development, 1.625%, 3/09/21	USD	4,000,000	3,950,152
			32,714,206
Sweden — 7.3%
Kommuninvest I Sverige AB, 2.000%, 11/12/19	USD	3,000,000	3,019,455
Kommuninvest I Sverige AB, 2.500%, 12/01/20	SEK	15,000,000	1,819,316
Nordea Bank AB, 2.375%, 4/04/19	USD	15,000,000	15,108,360
Nordea Bank AB, 2.500%, 9/17/20 ±	USD	4,000,000	4,011,176
Svensk Exportkredit AB, 1.875%, 6/17/19	USD	1,500,000	1,505,154
Svensk Exportkredit AB GMTN, 1.750%, 8/28/20	USD	7,000,000	6,955,627
Svensk Exportkredit AB GMTN, 1.750%, 3/10/21 @	USD	3,500,000	3,450,489
Svenska Handelsbanken AB, 5.125%, 3/30/20 ±	USD	5,000,000	5,395,080
Svenska Handelsbanken AB MTN, 2.250%, 6/17/19	USD	6,595,000	6,634,247
Sweden Government Bond, 5.000%, 12/01/20	SEK	41,100,000	5,483,241
			53,382,145
Switzerland — 0.1%
Novartis Capital Corp., 4.400%, 4/24/20	USD	1,000,000	1,073,567
United States — 34.8%
3M Co MTN, 2.000%, 8/07/20	USD	2,500,000	2,517,753
Alphabet, Inc., 3.625%, 5/19/21	USD	6,929,000	7,361,397
Apple, Inc., 1.550%, 2/07/20	USD	10,000,000	9,944,300
Apple, Inc., 1.550%, 8/04/21	USD	5,000,000	4,853,900
Apple, Inc., 2.100%, 5/06/19	USD	6,000,000	6,066,984
Berkshire Hathaway, Inc., 2.100%, 8/14/19	USD	11,500,000	11,616,564
Berkshire Hathaway, Inc., 2.200%, 3/15/21	USD	2,500,000	2,503,248
Berkshire Hathaway, Inc., 3.750%, 8/15/21	USD	1,200,000	1,274,665
Chevron Corp., 1.961%, 3/03/20	USD	6,600,000	6,597,928
Chevron Corp., 2.193%, 11/15/19	USD	11,000,000	11,101,046
Chevron Corp., 2.419%, 11/17/20	USD	500,000	505,118
Chevron Corp., 2.427%, 6/24/20	USD	3,000,000	3,034,215
Cisco Systems, Inc., 2.125%, 3/01/19	USD	4,000,000	4,042,860
Cisco Systems, Inc., 2.200%, 2/28/21	USD	7,950,000	7,957,871
Cisco Systems, Inc., 4.450%, 1/15/20	USD	8,000,000	8,573,160
Coca-Cola Co. (The), 1.875%, 10/27/20	USD	2,000,000	2,000,330
Coca-Cola Co. (The), 3.150%, 11/15/20	USD	1,970,000	2,059,117
Coca-Cola Co. (The), 3.300%, 9/01/21	USD	10,645,000	11,140,269
Colgate-Palmolive Co MTN, 1.500%, 11/01/18	USD	6,424,000	6,431,651
Exxon Mobil Corp., 1.819%, 3/15/19	USD	8,300,000	8,333,847
Exxon Mobil Corp., 1.912%, 3/06/20	USD	6,400,000	6,412,358
Exxon Mobil Corp., 2.222%, 3/01/21	USD	5,005,000	5,017,422
Federal National Mortgage Association, 1.500%, 6/22/20 @	USD	4,000,000	3,984,360
International Business Machines Corp., 2.250%, 2/19/21	USD	1,382,000	1,389,249
International Business Machines Corp., 2.500%, 1/27/22 @	USD	5,620,000	5,664,803
Johnson & Johnson, 1.650%, 12/05/18	USD	4,000,000	4,021,308
Merck & Co., Inc., 1.850%, 2/10/20	USD	15,500,000	15,538,238
Merck & Co., Inc., 3.875%, 1/15/21	USD	3,000,000	3,184,437
Merck Sharp & Dohme Corp., 5.000%, 6/30/19	USD	1,250,000	1,341,400
Microsoft Corp., 1.550%, 8/08/21	USD	11,000,000	10,725,407
Microsoft Corp., 1.625%, 12/06/18	USD	4,000,000	4,017,748
Microsoft Corp., 2.000%, 11/03/20	USD	3,000,000	3,011,367
Oracle Corp., 1.900%, 9/15/21	USD	7,500,000	7,374,330
Oracle Corp., 2.800%, 7/08/21	USD	13,500,000	13,784,809
Pfizer, Inc., 1.950%, 6/03/21	USD	4,000,000	3,978,356
Pfizer, Inc., 2.100%, 5/15/19	USD	16,374,999	16,521,392
Toyota Motor Credit Corp. MTN, 1.375%, 1/10/18	USD	726,000	725,954

See notes to schedules of investments

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Toyota Motor Credit Corp. MTN, 1.550%, 10/18/19	USD	4,000,000	$3,968,908
Toyota Motor Credit Corp. MTN, 2.000%, 10/24/18	USD	933,000	937,825
Toyota Motor Credit Corp. MTN, 2.100%, 1/17/19	USD	5,000,000	5,043,920
Toyota Motor Credit Corp. MTN, 2.125%, 7/18/19	USD	7,000,000	7,057,918
Toyota Motor Credit Corp. MTN, 2.150%, 3/12/20	USD	3,000,000	3,014,046
United States Treasury Note, 1.125%, 7/31/21	USD	3,000,000	2,909,940
United States Treasury Note, 1.875%, 6/30/20	USD	1,500,000	1,513,887
US Bank NA/Cincinnati OH, 2.125%, 10/28/19	USD	4,500,000	4,522,887
			253,578,492
TOTAL BONDS AND NOTES (Identified Cost $723,927,111)			721,412,212

		SHARES
SHORT-TERM INVESTMENTS — 3.5%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund, 0.370%		2,626,652	2,626,652
Collateral For Securities On Loan — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio		22,652,903	22,652,903
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $25,279,555)			25,279,555
Total Investments — 102.6%
(Identified Cost $749,206,666)#			746,691,767

Liabilities, Less Cash and Other Assets — (2.6%)			(18,761,908)
Net Assets — 100.0%			$727,929,859

†	See Note 1
@	A portion or all of the security were held on loan. As of March 31, 2017, the market value of the securities on loan was $33,134,551.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2017 amounted to $23,435,296 or 3.22% of the net assets of the Fund.

#

At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $749,206,666. Net unrealized depreciation aggregated $2,514,899 of which $1,396,287 related to appreciated investment securities and $3,911,186 related to depreciated investment securities.

Key to abbreviations:
GBP — British Pound
GMTN — Global Medium Term Note
MTN — Medium Term Note
SEK — Swedish Krona
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to schedules of investments

SA Global Fixed Income Fund

March 31, 2017
Country Weightings (% of portfolio market value)+ (Unaudited)

Country	Percentage
United States	35.4%
Canada	15.3%
Australia	9.6%
France	7.7%
Sweden	7.4%
Netherlands	5.2%
Supranational	4.5%
Germany	3.6%
Austria	2.9%
Other	8.4%
100.0%

+       Excludes Short-Term Investments

SA Global Fixed Income Fund

Top largest industry holdings as of March 31, 2017
(As a percentage of net assets) (Unaudited):

Industry	Percentage
Financial	39.2%
Government	21.8%
Energy	12.1%
Consumer, Non-cyclical	9.7%
Technology	9.3%
Communications	3.9%
Consumer, Cyclical	2.8%
Industrial	0.3%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.7%
Aerospace & Defense — 2.7%
Arconic, Inc.	4,935	$129,988
BE Aerospace, Inc.	4,563	292,534
Boeing Co. (The)	29,229	5,169,441
BWX Technologies, Inc.	5,045	240,142
Cubic Corp.	500	26,400
Curtiss-Wright Corp.	1,160	105,862
DigitalGlobe, Inc. *	1,509	49,420
Engility Holdings, Inc. *	495	14,325
Esterline Technologies Corp. *	736	63,333
General Dynamics Corp.	10,085	1,887,912
HEICO Corp.	677	59,034
HEICO Corp., Class A	1,226	91,950
Hexcel Corp.	3,100	169,105
Huntington Ingalls Industries, Inc.	1,972	394,873
KLX, Inc. *	1,200	53,640
L3 Technologies, Inc.	826	136,529
Lockheed Martin Corp.	12,054	3,225,650
Moog, Inc., Class A *	1,100	74,085
Northrop Grumman Corp.	7,231	1,719,821
Orbital ATK, Inc.	573	56,154
Raytheon Co.	9,280	1,415,200
Rockwell Collins, Inc.	5,848	568,192
Spirit Aerosystems Holdings, Inc., Class A	5,105	295,682
Teledyne Technologies, Inc. *	800	101,168
Textron, Inc.	8,122	386,526
TransDigm Group, Inc.	1,620	356,659
Triumph Group, Inc. @	1,120	28,840
United Technologies Corp.	24,562	2,756,102
Vectrus, Inc. *	366	8,180
Wesco Aircraft Holdings, Inc. *@	844	9,622
		19,886,369
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	6,400	494,656
Expeditors International of Washington, Inc.	7,407	418,421
FedEx Corp.	9,639	1,881,051
Forward Air Corp.	536	25,497
HUB Group, Inc., Class A *	982	45,565
United Parcel Service, Inc., Class B	32,513	3,488,645
XPO Logistics, Inc. *	3,028	145,011
		6,498,846
Airlines — 1.0%
Alaska Air Group, Inc.	5,828	537,458
Allegiant Travel Co.	800	128,200
American Airlines Group, Inc. @	27,103	1,146,457
Copa Holdings SA, Class A	1,041	116,852
Delta Air Lines, Inc.	36,650	1,684,434
Hawaiian Holdings, Inc. *	2,703	125,555
JetBlue Airways Corp. *	10,625	218,981
Skywest, Inc.	500	17,125
Southwest Airlines Co.	30,212	1,624,197
Spirit Airlines, Inc. *	2,600	137,982
United Continental Holdings, Inc. *	16,772	1,184,774
		6,922,015
Auto Components — 0.5%
Adient PLC @	2,642	191,994
American Axle & Manufacturing Holdings, Inc. *@	4,031	75,702
Autoliv, Inc.	2,700	276,102
BorgWarner, Inc. @	7,099	296,667
Cooper Tire & Rubber Co.	2,400	106,440
Dana, Inc.	6,712	129,609
Delphi Automotive PLC	12,677	1,020,372
Dorman Products, Inc. *@	1,109	91,082
Gentex Corp.	10,100	215,433
Gentherm, Inc. *@	1,000	39,250
Goodyear Tire & Rubber Co. (The)	10,639	383,004
Horizon Global Corp. *	587	8,147
LCI Industries	900	89,820
Lear Corp.	2,724	385,664
Tenneco, Inc. @	2,500	156,050
Visteon Corp. *	1,205	118,030
		3,583,366
Automobiles — 0.6%
Ford Motor Co.	148,394	1,727,306
General Motors Co.	52,835	1,868,246
Harley-Davidson, Inc.	7,722	467,181
Tesla, Inc. *	1,103	306,965
Thor Industries, Inc.	1,600	153,808
		4,523,506
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A *	422	61,042
Brown-Forman Corp., Class A	1,902	89,527
Brown-Forman Corp., Class B	11,440	528,299
Coca-Cola Bottling Co., Consolidated	200	41,204
Coca-Cola Co. (The)	159,849	6,783,992
Constellation Brands, Inc., Class A	3,898	631,749
Dr Pepper Snapple Group, Inc.	8,222	805,098
Molson Coors Brewing Co., Class B	2,775	265,595
Monster Beverage Corp. *	12,111	559,165
PepsiCo, Inc.	67,969	7,603,013
		17,368,684
Biotechnology — 3.1%
AbbVie, Inc.	75,823	4,940,627
ACADIA Pharmaceuticals, Inc. *	1,092	37,543
Alexion Pharmaceuticals, Inc. *	1,781	215,928
Alkermes PLC *	1,979	115,772
Alnylam Pharmaceuticals, Inc. *@	810	41,513
Amgen, Inc.	23,546	3,863,192
Aptevo Therapeutics, Inc. *	51	105
Biogen, Inc. *	7,600	2,077,992
BioMarin Pharmaceutical, Inc. *	1,527	134,040
Bioverativ, Inc. *	4,400	239,624
Celgene Corp. *	29,744	3,701,046
Emergent BioSolutions, Inc. *	102	2,962
Exelixis, Inc. *	6,333	137,236
Gilead Sciences, Inc.	65,395	4,441,628
Incyte Corp. *	5,067	677,306
Insys Therapeutics, Inc. *@	201	2,113
Ionis Pharmaceuticals, Inc. *@	1,162	46,712
Kite Pharma, Inc. *	233	18,288
Ligand Pharmaceuticals, Inc. *	374	39,584
Myriad Genetics, Inc. *@	2,380	45,696
Neurocrine Biosciences, Inc. *	1,008	43,646
Opko Health, Inc. *@	3,300	26,400
Regeneron Pharmaceuticals, Inc. *	2,508	971,875
Seattle Genetics, Inc. *@	1,502	94,416
TESARO, Inc. *@	616	94,784
United Therapeutics Corp. *	1,803	244,090
Vertex Pharmaceuticals, Inc. *	1,732	189,394
		22,443,512
Building Products — 0.4%
A.O. Smith Corp.	4,700	240,452
AAON, Inc.	400	14,140
Allegion PLC	4,647	351,778
Apogee Enterprises, Inc. @	400	23,844
Armstrong Flooring, Inc. *	711	13,097
Armstrong World Industries, Inc. *	1,422	65,483

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Builders FirstSource, Inc. *	1,300	$19,370
Fortune Brands Home & Security, Inc.	4,126	251,067
Johnson Controls International PLC	26,423	1,112,937
Lennox International, Inc.	1,236	206,783
Masco Corp.	11,358	386,059
Owens Corning	3,497	214,611
Simpson Manufacturing Co., Inc.	1,080	46,537
Trex Co., Inc. *	800	55,512
Universal Forest Products, Inc.	597	58,828
USG Corp. *@	2,828	89,930
		3,150,428
Capital Markets — 2.1%
Affiliated Managers Group, Inc.	1,780	291,813
Ameriprise Financial, Inc.	5,167	670,057
Artisan Partners Asset Management, Inc., Class A	1,440	39,744
Bank of New York Mellon Corp. (The)	22,232	1,050,017
BGC Partners, Inc., Class A	7,600	86,336
BlackRock, Inc.	2,592	994,058
CBOE Holdings, Inc.	3,888	315,200
Charles Schwab Corp. (The)	25,698	1,048,735
CME Group, Inc.	3,590	426,492
Cohen & Steers, Inc.	500	19,985
Donnelley Financial Solutions, Inc. *	1,074	20,718
E*Trade Financial Corp. *	4,507	157,249
Eaton Vance Corp.	5,845	262,791
Evercore Partners, Inc., Class A	1,380	107,502
FactSet Research Systems, Inc.	1,947	321,080
Federated Investors, Inc., Class B	3,536	93,138
Financial Engines, Inc. @	700	30,485
Franklin Resources, Inc.	8,861	373,403
GAMCO Investors, Inc., Class A	200	5,918
Goldman Sachs Group, Inc. (The)	5,595	1,285,283
Interactive Brokers Group, Inc., Class A	2,247	78,016
Intercontinental Exchange, Inc.	10,435	624,744
Invesco Ltd.	8,325	254,995
Janus Capital Group, Inc.	4,300	56,760
Legg Mason, Inc.	1,900	68,609
LPL Financial Holdings, Inc.	2,967	118,176
MarketAxess Holdings, Inc.	1,300	243,737
Moody's Corp.	5,690	637,508
Morgan Stanley	25,092	1,074,941
Morningstar, Inc.	700	55,020
MSCI, Inc., Class A	3,286	319,366
Nasdaq, Inc.	1,536	106,675
Northern Trust Corp.	4,761	412,207
Raymond James Financial, Inc.	2,600	198,276
S&P Global, Inc.	12,351	1,614,770
SEI Investments Co.	4,110	207,308
State Street Corp.	6,005	478,058
Stifel Financial Corp. *	1,686	84,620
T. Rowe Price Group, Inc.	10,102	688,451
TD Ameritrade Holding Corp.	7,939	308,510
Virtus Investment Partners, Inc.	200	21,180
Waddell & Reed Financial, Inc., Class A @	3,561	60,537
WisdomTree Investments, Inc. @	5,031	45,682
		15,358,150
Chemicals — 2.6%
AdvanSix, Inc. *	1,163	31,773
Air Products & Chemicals, Inc.	6,940	938,913
Albemarle Corp.	3,067	323,998
Ashland Global Holdings, Inc.	1,329	164,543
Axalta Coating Systems Ltd. *	5,614	180,771
Balchem Corp.	1,093	90,085
Cabot Corp.	1,800	107,838
Celanese Corp., Series A	2,723	244,662
CF Industries Holdings, Inc. @	5,854	171,815
Chemours Co. (The)	6,313	243,050
Dow Chemical Co. (The)	35,427	2,251,032
Eastman Chemical Co.	6,348	512,918
Ecolab, Inc.	8,393	1,051,979
EI Du Pont de Nemours & Co.	28,819	2,315,030
Flotek Industries, Inc. *@	1,026	13,123
FMC Corp.	1,919	133,543
GCP Applied Technologies, Inc. *	3,212	104,872
H.B. Fuller Co. @	1,077	55,530
Huntsman Corp.	6,809	167,093
Ingevity Corp. *	830	50,505
International Flavors & Fragrances, Inc.	3,158	418,530
LyondellBasell Industries NV, Class A	16,269	1,483,570
Minerals Technologies, Inc.	1,316	100,806
Monsanto Co.	19,039	2,155,215
Mosaic Co. (The)	4,187	122,177
NewMarket Corp.	462	209,392
Olin Corp. @	3,768	123,854
Platform Specialty Products Corp. *	1,155	15,038
PolyOne Corp.	2,800	95,452
PPG Industries, Inc.	10,110	1,062,359
Praxair, Inc.	14,061	1,667,635
RPM International, Inc.	4,928	271,188
Scotts Miracle-Gro Co. (The), Class A	2,064	192,757
Sensient Technologies Corp.	1,000	79,260
Sherwin Williams Co. (The)	3,887	1,205,708
Trinseo SA	1,665	111,721
Tronox Ltd., Class A	771	14,225
Valspar Corp. (The)	3,512	389,621
W.R. Grace & Co.	2,716	189,332
		19,060,913
Commercial Banks — 4.0%
Associated Banc-Corp.	4,367	106,555
BancorpSouth, Inc.	2,260	68,365
Bank of America Corp.	139,263	3,285,214
Bank of Hawaii Corp.	1,300	107,068
Bank of the Ozarks, Inc.	2,453	127,581
BankUnited, Inc.	2,100	78,351
BB&T Corp.	13,627	609,127
Cathay General Bancorp	2,343	88,284
Chemical Financial Corp. @	1,945	99,487
CIT Group, Inc.	2,643	113,464
Citigroup, Inc.	40,085	2,397,885
Citizens Financial Group, Inc.	6,158	212,759
Columbia Banking System, Inc.	1,612	62,852
Comerica, Inc.	3,113	213,490
Commerce Bancshares, Inc.	2,416	135,683
Community Bank System, Inc. @	1,228	67,515
Cullen/Frost Bankers, Inc.	1,203	107,031
CVB Financial Corp. @	2,712	59,908
Eagle Bancorp, Inc. *	460	27,462
East West Bancorp, Inc.	3,444	177,745
Fifth Third Bancorp	18,398	467,309
First Citizens Bancshares, Inc., Class A	112	37,561
First Financial Bankshares, Inc. @	705	28,271
First Horizon National Corp. @	5,445	100,732
First Midwest Bancorp, Inc.	1,735	41,085
First Republic Bank	2,906	272,612
FNB Corp.	4,017	59,733
Fulton Financial Corp.	5,467	97,586
Glacier Bancorp, Inc.	3,134	106,337

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Great Western Bancorp, Inc. @	1,288	$54,624
Hancock Holding Co.	2,100	95,655
Hilltop Holdings, Inc.	2,327	63,923
Home Bancshares, Inc.	1,846	49,971
Hope Bancorp, Inc.	2,893	55,459
Huntington Bancshares, Inc.	17,050	228,299
Iberiabank Corp.	891	70,478
International Bancshares Corp.	1,350	47,790
Investors Bancorp, Inc.	5,282	75,955
JPMorgan Chase & Co.	79,768	7,006,821
KeyCorp	13,595	241,719
LegacyTexas Financial Group, Inc.	399	15,920
M&T Bank Corp.	1,808	279,752
MB Financial, Inc.	1,600	68,512
Old National Bancorp	2,800	48,580
PacWest Bancorp	1,900	101,194
People's United Financial, Inc.	2,892	52,634
Pinnacle Financial Partners, Inc.	641	42,594
PNC Financial Services Group, Inc. (The)	9,592	1,153,342
Popular, Inc.	2,182	88,873
Private Bancorp, Inc.	2,000	118,740
Prosperity Bancshares, Inc.	1,226	85,464
Regions Financial Corp.	15,317	222,556
ServisFirst Bancshares, Inc. @	434	15,789
Signature Bank *	1,100	163,229
Simmons First National Corp., Class A	600	33,090
South State Corp.	799	71,391
Sterling Bancorp	2,975	70,507
SunTrust Banks, Inc.	10,671	590,106
SVB Financial Group *@	1,100	204,699
Synovus Financial Corp.	3,279	134,505
TCF Financial Corp.	4,700	79,994
Texas Capital Bancshares, Inc. *	827	69,013
TowneBank @	430	13,932
Trustmark Corp.	1,900	60,401
UMB Financial Corp.	900	67,779
Umpqua Holdings Corp.	3,100	54,994
United Bankshares, Inc. @	1,262	53,319
United Community Banks, Inc.	396	10,965
US Bancorp	34,532	1,778,398
Valley National Bancorp	5,707	67,343
Webster Financial Corp. @	1,276	63,851
Wells Fargo & Co.	101,335	5,640,306
Westamerica Bancorp	500	27,915
Western Alliance Bancorp *	2,242	110,060
Wintrust Financial Corp.	1,100	76,032
Zions Bancorp	3,209	134,778
		29,218,303
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	52,320
Brady Corp., Class A	1,200	46,380
Brink's Co. (The)	1,230	65,743
Cintas Corp. @	3,459	437,702
Civeo Corp. *	3,200	9,568
Clean Harbors, Inc. *	1,735	96,501
Copart, Inc. *	4,171	258,310
Covanta Holding Corp.	3,570	56,049
Deluxe Corp.	2,000	144,340
Essendant, Inc.	900	13,635
Healthcare Services Group, Inc. @	2,053	88,464
Herman Miller, Inc. @	2,059	64,961
HNI Corp.	1,066	49,132
Interface, Inc.	1,200	22,860
KAR Auction Services, Inc.	5,425	236,910
LSC Communications, Inc.	1,074	27,022
Mobile Mini, Inc.	1,083	33,031
MSA Safety, Inc.	1,100	77,759
Pitney Bowes, Inc.	9,123	119,603
Republic Services, Inc.	7,222	453,614
Rollins, Inc.	4,221	156,726
RR Donnelley & Sons Co.	2,865	34,695
Steelcase, Inc., Class A	3,679	61,623
Stericycle, Inc. *@	1,894	156,994
Tetra Tech, Inc.	1,092	44,608
UniFirst Corp. @	477	67,472
Waste Management, Inc.	20,670	1,507,256
West Corp.	700	17,094
		4,400,372
Communications Equipment — 0.9%
ADTRAN, Inc.	1,300	26,975
Arista Networks, Inc. *	864	114,281
ARRIS International PLC *@	4,019	106,303
Brocade Communications Systems, Inc.	11,672	145,667
Ciena Corp. *	4,911	115,949
Cisco Systems, Inc.	118,503	4,005,401
CommScope Holding Co., Inc. *	6,010	250,677
EchoStar Corp., Class A *	1,040	59,228
F5 Networks, Inc. *	2,800	399,196
Finisar Corp. *@	2,900	79,286
Harris Corp.	3,277	364,632
InterDigital, Inc.	1,772	152,924
Juniper Networks, Inc.	4,904	136,478
Lumentum Holdings, Inc. *@	1,020	54,417
Motorola Solutions, Inc.	4,325	372,901
NETGEAR, Inc. *	426	21,108
NetScout Systems, Inc. *	2,150	81,593
Palo Alto Networks, Inc. *@	756	85,186
Plantronics, Inc.	1,300	70,343
Ubiquiti Networks, Inc. *	932	46,842
Viasat, Inc. *	1,131	72,180
Viavi Solutions, Inc. *	5,100	54,672
		6,816,239
Computers & Peripherals — 5.4%
3D Systems Corp. *@	1,421	21,258
Apple, Inc.	244,236	35,086,944
Electronics for Imaging, Inc. *	1,399	68,313
Hewlett Packard Enterprise Co.	44,120	1,045,644
HP, Inc.	53,010	947,819
NCR Corp. *	4,927	225,065
NetApp, Inc.	7,606	318,311
Seagate Technology PLC	15,309	703,142
Stratasys Ltd. *	981	20,101
Western Digital Corp.	5,725	472,484
Xerox Corp.	14,022	102,922
		39,012,003
Construction & Engineering — 0.2%
AECOM *@	2,636	93,815
Chicago Bridge & Iron Co. NV	2,347	72,170
Dycom Industries, Inc. *@	1,788	166,194
EMCOR Group, Inc.	1,700	107,015
Fluor Corp.	3,842	202,166
Granite Construction, Inc.	245	12,296
Jacobs Engineering Group, Inc.	1,095	60,532
KBR, Inc.	2,987	44,895
MasTec, Inc. *@	2,200	88,110
Primoris Services Corp.	1,000	23,220
Quanta Services, Inc. *	3,524	130,776

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Valmont Industries, Inc.	432	$67,176
		1,068,365
Construction Materials — 0.1%
Eagle Materials, Inc.	1,471	142,893
Martin Marietta Materials, Inc.	988	215,631
Vulcan Materials Co.	2,484	299,272
		657,796
Consumer Finance — 0.8%
Ally Financial, Inc.	14,704	298,932
American Express Co.	30,084	2,379,945
Capital One Financial Corp.	11,832	1,025,361
Credit Acceptance Corp. *@	284	56,633
Discover Financial Services	12,087	826,630
FirstCash, Inc.	1,400	68,810
Navient Corp.	12,353	182,330
Nelnet, Inc., Class A	156	6,842
OneMain Holdings, Inc. *	893	22,191
PRA Group, Inc. *@	1,500	49,725
Santander Consumer USA Holdings, Inc. *	3,992	53,174
SLM Corp. *	15,724	190,260
Synchrony Financial	26,610	912,723
		6,073,556
Containers & Packaging — 0.5%
Aptargroup, Inc.	2,499	192,398
Avery Dennison Corp.	4,556	367,214
Ball Corp.	3,343	248,251
Bemis Co., Inc.	3,733	182,394
Berry Plastics Group, Inc. *	4,752	230,805
Crown Holdings, Inc. *	6,068	321,301
Graphic Packaging Holding Co.	13,226	170,219
Greif, Inc., Class A @	1,000	55,090
International Paper Co.	14,819	752,509
Owens-Illinois, Inc. *	6,988	142,415
Packaging Corp. of America	4,365	399,921
Sealed Air Corp.	9,671	421,462
Silgan Holdings, Inc.	1,968	116,820
Sonoco Products Co. @	3,106	164,370
WestRock Co.	3,180	165,455
		3,930,624
Distributors — 0.1%
Core-Mark Holding Co., Inc.	724	22,581
Genuine Parts Co.	5,605	517,958
LKQ Corp. *	9,191	269,021
Pool Corp.	1,885	224,937
		1,034,497
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	1,729	125,335
DeVry Education Group, Inc.	1,600	56,720
Graham Holdings Co., Class B	100	59,955
Grand Canyon Education, Inc. *	2,002	143,363
H&R Block, Inc.	8,277	192,440
Houghton Mifflin Harcourt Co. *	2,049	20,798
Service Corp. International	9,025	278,692
ServiceMaster Global Holdings, Inc. *	6,209	259,226
Sotheby's *	1,429	64,991
		1,201,520
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B *	54,580	9,097,395
FNFV Group *@	2,320	30,740
Leucadia National Corp.	4,626	120,276
Voya Financial, Inc.	1,793	68,062
		9,316,473
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	241,453	10,032,372
CenturyLink, Inc.	19,042	448,820
Cogent Communications Holdings, Inc.	1,228	52,865
Frontier Communications Corp. @	18,754	40,134
Level 3 Communications, Inc. *	6,484	371,015
SBA Communications Corp. *	3,900	469,443
Verizon Communications, Inc.	193,995	9,457,256
Windstream Holdings, Inc.	4,665	25,424
		20,897,329
Electric Utilities — 1.8%
Allete, Inc.	1,400	94,794
Alliant Energy Corp.	5,892	233,382
American Electric Power Co., Inc.	14,430	968,686
Avangrid, Inc.	1,433	61,246
Duke Energy Corp.	18,792	1,541,132
Edison International	10,408	828,581
El Paso Electric Co.	1,200	60,600
Entergy Corp.	4,316	327,843
Eversource Energy	8,109	476,647
Exelon Corp.	29,315	1,054,754
FirstEnergy Corp.	10,397	330,833
Great Plains Energy, Inc.	5,615	164,070
Hawaiian Electric Industries, Inc.	3,245	108,091
IDACORP, Inc.	1,576	130,745
MGE Energy, Inc.	573	37,245
NextEra Energy, Inc.	14,718	1,889,350
OGE Energy Corp.	5,840	204,283
PG&E Corp.	13,322	884,048
Pinnacle West Capital Corp.	3,190	265,982
PNM Resources, Inc. @	2,600	96,200
Portland General Electric Co.	2,100	93,282
PPL Corp.	19,020	711,158
Southern Co. (The)	27,660	1,376,915
Westar Energy, Inc.	4,860	263,752
Xcel Energy, Inc.	15,130	672,528
		12,876,147
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,379	281,316
AMETEK, Inc.	7,303	394,946
Babcock & Wilcox Enterprises, Inc. *	1,486	13,879
Eaton Corp. PLC	9,300	689,595
Emerson Electric Co.	25,280	1,513,261
EnerSys	1,200	94,728
Generac Holdings, Inc. *	2,200	82,016
Hubbell, Inc.	1,994	239,380
Regal Beloit Corp.	967	73,154
Rockwell Automation, Inc.	5,603	872,443
Sensata Technologies Holding NV *	5,879	256,736
		4,511,454
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	11,806	840,233
Anixter International, Inc. *	800	63,440
Arrow Electronics, Inc. *	2,614	191,894
Avnet, Inc.	2,642	120,898
Belden, Inc.	1,699	117,554
CDW Corp.	6,754	389,773
Cognex Corp.	1,853	155,559
Coherent, Inc. *	580	119,271
Corning, Inc.	13,249	357,723
Daktronics, Inc.	100	945
Dolby Laboratories, Inc., Class A	1,700	89,097

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Flex Ltd. *	21,283	$357,554
FLIR Systems, Inc.	3,073	111,488
IPG Photonics Corp. *	763	92,094
Itron, Inc. *	545	33,082
Jabil Circuit, Inc.	5,400	156,168
Keysight Technologies, Inc. *	5,963	215,503
Knowles Corp. *	1,850	35,058
Littelfuse, Inc.	380	60,766
Methode Electronics, Inc.	400	18,240
National Instruments Corp.	1,558	50,728
OSI Systems, Inc. *@	572	41,750
Plexus Corp. *	900	52,020
Sanmina Corp. *	900	36,540
SYNNEX Corp.	735	82,276
TE Connectivity Ltd.	11,810	880,436
Tech Data Corp. *	1,300	122,070
Trimble, Inc. *	5,941	190,171
Universal Display Corp. @	99	8,524
VeriFone Systems, Inc. *	2,891	54,148
Vishay Intertechnology, Inc. @	4,130	67,939
Zebra Technologies Corp., Class A *	1,552	141,620
		5,254,562
Energy Equipment & Services — 0.5%
Archrock, Inc.	1,688	20,931
Atwood Oceanics, Inc. *	1,100	10,483
Baker Hughes, Inc.	5,494	328,651
Bristow Group, Inc.	1,083	16,472
CARBO Ceramics, Inc. *	300	3,912
Core Laboratories NV	1,811	209,207
Diamond Offshore Drilling, Inc. *@	1,386	23,160
Dril-Quip, Inc. *@	900	49,095
Ensco PLC	3,073	27,503
Era Group, Inc. *	400	5,304
Exterran Corp. *	844	26,544
Forum Energy Technologies, Inc. *	1,368	28,318
Gulfmark Offshore, Inc., Class A *@	600	210
Halliburton Co.	9,916	487,966
Helix Energy Solutions Group, Inc. *	2,643	20,536
Helmerich & Payne, Inc. @	952	63,375
Hornbeck Offshore Services, Inc. *@	900	3,987
McDermott International, Inc. *@	6,400	43,200
Nabors Industries Ltd.	8,800	115,016
National Oilwell Varco, Inc.	4,522	181,287
Noble Corp. PLC	5,783	35,797
Oceaneering International, Inc. @	2,700	73,116
Oil States International, Inc. *	1,400	46,410
Pacific Drilling SA *@	2	4
Patterson-UTI Energy, Inc.	4,300	104,361
Rowan Cos. PLC, Class A *@	2,805	43,702
Schlumberger Ltd.	20,262	1,582,462
SEACOR Holdings, Inc. *	500	34,595
Superior Energy Services, Inc. *	2,568	36,620
TechnipFMC PLC *	3,165	102,862
Tidewater, Inc. *@	1,400	1,610
Transocean Ltd. *	6,878	85,631
U.S. Silica Holdings, Inc.	612	29,370
Unit Corp. *	1,300	31,408
Weatherford International PLC *@	7,321	48,685
		3,921,790
Food & Staples Retailing — 2.1%
Andersons, Inc. (The)	486	18,419
Casey's General Stores, Inc. @	1,701	190,937
Costco Wholesale Corp.	17,536	2,940,612
CVS Health Corp.	34,622	2,717,827
Kroger Co. (The)	41,913	1,236,014
PriceSmart, Inc. @	600	55,320
Rite Aid Corp. *@	44,924	190,927
Sprouts Farmers Market, Inc. *@	4,416	102,098
SUPERVALU, Inc. *	5,600	21,616
Sysco Corp.	21,676	1,125,418
United Natural Foods, Inc. *@	1,400	60,522
Wal-Mart Stores, Inc.	60,220	4,340,658
Walgreens Boots Alliance, Inc.	23,854	1,981,075
Weis Markets, Inc. @	600	35,790
Whole Foods Market, Inc. @	11,307	336,044
		15,353,277
Food Products — 1.4%
Archer-Daniels-Midland Co.	8,248	379,738
B&G Foods, Inc. @	2,370	95,392
Blue Buffalo Pet Products, Inc. *	2,386	54,878
Bunge Ltd.	3,123	247,529
Cal-Maine Foods, Inc. @	1,089	40,075
Campbell Soup Co.	8,657	495,527
ConAgra Brands, Inc.	6,911	278,790
Darling Ingredients, Inc. *	6,645	96,485
Dean Foods Co.	4,792	94,211
Flowers Foods, Inc.	5,407	104,950
Fresh Del Monte Produce, Inc.	1,100	65,153
General Mills, Inc.	24,938	1,471,591
Hain Celestial Group, Inc. (The) *	2,595	96,534
Hershey Co. (The)	7,200	786,600
Hormel Foods Corp.	9,190	318,250
Ingredion, Inc.	2,464	296,739
J&J Snack Foods Corp.	457	61,951
J.M. Smucker Co. (The)	2,349	307,907
Kellogg Co.	11,146	809,311
Kraft Heinz Co. (The)	8,932	811,115
Lamb Weston Holdings, Inc.	4,692	197,346
Lancaster Colony Corp.	722	93,022
McCormick & Co., Inc.	4,223	411,954
Mead Johnson Nutrition Co.	6,182	550,693
Mondelez International, Inc., Class A	14,408	620,697
Pilgrim's Pride Corp.	1,700	38,258
Pinnacle Foods, Inc.	3,213	185,936
Post Holdings, Inc. *	1,507	131,893
Sanderson Farms, Inc. @	839	87,122
Snyders-Lance, Inc. @	1,354	54,580
Tootsie Roll Industries, Inc. @	349	13,041
TreeHouse Foods, Inc. *@	916	77,549
Tyson Foods, Inc., Class A	8,281	511,020
WhiteWave Foods Co., Class A *	5,574	312,980
		10,198,817
Gas Utilities — 0.2%
Atmos Energy Corp.	3,300	260,667
National Fuel Gas Co. @	1,600	95,392
New Jersey Resources Corp.	2,300	91,080
Northwest Natural Gas Co.	456	26,950
ONE Gas, Inc.	1,600	108,160
South Jersey Industries, Inc. @	1,600	57,040
Southwest Gas Corp.	1,343	111,348
Spire, Inc.	963	65,002
UGI Corp.	5,299	261,771
WGL Holdings, Inc.	1,400	115,542
		1,192,952
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	39,339	1,747,045
ABIOMED, Inc. *	957	119,816

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Alere, Inc. *	2,200	$87,406
Align Technology, Inc. *@	2,300	263,833
Baxter International, Inc.	9,977	517,407
Becton Dickinson & Co.	5,839	1,071,106
Boston Scientific Corp. *	14,210	353,403
Cantel Medical Corp.	1,074	86,027
Cooper Companies, Inc. (The)	939	187,697
CR Bard, Inc.	3,279	814,963
Danaher Corp.	11,313	967,601
Dentsply Sirona, Inc.	2,030	126,753
DexCom, Inc. *	883	74,817
Edwards Lifesciences Corp. *	6,748	634,784
Globus Medical, Inc., Class A *	1,500	44,430
Haemonetics Corp. *	1,000	40,570
Halyard Health, Inc. *	1,856	70,695
Hill-Rom Holdings, Inc.	1,280	90,368
Hologic, Inc. *	6,826	290,446
ICU Medical, Inc. *	98	14,965
Idexx Laboratories, Inc. *	3,159	488,413
Integra LifeSciences Holdings Corp. *@	1,168	49,208
Intuitive Surgical, Inc. *	725	555,691
LivaNova PLC *	1,115	54,646
Masimo Corp. *	1,500	139,890
Medtronic PLC	18,950	1,526,612
Neogen Corp. *	167	10,947
NuVasive, Inc. *	1,369	102,237
ResMed, Inc. @	4,096	294,789
SeaSpine Holdings Corp. *	266	2,088
STERIS PLC	1,291	89,673
Stryker Corp.	10,173	1,339,275
Teleflex, Inc.	764	148,010
Varex Imaging Corp. *	1,282	43,075
Varian Medical Systems, Inc. *	3,205	292,072
West Pharmaceutical Services, Inc.	1,773	144,695
Wright Medical Group NV *	427	13,288
Zimmer Biomet Holdings, Inc.	3,710	453,028
		13,351,769
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. *@	916	39,938
Aetna, Inc.	10,865	1,385,831
Air Methods Corp. *@	1,200	51,600
AmerisourceBergen Corp.	6,392	565,692
AMN Healthcare Services, Inc. *	1,300	52,780
Anthem, Inc.	5,244	867,253
Brookdale Senior Living, Inc. *	3,601	48,361
Cardinal Health, Inc.	12,363	1,008,203
Centene Corp. *	2,669	190,193
Chemed Corp.	690	126,056
CIGNA Corp.	8,271	1,211,619
Community Health Systems, Inc. *	4,567	40,509
DaVita, Inc. *	5,848	397,489
Diplomat Pharmacy, Inc. *	170	2,711
Envision Healthcare Corp. *	3,353	205,606
Express Scripts Holding Co. *	23,331	1,537,746
HCA Holdings, Inc. *	9,284	826,183
HealthEquity, Inc. *@	400	16,980
Healthsouth Corp.	3,958	169,442
Henry Schein, Inc. *	2,586	439,542
Humana, Inc.	3,511	723,758
Kindred Healthcare, Inc.	1,371	11,448
Laboratory Corp. of America Holdings *	2,802	402,003
LifePoint Health, Inc. *@	1,533	100,411
Magellan Health, Inc. *	708	48,887
McKesson Corp.	8,310	1,232,041
Mednax, Inc. *	2,600	180,388
Molina Healthcare, Inc. *@	1,439	65,618
Owens & Minor, Inc.	1,695	58,647
Patterson Cos., Inc. @	2,215	100,184
Premier, Inc., Class A *	455	14,483
Quest Diagnostics, Inc.	4,438	435,767
Quorum Health Corp. *	1,141	6,207
Select Medical Holdings Corp. *	2,804	37,433
Tenet Healthcare Corp. *	4,329	76,667
UnitedHealth Group, Inc.	35,064	5,750,723
Universal Health Services, Inc., Class B	3,403	423,503
VCA, Inc. *	2,228	203,862
WellCare Health Plans, Inc. *	1,103	154,652
		19,210,416
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc. *	5,500	69,740
athenahealth, Inc. *@	948	106,830
Cerner Corp. *	9,114	536,359
HMS Holdings Corp. *	1,549	31,491
Veeva Systems, Inc., Class A *@	1,900	97,432
		841,852
Hotels, Restaurants & Leisure — 2.2%
Aramark	8,191	302,002
Belmond Ltd., Class A *	1,547	18,719
Bloomin' Brands, Inc.	6,102	120,392
Bob Evans Farms, Inc.	800	51,896
Brinker International, Inc. @	1,448	63,654
Buffalo Wild Wings, Inc. *	843	128,768
Carnival Corp.	8,038	473,519
Cheesecake Factory, Inc. (The)	1,877	118,927
Chipotle Mexican Grill, Inc. *@	475	211,622
Choice Hotels International, Inc.	1,000	62,600
Churchill Downs, Inc.	115	18,268
ClubCorp Holdings, Inc.	110	1,766
Cracker Barrel Old Country Store, Inc. @	1,060	168,805
Darden Restaurants, Inc.	3,965	331,752
Dave & Buster's Entertainment, Inc. *@	1,491	91,085
DineEquity, Inc.	590	32,108
Domino's Pizza, Inc.	1,789	329,713
Dunkin' Brands Group, Inc.	2,994	163,712
Fiesta Restaurant Group, Inc. *@	484	11,713
Hilton Grand Vacations, Inc. *	1,634	46,830
Hilton Worldwide Holdings, Inc. @	5,448	318,490
Hyatt Hotels Corp., Class A *@	300	16,194
ILG, Inc.	4,076	85,433
International Game Technology PLC	1,437	34,057
J Alexander's Holdings, Inc. *	400	4,020
Jack in the Box, Inc.	1,189	120,945
La Quinta Holdings, Inc. *	615	8,315
Las Vegas Sands Corp.	17,765	1,013,849
Marriott International, Inc., Class A	6,996	658,883
Marriott Vacations Worldwide Corp. @	295	29,479
McDonald's Corp.	26,066	3,378,414
MGM Resorts International	9,774	267,808
Norwegian Cruise Line Holdings Ltd. *	4,276	216,921
Panera Bread Co., Class A *@	1,166	305,340
Papa John's International, Inc.	761	60,910
Royal Caribbean Cruises Ltd.	3,273	321,114
SeaWorld Entertainment, Inc.	2,000	36,540
Six Flags Entertainment Corp.	2,952	175,614
Sonic Corp.	1,700	43,112
Starbucks Corp.	68,721	4,012,619
Texas Roadhouse, Inc.	1,857	82,692
Vail Resorts, Inc.	1,332	255,611

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Wendy's Co. (The)	7,777	$105,845
Wyndham Worldwide Corp.	4,979	419,680
Wynn Resorts Ltd.	2,638	302,341
Yum! Brands, Inc.	10,701	683,794
		15,705,871
Household Durables — 0.4%
CalAtlantic Group, Inc. @	1,929	72,241
DR Horton, Inc.	6,639	221,145
Garmin Ltd. @	2,389	122,102
GoPro, Inc., Class A *@	1,515	13,181
Helen of Troy Ltd. *	818	77,056
KB Home	922	18,329
La-Z-Boy, Inc.	1,500	40,500
Leggett & Platt, Inc.	4,900	246,568
Lennar Corp., Class A	3,700	189,403
Meritage Homes Corp. *	900	33,120
Mohawk Industries, Inc. *	1,866	428,228
Newell Brands, Inc.	4,648	219,246
NVR, Inc. *	159	334,994
PulteGroup, Inc.	7,850	184,868
Taylor Morrison Home Corp., Class A *	469	9,999
Tempur Sealy International, Inc. *@	2,741	127,347
Toll Brothers, Inc. *@	2,700	97,497
TopBuild Corp. *	1,706	80,182
TRI Pointe Group, Inc. *@	854	10,709
Tupperware Brands Corp. @	2,245	140,806
Whirlpool Corp.	2,639	452,140
		3,119,661
Household Products — 1.7%
Church & Dwight Co., Inc.	10,788	537,998
Clorox Co. (The)	5,655	762,464
Colgate-Palmolive Co.	26,296	1,924,604
Energizer Holdings, Inc.	2,187	121,925
HRG Group, Inc. *	2,369	45,769
Kimberly-Clark Corp.	12,723	1,674,729
Procter & Gamble Co. (The)	79,992	7,187,281
Spectrum Brands Holdings, Inc. @	817	113,571
WD-40 Co.	251	27,346
		12,395,687
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	261,019
Calpine Corp. *	10,515	116,191
Dynegy, Inc. *@	1,700	13,362
NRG Energy, Inc.	5,265	98,456
NRG Yield, Inc., Class A	475	8,260
NRG Yield, Inc., Class C @	475	8,408
Ormat Technologies, Inc.	441	25,172
Pattern Energy Group, Inc. @	560	11,273
		542,141
Industrial Conglomerates — 1.9%
3M Co.	28,438	5,441,043
Carlisle Cos., Inc.	1,461	155,465
General Electric Co.	135,178	4,028,304
Honeywell International, Inc.	28,340	3,538,816
Raven Industries, Inc.	939	27,278
Roper Technologies, Inc.	2,000	412,980
		13,603,886
Insurance — 2.0%
Aflac, Inc.	9,074	657,139
Alleghany Corp. *	225	138,299
Allied World Assurance Co., Holdings Ltd.	2,343	124,413
Allstate Corp. (The)	7,334	597,648
American Equity Investment Life Holding Co.	3,500	82,705
American Financial Group, Inc.	853	81,393
American International Group, Inc.	16,007	999,317
American National Insurance Co.	117	13,810
Amtrust Financial Services, Inc. @	2,204	40,686
Aon PLC	10,291	1,221,439
Arch Capital Group Ltd. *	1,734	164,331
Arthur J. Gallagher & Co.	3,180	179,797
Aspen Insurance Holdings Ltd.	1,050	54,653
Assurant, Inc.	1,751	167,518
Assured Guaranty Ltd.	3,800	141,018
Axis Capital Holdings Ltd.	1,300	87,139
Brown & Brown, Inc.	3,913	163,250
Chubb Ltd.	5,299	721,989
Cincinnati Financial Corp.	1,449	104,719
CNO Financial Group, Inc.	5,300	108,650
Enstar Group Ltd. *	300	57,390
Erie Indemnity Co., Class A @	1,030	126,381
Everest Re Group Ltd.	328	76,690
First American Financial Corp.	3,390	133,159
FNF Group	3,562	138,704
Genworth Financial, Inc., Class A *@	12,668	52,192
Hanover Insurance Group, Inc. (The)	696	62,682
Hartford Financial Services Group, Inc.	9,198	442,148
Kemper Corp. @	1,200	47,880
Lincoln National Corp.	2,076	135,874
Loews Corp.	2,022	94,569
Markel Corp. *	100	97,586
Marsh & McLennan Cos., Inc.	20,780	1,535,434
MBIA, Inc. *@	3,900	33,033
Mercury General Corp. @	800	48,792
MetLife, Inc.	14,080	743,706
National General Holdings Corp.	1,173	27,871
Old Republic International Corp.	2,900	59,392
Primerica, Inc. @	1,400	115,080
Principal Financial Group, Inc.	6,395	403,588
ProAssurance Corp.	917	55,249
Progressive Corp. (The)	12,327	482,972
Prudential Financial, Inc.	6,803	725,744
Reinsurance Group of America, Inc.	777	98,663
RenaissanceRe Holdings Ltd.	816	118,034
RLI Corp. @	1,000	60,020
Selective Insurance Group, Inc. @	829	39,087
Torchmark Corp.	2,328	179,349
Travelers Companies, Inc. (The)	11,352	1,368,370
Unum Group	3,955	185,450
Validus Holdings Ltd.	1,760	99,246
White Mountains Insurance Group Ltd.	84	73,910
Willis Towers Watson PLC	1,900	248,691
WR Berkley Corp.	1,931	136,387
XL Group Ltd.	3,282	130,821
		14,284,057
Internet & Catalog Retail — 3.0%
Amazon.com, Inc. *	19,551	17,332,743
Expedia, Inc. @	2,480	312,902
HSN, Inc.	1,490	55,279
Lands' End, Inc. *	357	7,658
Liberty Expedia Holdings, Inc., Class A *	1,430	65,036
Liberty Interactive Corp. QVC Group, Class A *	9,939	198,979
Liberty TripAdvisor Holdings, Inc., Class A *	2,162	30,484
Liberty Ventures, Series A *	2,145	95,410
Netflix, Inc. *	3,622	535,368

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet & Catalog Retail (Continued)
Priceline Group, Inc. (The) *	1,542	$2,744,714
Shutterfly, Inc. *	562	27,139
TripAdvisor, Inc. *	2,215	95,599
		21,501,311
Internet Software & Services — 3.3%
Akamai Technologies, Inc. *	5,452	325,484
Alphabet, Inc., Class A *	6,607	5,601,415
Alphabet, Inc., Class C *	6,925	5,744,703
Bankrate, Inc. *	1,027	9,911
Cimpress NV *	1,180	101,704
CommerceHub, Inc., Series A *	357	5,526
CommerceHub, Inc., Series C *	715	11,104
CoStar Group, Inc. *@	421	87,240
eBay, Inc. *	39,578	1,328,633
Envestnet, Inc. *	90	2,907
Facebook, Inc., Class A *	64,898	9,218,761
GoDaddy, Inc., Class A *	1,062	40,250
GrubHub, Inc. *@	800	26,312
IAC/InterActiveCorp *	1,298	95,689
j2 Global, Inc. @	1,413	118,565
LogMeIn, Inc.	1,571	153,172
NIC, Inc.	1,910	38,582
Shutterstock, Inc. *	191	7,898
Twitter, Inc. *@	5,571	83,286
VeriSign, Inc. *@	3,200	278,752
Web.com Group, Inc. *	1,185	22,870
WebMD Health Corp. *	1,031	54,313
Yahoo!, Inc. *	6,519	302,547
Zillow Group, Inc., Class A *	436	14,741
Zillow Group, Inc., Class C *	1,159	39,024
		23,713,389
IT Services — 4.9%
Accenture PLC, Class A	30,326	3,635,481
Acxiom Corp. *	2,292	65,253
Alliance Data Systems Corp.	2,630	654,870
Amdocs Ltd.	2,698	164,551
Automatic Data Processing, Inc.	18,744	1,919,198
Blackhawk Network Holdings, Inc. *	1,743	70,766
Booz Allen Hamilton Holding Corp.	6,462	228,690
Broadridge Financial Solutions, Inc.	5,758	391,256
CACI International, Inc., Class A *	756	88,679
Cardtronics PLC, Class A *	1,505	70,359
Cognizant Technology Solutions Corp., Class A *	19,308	1,149,212
Computer Sciences Corp. @	5,162	356,230
Conduent, Inc. *	1,889	31,697
Convergys Corp.	3,200	67,680
CoreLogic, Inc. *	3,207	130,589
CSRA, Inc.	7,110	208,252
DST Systems, Inc.	1,060	129,850
EPAM Systems, Inc. *	1,205	91,002
Euronet Worldwide, Inc. *	1,400	119,728
ExlService Holdings, Inc. *	546	25,859
Fidelity National Information Services, Inc.	6,542	520,874
Fiserv, Inc. *	9,400	1,083,914
FleetCor Technologies, Inc. *	2,330	352,832
Gartner, Inc., Class A *	2,845	307,232
Genpact Ltd.	4,492	111,222
Global Payments, Inc.	3,167	255,514
International Business Machines Corp.	42,481	7,397,641
Jack Henry & Associates, Inc.	3,000	279,300
Leidos Holdings, Inc.	5,049	258,206
MasterCard, Inc., Class A	45,592	5,127,732
MAXIMUS, Inc.	3,001	186,662
NeuStar, Inc., Class A *	1,900	62,985
Paychex, Inc.	14,712	866,537
PayPal Holdings, Inc. *	21,085	907,077
Sabre Corp.	8,718	184,734
Science Applications International Corp.	1,571	116,882
Syntel, Inc. @	1,200	20,196
Teradata Corp. *	3,627	112,872
Total System Services, Inc.	5,258	281,093
Travelport Worldwide Ltd.	4,076	47,975
Unisys Corp. *	917	12,792
Vantiv, Inc., Class A *	6,385	409,406
Visa, Inc., Class A	70,380	6,254,671
Western Union Co. (The) @	23,670	481,684
WEX, Inc. *	663	68,620
		35,307,855
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,766	169,279
Hasbro, Inc.	4,346	433,818
Mattel, Inc.	10,566	270,595
Polaris Industries, Inc. @	2,893	242,434
Vista Outdoor, Inc. *	1,760	36,238
		1,152,364
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	7,050	372,733
Bio-Rad Laboratories, Inc., Class A *@	308	61,397
Bio-Techne Corp.	612	62,210
Bruker Corp.	2,422	56,505
Cambrex Corp. *	882	48,554
Charles River Laboratories International, Inc. *	1,850	166,408
Illumina, Inc. *	4,674	797,571
INC Research Holdings, Inc., Class A *	1,903	87,253
Mettler-Toledo International, Inc. *	1,316	630,246
Parexel International Corp. *	2,045	129,060
PerkinElmer, Inc.	2,130	123,668
PRA Health Sciences, Inc. *	400	26,092
Thermo Fisher Scientific, Inc.	8,067	1,239,091
VWR Corp. *	1,812	51,098
Waters Corp. *	2,500	390,775
		4,242,661
Machinery — 2.0%
Actuant Corp., Class A @	1,508	39,736
AGCO Corp.	2,007	120,781
Allison Transmission Holdings, Inc.	6,306	227,394
Barnes Group, Inc.	1,200	61,608
Caterpillar, Inc.	18,857	1,749,175
Chart Industries, Inc. *	663	23,165
Colfax Corp. *	1,602	62,895
Crane Co.	1,500	112,245
Cummins, Inc.	5,162	780,494
Deere & Co.	11,270	1,226,852
Donaldson Co., Inc.	5,304	241,438
Dover Corp.	4,973	399,581
EnPro Industries, Inc.	200	14,232
Flowserve Corp.	3,614	174,990
Fortive Corp.	6,738	405,762
Franklin Electric Co., Inc.	1,200	51,660
Graco, Inc.	2,723	256,343
Greenbrier Cos., Inc. (The) @	500	21,550
Harsco Corp. *	2,911	37,115
Hillenbrand, Inc.	1,890	67,757
Hyster-Yale Materials Handling, Inc.	300	16,917
IDEX Corp.	2,500	233,775
See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Illinois Tool Works, Inc.	14,668	$1,943,070
Ingersoll-Rand PLC	7,939	645,600
ITT, Inc.	2,181	89,465
John Bean Technologies Corp.	1,592	140,016
Joy Global, Inc.	2,250	63,563
Kennametal, Inc.	2,100	82,383
Lincoln Electric Holdings, Inc.	1,791	155,566
Manitowoc Co., Inc. (The) *	5,372	30,620
Middleby Corp. *@	1,500	204,675
Mueller Industries, Inc.	1,390	47,580
Mueller Water Products, Inc., Class A	5,028	59,431
Nordson Corp.	2,147	263,738
Oshkosh Corp.	2,000	137,180
PACCAR, Inc.	11,253	756,202
Parker Hannifin Corp.	4,308	690,659
Pentair PLC	2,837	178,107
Proto Labs, Inc. *@	473	24,170
RBC Bearings, Inc. *	421	40,875
Rexnord Corp. *	3,100	71,548
Snap-On, Inc.	1,800	303,606
SPX Corp. *	700	16,975
SPX FLOW, Inc. *	700	24,297
Stanley Black & Decker, Inc.	4,505	598,579
Terex Corp.	2,693	84,560
Timken Co., (The)	1,644	74,309
Toro Co. (The)	4,654	290,689
Trimas Corp. *	1,468	30,461
Trinity Industries, Inc.	4,800	127,440
WABCO Holdings, Inc. *@	2,200	258,324
Wabtec Corp. @	3,000	234,000
Watts Water Technologies, Inc., Class A	400	24,940
Welbilt, Inc. *	5,372	105,452
Woodward, Inc.	1,750	118,860
Xylem, Inc.	4,897	245,927
		14,488,332
Marine — 0.0%
Kirby Corp. *@	1,600	112,880
Matson, Inc.	1,600	50,816
		163,696
Media — 3.6%
AMC Networks, Inc., Class A *	2,046	120,059
Cable One, Inc.	211	131,763
CBS Corp., Class A	1,116	78,555
CBS Corp., Class B	15,888	1,101,992
Charter Communications, Inc., Class A *	4,842	1,584,883
Cinemark Holdings, Inc. @	4,417	195,850
Clear Channel Outdoor Holdings, Inc., Class A	1,565	9,468
Comcast Corp., Class A	190,639	7,166,120
Discovery Communications, Inc., Class A *@	5,911	171,951
Discovery Communications, Inc., Class C *	8,545	241,909
DISH Network Corp., Class A *	10,182	646,455
Gannett Co., Inc.	3,120	26,146
Interpublic Group of Cos., Inc. (The)	14,910	366,339
John Wiley & Sons, Inc., Class A	1,300	69,940
Liberty Braves Group, Class A *	126	3,016
Liberty Braves Group, Class C *	117	2,767
Liberty Broadband Corp., Class A *	315	26,803
Liberty Broadband Corp., Class C *	1,048	90,547
Liberty Media Corp-Liberty Formula One, Class A *@	315	10,301
Liberty Media Corp-Liberty Formula One, Class C *@	294	10,040
Liberty SiriusXM Group, Class A *	1,263	49,156
Liberty SiriusXM Group, Class C *	1,178	45,683
Lions Gate Entertainment Corp., Class A	632	16,786
Lions Gate Entertainment Corp., Class B *	3,112	75,871
Live Nation Entertainment, Inc. *	5,674	172,319
Madison Square Garden Co. (The), Class A *	447	89,270
Meredith Corp. @	900	58,140
MSG Networks, Inc., Class A *	1,643	38,364
New York Times Co. (The), Class A	701	10,094
News Corp., Class A	6,361	82,693
News Corp., Class B	1,525	20,587
Nexstar Media Group, Inc.	900	63,135
Omnicom Group, Inc.	11,518	992,967
Regal Entertainment Group, Class A	2,586	58,392
Scripps Networks Interactive, Inc., Class A	3,567	279,546
Sinclair Broadcast Group, Inc., Class A	2,200	89,100
Sirius XM Holdings, Inc. @	59,371	305,761
TEGNA, Inc.	6,935	177,675
Time Warner, Inc.	24,747	2,418,029
Time, Inc.	2,965	57,373
Twenty-First Century Fox, Inc., Class B	17,373	552,114
Twenty-First Century Fox, Inc., Class A	41,745	1,352,121
Viacom, Inc., Class A	294	14,332
Viacom, Inc., Class B	14,432	672,820
Walt Disney Co. (The)	59,466	6,742,850
		26,490,082
Metals & Mining — 0.3%
AK Steel Holding Corp. *	8,847	63,610
Alcoa Corp.	1,645	56,588
Allegheny Technologies, Inc.	3,100	55,676
Carpenter Technology Corp. @	1,500	55,950
Cliffs Natural Resources, Inc. *	5,003	41,075
Commercial Metals Co.	3,500	66,955
Compass Minerals International, Inc.	1,484	100,689
Freeport-McMoRan, Inc. *	38,835	518,836
Hecla Mining Co. @	7,576	40,077
Newmont Mining Corp.	11,509	379,337
Nucor Corp.	6,200	370,264
Reliance Steel & Aluminum Co.	1,390	111,228
Royal Gold, Inc. @	1,700	119,085
Southern Copper Corp. @	2,789	100,097
Steel Dynamics, Inc.	3,895	135,390
Stillwater Mining Co. *	1,623	28,029
SunCoke Energy, Inc. *	1,575	14,112
TimkenSteel Corp. *@	1,300	24,583
United States Steel Corp.	2,823	95,446
Worthington Industries, Inc.	1,249	56,317
		2,433,344
Multi-Utilities — 0.9%
Ameren Corp.	6,985	381,311
Avista Corp.	1,575	61,504
Black Hills Corp. @	1,500	99,705
Centerpoint Energy, Inc.	11,464	316,062
CMS Energy Corp.	9,645	431,517
Consolidated Edison, Inc.	8,292	643,957
Dominion Resources, Inc.	19,684	1,526,888
DTE Energy Co.	4,500	459,495
MDU Resources Group, Inc.	5,125	140,271
NiSource, Inc.	9,152	217,726
NorthWestern Corp.	1,200	70,440
Public Service Enterprise Group, Inc.	15,286	677,934
SCANA Corp.	3,636	237,613

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities (Continued)
Sempra Energy	6,382	$705,211
Vectren Corp.	2,300	134,803
WEC Energy Group, Inc.	9,138	554,037
		6,658,474
Multiline Retail — 0.6%
Big Lots, Inc. @	1,950	94,926
Dillard's, Inc., Class A @	915	47,800
Dollar General Corp.	11,236	783,486
Dollar Tree, Inc. *	8,858	694,999
J.C. Penney Co., Inc. *@	4,700	28,952
Kohl's Corp. @	7,588	302,078
Macy's, Inc.	15,108	447,801
Nordstrom, Inc. @	6,801	316,723
Target Corp.	25,095	1,384,993
		4,101,758
Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	7,595	470,890
Antero Resources Corp. *	1,854	42,290
Apache Corp. @	3,851	197,903
Cabot Oil & Gas Corp.	3,890	93,010
Cheniere Energy, Inc. *@	6,794	321,152
Chesapeake Energy Corp. *@	21,432	127,306
Chevron Corp.	25,446	2,732,137
Cimarex Energy Co.	1,115	133,231
Cobalt International Energy, Inc. *	7,771	4,145
Concho Resources, Inc. *	1,671	214,456
ConocoPhillips	14,568	726,506
CONSOL Energy, Inc. @*	6,400	107,392
Continental Resources, Inc. *@	1,746	79,303
CVR Energy, Inc. @	600	12,048
Delek US Holdings, Inc. @	1,900	46,113
Denbury Resources, Inc. *@	5,421	13,986
Devon Energy Corp.	6,226	259,749
Diamondback Energy, Inc. *	605	62,748
Energen Corp. *	2,396	130,438
EnLink Midstream LLC	1,100	21,340
EOG Resources, Inc.	12,435	1,213,034
EQT Corp.	3,262	199,308
Exxon Mobil Corp.	65,001	5,330,732
GasLog Ltd.	343	5,265
Green Plains, Inc.	300	7,425
Gulfport Energy Corp. *	3,029	52,069
Hess Corp.	2,999	144,582
HollyFrontier Corp. @	2,925	82,895
Kinder Morgan, Inc.	31,532	685,506
Kosmos Energy Ltd. *@	3,400	22,644
Laredo Petroleum, Inc. *	5,918	86,403
Marathon Oil Corp.	9,800	154,840
Marathon Petroleum Corp.	17,081	863,274
Murphy Oil Corp. @	2,327	66,529
Newfield Exploration Co. *	2,082	76,847
Noble Energy, Inc.	3,720	127,745
Oasis Petroleum, Inc. *	3,512	50,081
Occidental Petroleum Corp.	6,200	392,832
ONEOK, Inc.	9,360	518,918
Parsley Energy, Inc., Class A *	3,133	101,854
PBF Energy, Inc., Class A	2,220	49,217
PDC Energy, Inc. *@	1,026	63,971
Phillips 66	6,896	546,301
Pioneer Natural Resources Co.	2,254	419,763
QEP Resources, Inc. *	4,300	54,653
Range Resources Corp.	2,234	65,009
Rice Energy, Inc. *	2,602	61,667
RSP Permian, Inc. *	1,319	54,646
Scorpio Tankers, Inc. @	5,186	23,026
SemGroup Corp., Class A @	841	30,276
SM Energy Co. @	2,100	50,442
Southwestern Energy Co. *	14,665	119,813
SRC Energy, Inc. *@	1,700	14,348
Targa Resources Corp. @	3,319	198,808
Teekay Corp.	2,035	18,620
Tesoro Corp. @	4,856	393,627
Valero Energy Corp.	14,141	937,407
Western Refining, Inc.	3,200	112,224
Whiting Petroleum Corp. *	5,395	51,037
Williams Companies, Inc. (The)	18,515	547,859
World Fuel Services Corp.	1,600	58,000
WPX Energy, Inc. *	6,133	82,121
		19,931,761
Paper & Forest Products — 0.0%
Domtar Corp.	2,000	73,040
KapStone Paper & Packaging Corp.	2,832	65,419
Louisiana-Pacific Corp. *	3,743	92,902
Resolute Forest Products, Inc. *	1,425	7,766
Schweitzer-Mauduit International, Inc.	933	38,645
		277,772
Personal Products — 0.2%
Avon Products, Inc. *	14,900	65,560
Edgewell Personal Care Co. *	1,061	77,602
Estee Lauder Companies, Inc. (The), Class A	9,234	782,951
Herbalife Ltd. *@	2,291	133,199
Nu Skin Enterprises, Inc., Class A	1,688	93,751
Revlon, Inc., Class A *	344	9,580
		1,162,643
Pharmaceuticals — 4.3%
Akorn, Inc. *@	3,779	90,998
Allergan PLC	5,363	1,281,328
Bristol-Myers Squibb Co.	31,714	1,724,607
Catalent, Inc. *	5,834	165,219
Eli Lilly & Co.	30,615	2,575,028
Endo International PLC *@	2,551	28,469
Horizon Pharma PLC *	2,542	37,571
Impax Laboratories, Inc. *	1,887	23,871
Jazz Pharmaceuticals PLC *	1,878	272,554
Johnson & Johnson	90,033	11,213,610
Lannett Co., Inc. *@	997	22,283
Mallinckrodt PLC *	2,574	114,723
Medicines Co. (The) *@	500	24,450
Merck & Co., Inc.	86,992	5,527,472
Mylan NV *	7,971	310,789
Perrigo Co. PLC @	1,701	112,929
Pfizer, Inc.	183,764	6,286,566
Prestige Brands Holdings, Inc. *	1,608	89,341
Taro Pharmaceutical Industries Ltd. *	475	55,395
Zoetis, Inc.	22,643	1,208,457
		31,165,660
Professional Services — 0.4%
Advisory Board Co. (The) *	800	37,440
CEB, Inc.	1,546	121,516
Dun & Bradstreet Corp.	1,200	129,528
Equifax, Inc.	4,110	562,001
FTI Consulting, Inc. *	1,200	49,404
Huron Consulting Group, Inc. *	334	14,061
Insperity, Inc.	171	15,159
Korn/Ferry International	800	25,192
Manpowergroup, Inc.	2,190	224,628

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
Nielsen Holdings PLC	10,130	$418,470
On Assignment, Inc. *	1,277	61,973
Robert Half International, Inc.	6,151	300,353
TransUnion *	1,388	53,230
TriNet Group, Inc. *	165	4,769
Verisk Analytics, Inc., Class A *	6,676	541,691
		2,559,415
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	1,272	56,630
Altisource Asset Management Corp. *@	40	3,010
Altisource Portfolio Solutions SA *@	400	14,720
CBRE Group, Inc., Class A *	10,202	354,928
HFF, Inc., Class A	799	22,108
Howard Hughes Corp. (The) *	589	69,060
Jones Lang LaSalle, Inc.	1,300	144,885
Kennedy-Wilson Holdings, Inc.	1,369	30,392
Realogy Holdings Corp.	5,446	162,236
		857,969
Road & Rail — 1.0%
AMERCO	336	128,080
Avis Budget Group, Inc. *@	4,512	133,465
CSX Corp.	25,213	1,173,665
Genesee & Wyoming, Inc., Class A *@	1,018	69,081
Heartland Express, Inc.	1,283	25,724
Hertz Global Holdings, Inc. *@	3,948	69,248
JB Hunt Transport Services, Inc.	4,393	403,014
Kansas City Southern	2,591	222,204
Knight Transportation, Inc.	1,500	47,025
Landstar System, Inc.	1,847	158,196
Norfolk Southern Corp.	9,212	1,031,468
Old Dominion Freight Line, Inc.	2,371	202,886
Ryder System, Inc.	2,122	160,084
Swift Transportation Co. *@	3,554	72,999
Union Pacific Corp.	30,668	3,248,355
Werner Enterprises, Inc.	1,200	31,440
		7,176,934
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Energy Industries, Inc. *	1,099	75,347
Advanced Micro Devices, Inc. *@	21,408	311,486
Amkor Technology, Inc. *	246	2,851
Analog Devices, Inc.	8,672	710,670
Applied Materials, Inc.	34,230	1,331,547
Broadcom Ltd.	5,197	1,137,935
Cavium, Inc. *	870	62,344
Cirrus Logic, Inc. *	1,900	115,311
Cree, Inc. *	3,245	86,739
Cypress Semiconductor Corp. @	4,692	64,562
Entegris, Inc. *	4,137	96,806
First Solar, Inc. *@	1,200	32,520
Integrated Device Technology, Inc. *	3,400	80,478
Intel Corp.	148,234	5,346,800
Kla-Tencor Corp.	6,527	620,522
Lam Research Corp.	3,562	457,218
Marvell Technology Group Ltd.	4,536	69,219
Maxim Integrated Products, Inc.	6,609	297,141
Microchip Technology, Inc.	4,417	325,886
Micron Technology, Inc. *	37,552	1,085,253
Microsemi Corp. *	1,846	95,124
MKS Instruments, Inc.	1,183	81,331
Monolithic Power Systems, Inc.	706	65,023
NVIDIA Corp.	15,382	1,675,561
ON Semiconductor Corp. *	13,130	203,384
Power Integrations, Inc. @	73	4,800
Qorvo, Inc. *@	1,548	106,131
QUALCOMM, Inc.	38,677	2,217,739
Rambus, Inc. *@	825	10,841
Semtech Corp. *	600	20,280
Silicon Laboratories, Inc. *	600	44,130
Skyworks Solutions, Inc.	7,317	716,920
Synaptics, Inc. *@	1,074	53,174
Teradyne, Inc.	3,778	117,496
Texas Instruments, Inc.	41,523	3,345,093
Veeco Instruments, Inc. *	312	9,313
Versum Materials, Inc. *	3,951	120,901
Xilinx, Inc.	7,467	432,265
Xperi Corp.	1,797	61,008
		21,691,149
Software — 4.6%
ACI Worldwide, Inc. *	4,317	92,341
Activision Blizzard, Inc.	12,581	627,289
Adobe Systems, Inc. *	9,085	1,182,231
ANSYS, Inc. *	1,467	156,778
Aspen Technology, Inc. *	3,299	194,377
Autodesk, Inc. *	2,729	235,977
Blackbaud, Inc.	1,688	129,419
CA, Inc.	9,776	310,095
Cadence Design Systems, Inc. *	10,300	323,420
CDK Global, Inc.	4,892	318,029
Citrix Systems, Inc. *	5,243	437,214
Covisint Corp. *	785	1,609
Dell Technologies, Inc., Class V *	6,122	392,298
Electronic Arts, Inc. *	9,752	872,999
Ellie Mae, Inc. *	328	32,889
Fair Isaac Corp.	1,150	148,292
FireEye, Inc. *@	1,314	16,570
Fortinet, Inc. *	2,008	77,007
Guidewire Software, Inc. *@	839	47,261
Intuit, Inc.	11,110	1,288,649
Manhattan Associates, Inc. *	3,523	183,372
Microsoft Corp.	295,835	19,483,693
MicroStrategy, Inc., Class A *	297	55,777
Nuance Communications, Inc. *	4,400	76,164
Oracle Corp.	97,771	4,361,564
Paycom Software, Inc. *@	932	53,599
Pegasystems, Inc.	704	30,870
PTC, Inc. *	1,100	57,805
Red Hat, Inc. *	5,521	477,566
Salesforce.com, Inc. *	5,134	423,504
ServiceNow, Inc. *	1,383	120,971
Splunk, Inc. *	1,116	69,516
SS&C Technologies Holdings, Inc.	3,681	130,307
Symantec Corp.	9,701	297,627
Synchronoss Technologies, Inc. *	800	19,520
Synopsys, Inc. *	2,768	199,656
Tableau Software, Inc., Class A *	700	34,685
Take-Two Interactive Software, Inc. *	2,296	136,084
TiVo Corp.	1,378	25,838
Tyler Technologies, Inc. *@	739	114,220
Ultimate Software Group, Inc. *@	550	107,365
Verint Systems, Inc. *	1,038	45,023
VMware, Inc., Class A *@	1,425	131,299
Workday, Inc., Class A *@	873	72,703
Zynga, Inc., Class A *	18,104	51,596
		33,645,068
Specialty Retail — 3.4%
Aaron's, Inc.	2,250	66,915
Abercrombie & Fitch Co., Class A @	2,500	29,825

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Advance Auto Parts, Inc.	2,819	$417,945
American Eagle Outfitters, Inc. @	7,250	101,718
Asbury Automotive Group, Inc. *	1,176	70,678
Ascena Retail Group, Inc. *@	5,534	23,575
AutoNation, Inc. *@	3,240	137,020
AutoZone, Inc. *	960	694,128
Bed Bath & Beyond, Inc. @	7,503	296,068
Best Buy Co., Inc.	10,525	517,304
Buckle, Inc. (The) @	900	16,740
Burlington Stores, Inc. *	2,269	220,751
Cabela's, Inc. *	1,580	83,914
Carmax, Inc. *	6,946	411,342
Chico's FAS, Inc.	2,500	35,500
Children's Place, Inc. (The) @	506	60,745
Conn's, Inc. *@	600	5,250
CST Brands, Inc.	3,093	148,742
Dick's Sporting Goods, Inc. @	4,100	199,506
DSW, Inc., Class A @	2,490	51,493
Express, Inc. *	2,600	23,686
Five Below, Inc. *@	2,400	103,944
Foot Locker, Inc.	5,009	374,723
GameStop Corp., Class A	3,588	80,909
Gap, Inc. (The)	11,172	271,368
Genesco, Inc. *	700	38,815
GNC Holdings, Inc., Class A @	3,256	23,964
Group 1 Automotive, Inc.	680	50,374
Guess?, Inc. @	1,900	21,185
Hibbett Sports, Inc. *	557	16,432
Home Depot, Inc. (The)	58,810	8,635,072
L Brands, Inc.	7,995	376,565
Lithia Motors, Inc., Class A @	900	77,085
Lowe's Cos., Inc.	41,119	3,380,393
Lumber Liquidators Holdings, Inc. *	853	17,905
Michaels Companies, Inc. (The) *	1,873	41,937
Monro Muffler Brake, Inc. @	783	40,794
Murphy USA, Inc. *@	2,086	153,154
O'Reilly Automotive, Inc. *	4,310	1,163,010
Office Depot, Inc.	14,200	66,243
Penske Auto Group, Inc.	1,318	61,696
Pier 1 Imports, Inc.	3,200	22,912
Rent-A-Center, Inc. @	1,700	15,079
RH *@	1,047	48,434
Ross Stores, Inc.	18,898	1,244,811
Sally Beauty Holdings, Inc. *@	5,102	104,285
Select Comfort Corp. *@	1,700	42,143
Signet Jewelers Ltd. @	2,400	166,248
Staples, Inc.	5,510	48,323
Tiffany & Co.	4,018	382,915
TJX Cos., Inc.	30,758	2,432,343
Tractor Supply Co.	6,137	423,269
Ulta Salon Cosmetics & Fragrance, Inc. *	2,100	598,983
Urban Outfitters, Inc. *@	3,400	80,784
Vitamin Shoppe, Inc. *@	676	13,621
Williams-Sonoma, Inc.	4,000	214,480
		24,447,043
Textiles, Apparel & Luxury Goods — 0.8%
Carter's, Inc.	2,255	202,499
Coach, Inc.	7,810	322,787
Columbia Sportswear Co.	858	50,408
Deckers Outdoor Corp. *	977	58,356
Fossil Group, Inc. *@	2,139	37,326
G-III Apparel Group Ltd. *@	1,271	27,822
Hanesbrands, Inc. @	17,125	355,515
Iconix Brand Group, Inc. *@	1,972	14,830
Kate Spade & Co. *	3,274	76,055
Lululemon Athletica, Inc. *	3,400	176,358
Michael Kors Holdings Ltd. *	8,573	326,717
NIKE, Inc., Class B	51,936	2,894,393
PVH Corp.	1,250	129,338
Ralph Lauren Corp.	1,100	89,782
Skechers U.S.A., Inc., Class A *	3,300	90,585
Steven Madden Ltd. *	1,944	74,941
Under Armour, Inc., Class A *@	5,400	106,812
Under Armour, Inc., Class C *@	5,438	99,515
VF Corp.	11,695	642,874
Wolverine World Wide, Inc.	3,200	79,904
		5,856,817
Thrifts & Mortgage Finance — 0.1%
Astoria Financial Corp.	741	15,198
BofI Holding, Inc. *@	2,800	73,164
Capitol Federal Financial, Inc.	4,009	58,652
Essent Group Ltd. *	300	10,851
EverBank Financial Corp.	41	799
New York Community Bancorp, Inc. @	5,639	78,777
Northwest Bancshares, Inc.	1,400	23,576
Ocwen Financial Corp. *	3,425	18,735
PHH Corp. *	405	5,155
Provident Financial Services, Inc.	800	20,680
TFS Financial Corp.	1,093	18,165
Washington Federal, Inc.	2,947	97,546
		421,298
Tobacco — 1.7%
Altria Group, Inc.	91,208	6,514,075
Philip Morris International, Inc.	48,640	5,491,456
Reynolds American, Inc.	8,789	553,883
Vector Group Ltd.	1,675	34,840
		12,594,254
Trading Companies & Distributors — 0.4%
Air Lease Corp. @	3,438	133,222
Applied Industrial Technologies, Inc.	1,164	71,993
Beacon Roofing Supply, Inc. *	1,400	68,824
DXP Enterprises, Inc. *	295	11,172
Fastenal Co.	11,794	607,391
GATX Corp. @	1,100	67,056
HD Supply Holdings, Inc. *	5,845	240,376
Herc Holdings, Inc. *	1,316	64,339
MRC Global, Inc. *	3,000	54,990
MSC Industrial Direct Co., Class A	1,509	155,065
NOW, Inc. *	2,249	38,143
Textainer Group Holdings Ltd.	52	795
Triton International Ltd.	773	19,936
United Rentals, Inc. *	4,687	586,109
Univar, Inc. *	800	24,528
Veritiv Corp. *	226	11,707
Watsco, Inc.	800	114,544
WESCO International, Inc. *	1,300	90,415
WW Grainger, Inc.	2,476	576,314
		2,936,919
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	1,285	103,545
Water Utilities — 0.1%
American States Water Co.	180	7,974
American Water Works Co., Inc.	4,991	388,150
Aqua America, Inc. @	4,246	136,509
California Water Service Group	788	28,250
		560,883

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Wireless Telecommunication Services — 0.1%
Shenandoah Telecommunications Co.	510	$14,305
Sprint Corp. *@	15,015	130,330
T-Mobile US, Inc. *	11,985	774,111
Telephone & Data Systems, Inc.	2,613	69,271
United States Cellular Corp. *	400	14,932
		1,002,949
TOTAL COMMON STOCKS
(Identified Cost $353,559,690)		695,432,550

	FACE
	AMOUNT
BONDS AND NOTES — 0.0%
Machinery — 0.0%
Mueller Industries, Inc., 6.000%,
3/01/27	$6,000	5,985
TOTAL BONDS AND NOTES
(Identified Cost $6,018)		5,985

	SHARES
RIGHTS AND WARRANTS — 0.0%
Biotechnology — 0.0%
Dyax Corp. CVR ¶§~*	1,858	2,062
Consumer Discretionary — 0.0%
Safeway Casa Ley CVR ¶§~*	10,610	10,768
Safeway PDC, LLC CVR ¶§~*	10,610	518
		11,286
TOTAL RIGHTS AND WARRANTS
(Identified Cost $13,348)		13,348
MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,413,816	29,322,545
TOTAL MUTUAL FUNDS
(Identified Cost $17,958,525)		29,322,545
SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund, 0.370%	1,255,000	1,255,000
Collateral For Securities On Loan — 0.5%
State Street Navigator Securities Lending
Government Money Market Portfolio	4,002,152	4,002,152
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $5,257,152)		5,257,152
Total Investments — 100.5%
(Identified Cost $376,794,733)#		730,031,580

Liabilities, Less Cash and Other Assets — (0.5%)		(3,611,885)
Net Assets — 100.0%		$726,419,695

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2017, the market value of the securities on loan was $20,590,360.
¶	Contingent value rights based on future performance.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
#	At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $376,794,733. Net unrealized appreciation aggregated $353,236,847 of which $359,992,048 related to appreciated investment securities and $6,755,201 related to depreciated investment securities.

Key to abbreviation:
CVR — Contingent Value Rights

See notes to schedules of investments

SA U.S. Core Market Fund

March 31, 2017
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Information Technology	22.8%
Consumer Discretionary	15.6%
Financials	14.5%
Health Care	12.6%
Industrials	12.1%
Consumer Staples	9.5%
Materials	3.6%
Energy	3.3%
Telecommunication Services	3.0%
Utilities	3.0%
100.0%

+     Excludes Short-Term Investments

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.8%
Arconic, Inc.	38,186	$1,005,819
L3 Technologies, Inc.	9,636	1,592,734
Orbital ATK, Inc.	2,155	211,190
Textron, Inc.	41,472	1,973,653
		4,783,396
Air Freight & Logistics — 0.6%
FedEx Corp.	14,216	2,774,252
XPO Logistics, Inc. *	11,245	538,523
		3,312,775
Airlines — 1.3%
Delta Air Lines, Inc.	54,254	2,493,514
JetBlue Airways Corp. *	61,307	1,263,537
Southwest Airlines Co.	34,962	1,879,557
United Continental Holdings, Inc. *	25,145	1,776,243
		7,412,851
Auto Components — 0.6%
Adient PLC @	972	70,635
Autoliv, Inc.	5,129	524,492
BorgWarner, Inc. @	24,241	1,013,032
Gentex Corp.	12,955	276,330
Goodyear Tire & Rubber Co. (The)	30,139	1,085,004
Lear Corp.	4,454	630,597
		3,600,090
Automobiles — 1.8%
Ford Motor Co.	419,903	4,887,671
General Motors Co.	158,398	5,600,953
		10,488,624
Beverages — 0.2%
Molson Coors Brewing Co., Class B	11,973	1,145,936
Biotechnology — 0.0%
United Therapeutics Corp. *	968	131,048
Building Products — 0.3%
Johnson Controls International PLC	9,720	409,407
Owens Corning	19,528	1,198,433
USG Corp. *@	4,614	146,725
		1,754,565
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	103,219	4,875,033
Goldman Sachs Group, Inc. (The)	24,637	5,659,612
Invesco Ltd.	10,234	313,468
Morgan Stanley	90,875	3,893,085
Nasdaq, Inc.	2,413	167,583
State Street Corp.	10,271	817,674
		15,726,455
Chemicals — 1.4%
Albemarle Corp.	12,418	1,311,838
Ashland Global Holdings, Inc.	9,009	1,115,404
CF Industries Holdings, Inc. @	25,378	744,844
Dow Chemical Co. (The)	18,037	1,146,071
Eastman Chemical Co.	22,022	1,779,378
Huntsman Corp.	5,682	139,436
Ingevity Corp. *	1,304	79,348
Mosaic Co. (The)	46,665	1,361,685
Olin Corp. @	13,108	430,860
		8,108,864
Commercial Banks — 12.9%
Bank of America Corp.	538,411	12,701,115
BB&T Corp.	44,415	1,985,350
BOK Financial Corp.	765	59,876
CIT Group, Inc.	9,004	386,542
Citigroup, Inc.	212,682	12,722,637
Citizens Financial Group, Inc.	15,542	536,976
Comerica, Inc.	6,521	447,210
Fifth Third Bancorp	127,987	3,250,870
Huntington Bancshares, Inc.	95,253	1,275,438
JPMorgan Chase & Co.	261,734	22,990,715
KeyCorp	70,333	1,250,521
M&T Bank Corp.	5,838	903,314
PacWest Bancorp	5,207	277,325
People's United Financial, Inc.	5,834	106,179
PNC Financial Services Group, Inc. (The)	36,349	4,370,604
Regions Financial Corp.	155,307	2,256,611
SunTrust Banks, Inc.	34,538	1,909,951
Wells Fargo & Co.	81,469	4,534,564
Zions Bancorp	26,351	1,106,742
		73,072,540
Commercial Services & Supplies — 0.6%
Republic Services, Inc.	48,088	3,020,407
Stericycle, Inc. *@	1,961	162,548
		3,182,955
Communications Equipment — 3.2%
ARRIS International PLC *@	11,809	312,348
Brocade Communications Systems, Inc.	46,325	578,136
Cisco Systems, Inc.	460,501	15,564,934
EchoStar Corp., Class A *	3,599	204,963
Juniper Networks, Inc.	50,077	1,393,643
		18,054,024
Computers & Peripherals — 2.4%
Hewlett Packard Enterprise Co.	209,558	4,966,525
HP, Inc.	255,741	4,572,649
Western Digital Corp.	31,938	2,635,843
Xerox Corp.	186,374	1,367,985
		13,543,002
Construction & Engineering — 0.3%
AECOM *@	11,462	407,933
EMCOR Group, Inc.	1,400	88,130
Fluor Corp.	17,248	907,590
Jacobs Engineering Group, Inc.	8,552	472,754
		1,876,407
Construction Materials — 0.2%
Vulcan Materials Co.	9,780	1,178,294
Consumer Finance — 1.2%
Ally Financial, Inc.	63,046	1,281,725
Capital One Financial Corp.	56,650	4,909,289
Navient Corp.	15,512	228,957
Santander Consumer USA Holdings, Inc. *	9,599	127,859
		6,547,830
Containers & Packaging — 0.2%
WestRock Co.	20,973	1,091,225
Distributors — 0.1%
LKQ Corp. *	22,712	664,780
Diversified Financial Services — 0.1%
Leucadia National Corp.	6,993	181,818
Voya Financial, Inc.	7,020	266,479
		448,297
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	544,137	22,608,892
CenturyLink, Inc.	84,635	1,994,847
Frontier Communications Corp. @	94,769	202,806
Level 3 Communications, Inc. *	19,640	1,123,801
		25,930,346

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electrical Equipment — 0.5%
Eaton Corp. PLC	40,532	$3,005,448
Electronic Equipment, Instruments & Components — 1.2%
Arrow Electronics, Inc. *	17,315	1,271,094
Avnet, Inc.	17,856	817,090
Corning, Inc.	67,872	1,832,544
Flex Ltd. *	37,947	637,510
Jabil Circuit, Inc.	17,551	507,575
SYNNEX Corp.	2,501	279,962
TE Connectivity Ltd.	19,522	1,455,365
		6,801,140
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	27,661	1,654,681
Helmerich & Payne, Inc. @	15,356	1,022,249
National Oilwell Varco, Inc. @	39,913	1,600,112
Schlumberger Ltd.	22,471	1,754,985
TechnipFMC PLC *	31,856	1,035,320
Transocean Ltd. *	29,532	367,674
		7,435,021
Food & Staples Retailing — 3.4%
CVS Health Corp.	99,326	7,797,091
Wal-Mart Stores, Inc.	122,242	8,811,203
Walgreens Boots Alliance, Inc.	25,843	2,146,261
Whole Foods Market, Inc. @	23,168	688,553
		19,443,108
Food Products — 3.0%
Archer-Daniels-Midland Co.	39,896	1,836,812
Bunge Ltd.	23,481	1,861,104
Ingredion, Inc.	3,073	370,081
J.M. Smucker Co. (The)	18,460	2,419,737
Kraft Heinz Co. (The)	24,167	2,194,605
Mondelez International, Inc., Class A	99,636	4,292,319
Pinnacle Foods, Inc.	12,227	707,577
Post Holdings, Inc. *	5,802	507,791
Seaboard Corp.	76	316,879
Tyson Foods, Inc., Class A	44,757	2,761,954
		17,268,859
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	80,087	3,556,664
Danaher Corp.	44,310	3,789,834
Medtronic PLC	94,115	7,581,904
STERIS PLC	1,837	127,598
Teleflex, Inc.	1,139	220,659
Zimmer Biomet Holdings, Inc.	3,797	463,652
		15,740,311
Health Care Providers & Services — 5.2%
Aetna, Inc.	42,934	5,476,232
Anthem, Inc.	36,223	5,990,560
Centene Corp. *	17,013	1,212,346
CIGNA Corp.	10,533	1,542,979
DaVita, Inc. *	12,055	819,378
Envision Healthcare Corp. *	219	13,429
Express Scripts Holding Co. *	71,055	4,683,235
Humana, Inc.	16,177	3,334,727
Laboratory Corp. of America Holdings *	16,237	2,329,523
Mednax, Inc. *	9,245	641,418
Quest Diagnostics, Inc.	22,080	2,168,035
Universal Health Services, Inc., Class B	8,027	998,960
WellCare Health Plans, Inc. *	2,066	289,674
		29,500,496
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	27,130	1,598,228
Hyatt Hotels Corp., Class A *@	3,874	209,118
International Game Technology PLC	3,767	89,278
MGM Resorts International	84,812	2,323,849
Norwegian Cruise Line Holdings Ltd. *	14,694	745,427
Royal Caribbean Cruises Ltd.	31,589	3,099,197
		8,065,097
Household Durables — 1.5%
DR Horton, Inc.	51,376	1,711,335
Garmin Ltd.	7,023	358,945
Lennar Corp., Class A	28,692	1,468,743
Mohawk Industries, Inc. *	6,847	1,571,318
Newell Brands, Inc.	7,141	336,841
PulteGroup, Inc.	38,222	900,128
Toll Brothers, Inc. *@	11,379	410,896
Whirlpool Corp.	10,566	1,810,273
		8,568,479
Independent Power Producers & Energy Traders — 0.2%
Calpine Corp. *	23,886	263,940
NRG Energy, Inc.	44,291	828,242
		1,092,182
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	4,894	520,771
General Electric Co.	19,790	589,742
		1,110,513
Insurance — 6.9%
Aflac, Inc.	29,921	2,166,879
Alleghany Corp. *	855	525,534
Allied World Assurance Co., Holdings Ltd.	7,656	406,533
Allstate Corp. (The)	25,783	2,101,057
American Financial Group, Inc.	12,362	1,179,582
American International Group, Inc.	62,642	3,910,740
Arch Capital Group Ltd. *	4,583	434,331
Assurant, Inc.	9,601	918,528
Assured Guaranty Ltd.	13,828	513,157
Axis Capital Holdings Ltd.	10,488	703,011
Chubb Ltd.	10,711	1,459,374
CNA Financial Corp. @	7,604	335,869
Everest Re Group Ltd.	6,500	1,519,765
Hartford Financial Services Group, Inc.	68,664	3,300,678
Lincoln National Corp.	26,059	1,705,561
Loews Corp.	37,469	1,752,425
MetLife, Inc.	46,445	2,453,225
Old Republic International Corp.	23,484	480,952
Principal Financial Group, Inc.	40,855	2,578,359
Prudential Financial, Inc.	25,348	2,704,125
Reinsurance Group of America, Inc.	9,075	1,152,343
RenaissanceRe Holdings Ltd.	3,401	491,955
Travelers Companies, Inc. (The)	27,179	3,276,157
Unum Group	32,590	1,528,145
Validus Holdings Ltd.	5,533	312,006
WR Berkley Corp.	5,382	380,131
XL Group Ltd.	28,603	1,140,115
		39,430,537
Internet & Catalog Retail — 0.3%
Liberty Interactive Corp. QVC Group, Class A *	71,603	1,433,492
Internet Software & Services — 0.2%
Yahoo!, Inc. *	22,867	1,061,257
IT Services — 0.8%
Amdocs Ltd.	10,115	616,914
Conduent, Inc. *	25,552	428,762
Fidelity National Information Services, Inc.	36,595	2,913,694

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Leidos Holdings, Inc.	6,004	$307,045
		4,266,415
Life Sciences Tools & Services — 0.7%
Bio-Rad Laboratories, Inc., Class A *	172	34,286
PerkinElmer, Inc.	2,400	139,344
Quintiles IMS Holdings, Inc. *	2,570	206,962
Thermo Fisher Scientific, Inc.	24,466	3,757,978
		4,138,570
Machinery — 2.0%
AGCO Corp.	11,477	690,686
Cummins, Inc.	6,858	1,036,929
Dover Corp.	19,819	1,592,457
Ingersoll-Rand PLC	16,931	1,376,829
Oshkosh Corp.	6,156	422,240
PACCAR, Inc.	11,923	801,226
Pentair PLC	25,335	1,590,531
Stanley Black & Decker, Inc.	26,827	3,564,503
Trinity Industries, Inc.	1,343	35,657
		11,111,058
Media — 6.6%
CBS Corp., Class A	1,291	90,873
Charter Communications, Inc., Class A *	23,379	7,652,414
Comcast Corp., Class A	504,981	18,982,236
Liberty Braves Group, Class A *	438	10,486
Liberty Braves Group, Class C *	877	20,741
Liberty Broadband Corp., Class C *	1,360	117,504
Liberty Media Corp-Liberty Formula One, Class A *@	1,097	35,872
Liberty Media Corp-Liberty Formula One, Class C *@	2,194	74,925
Liberty SiriusXM Group, Class A *	4,389	170,820
Liberty SiriusXM Group, Class C *	8,778	340,411
Madison Square Garden Co. (The), Class A *	443	88,471
News Corp., Class A	8,320	108,160
News Corp., Class B	1,734	23,409
TEGNA, Inc.	22,742	582,650
Time Warner, Inc.	94,794	9,262,322
		37,561,294
Metals & Mining — 1.6%
Alcoa Corp.	12,728	437,843
Freeport-McMoRan, Inc. *	70,787	945,714
Newmont Mining Corp.	74,100	2,442,336
Nucor Corp.	56,664	3,383,974
Reliance Steel & Aluminum Co.	12,373	990,088
Steel Dynamics, Inc.	31,162	1,083,191
		9,283,146
Multiline Retail — 0.4%
Kohl's Corp. @	39,722	1,581,333
Macy's, Inc.	32,863	974,059
		2,555,392
Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	19,208	1,190,896
Chevron Corp.	84,632	9,086,938
Concho Resources, Inc. *	6,539	839,215
ConocoPhillips	78,895	3,934,494
CONSOL Energy, Inc. @*	4,388	73,631
Exxon Mobil Corp.	261,756	21,466,610
Hess Corp. @	20,959	1,010,433
HollyFrontier Corp. @	15,834	448,736
Kinder Morgan, Inc.	91,412	1,987,297
Marathon Oil Corp.	51,156	808,265
Marathon Petroleum Corp.	64,008	3,234,964
Noble Energy, Inc.	35,505	1,219,242
Occidental Petroleum Corp.	28,855	1,828,253
PDC Energy, Inc. *@	1,283	79,995
Phillips 66	33,384	2,644,680
Southwestern Energy Co. *	1,031	8,423
Targa Resources Corp. @	20,307	1,216,389
Tesoro Corp. @	17,735	1,437,599
Valero Energy Corp.	64,869	4,300,166
		56,816,226
Pharmaceuticals — 3.0%
Allergan PLC	13,595	3,248,117
Mallinckrodt PLC *	10,165	453,054
Mylan NV *	19,675	767,128
Pfizer, Inc.	373,199	12,767,138
Taro Pharmaceutical Industries Ltd. *	667	77,786
		17,313,223
Professional Services — 0.2%
Manpowergroup, Inc.	8,693	891,641
Real Estate Management & Development — 0.0%
Jones Lang LaSalle, Inc.	1,705	190,022
Road & Rail — 2.2%
AMERCO	288	109,783
CSX Corp.	143,799	6,693,843
Genesee & Wyoming, Inc., Class A *@	1,210	82,111
Kansas City Southern	13,489	1,156,817
Norfolk Southern Corp.	39,083	4,376,123
Ryder System, Inc.	1,899	143,261
		12,561,938
Semiconductors & Semiconductor Equipment — 6.6%
Intel Corp.	544,821	19,651,693
Lam Research Corp.	25,153	3,228,639
Marvell Technology Group Ltd.	18,929	288,857
Micron Technology, Inc. *	96,568	2,790,815
NVIDIA Corp.	62,745	6,834,813
ON Semiconductor Corp. *	14,063	217,836
QUALCOMM, Inc.	74,056	4,246,371
		37,259,024
Software — 0.7%
CA, Inc.	75,041	2,380,301
Dell Technologies, Inc., Class V *	16,758	1,073,853
Nuance Communications, Inc. *	2,812	48,676
SS&C Technologies Holdings, Inc.	3,456	122,342
Synopsys, Inc. *	2,217	159,912
		3,785,084
Specialty Retail — 0.6%
AutoNation, Inc. *@	6,093	257,673
Bed Bath & Beyond, Inc. @	6,574	259,410
Best Buy Co., Inc.	39,092	1,921,372
Penske Auto Group, Inc.	3,141	147,030
Signet Jewelers Ltd.	814	56,386
Staples, Inc.	55,437	486,182
		3,128,053
Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp.	9,516	984,620
Ralph Lauren Corp.	2,906	237,188
Skechers U.S.A., Inc., Class A *	538	14,768
		1,236,576
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc. @	14,697	205,317

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.1%
United Rentals, Inc. *	4,421	$552,846
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	5,458	439,806
Wireless Telecommunication Services — 0.3%
Sprint Corp. *@	29,977	260,200
T-Mobile US, Inc. *	24,396	1,575,738
		1,835,938
TOTAL COMMON STOCKS
(Identified Cost $384,311,649)		567,141,813

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.2%
State Street Institutional U.S. Government
Money Market Fund, 0.370%	1,100,000	1,100,000
Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending
Government Money Market Portfolio	1,137,228	1,137,228
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,237,228)		2,237,228
Total Investments — 100.2%
(Identified Cost $386,548,877)#		569,379,041

Liabilities, Less Cash and Other Assets — (0.2%)		(856,129)
Net Assets — 100.0%		$568,522,912

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2017, the market value of the securities on loan was $12,695,675.
#	At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $386,548,877. Net unrealized appreciation aggregated $182,830,164 of which $195,074,080 related to appreciated investment securities and $12,243,916 related to depreciated investment securities.

See notes to schedules of investments

SA U.S. Value Fund

March 31, 2017
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Financials	23.9%
Information Technology	15.0%
Consumer Discretionary	13.6%
Health Care	11.8%
Energy	11.3%
Industrials	9.1%
Consumer Staples	6.7%
Telecommunication Services	4.9%
Materials	3.5%
Utilities	0.2%
100.0%

+     Excludes Short-Term Investments

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Aerospace & Defense — 1.6%
AAR Corp.	10,684	$359,303
Aerojet Rocketdyne Holdings, Inc. *	26,540	575,918
Aerovironment, Inc. *	7,907	221,633
Astronics Corp. *	8,379	265,866
CPI Aerostructures, Inc. *	1,342	9,059
Cubic Corp.	6,500	343,200
Curtiss-Wright Corp.	5,159	470,810
DigitalGlobe, Inc. *	18,452	604,303
Ducommun, Inc. *	3,610	103,932
Engility Holdings, Inc. *	5,031	145,597
Esterline Technologies Corp. *	7,884	678,418
HEICO Corp., Class A	1,037	77,775
Innovative Solutions & Support, Inc. *	3,248	9,809
KEYW Holding Corp. (The) *	2,370	22,373
KLX, Inc. *	9,583	428,360
Kratos Defense & Security Solutions, Inc. *	17,754	138,126
LMI Aerospace, Inc. *	2,400	33,072
Mercury Systems, Inc. *	8,267	322,826
Moog, Inc., Class A *	8,996	605,881
National Presto Industries, Inc.	918	93,820
SIFCO Industries, Inc. *	1,187	9,733
Sparton Corp. *	1,324	27,791
Taser International, Inc. *@	13,491	307,460
Triumph Group, Inc.	9,084	233,913
Vectrus, Inc. *	2,243	50,131
Wesco Aircraft Holdings, Inc. *	23,396	266,714
		6,405,823
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc. *	21,143	339,345
Atlas Air Worldwide Holdings, Inc. *	6,303	349,501
Echo Global Logistics, Inc. *	6,700	143,045
Forward Air Corp.	6,951	330,659
HUB Group, Inc., Class A *	11,481	532,718
Park-Ohio Holdings Corp.	3,551	127,659
Radiant Logistics, Inc. *	5,730	28,650
		1,851,577
Airlines — 0.6%
Allegiant Travel Co.	5,199	833,139
Copa Holdings SA, Class A	2,555	286,799
Hawaiian Holdings, Inc. *	12,656	587,871
Skywest, Inc.	12,976	444,428
Spirit Airlines, Inc. *	5,611	297,776
		2,450,013
Auto Components — 1.8%
American Axle & Manufacturing Holdings, Inc. *	30,518	573,128
Cooper Tire & Rubber Co.	15,551	689,687
Cooper-Standard Holding, Inc. *	4,019	445,828
Dana, Inc.	32,214	622,052
Dorman Products, Inc. *@	8,380	688,249
Fox Factory Holding Corp. *	8,405	241,224
Gentherm, Inc. *	9,644	378,527
Horizon Global Corp. *	7,663	106,362
LCI Industries	6,043	603,091
Modine Manufacturing Co. *	11,514	140,471
Motorcar Parts of America, Inc. *	4,813	147,903
Shiloh Industries, Inc. *	4,458	60,763
Spartan Motors, Inc.	10,808	86,464
Standard Motor Products, Inc.	8,131	399,557
Stoneridge, Inc. *	13,800	250,332
Strattec Security Corp.	700	19,460
Superior Industries International, Inc.	6,600	167,310
Tenneco, Inc.	10,923	681,814
Tower International, Inc.	6,346	171,977
Visteon Corp. *	7,195	704,750
VOXX International Corp. *	7,684	39,957
		7,218,906
Automobiles — 0.3%
Thor Industries, Inc.	10,312	991,292
Winnebago Industries, Inc.	10,123	296,098
		1,287,390
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *@	1,852	267,892
Coca-Cola Bottling Co., Consolidated	1,262	259,997
Craft Brew Alliance, Inc. *	9,433	125,931
MGP Ingredients, Inc. @	5,354	290,347
National Beverage Corp. @	10,620	897,709
Primo Water Corp. *	7,499	101,836
		1,943,712
Biotechnology — 0.7%
Acorda Therapeutics, Inc. *	12,403	260,463
Adamas Pharmaceuticals, Inc. *@	2,419	42,332
Affimed NV *	5,000	11,500
AMAG Pharmaceuticals, Inc. *	2,638	59,487
Amicus Therapeutics, Inc. *@	1,429	10,189
Aptevo Therapeutics, Inc. *	4,906	10,106
Ardelyx, Inc. *	1,357	17,166
BioSpecifics Technologies Corp. *	2,311	126,643
Cara Therapeutics, Inc. *@	4,673	85,936
Celldex Therapeutics, Inc. *	4,900	17,909
Chimerix, Inc. *	4,063	25,922
Concert Pharmaceuticals, Inc. *	3,010	51,351
Emergent BioSolutions, Inc. *	9,812	284,940
Enanta Pharmaceuticals, Inc. *	2,640	81,312
Epizyme, Inc. *	940	16,121
Five Prime Therapeutics, Inc. *	4,603	166,398
Insys Therapeutics, Inc. *@	11,096	116,619
Karyopharm Therapeutics, Inc. *	2,354	30,225
Ligand Pharmaceuticals, Inc. *	3,443	364,407
Mirati Therapeutics, Inc. *	1,950	10,140
Myriad Genetics, Inc. *@	19,349	371,501
Otonomy, Inc. *	2,246	27,514
PDL BioPharma, Inc.	18,702	42,454
PTC Therapeutics, Inc. *	5,972	58,764
Recro Pharma, Inc. *	1,313	11,476
Repligen Corp. *	5,500	193,600
Retrophin, Inc. *	8,373	154,566
Rigel Pharmaceuticals, Inc. *	9,661	31,978
Spectrum Pharmaceuticals, Inc. *	15,253	99,144
Stemline Therapeutics, Inc. *@	1,284	10,978
Zafgen, Inc. *	3,913	18,235
		2,809,376
Building Products — 1.9%
AAON, Inc.	14,109	498,753
Advanced Drainage Systems, Inc.	8,118	177,784
American Woodmark Corp. *	8,272	759,370
Apogee Enterprises, Inc.	14,477	862,974
Armstrong Flooring, Inc. *	6,993	128,811
Armstrong World Industries, Inc. *	17,577	809,421
Builders FirstSource, Inc. *	24,352	362,845
Continental Building Products, Inc. *	9,323	228,414
CSW Industrials, Inc. *	302	11,083
Gibraltar Industries, Inc. *	8,000	329,600
Griffon Corp.	12,945	319,094
Insteel Industries, Inc.	8,468	306,034
NCI Building Systems, Inc. *	12,026	206,246
Patrick Industries, Inc. *	3,786	268,427

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
PGT Innovations, Inc. *	20,987	$225,610
Ply Gem Holdings, Inc. *	10,477	206,397
Quanex Building Products Corp.	9,211	186,523
Simpson Manufacturing Co., Inc.	12,600	542,934
Trex Co., Inc. *	8,162	566,361
Universal Forest Products, Inc.	5,500	541,970
		7,538,651
Capital Markets — 1.8%
Artisan Partners Asset Management, Inc., Class A	14,165	390,954
BGC Partners, Inc., Class A	63,577	722,235
Cohen & Steers, Inc.	7,453	297,896
Cowen Group, Inc., Class A *	6,131	91,658
Diamond Hill Investment Group, Inc.	408	79,376
Donnelley Financial Solutions, Inc. *	2,974	57,368
Evercore Partners, Inc., Class A	9,789	762,563
Federated Investors, Inc., Class B	20,626	543,289
Fifth Street Asset Management, Inc.	728	3,349
Financial Engines, Inc. @	2,009	87,492
Gain Capital Holdings, Inc.	9,997	83,275
GAMCO Investors, Inc., Class A	1,700	50,303
Greenhill & Co., Inc.	7,133	208,997
Interactive Brokers Group, Inc., Class A	16,151	560,763
Intl FCStone, Inc. *	3,859	146,488
Investment Technology Group, Inc.	9,700	196,425
Janus Capital Group, Inc.	44,921	592,957
KCG Holdings, Inc., Class A *	15,787	281,482
Ladenburg Thalmann Financial Services, Inc. *	24,504	60,770
LPL Financial Holdings, Inc.	3,619	144,145
Manning & Napier, Inc. @	2,524	14,387
Moelis & Co., Class A	3,839	147,801
OM Asset Management PLC	5,801	87,711
Oppenheimer Holdings, Inc., Class A	2,133	36,474
Piper Jaffray Cos.	4,033	257,507
Pzena Investment Management, Inc., Class A	1,895	18,647
Safeguard Scientifics, Inc. *	5,834	74,092
Silvercrest Asset Management Group, Inc., Class A	759	10,095
Stifel Financial Corp. *	12,616	633,197
Virtus Investment Partners, Inc.	1,851	196,021
Waddell & Reed Financial, Inc., Class A @	442	7,514
Westwood Holdings Group, Inc.	2,575	137,531
WisdomTree Investments, Inc. @	32,848	298,260
		7,281,022
Chemicals — 2.8%
A. Schulman, Inc.	6,827	214,709
AdvanSix, Inc. *	5,615	153,402
American Vanguard Corp.	8,140	135,124
Balchem Corp.	8,605	709,224
BioAmber, Inc. *@	1,107	2,568
Cabot Corp.	9,527	570,763
Calgon Carbon Corp.	17,075	249,295
Chase Corp.	2,101	200,435
Chemtura Corp. *	27,875	931,025
Core Molding Technologies, Inc. *	1,500	26,745
Ferro Corp. *	25,241	383,411
Flotek Industries, Inc. *@	13,537	173,138
FutureFuel Corp.	10,473	148,507
GCP Applied Technologies, Inc. *	2,256	73,658
H.B. Fuller Co.	13,143	677,653
Hawkins, Inc.	2,085	102,165
Innophos Holdings, Inc.	5,400	291,438
Innospec, Inc.	5,850	378,788
Intrepid Potash, Inc. *@	10,268	17,661
KMG Chemicals, Inc.	3,001	138,256
Koppers Holdings, Inc. *	4,597	194,683
Kraton Corp. *	6,776	209,514
Kronos Worldwide, Inc.	10,857	178,381
LSB Industries, Inc. *	5,556	52,115
Minerals Technologies, Inc.	9,665	740,339
Northern Technologies International Corp. *	800	14,240
Olin Corp. @	12,737	418,665
Omnova Solutions, Inc. *	20,358	201,544
PolyOne Corp.	24,872	847,887
Quaker Chemical Corp.	3,387	445,932
Rayonier Advanced Materials, Inc.	14,733	198,159
Sensient Technologies Corp.	10,220	810,037
Stepan Co.	3,991	314,531
Trecora Resources *	3,438	38,162
Tredegar Corp.	8,700	152,685
Trinseo SA	8,507	570,820
Tronox Ltd., Class A	11,384	210,035
Valhi, Inc.	1,644	5,392
		11,181,086
Commercial Banks — 11.7%
1st Source Corp.	7,264	341,045
Access National Corp. @	2,671	80,183
American National Bankshares, Inc.	1,452	54,087
Ameris Bancorp	15,903	733,128
AmeriServ Financial, Inc.	4,400	16,500
Arrow Financial Corp.	4,345	147,296
Associated Banc-Corp.	38,741	945,280
Banc of California, Inc. @	8,558	177,151
Bancfirst Corp.	4,046	363,735
Bancorp, Inc. (The) *	16,649	84,910
BancorpSouth, Inc.	32,087	970,632
Bank of Hawaii Corp.	10,964	902,995
Bank of Marin Bancorp	443	28,507
BankUnited, Inc.	3,110	116,034
Banner Corp.	7,231	402,333
Bar Harbor Bankshares	1,165	38,555
Berkshire Hills Bancorp, Inc.	6,936	250,043
Blue Hills Bancorp, Inc.	894	15,958
BNC Bancorp	5,605	196,455
Boston Private Financial Holdings, Inc.	21,569	353,732
Bridge Bancorp, Inc.	1,443	50,505
Brookline Bancorp, Inc.	18,706	292,749
Bryn Mawr Bank Corp.	4,999	197,461
Camden National Corp.	4,996	220,024
Capital Bank Financial Corp., Class A	6,376	276,718
Capital City Bank Group, Inc.	959	20,513
Cardinal Financial Corp.	8,280	247,903
Carolina Financial Corp.	2,052	61,560
Cascade Bancorp *	9,720	74,941
Cathay General Bancorp	21,914	825,720
Centerstate Banks, Inc.	9,586	248,277
Central Pacific Financial Corp.	7,849	239,708
Century Bancorp, Inc., Class A	200	12,165
Chemical Financial Corp.	14,023	717,276
Citizens & Northern Corp.	852	19,835
City Holding Co.	6,502	419,249
CNB Financial Corp.	1,780	42,524
CoBiz Financial, Inc.	11,363	190,898
Columbia Banking System, Inc.	14,910	581,341
Community Bank System, Inc.	9,634	529,677
Community Trust Bancorp, Inc.	4,634	212,006

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Connectone Bancorp, Inc.	3,802	$92,199
CU Bancorp *	2,166	85,882
Customers Bancorp, Inc. *	5,348	168,622
CVB Financial Corp.	27,325	603,609
Eagle Bancorp, Inc. *	6,777	404,587
Enterprise Bancorp, Inc.	331	11,506
Enterprise Financial Services Corp.	3,837	162,689
Equity Bancshares, Inc., Class A *	377	11,977
Farmers Capital Bank Corp.	767	30,987
Farmers National Banc Corp.	710	10,189
FCB Financial Holdings, Inc., Class A *	5,732	284,021
Fidelity Southern Corp.	8,150	182,397
Financial Institutions, Inc.	3,105	102,310
First Bancorp, Inc.	2,283	62,212
First Bancorp/Puerto Rico *	35,131	198,490
First Bancorp/Southern Pines NC	4,154	121,671
First Busey Corp.	7,922	232,907
First Business Financial Services, Inc.	551	14,304
First Citizens Bancshares, Inc., Class A	295	98,934
First Commonwealth Financial Corp.	23,740	314,792
First Community Bancshares, Inc.	4,452	111,166
First Connecticut Bancorp, Inc.	477	11,830
First Financial Bancorp	15,133	415,401
First Financial Bankshares, Inc.	13,804	553,540
First Financial Corp.	2,698	128,155
First Financial Northwest, Inc.	2,239	39,563
First Foundation, Inc. *	2,550	39,551
First Horizon National Corp.	36,462	674,547
First Interstate Bancsystem, Inc.	5,224	207,132
First Merchants Corp.	8,330	327,536
First Midwest Bancorp, Inc.	18,632	441,206
First NBC Bank Holding Co. *@	4,253	17,012
First of Long Island Corp. (The)	2,847	77,011
Flushing Financial Corp.	7,140	191,852
FNB Corp.	67,057	997,138
Franklin Financial Network, Inc. *	500	19,375
Fulton Financial Corp.	44,920	801,822
German American Bancorp, Inc.	2,700	127,818
Glacier Bancorp, Inc.	19,481	660,990
Great Southern Bancorp, Inc.	3,541	178,821
Great Western Bancorp, Inc.	71	3,011
Guaranty Bancorp	4,394	106,994
Hancock Holding Co.	17,160	781,638
Hanmi Financial Corp.	8,053	247,630
Heartland Financial USA, Inc.	5,400	269,730
Heritage Commerce Corp.	9,504	134,006
Heritage Financial Corp.	5,233	129,517
Heritage Oaks Bancorp	1,418	18,930
Hilltop Holdings, Inc.	25,969	713,368
Home Bancshares, Inc.	33,592	909,335
HomeTrust Bancshares, Inc. *	701	16,474
Hope Bancorp, Inc.	34,605	663,378
Horizon Bancorp	3,884	101,838
Iberiabank Corp.	9,378	741,800
Independent Bank Corp.	4,840	314,600
International Bancshares Corp.	15,750	557,550
Lakeland Bancorp, Inc.	6,732	131,947
Lakeland Financial Corp.	5,055	217,972
LegacyTexas Financial Group, Inc.	11,096	442,730
Macatawa Bank Corp.	6,613	65,336
MainSource Financial Group, Inc.	5,357	176,406
MB Financial, Inc.	17,891	766,093
MBT Financial Corp.	5,012	56,886
Mercantile Bank Corp.	2,751	94,634
Merchants Bancshares, Inc.	1,081	52,645
Midsouth Bancorp, Inc.	2,100	32,130
National Bank Holdings Corp., Class A	5,759	187,168
NBT Bancorp, Inc.	10,025	371,627
Northrim Bancorp, Inc.	1,164	34,978
OFG Bancorp	10,569	124,714
Old Line Bancshares, Inc.	1,553	44,229
Old National Bancorp	29,051	504,035
Opus Bank	4,401	88,680
Pacific Continental Corp.	6,270	153,615
Pacific Mercantile Bancorp *	2,500	18,875
Pacific Premier Bancorp, Inc. *	5,398	208,093
Park National Corp.	3,450	362,940
Park Sterling Corp.	12,047	148,299
Peapack Gladstone Financial Corp.	3,971	117,502
Penns Woods Bancorp, Inc.	476	20,682
People's Utah Bancorp	1,346	35,602
Peoples Bancorp, Inc.	3,446	109,100
Pinnacle Financial Partners, Inc.	9,240	613,998
Popular, Inc.	11,279	459,394
Preferred Bank	2,640	141,662
Premier Financial Bancorp, Inc.	1,381	29,042
Private Bancorp, Inc.	19,760	1,173,151
Prosperity Bancshares, Inc.	1,027	71,592
QCR Holdings, Inc.	1,980	83,853
Renasant Corp.	8,712	345,779
Republic Bancorp, Inc., Class A	7,344	252,560
Republic First Bancorp, Inc. *	1,771	14,699
S&T Bancorp, Inc.	8,302	287,249
Sandy Spring Bancorp, Inc.	6,300	258,237
Seacoast Banking Corp. of Florida *	5,668	135,919
Select Bancorp, Inc. *	200	2,196
ServisFirst Bancshares, Inc. @	5,778	210,204
Sierra Bancorp	3,246	89,038
Simmons First National Corp., Class A	5,764	317,885
South State Corp.	4,736	423,162
Southside Bancshares, Inc.	5,993	201,185
Southwest Bancorp, Inc.	5,110	133,627
State Bank Financial Corp.	4,771	124,619
Sterling Bancorp	32,230	763,851
Stock Yards Bancorp, Inc.	4,336	176,258
Stonegate Bank	727	34,234
Suffolk Bancorp	3,195	129,110
Sun Bancorp, Inc.	2,417	58,975
Synovus Financial Corp.	3,041	124,742
TCF Financial Corp.	43,473	739,910
Texas Capital Bancshares, Inc. *	11,663	973,277
Tompkins Financial Corp.	2,420	194,931
TowneBank	6,582	213,257
Trico Bancshares	5,350	190,086
TriState Capital Holdings, Inc. *	4,662	108,858
Triumph Bancorp, Inc. *	384	9,907
Trustmark Corp.	17,352	551,620
UMB Financial Corp.	11,656	877,813
Umpqua Holdings Corp.	4,737	84,034
Union Bankshares Corp.	9,688	340,824
United Bankshares, Inc. @	17,021	719,137
United Community Banks, Inc.	15,888	439,939
Univest Corp. of Pennsylvania	5,066	131,209
Valley National Bancorp	57,348	676,706
Veritex Holdings, Inc. *	1,078	30,313
Washington Trust Bancorp, Inc.	3,000	147,900
Webster Financial Corp.	16,775	839,421
WesBanco, Inc.	8,410	320,505
West Bancorp, Inc.	4,412	101,255
Westamerica Bancorp	6,329	353,348

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Western Alliance Bancorp *	10,513	$516,083
Wintrust Financial Corp.	11,283	779,881
Xenith Bankshares, Inc. *	460	11,670
		47,200,182
Commercial Services & Supplies — 3.2%
ABM Industries, Inc.	14,023	611,403
ACCO Brands Corp. *	26,340	346,371
ARC Document Solutions, Inc. *	11,111	38,333
Brady Corp., Class A	11,602	448,417
Brink's Co. (The)	11,715	626,167
Casella Waste Systems, Inc., Class A *	18,957	267,483
Ceco Environmental Corp.	6,316	66,381
Cenveo, Inc. *	409	2,053
Civeo Corp. *	7,095	21,214
Clean Harbors, Inc. *	12,448	692,358
Command Security Corp. *	4,300	10,750
Covanta Holding Corp.	31,607	496,230
Deluxe Corp.	9,989	720,906
Ennis, Inc.	5,800	98,600
Essendant, Inc.	12,825	194,299
Fuel Tech, Inc. *	4,500	4,590
Healthcare Services Group, Inc.	15,886	684,528
Heritage-Crystal Clean, Inc. *	712	9,754
Herman Miller, Inc.	14,286	450,723
HNI Corp.	11,460	528,191
Hudson Technologies, Inc. *	7,854	51,836
Innerworkings, Inc. *	13,754	136,990
Interface, Inc.	19,482	371,132
Intersections, Inc. *	3,104	12,478
Kimball International, Inc., Class B	14,278	235,587
Knoll, Inc.	12,851	305,982
LSC Communications, Inc.	2,974	74,826
Matthews International Corp., Class A	8,044	544,177
Mcgrath Rentcorp	5,300	177,921
Mobile Mini, Inc.	13,404	408,822
MSA Safety, Inc.	8,900	629,141
Multi-Color Corp.	4,321	306,791
NL Industries, Inc. *	5,586	36,030
Performant Financial Corp. *	7,231	21,187
Quad/Graphics, Inc.	4,591	115,877
RR Donnelley & Sons Co.	7,931	96,044
SP Plus Corp. *	4,000	135,000
Steelcase, Inc., Class A	26,730	447,728
Team, Inc. *	8,031	217,239
Tetra Tech, Inc.	15,308	625,332
TRC Cos., Inc. *	7,000	122,150
UniFirst Corp.	3,000	424,350
US Ecology, Inc.	5,445	255,098
Versar, Inc. *	2,000	3,340
Viad Corp.	4,500	203,400
Virco Manufacturing Corp. *	2,494	9,851
VSE Corp.	1,700	69,360
West Corp.	18,378	448,791
		12,805,211
Communications Equipment — 2.0%
ADTRAN, Inc.	27,035	560,976
Applied Optoelectronics, Inc. *@	1,447	81,249
Bel Fuse, Inc., Class B	4,393	112,241
Black Box Corp.	7,147	63,966
CalAmp Corp. *	13,756	230,963
Calix, Inc. *	13,728	99,528
Ciena Corp. *	27,840	657,302
Clearfield, Inc. *	1,600	26,320
Communications Systems, Inc.	1,418	6,239
Comtech Telecommunications Corp.	4,325	63,750
Digi International, Inc. *	7,600	90,440
EMCORE Corp.	4,428	39,852
Extreme Networks, Inc. *	21,668	162,727
Finisar Corp. *	25,900	708,106
Harmonic, Inc. *@	24,420	145,299
Infinera Corp. *	22,351	228,651
InterDigital, Inc.	9,067	782,482
Ixia *	18,986	373,075
KVH Industries, Inc. *	5,534	46,486
Lantronix, Inc. *	1,100	4,268
Lumentum Holdings, Inc. *	5,125	273,419
NETGEAR, Inc. *	8,512	421,770
NetScout Systems, Inc. *	12,873	488,530
Oclaro, Inc. *	7,713	75,742
Optical Cable Corp. *	374	1,141
PC-Tel, Inc.	4,100	29,192
Plantronics, Inc.	10,046	543,589
Relm Wireless Corp.	2,000	10,000
ShoreTel, Inc. *	20,766	127,711
Sonus Networks, Inc. *	17,744	116,933
Tessco Technologies, Inc.	1,000	15,700
Ubiquiti Networks, Inc. *	9,498	477,369
Viasat, Inc. *@	8,094	516,559
Viavi Solutions, Inc. *	33,947	363,912
		7,945,487
Computers & Peripherals — 0.4%
AstroNova, Inc.	1,572	23,659
Avid Technology, Inc. *@	24,736	115,270
Concurrent Computer Corp.	1,362	6,619
Cray, Inc. *	9,970	218,343
Diebold Nixdorf, Inc. @	13,386	410,950
Eastman Kodak Co. *	1,745	20,068
Electronics for Imaging, Inc. *	12,878	628,833
Immersion Corp. *	3,781	32,743
Intevac, Inc. *	4,883	61,037
Super Micro Computer, Inc. *	11,510	291,778
Transact Technologies, Inc.	1,515	12,272
USA Technologies, Inc. *	1,931	8,207
		1,829,779
Construction & Engineering — 1.7%
Aegion Corp. *	10,061	230,498
Ameresco, Inc., Class A *	4,779	31,302
Argan, Inc.	8,281	547,788
Comfort Systems USA, Inc.	8,930	327,285
Dycom Industries, Inc. *@	9,800	910,910
EMCOR Group, Inc.	13,769	866,759
Goldfield Corp. (The) *	7,136	41,032
Granite Construction, Inc.	9,422	472,890
Great Lakes Dredge & Dock Corp. *	15,377	61,508
IES Holdings, Inc. *	6,062	109,722
KBR, Inc.	27,114	407,523
Layne Christensen Co. *	2,217	19,598
MasTec, Inc. *	22,810	913,541
MYR Group, Inc. *	5,036	206,476
Northwest Pipe Co. *	3,831	60,185
NV5 Global, Inc. *	2,115	79,524
Orion Marine Group, Inc. *	5,671	42,362
Primoris Services Corp.	16,878	391,907
Sterling Construction Co., Inc. *	7,000	64,750
Tutor Perini Corp. *	11,189	355,810
Valmont Industries, Inc.	5,127	797,249
		6,938,619
See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction Materials — 0.2%
Headwaters, Inc. *	19,917	$467,651
United States Lime & Minerals, Inc.	1,679	132,608
US Concrete, Inc. *@	3,055	197,200
		797,459
Consumer Finance — 0.9%
Asta Funding, Inc. *	306	2,509
Atlanticus Holdings Corp. *	5,476	14,293
Consumer Portfolio Services, Inc. *	7,272	34,251
Encore Capital Group, Inc. *	6,224	191,699
Enova International, Inc. *	10,026	148,886
Ezcorp, Inc., Class A *	11,381	92,755
FirstCash, Inc.	13,459	661,510
Green Dot Corp., Class A *	12,631	421,370
Nelnet, Inc., Class A	9,709	425,837
PRA Group, Inc. *	12,540	415,701
Regional Management Corp. *	3,000	58,290
SLM Corp. *	66,797	808,244
World Acceptance Corp. *	3,636	188,272
		3,463,617
Containers & Packaging — 0.2%
Greif, Inc., Class A	4,826	265,864
Greif, Inc., Class B	503	32,846
Myers Industries, Inc.	11,631	184,352
Silgan Holdings, Inc.	8,109	481,350
		964,412
Distributors — 0.1%
Core-Mark Holding Co., Inc.	11,498	358,623
Weyco Group, Inc.	690	19,375
		377,998
Diversified Consumer Services — 1.0%
American Public Education, Inc. *	3,569	81,730
Ascent Capital Group, Inc., Class A *	2,620	37,021
Bridgepoint Education, Inc. *	11,558	123,324
Bright Horizons Family Solutions, Inc. *	1,970	142,805
Cambium Learning Group, Inc. *	1,370	6,713
Capella Education Co.	2,200	187,055
Career Education Corp. *	20,047	174,409
Carriage Services, Inc.	5,101	138,339
Collectors Universe, Inc.	1,790	46,719
DeVry Education Group, Inc.	15,103	535,401
Graham Holdings Co., Class B	523	313,565
Grand Canyon Education, Inc. *	13,010	931,646
Houghton Mifflin Harcourt Co. *	29,496	299,384
K12, Inc. *	7,149	136,903
Regis Corp. *	11,780	138,062
Sotheby's *	14,093	640,950
Strayer Education, Inc.	3,342	268,998
Universal Technical Institute, Inc.	5,900	20,355
		4,223,379
Diversified Financial Services — 0.1%
A-Mark Precious Metals, Inc.	1,256	21,452
FNFV Group *	4,237	56,140
Marlin Business Services Corp.	2,800	72,100
NewStar Financial, Inc.	13,144	139,064
Pico Holdings, Inc. *	5,843	81,802
		370,558
Diversified Telecommunication Services — 0.6%
Alaska Communications Systems Group, Inc. *	2,448	4,529
ATN International, Inc.	3,600	253,512
Cincinnati Bell, Inc. *	10,380	183,726
Cogent Communications Holdings, Inc.	11,951	514,490
Consolidated Communications Holdings, Inc.	13,459	315,210
FairPoint Communications, Inc. *	2,829	46,961
General Communication, Inc., Class A *	14,261	296,629
Hawaiian Telcom Holdco, Inc. *	187	4,284
IDT Corp., Class B	9,094	115,676
Lumos Networks Corp. *	8,561	151,530
Orbcomm, Inc. *	16,422	156,830
Straight Path Communications, Inc., Class B *	668	24,028
Vonage Holdings Corp. *	52,898	334,315
Windstream Holdings, Inc.	23,864	130,059
		2,531,779
Electric Utilities — 1.2%
Allete, Inc.	15,092	1,021,879
El Paso Electric Co.	11,005	555,752
Genie Energy Ltd., Class B	4,900	35,476
Hawaiian Electric Industries, Inc.	10,605	353,253
IDACORP, Inc.	6,696	555,500
MGE Energy, Inc.	7,437	483,405
Otter Tail Corp.	8,433	319,611
PNM Resources, Inc.	21,371	790,727
Portland General Electric Co.	17,712	786,767
Spark Energy, Inc., Class A @	1,000	31,950
		4,934,320
Electrical Equipment — 0.9%
Allied Motion Technologies, Inc.	2,799	56,260
AZZ, Inc.	7,475	444,762
Babcock & Wilcox Enterprises, Inc. *	6,318	59,010
Encore Wire Corp.	5,600	257,600
EnerSys	12,221	964,726
Espey Manufacturing & Electronics Corp.	565	13,249
Generac Holdings, Inc. *	15,486	577,318
General Cable Corp. @	11,120	199,604
LSI Industries, Inc.	4,900	49,441
Orion Energy Systems, Inc. *	3,100	6,138
Powell Industries, Inc.	2,600	89,544
Preformed Line Products Co.	850	44,328
Regal Beloit Corp.	6,719	508,292
Thermon Group Holdings, Inc. *	9,155	190,790
Ultralife Corp. *	3,600	19,440
Vicor Corp. *	7,156	115,212
		3,595,714
Electronic Equipment, Instruments & Components — 3.9%
ADDvantage Technologies Group, Inc. *	2,400	4,464
Agilysys, Inc. *	7,363	69,580
Anixter International, Inc. *	10,732	851,048
AVX Corp.	15,085	247,092
Badger Meter, Inc.	10,510	386,242
Belden, Inc.	11,309	782,470
Benchmark Electronics, Inc. *	7,901	251,252
Cognex Corp.	2,265	190,147
Coherent, Inc. *	6,253	1,285,867
Control4 Corp. *	1,880	29,685
CTS Corp.	9,329	198,708
Daktronics, Inc.	16,961	160,281
Electro Scientific Industries, Inc. *	7,067	49,257
ePlus, Inc. *	1,200	162,060
Fabrinet *	9,194	386,424
FARO Technologies, Inc. *	4,180	149,435
Frequency Electronics, Inc. *	1,400	15,400
I.D. Systems, Inc. *	2,750	17,408
IEC Electronics Corp. *	800	3,072

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
II-VI, Inc. *	21,222	$765,053
Insight Enterprises, Inc. *	9,272	380,986
IntriCon Corp. *	1,000	9,100
InvenSense, Inc. *	1,685	21,282
Itron, Inc. *	9,844	597,531
Kemet Corp. *	14,541	174,492
Key Tronic Corp. *	1,700	12,478
Kimball Electronics, Inc. *	5,879	99,649
Knowles Corp. *	11,920	225,884
Littelfuse, Inc.	6,220	994,640
Maxwell Technologies, Inc. *	7,005	40,699
Mesa Laboratories, Inc.	965	118,406
Methode Electronics, Inc.	11,077	505,111
MOCON, Inc.	600	13,050
MTS Systems Corp.	3,800	209,190
NAPCO Security Technologies, Inc. *	4,850	49,470
Novanta, Inc. *	4,922	130,679
OSI Systems, Inc. *	5,346	390,205
PAR Technology Corp. *	3,000	21,510
Park Electrochemical Corp.	7,233	129,181
PC Connection, Inc.	6,200	184,698
PCM, Inc. *	5,438	152,536
Perceptron, Inc. *	1,100	9,174
Plexus Corp. *	9,156	529,217
Radisys Corp. *	15,948	63,792
Richardson Electronics Ltd.	2,700	16,254
Rogers Corp. *	3,742	321,326
Sanmina Corp. *	21,944	890,926
Scansource, Inc. *	6,290	246,882
SYNNEX Corp.	6,819	763,319
Systemax, Inc.	8,559	94,919
Tech Data Corp. *	9,625	903,787
TTM Technologies, Inc. *	20,635	332,843
Universal Display Corp. @	500	43,050
VeriFone Systems, Inc. *	18,762	351,412
Vishay Intertechnology, Inc.	34,292	564,103
Vishay Precision Group, Inc. *	4,187	66,155
Wayside Technology Group, Inc.	315	5,859
		15,668,740
Energy Equipment & Services — 2.0%
Archrock, Inc.	20,013	248,161
Atwood Oceanics, Inc. *	9,099	86,713
Bristow Group, Inc.	9,706	147,628
CARBO Ceramics, Inc. *	4,505	58,745
Dawson Geophysical Co. *	5,627	31,286
Diamond Offshore Drilling, Inc. *@	20,830	348,069
Dril-Quip, Inc. *@	8,636	471,094
ENGlobal Corp. *	6,183	11,439
Ensco PLC	4,073	36,453
Era Group, Inc. *	5,219	69,204
Exterran Corp. *	10,006	314,689
Forum Energy Technologies, Inc. *	20,325	420,727
Frank's International NV	12,111	128,013
Geospace Technologies Corp. *	2,574	41,776
Gulf Island Fabrication, Inc.	3,600	41,580
Helix Energy Solutions Group, Inc. *	26,950	209,402
Hornbeck Offshore Services, Inc. *@	9,178	40,659
ION Geophysical Corp. *@	2,918	14,152
Matrix Service Co. *	7,876	129,954
McDermott International, Inc. *	51,671	348,779
Mitcham Industries, Inc. *	2,601	12,745
Nabors Industries Ltd.	41,414	541,281
Natural Gas Services Group, Inc. *	2,700	70,335
Newpark Resources, Inc. *	35,623	288,546
Noble Corp. PLC	39,010	241,472
Oceaneering International, Inc.	9,417	255,012
Oil States International, Inc. *	8,226	272,692
Pacific Drilling SA *@	508	1,128
Parker Drilling Co. *	28,864	50,512
Patterson-UTI Energy, Inc.	31,203	757,297
PHI, Inc. *	2,300	27,554
Pioneer Energy Services Corp. *	20,131	80,524
RigNet, Inc. *	3,277	70,292
Rowan Cos. PLC, Class A *@	21,417	333,677
RPC, Inc. @	3,729	68,278
SEACOR Holdings, Inc. *	5,019	347,265
Superior Energy Services, Inc. *	33,300	474,858
Tesco Corp. *	13,890	111,815
Tetra Technologies, Inc. *	17,573	71,522
U.S. Silica Holdings, Inc.	8,849	424,664
Unit Corp. *	11,332	273,781
		7,973,773
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	8,013	303,693
Chefs' Warehouse Inc. (The) *	5,365	74,574
Ingles Markets, Inc., Class A	2,846	122,805
Natural Grocers by Vitamin Cottage, Inc. *@	2,967	30,827
PriceSmart, Inc.	7,615	702,103
Smart & Final Stores, Inc. *@	220	2,662
SpartanNash Co.	9,360	327,506
SUPERVALU, Inc. *	63,930	246,770
United Natural Foods, Inc. *	8,554	369,789
Village Super Market, Inc., Class A	1,946	51,569
Weis Markets, Inc.	6,390	381,163
		2,613,461
Food Products — 1.8%
B&G Foods, Inc. @	16,016	644,644
Cal-Maine Foods, Inc. @	10,494	386,179
Calavo Growers, Inc. @	5,041	305,485
Coffee Holding Co., Inc. *	600	2,790
Darling Ingredients, Inc. *	37,935	550,816
Dean Foods Co.	22,086	434,211
Farmer Bros. Co. *	5,356	189,335
Fresh Del Monte Produce, Inc.	15,520	919,250
Inventure Foods, Inc. *@	3,661	16,182
J&J Snack Foods Corp.	4,900	664,244
John B. Sanfilippo & Son, Inc.	2,650	193,953
Lancaster Colony Corp.	5,159	664,685
Landec Corp. *	9,074	108,888
Lifeway Foods, Inc. *	3,800	40,774
Limoneira Co.	810	16,937
Omega Protein Corp.	5,237	105,002
Post Holdings, Inc. *@	1,153	100,910
Rocky Mountain Chocolate Factory, Inc.	1,260	14,213
Sanderson Farms, Inc. @	6,194	643,185
Seneca Foods Corp., Class A *	1,738	62,742
Snyders-Lance, Inc. @	21,037	848,001
Tootsie Roll Industries, Inc. @	7,968	297,608
		7,210,034
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	3,064	212,029
Delta Natural Gas Co., Inc.	400	12,140
Gas Natural, Inc.	836	10,617
New Jersey Resources Corp.	21,532	852,667
Northwest Natural Gas Co.	6,553	387,282
ONE Gas, Inc.	13,260	896,376

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities (Continued)
RGC Resources, Inc.	600	$13,200
South Jersey Industries, Inc.	17,084	609,045
Southwest Gas Corp.	11,874	984,473
Spire, Inc.	11,344	765,720
WGL Holdings, Inc.	12,415	1,024,610
		5,768,159
Health Care Equipment & Supplies — 3.1%
Abaxis, Inc.	8,297	402,404
Accuray, Inc. *	16,943	80,479
Alere, Inc. *	13,837	549,744
Analogic Corp.	5,580	423,522
Angiodynamics, Inc. *	9,660	167,601
Anika Therapeutics, Inc. *	7,559	328,363
Atrion Corp.	802	375,496
Bovie Medical Corp. *	4,900	13,083
Cantel Medical Corp.	10,310	825,831
Conmed Corp.	7,150	317,532
CryoLife, Inc. *	15,417	256,693
Cutera, Inc. *	2,299	47,589
Electromed, Inc. *	2,929	14,440
Exactech, Inc. *	3,109	78,347
Globus Medical, Inc., Class A *	18,325	542,786
Haemonetics Corp. *	12,126	491,952
Halyard Health, Inc. *	9,638	367,111
Hill-Rom Holdings, Inc.	7,631	538,749
ICU Medical, Inc. *	4,198	641,035
Inogen, Inc. *	3,628	281,388
Integer Holdings Corp. *	7,181	288,676
Integra LifeSciences Holdings Corp. *@	17,784	749,240
Invacare Corp.	8,104	96,438
Iridex Corp. *	671	7,965
Lantheus Holdings, Inc. *	2,111	26,388
LeMaitre Vascular, Inc.	7,298	179,750
LivaNova PLC *	5,780	283,278
Masimo Corp. *	13,405	1,250,150
Meridian Bioscience, Inc.	9,934	137,089
Merit Medical Systems, Inc. *	11,860	342,754
Misonix, Inc. *	2,200	25,740
Natus Medical, Inc. *	8,702	341,553
Neogen Corp. *	6,387	418,668
NuVasive, Inc. *	11,981	894,741
Nuvectra Corp. *	2,393	16,344
OraSure Technologies, Inc. *	18,774	242,748
Orthofix International NV *	3,915	149,357
Quidel Corp. *@	7,203	163,076
RTI Surgical, Inc. *	13,049	52,196
SeaSpine Holdings Corp. *	2,964	23,267
Span-America Medical Systems, Inc.	500	10,700
SurModics, Inc. *	5,316	127,850
Utah Medical Products, Inc.	831	51,771
Wright Medical Group NV *	4,599	143,121
		12,767,005
Health Care Providers & Services — 2.5%
Aceto Corp.	11,515	182,052
Addus HomeCare Corp. *	5,804	185,728
Adeptus Health, Inc., Class A *@	2,200	3,960
Air Methods Corp. *@	12,107	520,601
Alliance HealthCare Services, Inc. *	190	1,947
Almost Family, Inc. *	3,948	191,873
Amedisys, Inc. *	10,114	516,724
AMN Healthcare Services, Inc. *	12,615	512,169
BioScrip, Inc. *	9,341	15,880
BioTelemetry, Inc. *	13,314	385,440
Brookdale Senior Living, Inc. *	5,231	70,252
Capital Senior Living Corp. *	9,398	132,136
Chemed Corp.	5,381	983,055
Corvel Corp. *	5,100	221,850
Cross Country Healthcare, Inc. *	4,677	67,162
Digirad Corp.	2,100	11,130
Diplomat Pharmacy, Inc. *	6,252	99,719
Ensign Group, Inc. (The)	12,996	244,325
Five Star Senior Living, Inc. *	6,297	13,539
Genesis Healthcare, Inc. *	4,555	12,025
HealthEquity, Inc. *@	7,664	325,337
HealthSouth Corp.	2,195	93,968
Kindred Healthcare, Inc.	17,194	143,570
Landauer, Inc.	2,730	133,087
LHC Group, Inc. *	3,800	204,820
LifePoint Health, Inc. *	11,178	732,159
Magellan Health, Inc. *	7,580	523,399
Medcath Corp. *§~	3,122	—
Molina Healthcare, Inc. *@	10,103	460,697
National Healthcare Corp.	3,000	213,900
National Research Corp., Class A	4,425	87,172
National Research Corp., Class B	737	29,038
Nobilis Health Corp. *	1,318	2,241
Owens & Minor, Inc.	18,476	639,270
PharMerica Corp. *	7,236	169,322
Providence Service Corp. (The) *	4,498	199,891
Psychemedics Corp.	1,935	38,797
Quorum Health Corp. *	1,795	9,765
RadNet, Inc. *	14,650	86,435
Select Medical Holdings Corp. *	33,903	452,605
Tenet Healthcare Corp. *@	16,691	295,598
Tivity Health, Inc. *	9,735	283,288
Triple-S Management Corp., Class B *	5,369	94,333
U.S. Physical Therapy, Inc.	2,650	173,045
UnitedHealth Group, Inc.	1,892	310,243
Universal American Corp. *	17,673	176,200
		10,249,747
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc. *	46,706	592,232
Computer Programs & Systems, Inc. @	2,670	74,760
HealthStream, Inc. *	6,062	146,882
HMS Holdings Corp. *	20,254	411,764
Micron Solutions, Inc. *	200	804
Omnicell, Inc. *	8,824	358,696
Quality Systems, Inc. *	14,776	225,186
Simulations Plus, Inc.	2,102	24,699
		1,835,023
Hotels, Restaurants & Leisure — 3.9%
Belmond Ltd., Class A *	24,303	294,066
Biglari Holdings, Inc. *	1	432
BJ's Restaurants, Inc. *	7,300	294,920
Bloomin' Brands, Inc.	28,360	559,543
Bob Evans Farms, Inc.	8,100	525,447
Bravo Brio Restaurant Group, Inc. *	4,343	22,149
Brinker International, Inc. @	14,448	635,134
Buffalo Wild Wings, Inc. *	4,994	762,834
Carrols Restaurant Group, Inc. *	12,779	180,823
Cheesecake Factory, Inc. (The)	14,048	890,081
Choice Hotels International, Inc.	13,792	863,379
Churchill Downs, Inc.	1,540	244,629
Chuy's Holdings, Inc. *	4,008	119,438
ClubCorp Holdings, Inc.	13,876	222,710
Cracker Barrel Old Country Store, Inc. @	3,313	527,595
Dave & Buster's Entertainment, Inc. *	8,459	516,760
Del Frisco's Restaurant Group, Inc. *	5,669	102,325

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Del Taco Restaurants, Inc. *	2,400	$31,824
Denny's Corp. *	20,830	257,667
DineEquity, Inc.	5,483	298,385
Dover Motorsports, Inc.	4,000	8,800
El Pollo Loco Holdings, Inc. *	2,900	34,655
Famous Dave's of America, Inc. *@	2,145	8,258
Fiesta Restaurant Group, Inc. *	8,023	194,157
Gaming Partners International Corp.	1,300	13,000
ILG, Inc.	23,589	494,425
International Speedway Corp., Class A	5,405	199,715
Intrawest Resorts Holdings, Inc. *	5,008	125,250
Isle of Capri Casinos, Inc. *	5,718	150,726
Jack in the Box, Inc.	8,843	899,510
Jamba, Inc. *	4,407	39,883
Kona Grill, Inc. *@	3,389	21,351
La Quinta Holdings, Inc. *	25,321	342,340
Lindblad Expeditions Holdings, Inc. *	732	6,559
Luby's, Inc. *	7,260	22,579
Marcus Corp. (The)	4,500	144,450
Marriott Vacations Worldwide Corp.	8,070	806,435
Monarch Casino & Resort, Inc. *	1,490	44,015
Nathan's Famous, Inc. *	1,385	86,770
Noodles & Co. *@	810	4,658
Papa John's International, Inc.	12,036	963,361
Papa Murphy's Holdings, Inc. *@	672	3,205
Penn National Gaming, Inc. *	8,352	153,927
Pinnacle Entertainment, Inc. *@	14,463	282,318
Potbelly Corp. *	3,872	53,821
RCI Hospitality Holdings, Inc.	2,209	38,260
Red Lion Hotels Corp. *	4,500	31,725
Red Robin Gourmet Burgers, Inc. *	4,318	252,387
Ruby Tuesday, Inc. *	16,960	47,658
Ruth's Hospitality Group, Inc.	10,142	203,347
SeaWorld Entertainment, Inc.	20,070	366,679
Shake Shack, Inc., Class A *	2,567	85,738
Sonic Corp.	13,946	353,671
Speedway Motorsports, Inc.	10,200	192,168
Texas Roadhouse, Inc.	19,524	869,404
Town Sports International Holdings, Inc. *	8,000	28,400
Wendy's Co. (The)	69,630	947,664
Wingstop, Inc.	364	10,294
		15,881,704
Household Durables — 1.6%
AV Homes, Inc. *	2,349	38,641
Bassett Furniture Industries, Inc.	2,600	69,940
Beazer Homes USA, Inc. *	1,643	19,930
CalAtlantic Group, Inc.	5,120	191,744
Cavco Industries, Inc. *	2,107	245,255
Century Communities, Inc. *	614	15,596
CSS Industries, Inc.	2,100	54,432
Dixie Group, Inc. (The) *	1,200	4,320
Ethan Allen Interiors, Inc.	6,796	208,297
Flexsteel Industries, Inc.	1,266	63,806
Green Brick Partners, Inc. *	2,837	28,228
Helen of Troy Ltd. *	7,429	699,812
Hooker Furniture Corp.	2,500	77,625
Installed Building Products, Inc. *	6,010	317,027
iRobot Corp. *@	6,627	438,310
KB Home	22,962	456,484
La-Z-Boy, Inc.	12,996	350,892
Libbey, Inc.	10,888	158,747
Lifetime Brands, Inc.	3,200	64,320
M.D.C. Holdings, Inc.	12,413	373,011
M/I Homes, Inc. *	5,641	138,204
Meritage Homes Corp. *	10,314	379,555
NACCO Industries, Inc., Class A	1,000	69,800
Orleans Homebuilders, Inc. @§~*	4,953	—
Skyline Corp. *	2,906	27,374
Taylor Morrison Home Corp., Class A *	7,918	168,812
Tempur Sealy International, Inc. *@	244	11,336
TopBuild Corp. *	1,536	72,192
TRI Pointe Group, Inc. *	35,203	441,446
Tupperware Brands Corp.	11,712	734,577
Universal Electronics, Inc. *	3,832	262,492
William Lyon Homes, Class A *@	5,111	105,389
ZAGG, Inc. *	6,699	48,233
		6,335,827
Household Products — 0.5%
Central Garden & Pet Co. *	3,317	122,961
Central Garden & Pet Co., Class A *	7,899	274,253
Energizer Holdings, Inc.	11,460	638,895
HRG Group, Inc. *	28,839	557,170
Orchids Paper Products Co. @	2,619	62,856
WD-40 Co.	4,702	512,283
		2,168,418
Independent Power Producers & Energy Traders — 0.3%
Dynegy, Inc. *	12,990	102,101
NRG Yield, Inc., Class A	6,260	108,861
NRG Yield, Inc., Class C @	11,658	206,347
Ormat Technologies, Inc.	8,194	467,714
Pattern Energy Group, Inc. @	15,022	302,393
		1,187,416
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	9,755	283,383
Insurance — 4.0%
Allied World Assurance Co., Holdings Ltd.	10,329	548,470
Ambac Financial Group, Inc. *	10,842	204,480
American Equity Investment Life Holding Co.	20,884	493,489
American National Insurance Co.	1,349	159,223
AMERISAFE, Inc.	10,095	655,166
Argo Group International Holdings Ltd.	9,260	627,828
Aspen Insurance Holdings Ltd.	18,484	962,092
Atlas Financial Holdings, Inc. *	393	5,364
Baldwin & Lyons, Inc., Class B	1,818	44,450
Citizens, Inc. *	11,958	88,848
CNO Financial Group, Inc.	45,733	937,527
Crawford & Co., Class A	10,528	85,698
Crawford & Co., Class B	4,545	45,586
Donegal Group, Inc., Class A	5,984	105,438
eHealth, Inc. *	7,651	92,118
EMC Insurance Group, Inc.	5,700	159,942
Employers Holdings, Inc.	8,660	328,647
Enstar Group Ltd. *	2,357	450,894
FBL Financial Group, Inc., Class A	6,600	431,970
Federated National Holding Co.	3,383	58,966
Fidelity & Guaranty Life	263	7,311
First Acceptance Corp. *	15,539	20,978
First American Financial Corp.	3,923	154,095
Genworth Financial, Inc., Class A *	14,918	61,462
Global Indemnity Ltd. *	3,524	135,639
Greenlight Capital Re Ltd., Class A *	7,410	163,761
Hallmark Financial Services, Inc. *	5,700	62,985
Hanover Insurance Group, Inc. (The)	3,504	315,570
HCI Group, Inc.	4,424	201,646
Heritage Insurance Holdings, Inc.	3,869	49,407
Horace Mann Educators Corp.	12,678	520,432

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Independence Holding Co.	3,520	$65,472
Infinity Property & Casualty Corp.	3,270	312,285
Investors Title Co.	292	46,180
Kemper Corp.	15,116	603,128
Kingstone Cos, Inc.	443	7,066
Maiden Holdings Ltd.	18,753	262,542
MBIA, Inc. *	35,223	298,339
Mercury General Corp. @	12,090	737,369
National General Holdings Corp.	17,357	412,402
Navigators Group, Inc. (The)	7,200	390,960
OneBeacon Insurance Group Ltd., Class A	6,225	99,600
Primerica, Inc.	13,476	1,107,727
ProAssurance Corp.	11,624	700,346
RLI Corp.	13,400	804,268
Safety Insurance Group, Inc.	3,996	280,120
Selective Insurance Group, Inc.	13,673	644,682
State Auto Financial Corp.	9,900	271,755
State National Cos., Inc.	5,153	74,203
Stewart Information Services Corp.	5,055	223,330
Unico American Corp. *	1,700	16,235
United Fire Group, Inc.	6,100	260,897
United Insurance Holdings Corp.	4,721	75,300
Universal Insurance Holdings, Inc.	12,620	309,190
WMIH Corp. *@	2,492	3,613
		16,186,491
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A *	13,623	138,955
CafePress, Inc. *	2,322	7,012
FTD Cos., Inc. *	6,039	121,625
HSN, Inc.	13,151	487,902
Liberty TripAdvisor Holdings, Inc., Class A *	11,266	158,851
NutriSystem, Inc.	7,768	431,124
Overstock.com, Inc. *	4,154	71,449
PetMed Express, Inc.	6,065	122,149
Shutterfly, Inc. *	10,368	500,671
US Auto Parts Network, Inc. *	8,193	27,446
		2,067,184
Internet Software & Services — 1.2%
Actua Corp. *	12,110	170,145
Angie's List, Inc. *	4,421	25,200
Bankrate, Inc. *	13,455	129,841
Bazaarvoice, Inc. *	10,930	46,999
Blucora, Inc. *	10,400	179,920
Carbonite, Inc. *	7,780	157,934
Cimpress NV *	6,915	596,004
CommerceHub, Inc., Series A *	298	4,613
comScore, Inc. *	511	11,032
DHI Group, Inc. *	21,431	84,652
Envestnet, Inc. *@	3,738	120,737
GTT Communications, Inc. *	7,000	170,450
Internap Corp. *@	14,992	55,770
Inuvo, Inc. *	3,400	4,386
j2 Global, Inc. @	6,427	539,290
Leaf Group Ltd. *	803	6,023
Limelight Networks, Inc. *	30,774	79,397
Liquidity Services, Inc. *	4,750	38,000
MeetMe, Inc. *	24,045	141,625
NIC, Inc.	16,603	335,381
Numerex Corp., Class A *	2,359	11,252
QuinStreet, Inc. *	9,301	36,274
Qumu Corp. *	3,400	9,452
RealNetworks, Inc. *	11,295	54,668
Reis, Inc.	2,969	53,145
RetailMeNot, Inc. *	7,590	61,479
Shutterstock, Inc. *	8,258	341,468
Stamps.com, Inc. *	2,485	294,100
TechTarget, Inc. *	3,038	27,433
Travelzoo, Inc. *	2,482	23,951
Web.com Group, Inc. *	14,150	273,095
WebMD Health Corp. *	9,013	474,805
XO Group, Inc. *	10,260	176,575
Yelp, Inc. *	812	26,593
YuMe, Inc. *	2,573	10,524
		4,772,213
IT Services — 2.1%
Acxiom Corp. *	36,334	1,034,429
Blackhawk Network Holdings, Inc. *	13,958	566,695
CACI International, Inc., Class A *	6,111	716,820
Cardtronics PLC, Class A *	12,536	586,058
Cass Information Systems, Inc.	2,759	182,370
Ciber, Inc. *	17,360	6,944
Computer Task Group, Inc.	4,027	22,229
Convergys Corp.	23,323	493,281
CoreLogic, Inc. *	9,502	386,921
CSG Systems International, Inc.	9,625	363,921
Edgewater Technology, Inc. *	2,300	17,135
EPAM Systems, Inc. *	566	42,744
Euronet Worldwide, Inc. *	521	44,556
Everi Holdings, Inc. *	16,896	80,932
ExlService Holdings, Inc. *	9,262	438,648
Forrester Research, Inc.	8,761	348,250
Hackett Group, Inc. (The)	14,155	275,881
Innodata, Inc. *	5,684	12,505
Mantech International Corp., Class A	5,860	202,932
ModusLink Global Solutions, Inc. *	6,850	12,330
MoneyGram International, Inc. *	9,824	165,141
NCI, Inc., Class A *	134	2,017
Perficient, Inc. *	7,956	138,116
PFSweb, Inc. *	4,255	27,785
Planet Payment, Inc. *	10,115	40,258
PRGX Global, Inc. *	4,649	29,754
Science Applications International Corp.	11,148	829,411
SYKES Enterprises, Inc. *	11,744	345,274
TeleTech Holdings, Inc.	14,534	430,206
Travelport Worldwide Ltd.	21,337	251,137
Unisys Corp. *@	13,257	184,935
Virtusa Corp. *	8,976	271,255
		8,550,870
Leisure Equipment & Products — 0.4%
American Outdoor Brands Corp. *	11,555	228,905
Black Diamond, Inc. *	1,900	10,355
Callaway Golf Co.	21,022	232,714
Escalade, Inc.	1,950	25,155
Jakks Pacific, Inc. *	5,129	28,209
Johnson Outdoors, Inc., Class A	1,000	36,500
Malibu Boats, Inc., Class A *	3,460	77,677
Marine Products Corp.	4,652	50,567
Nautilus, Inc. *	11,702	213,561
Sturm Ruger & Co., Inc. @	5,480	293,454
Vista Outdoor, Inc. *	12,035	247,801
		1,444,898
Life Sciences Tools & Services — 0.6%
Albany Molecular Research, Inc. *@	8,825	123,815
Bruker Corp.	5,966	139,187
Cambrex Corp. *	7,454	410,343

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Charles River Laboratories International, Inc. *	4,592	$413,050
Enzo Biochem, Inc. *	15,453	129,342
Fluidigm Corp. *	1,136	6,464
Harvard Bioscience, Inc. *	10,123	26,320
INC Research Holdings, Inc., Class A *	8,565	392,705
Luminex Corp.	10,896	200,159
NeoGenomics, Inc. *	2,613	20,616
Parexel International Corp. *	6,090	384,340
		2,246,341
Machinery — 4.7%
Actuant Corp., Class A	15,609	411,297
Alamo Group, Inc.	2,739	208,684
Albany International Corp., Class A	12,137	558,909
Altra Industrial Motion Corp.	14,462	563,295
American Railcar Industries, Inc. @	5,900	242,490
Astec Industries, Inc.	7,199	442,703
Barnes Group, Inc.	18,315	940,292
Blue Bird Corp. *@	895	15,349
Briggs & Stratton Corp.	11,874	266,571
Chart Industries, Inc. *	6,711	234,482
CIRCOR International, Inc.	4,348	258,445
Colfax Corp. *	413	16,214
Columbus McKinnon Corp.	5,051	125,366
Commercial Vehicle Group, Inc. *	10,768	72,899
Crane Co.	2,614	195,606
DMC Global, Inc.	3,484	43,202
Douglas Dynamics, Inc.	5,987	183,502
Eastern Co. (The)	500	10,700
EnPro Industries, Inc.	6,545	465,742
ESCO Technologies, Inc.	5,761	334,714
Federal Signal Corp.	16,169	223,294
Franklin Electric Co., Inc.	13,269	571,230
FreightCar America, Inc.	3,100	38,843
Global Brass & Copper Holdings, Inc.	6,925	238,220
Gorman-Rupp Co. (The)	5,455	171,287
Graham Corp.	1,900	43,700
Greenbrier Cos., Inc. (The) @	6,690	288,339
Hardinge, Inc.	1,500	16,860
Harsco Corp. *	19,401	247,363
Hillenbrand, Inc.	18,458	661,719
Hurco Cos., Inc.	1,000	31,100
Hyster-Yale Materials Handling, Inc.	2,000	112,780
ITT, Inc.	4,948	202,967
John Bean Technologies Corp.	8,769	771,234
Joy Global, Inc.	6,114	172,720
Kadant, Inc.	3,400	201,790
Kennametal, Inc.	14,622	573,621
Key Technology, Inc. *	1,100	14,586
LB Foster Co., Class A	3,471	43,388
Lindsay Corp.	2,399	211,400
Lydall, Inc. *	3,767	201,911
Manitex International, Inc. *	1,300	8,710
Manitowoc Co., Inc. (The) *	32,658	186,151
Meritor, Inc. *	24,635	421,998
Miller Industries, Inc.	2,958	77,943
Mueller Industries, Inc.	17,150	587,044
Mueller Water Products, Inc., Class A	41,506	490,601
NN, Inc.	7,482	188,546
Omega Flex, Inc.	488	23,322
Perma-Pipe International Holdings, Inc. *	1,900	15,010
Proto Labs, Inc. *@	5,527	282,430
RBC Bearings, Inc. *	5,604	544,092
Rexnord Corp. *	24,475	564,883
SPX Corp. *	6,967	168,950
SPX FLOW, Inc. *	6,533	226,760
Standex International Corp.	3,825	383,074
Sun Hydraulics Corp.	6,200	223,882
Supreme Industries, Inc., Class A	6,980	141,415
Tennant Co.	4,939	358,818
Terex Corp.	11,454	359,656
Timken Co. (The)	17,684	799,317
Titan International, Inc.	14,568	150,633
Trimas Corp. *	12,810	265,807
Twin Disc, Inc. *	2,200	45,254
Wabash National Corp. @	20,517	424,497
Watts Water Technologies, Inc., Class A	7,800	486,330
Welbilt, Inc. *	32,658	641,077
Woodward, Inc.	2,807	190,651
Xerium Technologies, Inc. *	2,113	13,523
		18,899,188
Marine — 0.2%
Kirby Corp. *	4,949	349,152
Matson, Inc.	10,731	340,817
		689,969
Media — 1.6%
AH Belo Corp., Class A	3,878	23,850
AMC Entertainment Holdings, Inc., Class A	6,707	210,935
Ballantyne Strong, Inc. *	3,464	20,784
Beasley Broadcast Group, Inc., Class A	1,657	19,221
Clear Channel Outdoor Holdings, Inc., Class A	3,398	20,558
Cumulus Media, Inc., Class A *	5,136	1,648
Entercom Communications Corp., Class A @	4,435	63,421
Entravision Communications Corp., Class A	18,319	113,578
EW Scripps Co. (The), Class A *	22,625	530,330
Gannett Co., Inc.	19,363	162,262
Global Eagle Entertainment, Inc. *	2,123	6,772
Gray Television, Inc. *	15,960	231,420
Harte-Hanks, Inc.	17,183	24,056
John Wiley & Sons, Inc., Class A	10,578	569,096
McClatchy Co. (The), Class A *	73	706
Meredith Corp. @	9,652	623,519
MSG Networks, Inc., Class A *	12,409	289,750
National CineMedia, Inc.	15,891	200,703
New York Times Co. (The), Class A	38,149	549,346
Nexstar Media Group, Inc.	11,553	810,443
Radio One, Inc. *@	6,700	22,110
Reading International, Inc., Class A *	3,739	58,104
Regal Entertainment Group, Class A	21,594	487,593
Saga Communications, Inc., Class A	1,116	56,972
Salem Media Group, Inc., Class A	1,041	7,755
Scholastic Corp.	7,171	305,269
Sinclair Broadcast Group, Inc., Class A	17,023	689,432
Time, Inc.	21,924	424,229
tronc, Inc. *@	2,800	38,976
World Wrestling Entertainment, Inc., Class A	625	13,888
		6,576,726
Metals & Mining — 1.6%
AK Steel Holding Corp. *	20,706	148,876
Allegheny Technologies, Inc.	527	9,465
Ampco-Pittsburgh Corp.	2,200	30,910
Carpenter Technology Corp.	9,739	363,265
Century Aluminum Co. *	20,953	265,894
Cliffs Natural Resources, Inc. *	11,460	94,087

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Coeur Mining, Inc. *	18,978	$153,342
Commercial Metals Co.	31,042	593,833
Compass Minerals International, Inc. @	7,742	525,295
Ferroglobe PLC	24,025	248,178
Ferroglobe Representation & Warranty Insurance Trust §~*	24,025	—
Friedman Industries, Inc.	700	4,529
Gold Resource Corp.	16,351	73,906
Haynes International, Inc.	2,521	96,100
Hecla Mining Co.	87,123	460,881
Kaiser Aluminum Corp.	4,533	362,187
Materion Corp.	5,300	177,815
McEwen Mining, Inc. @	21,736	66,077
Olympic Steel, Inc.	1,900	35,264
Real Industry, Inc. *	1,320	3,762
Ryerson Holding Corp. *	9,188	115,769
Schnitzer Steel Industries, Inc., Class A	9,223	190,455
Stillwater Mining Co. *	32,208	556,232
SunCoke Energy, Inc. *	17,109	153,297
TimkenSteel Corp. *@	7,647	144,605
United States Steel Corp.	19,411	656,286
Universal Stainless & Alloy Products, Inc. *	1,400	23,800
Worthington Industries, Inc.	17,054	768,965
		6,323,075
Multi-Utilities — 0.6%
Avista Corp.	20,600	804,430
Black Hills Corp. @	12,049	800,897
NorthWestern Corp.	11,897	698,354
Unitil Corp.	4,584	206,417
		2,510,098
Multiline Retail — 0.3%
Big Lots, Inc.	13,875	675,435
Dillard's, Inc., Class A @	1,249	65,248
Fred's, Inc., Class A @	9,237	121,005
J.C. Penney Co., Inc. *@	37,504	231,024
Tuesday Morning Corp. *	9,803	36,761
		1,129,473
Oil, Gas & Consumable Fuels — 1.6%
Abraxas Petroleum Corp. *	14,400	29,088
Adams Resources & Energy, Inc.	900	33,615
Alon USA Energy, Inc.	16,621	202,610
Approach Resources, Inc. *@	1,249	3,135
Barnwell Industries, Inc. *	2,159	4,232
Bill Barrett Corp. *	11,138	50,678
Callon Petroleum Co. *	13,793	181,516
Clayton Williams Energy, Inc. *	2,100	277,368
Clean Energy Fuels Corp. *	15,954	40,683
Cloud Peak Energy, Inc. *	14,607	66,900
Contango Oil & Gas Co. *	4,510	33,013
CVR Energy, Inc. @	334	6,707
Delek US Holdings, Inc.	14,875	361,016
DHT Holdings, Inc. @	19,547	87,375
Dorian LPG Ltd. *@	1,202	12,657
Eclipse Resources Corp. *	4,008	10,180
EnLink Midstream LLC	15,329	297,383
EP Energy Corp., Class A *@	9,937	47,201
Evolution Petroleum Corp.	3,835	30,680
GasLog Ltd.	18,166	278,848
Gastar Exploration, Inc. *	472	727
Green Plains, Inc.	9,194	227,552
Gulfport Energy Corp. *	4,889	84,042
International Seaways, Inc. *	134	2,562
Jones Energy, Inc., Class A *@	1,168	2,978
Kosmos Energy Ltd. *@	30,371	202,271
Laredo Petroleum, Inc. *	7,352	107,339
Northern Oil & Gas, Inc. *@	8,420	21,892
Oasis Petroleum, Inc. *	33,182	473,175
Overseas Shipholding Group, Inc., Class A	404	1,559
Pacific Ethanol, Inc. *	2,086	14,289
Panhandle Oil & Gas, Inc., Class A	3,073	59,002
Par Pacific Holdings, Inc. *@	2,890	47,656
PBF Energy, Inc., Class A	20,151	446,748
PDC Energy, Inc. *	9,518	593,447
Penn Virginia Corp. *	249	11,267
PetroQuest Energy, Inc. *	471	1,291
Renewable Energy Group, Inc. *	11,376	118,879
Rex American Resources Corp. *	1,575	142,522
Ring Energy, Inc. *	5,341	57,790
RSP Permian, Inc. *	1,622	67,199
Scorpio Tankers, Inc.	42,198	187,359
SemGroup Corp., Class A	11,286	406,296
Ship Finance International Ltd. @	20,026	294,382
SM Energy Co.	9,500	228,190
SRC Energy, Inc. *@	35,804	302,186
Teekay Corp.	5,035	46,070
Teekay Tankers Ltd., Class A @	13,575	27,829
Uranium Resources, Inc. *@	4,488	8,437
Vaalco Energy, Inc. *	5,113	4,689
Western Refining, Inc.	3,742	131,232
World Fuel Services Corp.	2,684	97,295
		6,473,037
Paper & Forest Products — 1.0%
Boise Cascade Co. *	9,706	259,150
Clearwater Paper Corp. *	5,623	314,888
Deltic Timber Corp.	2,800	218,736
Domtar Corp.	13,884	507,044
KapStone Paper & Packaging Corp.	25,673	593,046
Louisiana-Pacific Corp. *	38,019	943,632
Mercer International, Inc.	13,909	162,735
Neenah Paper, Inc.	3,300	246,510
P. H. Glatfelter Co.	11,389	247,597
Resolute Forest Products, Inc. *	8,572	46,717
Schweitzer-Mauduit International, Inc.	8,407	348,218
		3,888,273
Personal Products — 0.6%
Avon Products, Inc. *	100,786	443,459
CCA Industries, Inc. *	556	1,751
Inter Parfums, Inc.	10,446	381,801
Medifast, Inc.	5,232	232,144
Natural Alternatives International, Inc. *	1,000	8,800
Natural Health Trends Corp. @	1,100	31,790
Natures Sunshine Products, Inc.	1,700	17,000
Nu Skin Enterprises, Inc., Class A	8,645	480,143
Nutraceutical International Corp.	2,300	71,645
Revlon, Inc., Class A *	11,462	319,217
United-Guardian, Inc.	600	8,820
USANA Health Sciences, Inc. *@	6,574	378,662
		2,375,232
Pharmaceuticals — 0.9%
Akorn, Inc. *@	5,685	136,895
Amphastar Pharmaceuticals, Inc. *	6,749	97,861
ANI Pharmaceuticals, Inc. *@	885	43,816
Aralez Pharmaceuticals, Inc. *@	707	1,513
Catalent, Inc. *	11,610	328,795
Cumberland Pharmaceuticals, Inc. *	5,912	41,029
Depomed, Inc. *@	11,562	145,103

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Heska Corp. *	253	$26,560
Horizon Pharma PLC *	7,317	108,145
Impax Laboratories, Inc. *	18,471	233,658
Innoviva, Inc. *	1,313	18,159
Juniper Pharmaceuticals, Inc. *	1,500	7,125
Lannett Co., Inc. *@	9,415	210,425
Lipocine, Inc. *@	4,394	17,137
Medicines Co. (The) *@	14,385	703,427
Phibro Animal Health Corp., Class A	3,593	100,963
Prestige Brands Holdings, Inc. *	15,321	851,235
Sciclone Pharmaceuticals, Inc. *	17,503	171,529
Sucampo Pharmaceuticals, Inc., Class A *@	13,942	153,362
Supernus Pharmaceuticals, Inc. *	12,411	388,464
Tetraphase Pharmaceuticals, Inc. *	3,662	33,654
Titan Pharmaceuticals, Inc. *@	2,529	8,346
Zogenix, Inc. *@	2,563	27,809
		3,855,010
Professional Services — 1.7%
Acacia Research Corp. *	7,978	45,874
Advisory Board Co. (The) *	8,497	397,660
Barrett Business Services, Inc.	2,602	142,121
CBIZ, Inc. *	15,700	212,735
CDI Corp. *	4,800	41,040
CEB, Inc.	9,267	728,386
CRA International, Inc.	2,200	77,726
Exponent, Inc.	6,651	396,067
Franklin Covey Co. *	5,596	113,039
FTI Consulting, Inc. *	10,148	417,793
GP Strategies Corp. *	5,007	126,677
Heidrick & Struggles International, Inc.	4,281	112,804
Hill International, Inc. *	9,200	38,180
Hudson Global, Inc.	2,471	3,113
Huron Consulting Group, Inc. *	5,494	231,297
ICF International, Inc. *	4,955	204,642
Insperity, Inc.	5,700	505,305
Kelly Services, Inc., Class A	7,420	162,201
Kforce, Inc.	11,164	265,145
Korn/Ferry International	13,550	426,690
Mastech Digital, Inc. *	1,061	7,756
Mistras Group, Inc. *	6,408	137,003
Navigant Consulting, Inc. *	11,322	258,821
On Assignment, Inc. *	15,403	747,508
Pendrell Corp. *	2,266	14,729
RCM Technologies, Inc. *	2,995	14,256
Resources Connection, Inc.	11,493	192,508
RPX Corp. *	14,391	172,692
TriNet Group, Inc. *	13,099	378,561
TrueBlue, Inc. *	10,021	274,074
Volt Information Sciences, Inc. *	2,024	13,966
Willdan Group, Inc. *	3,462	111,684
		6,972,053
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.	15,692	698,608
Altisource Asset Management Corp. *@	596	44,849
Altisource Portfolio Solutions SA *@	5,434	199,971
Consolidated-Tomoka Land Co.	1,045	55,949
Forestar Group, Inc. *	10,487	143,148
Griffin Industrial Realty, Inc.	420	12,999
HFF, Inc., Class A	9,968	275,815
Kennedy-Wilson Holdings, Inc.	22,178	492,352
Marcus & Millichap, Inc. *	7,383	181,474
RE/MAX Holdings, Inc., Class A	3,519	209,205
RMR Group, Inc. (The), Class A	1,159	57,370
St. Joe Co. (The) *	2,649	45,165
Stratus Properties, Inc.	313	8,576
Tejon Ranch Co. *	6,256	136,944
		2,562,425
Road & Rail — 1.1%
AMERCO	1,235	470,770
ArcBest Corp.	6,195	161,070
Avis Budget Group, Inc. *	4,802	142,043
Celadon Group, Inc. @	5,488	35,946
Covenant Transportation Group, Inc., Class A *	3,731	70,143
Heartland Express, Inc.	22,347	448,057
Knight Transportation, Inc.	20,988	657,974
Landstar System, Inc.	8,668	742,414
Marten Transport Ltd.	8,967	210,276
P.A.M. Transportation Services, Inc. *	1,523	24,810
Roadrunner Transportation Systems, Inc. *	8,254	56,705
Saia, Inc. *	7,375	326,712
Swift Transportation Co. *@	18,903	388,268
Universal Truckload Services, Inc.	3,300	47,355
USA Truck, Inc. *	1,900	13,965
Werner Enterprises, Inc.	21,804	571,265
YRC Worldwide, Inc. *	16,171	178,043
		4,545,816
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries, Inc. *	18,477	1,266,783
Alpha & Omega Semiconductor Ltd. *	6,435	110,618
Ambarella, Inc. *	1,829	100,065
Amkor Technology, Inc. *	68,493	793,834
Amtech Systems, Inc. *	2,200	12,100
Axcelis Technologies, Inc. *	13,370	251,356
AXT, Inc. *	12,200	70,760
Brooks Automation, Inc.	16,972	380,173
Cabot Microelectronics Corp.	5,995	459,277
Ceva, Inc. *	4,958	176,009
Cirrus Logic, Inc. *	15,545	943,426
Cohu, Inc.	4,866	89,826
Cree, Inc. *	11,395	304,588
Cyberoptics Corp. *	1,700	44,115
Diodes, Inc. *	11,325	272,366
DSP Group, Inc. *	2,800	33,600
Entegris, Inc. *	35,542	831,683
Exar Corp. *	16,656	216,695
FormFactor, Inc. *	16,807	199,163
GigPeak, Inc. *	2,684	8,267
GSI Technology, Inc. *	4,125	35,887
Integrated Device Technology, Inc. *	37,338	883,790
IXYS Corp.	8,202	119,339
Kopin Corp. *	28,174	115,513
Kulicke & Soffa Industries, Inc. *	18,438	374,660
Lattice Semiconductor Corp. *	28,018	193,885
MACOM Technology Solutions Holdings, Inc. *@	2,810	135,723
Magnachip Semiconductor Corp. *	5,846	55,829
MaxLinear, Inc., Class A *	9,792	274,666
MKS Instruments, Inc.	13,879	954,181
Monolithic Power Systems, Inc.	2,133	196,449
Nanometrics, Inc. *	8,652	263,540
NeoPhotonics Corp. *@	17,049	153,611
NVE Corp.	451	37,338
PDF Solutions, Inc. *	10,588	239,501
Photronics, Inc. *	16,333	174,763
Power Integrations, Inc.	8,043	528,827
Rambus, Inc. *	28,336	372,335
Rudolph Technologies, Inc. *	9,379	210,090

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Semtech Corp. *	18,554	$627,125
Sigma Designs, Inc. *	15,433	96,456
Silicon Laboratories, Inc. *	10,644	782,866
SolarEdge Technologies, Inc. *	1,621	25,288
SunPower Corp. *@	19,307	117,773
Synaptics, Inc. *@	10,527	521,192
Ultra Clean Holdings, Inc. *	8,834	149,030
Ultratech, Inc. *	11,337	335,802
Veeco Instruments, Inc. *	9,575	285,814
Xcerra Corp. *	12,391	110,156
Xperi Corp.	14,056	477,201
		15,413,334
Software — 2.3%
ACI Worldwide, Inc. *	40,665	869,824
American Software, Inc., Class A	9,433	96,971
Aspen Technology, Inc. *	7,809	460,106
Asure Software, Inc. *	1,094	11,246
Aware, Inc. *	4,900	23,030
Barracuda Networks, Inc. *	10,134	234,197
Blackbaud, Inc.	10,311	790,544
Bottomline Technologies de, Inc. *	7,935	187,663
Bsquare Corp. *	2,300	12,420
Covisint Corp. *	7,419	15,209
Datawatch Corp. *	2,445	20,538
Ebix, Inc. @	2,155	131,994
Ellie Mae, Inc. *@	2,220	222,599
EnerNOC, Inc. *	6,500	39,000
Fair Isaac Corp.	6,592	850,038
Globant SA *	760	27,664
Glu Mobile, Inc. *@	14,543	33,013
GSE Systems, Inc. *@	2,896	9,846
MicroStrategy, Inc., Class A *	1,426	267,803
Monotype Imaging Holdings, Inc.	10,597	213,000
Paycom Software, Inc. *@	14,902	857,014
Pegasystems, Inc.	18,834	825,871
Progress Software Corp.	13,610	395,371
QAD, Inc., Class A	4,909	136,716
QAD, Inc., Class B	1,219	29,232
Qualys, Inc. *	6,337	240,172
Rosetta Stone, Inc. *	772	7,527
Rubicon Project, Inc. (The) *	6,490	38,226
Seachange International, Inc. *	7,100	17,608
Silver Spring Networks, Inc. *	8,114	91,607
Synchronoss Technologies, Inc. *	11,475	279,990
Tangoe, Inc. *	3,351	17,760
TeleNav, Inc. *	8,331	72,063
TiVo Corp.	30,394	569,888
VASCO Data Security International, Inc. *	7,796	105,246
Verint Systems, Inc. *	12,694	550,602
Zedge, Inc., Class B *	2,411	7,402
Zix Corp. *	16,383	78,802
Zynga, Inc., Class A *	155,342	442,725
		9,280,527
Specialty Retail — 3.2%
Aaron's, Inc.	18,376	546,502
Abercrombie & Fitch Co., Class A @	14,745	175,908
America's Car-Mart, Inc. *	3,093	112,740
American Eagle Outfitters, Inc.	45,248	634,829
Asbury Automotive Group, Inc. *	11,148	669,995
Ascena Retail Group, Inc. *@	43,780	186,503
Barnes & Noble Education, Inc. *	10,227	98,077
Barnes & Noble, Inc.	15,776	145,928
bebe stores, Inc. *@	1,921	7,454
Big 5 Sporting Goods Corp.	6,183	93,363
Boot Barn Holdings, Inc. *	1,195	11,819
Buckle, Inc. (The) @	12,544	233,318
Build-A-Bear Workshop, Inc. *	3,739	33,090
Cabela's, Inc. *	2,975	158,002
Caleres, Inc.	11,677	308,506
Cato Corp. (The), Class A	6,792	149,152
Chico's FAS, Inc.	32,315	458,873
Children's Place, Inc. (The) @	4,800	576,240
Christopher & Banks Corp. *	7,704	11,402
Citi Trends, Inc.	3,643	61,931
Conn's, Inc. *@	8,299	72,616
CST Brands, Inc.	6,703	322,347
Destination Maternity Corp. *	2,800	11,928
Destination XL Group, Inc. *	9,525	27,146
DSW, Inc., Class A	17,801	368,125
Express, Inc. *	18,936	172,507
Finish Line Inc. (The), Class A	14,724	209,523
Five Below, Inc. *	13,253	573,987
Francesca's Holdings Corp. *	11,436	175,543
GameStop Corp., Class A @	7,712	173,906
Genesco, Inc. *	6,525	361,811
Group 1 Automotive, Inc.	6,400	474,112
Guess?, Inc. @	19,715	219,822
Haverty Furniture Cos., Inc.	4,500	109,575
Hibbett Sports, Inc. *	6,748	199,066
Kirkland's, Inc. *	5,977	74,115
Lithia Motors, Inc., Class A	7,255	621,391
Lumber Liquidators Holdings, Inc. *@	6,687	140,360
MarineMax, Inc. *	6,241	135,118
Monro Muffler Brake, Inc.	9,650	502,765
Murphy USA, Inc. *	11,169	820,028
New York & Co., Inc. *	17,542	34,207
Office Depot, Inc.	129,524	604,229
Penske Auto Group, Inc.	3,485	163,133
Perfumania Holdings, Inc. *	1,156	1,503
Pier 1 Imports, Inc.	26,935	192,855
Rent-A-Center, Inc. @	12,778	113,341
Select Comfort Corp. *@	13,560	336,152
Shoe Carnival, Inc.	3,860	94,840
Sonic Automotive, Inc., Class A @	9,895	198,395
Sportsman's Warehouse Holdings, Inc. *@	7,232	34,569
Stage Stores, Inc. @	7,304	18,917
Stein Mart, Inc. @	12,554	37,788
Tailored Brands, Inc. @	825	12,326
Tandy Leather Factory, Inc. *	3,611	29,610
Tile Shop Holdings, Inc.	4,471	86,067
Tilly's, Inc., Class A	3,349	30,208
Trans World Entertainment Corp. *	5,400	9,180
Urban Outfitters, Inc. *@	1,362	32,361
Vitamin Shoppe, Inc. *	7,763	156,424
West Marine, Inc. *	5,255	50,133
Winmark Corp.	1,162	131,306
Zumiez, Inc. *	10,304	188,563
		12,995,530
Textiles, Apparel & Luxury Goods — 1.0%
Cherokee, Inc. *	1,700	14,620
Columbia Sportswear Co.	1,363	80,076
Crocs, Inc. *	21,632	152,938
Culp, Inc.	4,958	154,690
Deckers Outdoor Corp. *	7,708	460,399
Delta Apparel, Inc. *	1,153	20,327
Fossil Group, Inc. *@	2,477	43,224
G-III Apparel Group Ltd. *@	12,918	282,775
Iconix Brand Group, Inc. *	13,700	103,024

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Kate Spade & Co. *	21,772	$505,764
Lakeland Industries, Inc. *	440	4,730
Movado Group, Inc.	4,486	111,926
Oxford Industries, Inc.	4,436	254,005
Perry Ellis International, Inc. *	3,333	71,593
Rocky Brands, Inc.	1,000	11,550
Sequential Brands Group, Inc. *	1,723	6,702
Steven Madden Ltd. *	18,385	708,742
Superior Uniform Group, Inc.	2,200	40,920
Unifi, Inc. *	4,533	128,692
Vera Bradley, Inc. *	7,472	69,564
Vince Holding Corp. *@	3,729	5,780
Wolverine World Wide, Inc.	26,290	656,461
		3,888,502
Thrifts & Mortgage Finance — 2.3%
Astoria Financial Corp.	28,292	580,269
Atlantic Coast Financial Corp. *	1,765	13,449
Bank Mutual Corp.	10,012	94,113
BankFinancial Corp.	4,900	71,148
Bear State Financial, Inc.	1,232	11,581
Beneficial Bancorp, Inc.	19,038	304,608
BofI Holding, Inc. *	16,994	444,053
Capitol Federal Financial, Inc.	38,288	560,153
Charter Financial Corp.	307	6,039
Citizens Community Bancorp, Inc.	400	5,528
Clifton Bancorp, Inc.	5,667	91,749
Dime Community Bancshares, Inc.	9,230	187,369
ESSA Bancorp, Inc.	1,900	27,702
EverBank Financial Corp.	14,866	289,590
Federal Agricultural Mortgage Corp., Class C	1,400	80,598
First Defiance Financial Corp.	1,100	54,461
Flagstar Bancorp, Inc. *	13,420	378,310
Hingham Institution for Savings @	213	37,669
Home Bancorp, Inc.	994	33,547
HomeStreet, Inc. *	5,231	146,206
HopFed Bancorp, Inc.	415	5,935
Impac Mortgage Holdings, Inc. *	301	3,750
Kearny Financial Corp.	23,771	357,754
LendingTree, Inc. *	2,115	265,115
Meridian Bancorp, Inc.	11,660	213,378
Meta Financial Group, Inc.	2,736	242,136
MGIC Investment Corp. *	34,805	352,575
Nationstar Mortgage Holdings, Inc. *	4,024	63,418
NMI Holdings, Inc., Class A *	5,021	57,239
Northfield Bancorp, Inc.	14,040	253,001
Northwest Bancshares, Inc.	25,789	434,287
OceanFirst Financial Corp.	5,554	156,484
Ocwen Financial Corp. *	12,342	67,511
Oritani Financial Corp.	13,840	235,280
PennyMac Financial Services, Inc., Class A *	1,561	26,615
PHH Corp. *	13,064	166,305
Provident Financial Holdings, Inc.	1,124	20,963
Provident Financial Services, Inc.	15,994	413,445
Radian Group, Inc.	18,236	327,519
SI Financial Group, Inc.	2,065	29,013
Southern Missouri Bancorp, Inc.	300	10,656
Territorial Bancorp, Inc.	2,302	71,753
Timberland Bancorp, Inc.	2,600	58,240
Trustco Bank Corp. NY	24,992	196,187
United Community Financial Corp.	13,392	111,689
United Financial Bancorp, Inc.	13,701	233,054
Walker & Dunlop, Inc. *	7,823	326,141
Washington Federal, Inc.	25,804	854,112
Waterstone Financial, Inc.	8,664	158,118
Western New England Bancorp, Inc.	5,778	60,669
WSFS Financial Corp.	6,327	290,726
		9,481,210
Tobacco — 0.3%
Alliance One International, Inc. *	1,792	23,027
Universal Corp.	5,600	396,200
Vector Group Ltd.	34,744	722,675
		1,141,902
Trading Companies & Distributors — 1.7%
Air Lease Corp.	12,436	481,895
Aircastle Ltd.	15,000	361,950
Applied Industrial Technologies, Inc.	15,677	969,622
Beacon Roofing Supply, Inc. *	14,802	727,666
BMC Stock Holdings, Inc. *	11,906	269,076
CAI International, Inc. *	4,585	72,168
DXP Enterprises, Inc. *	7,010	265,469
GATX Corp. @	11,502	701,162
H&E Equipment Services, Inc.	12,565	308,094
Herc Holdings, Inc. *	5,162	252,370
Houston Wire & Cable Co.	5,746	38,785
Huttig Building Products, Inc. *	1,858	15,124
Kaman Corp., Class A	7,224	347,691
Lawson Products, Inc. *	1,575	35,359
MRC Global, Inc. *	23,031	422,158
Neff Corp., Class A *	1,000	19,450
NOW, Inc. *	21,709	368,185
Rush Enterprises, Inc., Class A *	8,185	270,760
Textainer Group Holdings Ltd.	13,035	199,435
Titan Machinery, Inc. *	3,710	56,911
Triton International Ltd.	9,264	238,919
Univar, Inc. *	1,103	33,818
WESCO International, Inc. *	6,914	480,869
Willis Lease Finance Corp. *	900	20,115
		6,957,051
Transportation Infrastructure — 0.0%
Sino-Global Shipping America Ltd. *@	3,964	10,901
Water Utilities — 0.5%
American States Water Co.	18,435	816,670
Artesian Resources Corp., Class A	2,052	66,813
California Water Service Group	11,688	419,015
Connecticut Water Service, Inc.	3,754	199,525
Consolidated Water Co., Ltd.	2,822	32,876
Middlesex Water Co.	5,644	208,546
Pure Cycle Corp. *	1,000	5,550
SJW Corp.	4,400	212,168
York Water Co.	3,670	128,634
		2,089,797
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc. *	15,932	206,957
Shenandoah Telecommunications Co.	17,605	493,820
Spok Holdings, Inc.	4,608	87,552
Telephone & Data Systems, Inc.	18,553	491,840
United States Cellular Corp. *	933	34,829
		1,314,998
TOTAL COMMON STOCKS
(Identified Cost $270,644,537)		402,530,884

RIGHTS AND WARRANTS — 0.0%
Media — 0.0%
Media General, Inc. CVR §~*¶	3,965	7,534

See notes to schedules of investments

	SHARES	VALUE†
RIGHTS AND WARRANTS (Continued)
Pharmaceuticals — 0.0%
FRD Acquisition Co. CVR ¶*§~	656	$—
Software — 0.0%
Gerber Scientific CVR @¶*§	5,000	—
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		7,534

	FACE
	AMOUNT
BONDS AND NOTES — 0.0%
Machinery — 0.0%
Mueller Industries, Inc., 6.000%, 3/01/27	$85,000	84,787
TOTAL BONDS AND NOTES
(Identified Cost $85,248)		84,787

	SHARES
SHORT-TERM INVESTMENTS — 4.7%
Investment Company — 0.8%
State Street Institutional U.S. Government Money Market Fund, 0.370%	3,182,000	3,182,000
Collateral For Securities On Loan — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio	15,924,633	15,924,633
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $19,106,633)		19,106,633
Total Investments — 104.2%
(Identified Cost $289,836,418)#		421,729,838
Liabilities, Less Cash and Other Assets — (4.2%)		(16,901,432)
Net Assets — 100.0%		$404,828,406

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2017, the market value of the securities on loan was $27,104,823.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security
¶	Contingent value rights based on future performance.
#	At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $289,836,418. Net unrealized appreciation aggregated $131,893,420 of which $158,478,854 related to appreciated investment securities and $26,585,434 related to depreciated investment securities.

Key to abbreviations:
CVR — Contingent Value Rights

See notes to schedules of investments

SA U.S. Small Company Fund

March 31, 2017
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Financials	21.5%
Industrials	19.9%
Information Technology	15.8%
Consumer Discretionary	15.8%
Health Care	8.4%
Materials	5.8%
Consumer Staples	4.3%
Utilities	4.1%
Energy	3.4%
Telecommunication Services	1.0%
100.0%

+        Excludes Short-Term Investments

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.0%
Australia — 6.4%
Aurizon Holdings Ltd.	280,816	$1,126,353
Australia & New Zealand Banking Group Ltd.	418,228	10,167,320
Bank of Queensland Ltd.	58,107	539,828
Bendigo & Adelaide Bank Ltd.	79,681	739,038
BHP Billiton Ltd.	402,051	7,384,291
BHP Billiton Ltd., ADR @	86,553	3,143,605
BlueScope Steel Ltd.	136,906	1,282,349
Boral Ltd.	193,802	864,698
Crown Resorts Ltd.	12,415	112,018
Fortescue Metals Group Ltd.	463,439	2,205,839
Incitec Pivot Ltd.	253,567	728,406
National Australia Bank Ltd.	5,801	147,762
Newcrest Mining Ltd.	123,758	2,105,652
Origin Energy Ltd.	261,406	1,407,984
QBE Insurance Group Ltd.	190,746	1,878,458
Rio Tinto Ltd.	10,725	495,403
Santos Ltd.	294,384	854,655
South32 Ltd.	488,791	1,030,684
South32 Ltd., ADR @	27,785	291,187
Star Entertainment Group Ltd. (The)	186,687	780,180
Suncorp Group Ltd.	194,857	1,966,582
Treasury Wine Estates Ltd.	64,592	603,529
Woodside Petroleum Ltd.	211,619	5,186,594
		45,042,415
Austria — 0.1%
Erste Group Bank AG	9,138	297,570
OMV AG	6,013	236,605
		534,175
Belgium — 1.0%
Ageas	34,647	1,354,266
KBC Groep NV	32,412	2,150,351
Solvay SA	21,530	2,631,007
UCB SA	8,916	691,588
		6,827,212
Canada — 8.2%
AltaGas Ltd. @	36,283	840,333
Bank of Montreal	109,118	8,160,935
Blackberry Ltd. *	41,542	321,950
Blackberry Ltd. @*¥	1,615	12,509
Cameco Corp. @¥	27,448	303,820
Cameco Corp. @	49,846	551,795
Canadian Natural Resources Ltd. ¥	6,431	210,554
Canadian Natural Resources Ltd.	90,109	2,954,674
Cenovus Energy, Inc.	85,947	971,201
Crescent Point Energy Corp. ¥	46,074	497,863
Crescent Point Energy Corp. @	109,595	1,185,818
Element Fleet Management Corp. @	2,800	25,919
Empire Co., Ltd., Class A	57,934	885,227
Enbridge Income Fund Holdings, Inc. @	4,700	117,160
Encana Corp.	77,233	904,398
Fairfax Financial Holdings Ltd.	3,960	1,802,152
Finning International, Inc.	80	1,494
First Quantum Minerals Ltd.	116,246	1,235,144
Goldcorp, Inc. @	118,744	1,732,475
Goldcorp, Inc. ¥	8,798	128,346
Husky Energy, Inc. *	105,983	1,196,229
Imperial Oil Ltd.	10,428	318,054
Industrial Alliance Insurance & Financial Services, Inc.	31,827	1,379,246
Kinross Gold Corp. *	345,631	1,218,942
Lundin Mining Corp. @	167,662	944,308
Magna International, Inc.	33,768	1,457,427
Manulife Financial Corp.	187,524	3,326,676
Manulife Financial Corp. ¥	126,128	2,237,365
Maple Leaf Foods, Inc.	7,763	188,434
Potash Corp. of Saskatchewan, Inc. @	102,742	1,754,833
Silver Wheaton Corp. @	21,030	438,265
Sun Life Financial, Inc. ¥	30,213	1,103,240
Sun Life Financial, Inc.	54,001	1,973,737
Suncor Energy, Inc. ¥	266,726	8,189,211
Suncor Energy, Inc.	65,644	2,018,553
Teck Resources Ltd., Class A	500	11,336
Teck Resources Ltd., Class B ¥	75,600	1,653,155
Teck Resources Ltd., Class B	88,928	1,947,523
Tourmaline Oil Corp. *	72,400	1,614,212
Turquoise Hill Resources Ltd. *	106,042	323,744
Whitecap Resources, Inc. @	55,800	434,282
WSP Global, Inc. @	19,682	695,164
Yamana Gold, Inc. @	165,308	456,202
		57,723,905
Denmark — 1.7%
AP Moeller - Maersk A/S, Class A	508	819,519
AP Moeller - Maersk A/S, Class B	925	1,534,681
Carlsberg A/S, Class B	13,642	1,259,815
Danske Bank A/S	70,374	2,396,728
DSV A/S	34,914	1,807,381
H Lundbeck A/S	3,061	141,954
ISS A/S	29,861	1,129,165
Novozymes A/S, B Shares	6,176	244,787
Tryg A/S	2,321	42,103
Vestas Wind Systems A/S	31,041	2,523,840
		11,899,973
Finland — 0.8%
Fortum Oyj @	65,564	1,037,265
Nokia Oyj	192,288	1,031,818
Stora Enso Oyj, R Shares	140,861	1,664,997
UPM-Kymmene Oyj @	91,294	2,144,581
		5,878,661
France — 9.8%
AXA SA	189,867	4,912,852
BNP Paribas SA	111,531	7,427,999
Bollore SA	72,853	282,433
Bouygues SA	54,784	2,229,914
Casino Guichard Perrachon SA	14,968	837,195
Cie de Saint-Gobain	76,926	3,950,181
Cie Generale des Etablissements Michelin	12,697	1,542,116
CNP Assurances	41,115	836,877
Credit Agricole SA	58,593	793,839
Electricite de France SA @	62,770	528,472
Engie SA	296,273	4,197,330
Natixis SA	153,346	944,893
Orange SA	358,763	5,574,438
Peugeot SA *	127,344	2,564,179
Renault SA	50,745	4,408,193
SCOR SE	16,613	627,917
Societe Generale SA	134,518	6,823,605
STMicroelectronics NV	153,028	2,339,376
Total SA	332,159	16,801,370
Vivendi SA	64,331	1,250,751
		68,873,930
Germany — 7.9%
Allianz SE	75,950	14,069,721
Bayerische Motoren Werke AG	63,112	5,757,206
Commerzbank AG *	126,955	1,148,223
Daimler AG	169,178	12,489,151
Deutsche Bank AG @*	124,546	2,137,209
See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany (Continued)
Deutsche Lufthansa AG	59,537	$965,414
E.On AG	244,159	1,940,753
Evonik Industries AG	14,037	457,701
Fraport AG Frankfurt Airport Services Worldwide	5,611	397,039
Fresenius Medical Care AG & Co. KGaA	23,713	1,999,730
Hannover Rueck SE	4,156	479,496
HeidelbergCement AG	25,503	2,387,651
LANXESS AG	7,784	522,237
Linde AG	12,049	2,006,489
Metro AG	49,876	1,595,167
Muenchener Rueckversicherungs AG	11,046	2,161,162
RWE AG *	140,259	2,324,475
Talanx AG *	13,218	466,107
Telefonica Deutschland Holding AG	72,027	357,298
Uniper SE *	57,491	967,809
Volkswagen AG	5,747	856,180
		55,486,218
Hong Kong — 2.7%
Cathay Pacific Airways Ltd. @	343,000	497,850
CK Hutchison Holdings Ltd.	389,624	4,792,904
Guoco Group Ltd.	5,000	57,904
Hang Lung Group Ltd.	185,000	789,133
Hang Lung Properties Ltd.	312,000	810,963
Henderson Land Development Co., Ltd.	49,944	309,439
Hopewell Holdings Ltd.	63,500	239,407
Kerry Properties Ltd.	95,000	329,441
MTR Corp. Ltd.	68,539	384,961
New World Development Co., Ltd.	1,748,907	2,151,393
NWS Holdings Ltd.	179,137	326,856
Shangri-La Asia Ltd.	273,143	397,861
Sino Land Co., Ltd.	109,243	191,455
Sun Hung Kai Properties Ltd.	173,677	2,552,135
Swire Pacific Ltd., Series A	136,500	1,362,980
Swire Pacific Ltd., Series B	147,500	255,845
Tsim Sha Tsui Properties	60,907	177,513
Wharf Holdings Ltd. (The)	179,000	1,536,293
Wheelock & Co., Ltd.	251,000	1,984,681
Yue Yuen Industrial Holdings Ltd.	11,000	43,241
		19,192,255
Ireland — 0.3%
Bank of Ireland *	3,111,363	780,012
CRH PLC, ADR @	42,861	1,507,422
Paddy Power Betfair PLC	315	33,772
		2,321,206
Israel — 0.5%
Bank Hapoalim B.M.	243,823	1,486,159
Bank Leumi Le-Israel *	215,232	950,645
Israel Discount Bank Ltd., Series A *	—	1
Mizrahi Tefahot Bank Ltd.	25,043	424,746
Teva Pharmaceutical Industries Ltd., ADR	15,615	501,086
		3,362,637
Italy — 1.2%
Assicurazioni Generali SpA	18,079	287,371
Intesa Sanpaolo SpA	307,134	834,198
Mediobanca SpA	71,656	645,940
Telecom Italia SpA *	2,159,532	1,942,094
UniCredit SpA *	290,956	4,485,162
		8,194,765
Japan — 21.9%
Aeon Co., Ltd.	90,700	1,323,879
Aisin Seiki Co., Ltd.	25,100	1,233,244
Alfresa Holdings Corp.	29,700	514,608
Amada Holdings Co., Ltd.	20,200	230,613
Aoyama Trading Co., Ltd.	4,500	154,406
Asahi Glass Co., Ltd.	208,000	1,685,224
Asahi Kasei Corp.	120,000	1,164,107
Bank of Kyoto Ltd. (The)	40,000	291,386
Brother Industries Ltd.	14,700	306,993
Canon Marketing Japan, Inc.	8,000	159,095
Chiba Bank Ltd. (The) @	79,000	507,365
Chugoku Bank Ltd. (The) @	19,700	286,661
Citizen Watch Co., Ltd.	64,400	413,021
Coca-Cola East Japan Co., Ltd. *§~	4,500	108,832
Coca-Cola West Co., Ltd. @	15,200	490,146
COMSYS Holdings Corp.	2,500	44,665
Concordia Financial Group Ltd.	144,000	666,645
Credit Saison Co., Ltd.	2,900	51,733
Dai Nippon Printing Co., Ltd.	60,000	646,726
Dai-ichi Life Holdings, Inc. (The)	138,700	2,487,331
Daicel Corp.	4,500	54,204
Daido Steel Co., Ltd.	26,000	124,243
Daiwa Securities Group, Inc.	37,000	225,297
Denka Co., Ltd.	81,000	420,534
Denso Corp.	16,000	703,782
DIC Corp.	13,300	491,000
Dowa Holdings Co., Ltd.	6,000	43,223
Ebara Corp.	16,800	548,531
Fuji Media Holdings, Inc.	3,800	52,428
FUJIFILM Holdings Corp.	68,700	2,683,083
Fukuoka Financial Group, Inc.	90,000	389,652
Glory Ltd.	11,200	367,197
Gunma Bank Ltd. (The)	47,000	245,280
H2O Retailing Corp.	14,000	225,097
Hachijuni Bank Ltd. (The)	48,000	271,194
Hankyu Hanshin Holdings, Inc.	52,100	1,694,081
Heiwa Corp.	3,100	77,075
Hiroshima Bank Ltd. (The)	48,000	203,934
Hitachi Capital Corp.	9,900	239,386
Hitachi Chemical Co., Ltd.	24,000	663,972
Hitachi Construction Machinery Co., Ltd.	22,400	558,340
Hitachi Ltd.	747,000	4,042,643
Hitachi Metals Ltd.	18,100	253,950
Hitachi Transport System Ltd.	7,700	159,976
Hokuhoku Financial Group, Inc.	20,000	313,842
Honda Motor Co., Ltd.	259,200	7,801,843
House Foods Group, Inc. @	700	15,266
Ibiden Co., Ltd.	32,600	507,755
Idemitsu Kosan Co., Ltd. @	22,700	789,086
Iida Group Holdings Co., Ltd.	36,900	566,112
Isetan Mitsukoshi Holdings Ltd. @	26,300	288,679
ITOCHU Corp. @	154,700	2,195,509
Iyo Bank Ltd. (The)	29,500	198,469
J Front Retailing Co., Ltd.	69,600	1,031,528
JFE Holdings, Inc.	92,200	1,580,560
JGC Corp.	3,100	53,880
JSR Corp.	18,100	305,162
JTEKT Corp.	37,900	588,602
JX Holdings, Inc. @	333,500	1,637,694
K's Holdings Corp. @	7,800	143,067
Kamigumi Co., Ltd.	25,000	216,024
Kaneka Corp.	80,000	594,988
Kawasaki Heavy Industries Ltd.	57,000	173,053
Kawasaki Kisen Kaisha Ltd. @*	195,000	518,459
Kinden Corp.	7,700	107,480
Kobe Steel Ltd. *	68,700	626,958
Komatsu Ltd.	43,900	1,144,129
Konica Minolta, Inc.	142,000	1,270,385

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Kuraray Co., Ltd.	76,400	$1,158,387
Kurita Water Industries Ltd.	3,100	74,987
Kyocera Corp.	14,900	830,053
Kyushu Financial Group, Inc.	44,870	274,468
LIXIL Group Corp.	32,900	834,838
Marubeni Corp.	329,200	2,027,006
Mazda Motor Corp.	145,200	2,090,682
Mebuki Financial Group, Inc.	83,070	332,041
Medipal Holdings Corp.	27,200	426,580
Mitsubishi Chemical Holdings Corp.	371,800	2,876,749
Mitsubishi Corp.	69,000	1,490,878
Mitsubishi Gas Chemical Co., Inc.	32,700	679,084
Mitsubishi Heavy Industries Ltd.	500,000	2,005,749
Mitsubishi Logistics Corp. @	5,000	68,894
Mitsubishi Materials Corp. @	35,500	1,074,598
Mitsubishi UFJ Financial Group, Inc.	300,400	1,887,990
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	6,538,696
Mitsubishi UFJ Lease & Finance Co., Ltd.	110,200	549,367
Mitsui & Co., Ltd.	27,500	398,309
Mitsui & Co., Ltd., ADR	2,885	840,891
Mitsui Chemicals, Inc.	236,000	1,165,903
Mitsui Fudosan Co., Ltd.	5,000	106,620
Mitsui OSK Lines Ltd.	209,000	657,056
Mizuho Financial Group, Inc.	4,242,400	7,773,732
MS&AD Insurance Group Holdings, Inc.	47,228	1,501,726
NEC Corp. @	734,000	1,766,927
NH Foods Ltd.	16,067	431,369
NHK Spring Co., Ltd.	42,200	465,856
Nikon Corp.	46,300	671,231
Nippo Corp.	11,000	208,578
Nippon Electric Glass Co., Ltd.	44,000	265,984
Nippon Express Co., Ltd.	246,000	1,263,918
Nippon Paper Industries Co., Ltd. @	30,700	552,065
Nippon Shokubai Co., Ltd.	4,600	313,195
Nippon Steel Sumitomo Metal Corp.	134,827	3,106,362
Nippon Yusen KK *	501,000	1,057,532
Nissan Motor Co., Ltd.	426,800	4,115,421
Nisshinbo Holdings, Inc.	23,000	229,938
NOK Corp.	19,900	461,884
Nomura Real Estate Holdings, Inc.	18,700	297,977
NTN Corp.	95,000	472,739
Obayashi Corp.	17,000	158,960
Oji Holdings Corp.	226,000	1,057,630
Resona Holdings, Inc.	477,800	2,566,034
Ricoh Co., Ltd. @	230,800	1,898,974
Rohm Co., Ltd.	6,900	458,636
Sankyo Co., Ltd.	5,400	180,437
SBI Holdings, Inc.	24,100	335,967
Sega Sammy Holdings, Inc.	3,100	41,545
Seino Holdings Co., Ltd.	20,400	229,049
Sekisui Chemical Co., Ltd.	7,800	131,086
Sekisui House Ltd.	73,500	1,208,825
Shinsei Bank Ltd. @	185,000	340,654
Shizuoka Bank Ltd. (The)	58,000	472,002
Showa Denko KK *	20,000	356,597
Sojitz Corp.	145,400	364,382
Sompo Holdings, Inc.	20,443	749,007
Sumitomo Chemical Co., Ltd.	491,000	2,743,214
Sumitomo Corp.	55,600	747,876
Sumitomo Electric Industries Ltd.	177,700	2,946,503
Sumitomo Forestry Co., Ltd.	38,000	576,844
Sumitomo Heavy Industries Ltd.	117,000	815,521
Sumitomo Metal Mining Co., Ltd.	78,000	1,109,431
Sumitomo Mitsui Financial Group, Inc.	225,900	8,207,720
Sumitomo Mitsui Trust Holdings, Inc.	42,400	1,470,080
Sumitomo Rubber Industries Ltd.	42,800	729,288
Suzuken Co., Ltd.	9,240	302,937
T&D Holdings, Inc.	134,100	1,946,516
Taiheiyo Cement Corp.	207,000	691,673
Takashimaya Co., Ltd.	47,000	411,192
TDK Corp.	26,700	1,690,784
Teijin Ltd.	53,199	1,003,006
THK Co., Ltd.	6,900	173,724
TOKAI RIKA Co., Ltd.	11,500	231,694
Tokio Marine Holdings, Inc.	14,800	624,277
Tokyo Tatemono Co., Ltd.	18,200	239,986
Tokyu Fudosan Holdings Corp.	101,100	548,499
Toppan Printing Co., Ltd.	60,000	611,695
Tosoh Corp.	128,000	1,124,441
Toyo Seikan Group Holdings Ltd.	24,900	404,376
Toyoda Gosei Co., Ltd.	15,300	389,062
Toyota Motor Corp.	69,090	3,749,589
Toyota Motor Corp., ADR @	17,086	1,855,881
Toyota Tsusho Corp.	65,600	1,985,736
Ube Industries Ltd.	247,000	556,876
Yamada Denki Co., Ltd. @	149,300	744,287
Yamaguchi Financial Group, Inc. @	23,000	249,358
Yokohama Rubber Co., Ltd. (The)	27,600	540,199
Zeon Corp.	8,000	91,332
		153,582,954
Netherlands — 3.4%
Aegon NV	196,914	1,002,233
Akzo Nobel NV	2,487	206,228
ArcelorMittal *¢	46,375	390,143
ArcelorMittal *	239,502	1,999,842
Boskalis Westminster NV	9,197	317,152
Fiat Chrysler Automobiles NV *	233,895	2,557,571
Gemalto NV	3,984	222,622
ING Groep NV	513,355	7,760,158
Koninklijke Ahold Delhaize NV	151,654	3,245,396
Koninklijke DSM NV	37,404	2,530,223
Koninklijke Philips NV	81,323	2,611,281
NN Group NV	41,884	1,362,126
		24,204,975
New Zealand — 0.1%
Auckland International Airport Ltd.	28,519	135,145
Fletcher Building Ltd.	84,980	495,630
Fonterra Co-operative Group Ltd.	6,088	25,862
		656,637
Norway — 0.6%
DNB ASA	113,847	1,804,591
Norsk Hydro ASA	144,894	841,398
Statoil ASA	22,771	389,055
Storebrand ASA *	56,200	373,742
Subsea 7 SA *	29,227	452,045
Yara International ASA	11,743	452,148
		4,312,979
Portugal — 0.0%
Banco Espirito Santo SA §*	414,564	—
EDP Renovaveis SA	32,371	239,351
		239,351
Singapore — 0.9%
CapitaLand Ltd.	269,600	699,609
City Developments Ltd.	89,400	651,878
DBS Group Holdings Ltd.	103,360	1,433,452
Frasers Centrepoint Ltd.	45,000	55,814
Golden Agri-Resources Ltd.	811,000	223,208
Hutchison Port Holdings Trust	1,160,800	481,732

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Singapore (Continued)
Keppel Corp. Ltd.	224,800	$1,115,282
Sembcorp Industries Ltd.	204,600	465,116
Singapore Airlines Ltd.	139,740	1,005,956
United Industrial Corp. Ltd. @	63,243	139,701
UOL Group Ltd.	47,218	235,272
		6,507,020
Spain — 3.1%
Banco de Sabadell SA	1,008,191	1,847,774
Banco Santander SA	2,369,099	14,519,651
CaixaBank SA	268,815	1,155,404
Iberdrola SA	226,253	1,618,363
Repsol SA	147,715	2,281,004
		21,422,196
Sweden — 2.4%
Boliden AB	77,171	2,299,460
Millicom International Cellular SA @	7,374	411,219
Nordea Bank AB	429,499	4,903,411
SSAB AB, B Shares @	84,920	944,856
Svenska Cellulosa AB, Series A	244	8,033
Svenska Cellulosa AB, Series B	65,154	2,101,355
Svenska Handelsbanken AB, A Shares @	23,977	328,857
Tele2 AB, B Shares	31,603	301,723
Telefonaktiebolaget LM Ericsson, A Shares	698	4,596
Telefonaktiebolaget LM Ericsson, B Shares @	408,846	2,728,484
Telia Co. AB	418,727	1,756,563
Trelleborg AB	39,848	853,379
		16,641,936
Switzerland — 7.5%
ABB Ltd.	128,380	3,002,988
Adecco Group SA	49,724	3,532,035
Baloise Holding AG	10,839	1,490,072
Banque Cantonale Vaudoise	63	43,461
Cie Financiere Richemont SA	65,925	5,212,659
Clariant AG *	72,927	1,376,050
Credit Suisse Group AG *	111,703	1,661,633
Dufry AG *	7,954	1,211,781
Flughafen Zuerich AG	1,343	286,258
Helvetia Holding AG	352	195,038
Julius Baer Group Ltd. *	16,881	842,660
LafargeHolcim Ltd. *µ	36,060	2,131,235
LafargeHolcim Ltd. *=	35,941	2,127,973
Novartis AG µ	81,820	6,073,296
Novartis AG, ADR	4,320	320,846
Swatch Group AG (The) µ	12,412	864,930
Swatch Group AG (The) µ	8,156	2,920,738
Swiss Life Holding AG *	5,678	1,832,107
Swiss Re AG	72,191	6,482,884
UBS Group AG	263,220	4,212,466
Zurich Insurance Group AG	25,793	6,885,687
		52,706,797
United Kingdom — 17.5%
Anglo American PLC *	245,068	3,744,424
Antofagasta PLC	61,941	647,621
Barclays PLC, ADR	313,402	3,522,638
Barratt Developments PLC	130,663	894,663
BHP Billiton PLC, ADR	60,076	1,871,367
BP PLC, ADR @	454,980	15,705,910
Carnival PLC	3,904	226,003
Carnival PLC, ADR	7,555	433,338
Coca-Cola European Partners PLC	3,617	135,244
Glencore PLC *	2,491,810	9,776,511
HSBC Holdings PLC	320,376	2,612,708
HSBC Holdings PLC, ADR @	416,442	16,999,162
J Sainsbury PLC @	422,622	1,399,477
Kingfisher PLC	420,977	1,719,989
Lloyds Banking Group PLC	7,596,716	6,312,291
Lloyds Banking Group PLC, ADR	414,401	1,408,963
Pearson PLC	44,520	380,693
Pearson PLC, ADR	74,580	632,438
Royal Bank of Scotland Group PLC *	83,038	251,877
Royal Bank of Scotland Group PLC, ADR @*	81,693	495,876
Royal Dutch Shell PLC, A Shares	18,542	486,928
Royal Dutch Shell PLC, ADR, Class A @	308,773	16,281,600
Royal Dutch Shell PLC, ADR, Class B @	253,799	14,169,598
Royal Mail PLC	94,049	500,795
Standard Chartered PLC *	319,612	3,055,373
Vodafone Group PLC	7,028,749	18,325,958
WM Morrison Supermarkets PLC	368,150	1,107,013
		123,098,458

TOTAL COMMON STOCKS (Identified Cost $652,783,451)		688,710,655

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Bayerische Motoren Werke AG, 4.500%	9,670	761,524
Porsche Automobil Holding SE, 4.640%	14,803	807,595
Volkswagen AG, 4.550%	30,797	4,487,888
		6,057,007

TOTAL PREFERRED STOCKS (Identified Cost $9,328,586)		6,057,007

RIGHTS AND WARRANTS — 0.0%
Germany — 0.0%
Deutsche Bank AG, expires 4/06/2017 @*	124,546	293,928

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		293,928

SHORT-TERM INVESTMENTS — 7.5%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.370%	1,625,000	1,625,000
Collateral For Securities On Loan — 7.3%
State Street Navigator Securities Lending Government Money Market Portfolio	50,986,226	50,986,226

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $52,611,226)		52,611,226
Total Investments — 106.4%
(Identified Cost $714,723,263)#		747,672,816

Liabilities, Less Cash and Other Assets — (6.4%)		(44,695,973)
Net Assets — 100.0%		$702,976,843

†	See Note 1
@	A portion or all of the security were held on loan. As of March 31, 2017, the market value of the securities on loan was $74,763,820.
*	Non-income producing security
¥	Traded on the Canada, Toronto Stock Exchange.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
~	Bankrupt/delisted security.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
µ	Traded on the Switzerland, Swiss Exchange.
=	Traded on the France, Euronext Paris Exchange.
#	At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $714,723,263. Net unrealized appreciation aggregated $32,949,553 of which $100,115,987 related to appreciated investment securities and $67,166,434 related to depreciated investment securities.

Key to abbreviation:
ADR — American Depository Receipt

See notes to schedules of investments

SA International Value Fund

March 31, 2017
Country Weightings (% of portfolio market value)+ (Unaudited)

Country	Percentage
Japan	22.0%
United Kingdom	17.7%
France	9.9%
Germany	8.8%
Canada	8.3%
Switzerland	7.6%
Australia	6.5%
Netherlands	3.5%
Spain	3.1%
Other	12.6%
100.0%

+       Excludes Short-Term Investments

SA International Value Fund

Ten largest industry holdings as of March 31, 2017
(As a percentage of net assets)+ (Unaudited):

Industry	Percentage
Commercial Banks	21.9%
Oil, Gas & Consumable Fuels	14.0%
Insurance	9.7%
Metals & Mining	8.2%
Automobiles	7.7%
Chemicals	4.1%
Wireless Telecommunication Services	2.7%
Real Estate Management & Development	2.2%
Auto Components	1.5%
Food & Staples Retailing	1.5%

+       Excludes Short-Term Investments

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio £	18,226,030	$341,191,285
TOTAL MUTUAL FUNDS
(Identified Cost $220,630,012)		341,191,285
Total Investments — 100.0%
(Identified Cost $220,630,012)#		341,191,285

Liabilities, Less Cash and Other Assets — (0.0%)		(133,187)
Net Assets — 100.0%		$341,058,098

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.
#	At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $220,630,012. Net unrealized appreciation aggregated $120,561,273, which related solely to appreciated investment securities.

See notes to schedules of investments

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.6%
Brazil — 4.5%
Aliansce Shopping Centers SA	3,347	$16,465
B2W Cia Digital *	8,916	35,173
Banco do Brasil SA	95,398	1,029,065
Banco Santander Brasil SA	20,520	181,236
BM&F BOVESPA SA	51,002	314,262
Cia Siderurgica Nacional SA *	2,783	8,098
Cosan SA Industria e Comercio	4,700	58,341
Cyrela Brazil Realty SA Empreendimentos e Participacoes	35,900	151,829
Duratex SA	47,495	139,575
Embraer SA, ADR	13,225	292,008
Estacio Participacoes SA	9,900	50,186
Even Construtora e Incorporadora SA	34,300	50,399
Ez Tec Empreendimentos e Participacoes SA	8,658	53,238
Fibria Celulose SA	11,200	103,285
Fibria Celulose SA, ADR @	42,916	392,252
Gerdau SA	21,900	73,802
Gerdau SA, ADR @	137,953	475,938
Guararapes Confeccoes SA	1,200	28,442
International Meal Co. Alimentacao SA *	15,100	31,834
Iochpe Maxion SA	10,397	55,363
JBS SA	129,293	421,670
Kroton Educacional SA	23,681	100,455
Magnesita Refratarios SA *	1,500	12,084
MRV Engenharia e Participacoes SA	58,421	267,976
Petroleo Brasileiro SA *	364,843	1,765,595
Petroleo Brasileiro SA, ADR *	16,254	157,501
Porto Seguro SA	9,188	83,381
Rumo SA *	53,981	147,428
SLC Agricola SA	8,505	48,412
Sul America SA	11,452	61,053
Tupy SA	2,096	9,875
Usinas Siderurgicas de Minas Gerais SA *	8,500	22,753
Vale SA	250,442	2,383,143
Via Varejo SA	19,800	65,587
		9,087,704
Chile — 1.4%
CAP SA	16,619	195,562
Cencosud SA	31,654	97,000
Cencosud SA, ADR @	28,050	260,023
Empresas CMPC SA	112,729	275,043
Empresas COPEC SA	52,633	573,330
Enel Chile SA, ADR	40,302	221,661
Enersis Americas SA, ADR	32,872	341,540
ENTEL Chile SA *	10,945	132,687
Grupo Security SA	133,299	49,247
Inversiones Aguas Metropolitanas SA	36,299	57,006
Latam Airlines Group SA, ADR @*	41,000	519,470
Ripley Corp. SA	107,262	69,652
Salfacorp SA	30,886	33,700
Sigdo Koppers SA	10,144	13,835
Sociedad Matriz SAAM SA	240,287	22,635
		2,862,391
China — 16.8%
361 Degrees International Ltd.	71,000	25,763
Agile Group Holdings Ltd.	227,091	196,657
Agricultural Bank of China Ltd., H Shares	2,319,000	1,068,265
Angang Steel Co., Ltd., H Shares *	116,000	82,543
Bank of China Ltd., H Shares	5,432,902	2,698,450
Bank of Chongqing Co., Ltd., H Shares	46,500	40,268
Bank of Communications Co., Ltd., H Shares	489,400	380,361
BBMG Corp., H Shares	97,000	40,315
Beijing Capital Land Ltd., H Shares	136,000	61,599
Beijing Enterprises Holdings Ltd.	33,500	173,287
Bosideng International Holdings Ltd.	64,000	5,518
BYD Electronic International Co., Ltd.	47,500	66,010
C C Land Holdings Ltd. @	115,000	30,483
China Aerospace International Holdings Ltd.	318,000	42,146
China Agri-Industries Holdings Ltd. *	167,700	84,373
China Aoyuan Property Group Ltd.	156,000	46,972
China BlueChemical Ltd., H Shares	192,000	61,764
China Citic Bank Corp. Ltd., H Shares	485,000	321,399
China Coal Energy Co., Ltd., H Shares *	161,000	81,210
China Communication Services Corp. Ltd., H Shares	227,600	149,068
China Communications Construction Co., Ltd., H Shares	146,000	205,901
China Construction Bank Corp., H Shares	8,382,810	6,741,628
China Everbright Bank Co., Ltd., H Shares	213,000	104,150
China Everbright Ltd.	42,000	84,740
China Evergrande Group @	305,000	282,571
China Galaxy Securities Co., Ltd., H Shares	40,500	37,365
China Harmony New Energy Auto Holding Ltd.	41,000	17,252
China Hongqiao Group Ltd. @§	162,500	147,414
China Jinmao Holdings Group Ltd.	380,000	121,753
China Lumena New Materials Corp. *@§	224,000	—
China Merchants Bank Co., Ltd., H Shares	56,000	148,080
China Merchants Port Holdings Co., Ltd.	80,515	235,697
China Minsheng Banking Corp. Ltd., H Shares	404,400	431,901
China National Building Material Co., Ltd., H Shares	394,000	253,490
China National Materials Co., Ltd., H Shares	121,000	40,014
China Oil & Gas Group Ltd. *	200,000	14,926
China Oilfield Services Ltd., H Shares	124,000	119,030
China Overseas Grand Oceans Group Ltd. *	77,000	40,623
China Overseas Land & Investment Ltd.	204,000	582,745
China Petroleum & Chemical Corp., ADR	6,621	539,678
China Petroleum & Chemical Corp., H Shares	2,028,400	1,644,331
China Railway Construction Corp. Ltd., H Shares	69,500	98,551
China Reinsurance Group Corp., H Shares	89,000	20,499
China Resources Cement Holdings Ltd.	166,000	92,916
China Resources Enterprise Ltd. *	45,456	103,411
China Resources Land Ltd.	258,000	697,163
China SCE Property Holdings Ltd.	151,000	56,930
China Shanshui Cement Group Ltd. *@§	125,000	8,195
China Shenhua Energy Co., Ltd.	191,500	444,529
China Singyes Solar Technologies Holdings Ltd. @	36,000	16,213
China South City Holdings Ltd. @	204,000	42,000
China Southern Airlines Co., Ltd., H Shares	98,000	67,843
China Travel International Investment Hong Kong Ltd. @	374,000	113,093
China Unicom Hong Kong Ltd.	132,000	176,645
China Unicom Hong Kong Ltd., ADR	55,304	744,945
China Yurun Food Group Ltd. *@	23,000	3,492
China ZhengTong Auto Services Holdings Ltd.	91,500	54,984
China Zhongwang Holdings Ltd. @	154,000	69,158
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	152,673
CIFI Holdings Group Co., Ltd.	266,000	103,367

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
CIMC Enric Holdings Ltd.	4,000	$2,512
CITIC Ltd.	467,000	665,812
Citic Resources Holdings Ltd. *@	150,000	19,687
CNOOC Ltd.	1,472,000	1,757,725
Comba Telecom Systems Holdings Ltd.	193,600	31,638
Concord New Energy Group Ltd.	420,000	21,077
Coolpad Group Ltd. *§	240,200	22,254
COSCO SHIPPING Development Co., Ltd., H Shares *	70,200	15,717
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	52,000	29,374
COSCO SHIPPING Ports Ltd.	145,835	161,007
Country Garden Holdings Co., Ltd.	292,000	262,637
Dah Chong Hong Holdings Ltd.	35,000	15,267
Dongfeng Motor Group Co., Ltd., H Shares	168,000	188,720
Dongyue Group Ltd. *§	234,000	7,735
Fantasia Holdings Group Co., Ltd.	142,500	23,287
Fosun International Ltd.	150,000	225,439
Fufeng Group Ltd.	155,000	124,854
Fullshare Holdings Ltd. @	197,500	87,422
Future Land Development Holdings Ltd.	170,000	49,437
GCL-Poly Energy Holdings Ltd. *@	800,000	106,028
Glorious Property Holdings Ltd. *	228,000	25,817
GOME Electrical Appliances Holding Ltd.	1,216,000	165,857
Greenland Hong Kong Holdings Ltd. *	55,000	14,791
Greentown China Holdings Ltd. *@	76,000	72,367
Guangshen Railway Co., Ltd., ADR	2,674	80,701
Guangzhou R&F Properties Co., Ltd., H Shares	109,600	171,208
Harbin Electric Co., Ltd., H Shares	54,000	31,060
Hengdeli Holdings Ltd. *	184,000	27,701
Hopson Development Holdings Ltd.	58,000	53,362
Hua Han Health Industry Holdings Ltd. *§	640,000	32,735
Huaneng Renewables Corp. Ltd., H Shares	356,000	123,225
Huishang Bank Corp. Ltd., H Shares	64,000	31,129
Industrial & Commercial Bank of China Ltd., H Shares	5,440,000	3,555,967
Intime Retail Group Co., Ltd.	3,500	4,396
Jiangxi Copper Co., Ltd., H Shares	92,000	143,241
Joy City Property Ltd.	118,000	17,461
Ju Teng International Holdings Ltd.	56,000	22,987
K Wah International Holdings Ltd.	45,000	29,878
Kaisa Group Holdings Ltd. *@	172,000	60,863
Kingboard Chemical Holdings Ltd.	75,000	276,974
Kingboard Laminates Holdings Ltd.	50,000	64,852
Kunlun Energy Co., Ltd.	318,000	294,615
KWG Property Holding Ltd.	147,500	106,855
Logan Property Holdings Co., Ltd.	62,000	32,709
Longfor Properties Co., Ltd.	133,500	219,537
Lonking Holdings Ltd.	281,000	84,609
Maanshan Iron & Steel Co., Ltd., H Shares *	116,000	41,794
Maoye International Holdings Ltd. *	82,000	7,808
Metallurgical Corp. of China Ltd., H Shares	76,000	28,947
Mingfa Group International Co., Ltd. *§	91,000	3,513
MMG Ltd. *@	131,999	49,257
Nine Dragons Paper Holdings Ltd.	128,000	137,528
People's Insurance Co. Group of China Ltd. (The), H Shares	194,000	80,381
PetroChina Co., Ltd., H Shares	1,150,000	841,987
Poly Property Group Co., Ltd. *@	229,000	95,472
Powerlong Real Estate Holdings Ltd.	183,000	69,230
Red Star Macalline Group Corp. Ltd., H Shares ±	12,200	13,532
Renhe Commercial Holdings Co., Ltd. *@	726,000	18,217
Semiconductor Manufacturing International Corp. *	114,800	142,106
Shandong Chenming Paper Holdings Ltd., H Shares	45,000	54,082
Shanghai Electric Group Co., Ltd., H Shares *@	110,000	54,494
Shanghai Industrial Holdings Ltd.	45,000	132,310
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	60,000	15,827
Shengjing Bank Co., Ltd., H Shares ±	12,500	11,468
Shenzhen International Holdings Ltd.	44,501	72,952
Shenzhen Investment Ltd.	332,830	149,038
Shimao Property Holdings Ltd.	147,500	234,208
Shougang Fushan Resources Group Ltd.	176,000	32,385
Shunfeng International Clean Energy Ltd. *	220,000	14,437
Sino-Ocean Land Holdings Ltd.	246,212	115,637
Sinofert Holdings Ltd.	244,000	34,536
Sinopec Engineering Group Co., Ltd., H Shares	43,000	44,154
Sinopec Kantons Holdings Ltd.	44,000	23,892
Sinotrans Ltd., H Shares	170,000	79,406
Sinotrans Shipping Ltd. *@	51,573	12,476
Sinotruk Hong Kong Ltd.	60,000	45,011
Skyworth Digital Holdings Ltd.	180,477	118,901
SOHO China Ltd.	209,000	111,875
Sunac China Holdings Ltd. @	145,000	188,072
TCC International Holdings Ltd.	196,000	62,042
TCL Multimedia Technology Holdings Ltd. *@	29,000	15,598
Tian An China Investment Co., Ltd.	10,000	8,004
Tianjin Port Development Holdings Ltd.	70,000	11,800
Truly International Holdings Ltd. @	178,000	63,216
West China Cement Ltd. *	198,000	28,790
Xingda International Holdings Ltd.	70,000	30,625
Yanzhou Coal Mining Co., Ltd., H Shares	88,000	68,394
Yingde Gases Group Co., Ltd. @	101,500	78,363
Yuexiu Property Co., Ltd.	863,033	146,587
Yuzhou Properties Co., Ltd.	153,000	63,984
Zhongsheng Group Holdings Ltd.	35,500	52,806
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	57,000	30,585
		33,814,600
Colombia — 0.4%
Almacenes Exito SA	23,686	126,217
Grupo Argos SA	33,565	236,299
Grupo de Inversiones Suramericana SA	22,514	306,036
Grupo Nutresa SA	4,933	41,832
		710,384
Czech Republic — 0.2%
CEZ, AS	18,401	316,733
Unipetrol, AS	10,432	94,560
		411,293
Greece — 0.1%
Alpha Bank AE *	927	1,661
Ellaktor SA *	11,652	16,159
GEK Terna Holding Real Estate
Construction SA *	8,282	21,735
Hellenic Petroleum SA *	9,036	49,548
Marfin Investment Group Holdings SA *	45,244	7,674
Mytilineos Holdings SA *	16,096	121,916
Piraeus Bank SA *	524	95
		218,788
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	4,292	293,759

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hungary (Continued)
OTP Bank PLC	13,258	$370,897
		664,656
India — 12.2%
ACC Ltd.	6,589	147,133
Adani Enterprises Ltd.	48,033	80,184
Adani Ports & Special Economic Zone Ltd.	31,791	166,898
Adani Power Ltd. *	220,211	135,311
Adani Transmissions Ltd. *	48,033	47,267
Aditya Birla Fashion & Retail Ltd. *	57,350	136,011
Aditya Birla Nuvo Ltd.	9,788	229,344
Allahabad Bank Ltd. *	1,836	2,075
Ambuja Cements Ltd.	8,791	32,113
Apollo Tyres Ltd.	62,493	200,563
Arvind Ltd.	9,591	58,401
Ashoka Buildcon Ltd.	4,899	14,863
Axis Bank Ltd.	180,957	1,367,732
Bajaj Finserv Ltd.	4,322	271,560
Bajaj Holdings & Investment Ltd.	5,460	182,462
Balkrishna Industries Ltd.	4,079	87,001
Balrampur Chini Mills Ltd.	11,491	25,571
Bank of Baroda *	63,461	169,366
Bank of India *	22,041	47,385
Bharat Electronics Ltd.	27,970	67,281
Bharat Heavy Electricals Ltd.	68,415	171,736
Bharti Airtel Ltd.	189,175	1,014,556
Birla Corp. Ltd.	2,074	23,476
Cairn India Ltd.	81,823	386,150
Canara Bank *	11,933	55,801
Ceat Ltd.	3,536	72,288
CG Power and Industrial Solutions Ltd. *	49,779	59,641
Cipla Ltd.	13,689	125,432
Container Corp. of India Ltd.	2,946	57,573
Coromandel International Ltd.	7,470	35,869
Corporation Bank *	735	600
Cox & Kings Ltd.	11,953	42,558
Crompton Greaves Consumer Electricals Ltd. *	49,779	165,048
Cyient Ltd.	6,096	43,757
DCB Bank Ltd. *	3,524	9,256
Dewan Housing Finance Corp. Ltd.	35,252	199,237
DLF Ltd.	35,103	80,439
EID Parry India Ltd.	7,288	31,875
EIH Ltd.	13,530	25,181
Engineers India Ltd.	23,542	52,243
Exide Industries Ltd.	30,836	106,989
Federal Bank Ltd.	155,672	218,039
GAIL India Ltd.	56,939	330,093
GAIL India Ltd., GDR	155	7,184
Gateway Distriparks Ltd.	5,474	21,294
Grasim Industries Ltd.	4,846	78,375
Great Eastern Shipping Co., Ltd. (The)	11,618	74,832
Gujarat Fluorochemicals Ltd.	5,933	68,983
Gujarat State Petronet Ltd.	33,607	84,335
Himachal Futuristic Communications Ltd. *	111,266	21,761
Hindalco Industries Ltd.	169,579	508,071
ICICI Bank Ltd.	199,777	850,210
ICICI Bank Ltd., ADR	74,950	644,570
IDBI Bank Ltd. *	16,131	18,681
Idea Cellular Ltd.	194,607	258,037
IDFC Bank Ltd.	28,677	26,299
IDFC Ltd. *	28,677	24,069
IFCI Ltd.	131,851	60,408
IIFL Holdings Ltd.	27,916	172,178
India Cements Ltd. (The)	57,006	143,184
Indiabulls Housing Finance Ltd.	9,470	145,605
Indian Bank	12,173	52,265
Indian Hotels Co., Ltd. (The)	47,733	93,650
Jain Irrigation Systems Ltd.	44,473	64,139
Jaiprakash Associates Ltd. *	179,807	38,213
Jammu & Kashmir Bank Ltd. (The)	24,690	28,745
Jindal Steel & Power Ltd. *	85,132	158,701
JSW Energy Ltd.	86,186	83,087
JSW Steel Ltd.	146,710	424,529
Jubilant Life Sciences Ltd.	11,437	140,737
Karnataka Bank Ltd. (The)	25,825	55,838
Karur Vysya Bank Ltd. (The)	21,915	37,715
Kaveri Seed Co., Ltd. *	5,328	46,006
KPIT Technologies Ltd.	21,169	42,348
L&T Finance Holdings Ltd.	54,024	103,081
Larsen & Toubro Ltd.	49,087	1,187,734
LIC Housing Finance Ltd.	9,116	86,626
Mahindra & Mahindra Financial Services Ltd.	15,527	75,345
Mahindra & Mahindra Ltd.	38,681	769,629
Manappuram Finance Ltd.	39,514	59,878
Mphasis Ltd.	17,602	157,221
MRF Ltd.	192	180,838
Muthoot Finance Ltd.	15,546	88,342
National Aluminium Co., Ltd.	84,641	99,716
NCC Ltd.	58,777	74,133
NIIT Technologies Ltd.	6,690	44,894
Oberoi Realty Ltd.	14,000	79,438
Oriental Bank of Commerce	14,300	30,996
PC Jeweller Ltd.	3,805	24,435
Persistent Systems Ltd.	4,682	43,035
Petronet LNG Ltd.	14,170	88,040
Piramal Enterprises Ltd.	6,642	194,754
Power Finance Corp. Ltd.	129,380	290,898
Prestige Estates Projects Ltd.	5,865	19,699
PTC India Ltd.	28,037	40,004
Ramco Cements Ltd. (The)	6,184	64,616
Raymond Ltd.	1,722	16,809
Redington India Ltd.	23,584	39,951
Reliance Communications Ltd. *	167,238	98,383
Reliance Industries Ltd.	161,863	3,291,850
Reliance Industries Ltd., GDR ±	10,288	414,606
Reliance Power Ltd. *	91,910	67,940
Rural Electrification Corp. Ltd.	117,454	327,482
Shriram City Union Finance Ltd.	837	30,420
Shriram Transport Finance Co., Ltd.	20,278	336,640
Sintex Industries Ltd.	60,470	98,525
Sobha Ltd.	6,105	32,182
South Indian Bank Ltd. (The)	67,916	22,382
SRF Ltd.	2,665	66,893
State Bank of India	115,109	519,927
State Bank of India Ltd., GDR	2,800	125,020
Syndicate Bank *	19,381	21,206
Tata Chemicals Ltd.	12,834	118,527
Tata Global Beverages Ltd.	61,016	141,417
Tata Motors Ltd.	174,932	1,259,020
Tata Steel Ltd.	45,337	336,353
Tech Mahindra Ltd.	32,802	231,107
Tube Investments of India Ltd.	7,629	74,592
TV18 Broadcast Ltd. *	55,772	36,030
Union Bank of India	37,465	90,064
UPL Ltd.	9,749	109,373
VA Tech Wabag Ltd.	1,790	18,835
Vardhman Textiles Ltd.	2,832	56,917
Vedanta Ltd.	144,721	614,454

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Vedanta Ltd., ADR	14,869	$255,301
Videocon Industries Ltd. *	3,464	5,497
Wipro Ltd.	85,329	677,008
Wockhardt Ltd.	4,111	45,456
Zensar Technologies Ltd.	1,122	15,992
		24,649,918
Indonesia — 2.8%
Adaro Energy Tbk PT	3,002,600	394,323
Adhi Karya Persero Tbk PT	265,600	47,238
Agung Podomoro Land Tbk PT *	1,262,900	20,661
Alam Sutera Realty Tbk PT *	2,593,800	70,463
Aneka Tambang Tbk PT *	1,015,016	55,605
Astra Agro Lestari Tbk PT	39,844	44,552
Astra International Tbk PT	113,700	73,593
Bank Bukopin Tbk PT	428,300	20,088
Bank Danamon Indonesia Tbk PT	378,773	133,596
Bank Mandiri Tbk PT	1,289,800	1,132,465
Bank Negara Indonesia Persero Tbk PT	1,027,766	499,402
Bank Pan Indonesia Tbk PT *	967,400	65,701
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	537,900	81,540
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	3,573
Bank Tabungan Negara Tbk PT	671,490	114,388
Bumi Serpong Damai Tbk PT	805,600	113,959
Ciputra Development Tbk PT	1,179,577	108,880
Eagle High Plantations Tbk PT *	1,380,100	35,006
Gajah Tunggal Tbk PT *	177,100	15,018
Garuda Indonesia Persero Tbk PT *	400,470	10,278
Global Mediacom Tbk PT	1,084,300	42,313
Gudang Garam Tbk PT	13,000	63,924
Hanson International Tbk PT *	6,335,700	67,515
Holcim Indonesia Tbk PT	308,000	20,918
Indah Kiat Pulp & Paper Corp., Tbk PT	344,500	33,867
Indo Tambangraya Megah Tbk PT	64,900	98,381
Indocement Tunggal Prakarsa Tbk PT	19,000	23,669
Indofood Sukses Makmur Tbk PT	479,200	287,689
Intiland Development Tbk PT	1,370,300	42,778
Japfa Comfeed Indonesia Tbk PT	565,400	65,554
Lippo Cikarang Tbk PT *	74,400	23,729
Lippo Karawaci Tbk PT	3,218,075	175,086
Medco Energi Internasional Tbk PT *	379,700	99,730
Mitra Adiperkasa Tbk PT *	51,800	23,226
MNC Investama Tbk PT *	4,910,300	46,798
Modernland Realty Tbk PT *	1,758,100	38,789
Multipolar Tbk PT *	1,293,500	30,092
Panin Financial Tbk PT *	2,998,200	47,699
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	844,800	92,877
Salim Ivomas Pratama Tbk PT	964,200	45,223
Semen Indonesia Persero Tbk PT	390,200	263,540
Sinar Mas Multiartha Tbk PT	7,500	4,671
Sri Rejeki Isman Tbk PT	996,900	26,184
Surya Semesta Internusa Tbk PT	1,030,600	50,658
Tambang Batubara Bukit Asam Persero Tbk PT	101,200	100,247
Tiga Pilar Sejahtera Food Tbk PT *	168,600	27,709
Timah Tbk PT	762,382	56,926
United Tractors Tbk PT	226,200	449,837
Vale Indonesia Tbk PT *	362,800	65,070
XL Axiata Tbk PT *	600,900	137,988
		5,593,016
Korea — 17.7%
Asiana Airlines, Inc. *	18,788	75,854
BNK Financial Group, Inc.	36,464	299,329
CJ E&M Corp.	1,004	76,312
CJ Hellovision Co., Ltd.	4,225	38,347
CJ O Shopping Co., Ltd.	354	66,286
Daeduck Electronics Co.	6,724	57,602
Daeduck GDS Co., Ltd.	4,539	56,621
Daelim Industrial Co., Ltd.	4,243	306,947
Daesang Holdings Co., Ltd.	3,626	32,911
Daewoo Engineering & Construction Co., Ltd. *	8,881	57,576
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *§	1,281	19,244
Daishin Securities Co., Ltd.	5,898	62,761
Daou Technology, Inc.	2,100	38,120
DGB Financial Group, Inc.	21,254	206,211
Dong Ah Tire & Rubber Co., Ltd.	1,550	35,275
Dongkuk Steel Mill Co., Ltd.	7,956	91,064
Dongwon Development Co., Ltd.	12,028	46,249
Doosan Corp.	1,027	86,968
Doosan Heavy Industries & Construction Co., Ltd.	4,983	106,718
Doosan Infracore Co., Ltd. *	19,877	167,434
E-Mart Co., Ltd.	2,793	513,245
Eugene Corp.	10,995	54,075
GS Engineering & Construction Corp. *	6,990	191,892
GS Holdings Corp.	9,259	489,320
Halla Holdings Corp.	1,447	86,046
Hana Financial Group, Inc.	32,136	1,061,813
Handsome Co., Ltd.	1,970	49,941
Hanil Cement Co., Ltd.	309	27,908
Hanjin Kal Corp. *	9,127	159,965
Hanjin Transportation Co., Ltd.	2,144	49,176
Hankook Tire Co., Ltd.	2,896	141,136
Hansol Holdings Co., Ltd. *	10,320	58,046
Hansol Paper Co., Ltd.	2,232	38,022
Hanwha Chem Corp.	20,042	473,137
Hanwha Corp.	8,404	269,788
Hanwha General Insurance Co., Ltd.	4,793	29,873
Hanwha Investment & Securities Co., Ltd. *	18,065	40,143
Hanwha Life Insurance Co., Ltd.	40,678	219,704
Hanwha Techwin Co., Ltd. *	1,221	51,425
Heungkuk Fire & Marine Insurance Co., Ltd. *	1,548	5,385
Humax Co., Ltd.	1,390	14,791
Hy-Lok Corp.	918	17,936
Hyosung Corp.	952	115,350
Hyundai Department Store Co., Ltd.	2,735	247,013
Hyundai Engineering & Construction Co., Ltd.	12,316	545,151
Hyundai Greenfood Co., Ltd.	2,006	28,073
Hyundai Heavy Industries Co., Ltd. *§	5,553	819,319
Hyundai Home Shopping Network Corp.	431	49,139
Hyundai Hy Communications & Networks Co., Ltd.	3,997	13,904
Hyundai Marine & Fire Insurance Co., Ltd.	7,153	223,871
Hyundai Mobis Co., Ltd.	934	200,865
Hyundai Motor Co.	27,561	3,881,657
Hyundai Rotem Co., Ltd. *	2,813	52,698
Hyundai Steel Co.	15,936	833,637
Hyundai Wia Corp.	3,011	182,819
Ilshin Spinning Co., Ltd.	296	29,513
Industrial Bank of Korea	38,675	421,922
Interpark Holdings Corp.	7,348	31,539
JB Financial Group Co., Ltd.	10,318	54,990

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
KB Capital Co., Ltd.	980	$21,558
KB Financial Group, Inc.	4,355	190,821
KB Financial Group, Inc., ADR *	29,675	1,304,810
KB Insurance Co., Ltd.	7,598	183,444
KCC Corp.	454	143,715
KH Vatec Co., Ltd.	2,458	30,772
Kia Motors Corp.	50,352	1,668,194
KISWIRE Ltd.	840	29,895
Kolon Industries, Inc.	2,613	165,430
Korea Investment Holdings Co., Ltd.	4,714	198,542
Korea Line Corp. *	3,081	64,055
Korean Air Lines Co., Ltd. *	7,828	220,847
Korean Reinsurance Co.	11,902	123,458
Kumho Tire Co., Inc. *	5,182	39,573
Kwangju Bank	4,582	45,070
LF Corp.	2,480	49,675
LG Chem Ltd.	384	100,953
LG Corp.	13,099	822,275
LG Display Co., Ltd.	11,188	302,635
LG Display Co., Ltd., ADR *	62,695	853,906
LG Electronics, Inc.	19,410	1,178,520
LG Hausys Ltd.	907	82,322
LG Innotek Co., Ltd.	596	72,748
LG International Corp.	3,030	87,245
LG Uplus Corp.	23,611	301,920
Lotte Chemical Corp.	379	125,565
Lotte Chilsung Beverage Co., Ltd.	92	116,409
Lotte Confectionery Co., Ltd.	640	109,881
LOTTE Fine Chemicals Co., Ltd.	3,112	107,555
Lotte Food Co., Ltd.	93	51,893
LOTTE Himart Co., Ltd.	1,781	85,363
Lotte Shopping Co., Ltd.	1,273	247,588
LS Corp.	3,430	196,911
Mando Corp.	264	61,261
Meritz Fire & Marine Insurance Co., Ltd.	4,940	70,679
Mirae Asset Daewoo Co., Ltd.	21,549	174,196
Mirae Asset Life Insurance Co., Ltd.	13,679	72,169
Namyang Dairy Products Co., Ltd.	26	19,762
NH Investment & Securities Co., Ltd.	20,951	235,120
NHN Entertainment Corp. *	1,327	71,079
Nong Shim Co., Ltd.	284	75,933
Nong Shim Holdings Co., Ltd.	185	16,957
OCI Co., Ltd.	2,081	157,615
Pan Ocean Co., Ltd. *	24,376	119,886
Poongsan Corp.	2,993	104,647
Posco Daewoo Corp.	4,166	88,848
POSCO, ADR	43,574	2,810,523
S&T Dynamics Co., Ltd. *	1,950	16,112
S&T Motiv Co., Ltd.	920	40,764
S-Oil Corp.	1,379	123,929
Samsung Card Co., Ltd.	3,768	132,080
Samsung Electro-Mechanics Co., Ltd.	9,238	574,122
Samsung Electronics Co., Ltd.	71	130,788
Samsung Heavy Industries Co., Ltd. *	29,124	291,683
Samsung Life Insurance Co., Ltd.	7,508	728,443
Samsung SDI Co., Ltd.	2,064	254,701
Samsung Securities Co., Ltd.	7,286	219,238
Samyang Corp.	295	25,614
Samyang Holdings Corp.	471	52,015
SeAH Besteel Corp.	1,570	39,590
SeAH Steel Corp.	446	37,928
Sebang Co., Ltd.	1,306	18,394
Sebang Global Battery Co., Ltd.	589	19,435
Shinhan Financial Group Co., Ltd.	25,588	1,066,262
Shinhan Financial Group Co., Ltd., ADR *	24,410	1,020,094
Shinsegae Co., Ltd.	1,093	186,679
SK Chemicals Co., Ltd.	3,310	192,094
SK Gas Co., Ltd.	873	94,459
SK Holdings Co., Ltd.	657	143,056
SK Hynix, Inc.	3,163	142,834
SK Innovation Co., Ltd.	11,354	1,690,460
SK Networks Co., Ltd.	19,140	127,851
SKC Co., Ltd.	4,392	120,964
SL Corp.	2,574	44,653
Ssangyong Cement Industrial Co., Ltd.	3,374	44,049
Ssangyong Information & Communication *	944	1,941
Sung Kwang Bend Co., Ltd.	4,581	43,012
Sungwoo Hitech Co., Ltd.	5,817	38,960
Taekwang Industrial Co., Ltd.	36	29,294
Taewoong Co., Ltd. *	2,152	49,167
Taeyoung Engineering & Construction Co., Ltd. *	5,008	26,287
Tongyang Life Insurance Co., Ltd.	6,487	59,458
Tongyang, Inc.	18,180	38,935
Unid Co., Ltd.	1,035	41,417
Wonik Holdings Co., Ltd. *	2,173	10,668
Woori Bank	35,181	408,972
Woori Bank, ADR *@	3,083	108,445
Young Poong Corp.	19	16,327
Youngone Corp.	1,575	46,899
Youngone Holdings Co., Ltd.	357	16,792
Yuanta Securities Korea Co., Ltd. *	9,125	27,702
		35,646,846
Malaysia — 2.7%
Affin Holdings Bhd	65,370	42,541
AirAsia Bhd	174,400	123,741
Alliance Financial Group Berhad	167,400	154,331
AMMB Holdings Berhad	305,987	321,509
Batu Kawan Berhad	18,800	82,328
Berjaya Corp. Berhad *	455,775	39,136
Berjaya Land Berhad *	215,200	27,474
Boustead Holdings Berhad	114,039	71,379
Boustead Plantations Bhd	11,600	4,299
Bumi Armada Bhd *	491,700	83,330
Cahya Mata Sarawak Bhd	22,500	21,404
CIMB Group Holdings Bhd	423,329	532,808
Coastal Contracts Bhd	55,400	16,524
DRB-Hicom Berhad	191,500	60,581
Eco World Development Group Bhd *	61,000	21,641
Felda Global Ventures Holdings Bhd	258,800	122,222
Genting Bhd	148,300	321,364
Genting Malaysia Bhd	154,100	189,774
HAP Seng Consolidated Berhad	54,800	111,321
Hap Seng Plantations Holdings Berhad	19,600	11,471
Hong Leong Bank Bhd	15,100	46,950
Hong Leong Financial Group Berhad	35,521	127,620
Hong Leong Industries Bhd	9,900	20,961
IJM Corp. Berhad	421,460	323,797
IOI Properties Group Bhd	244,750	114,480
Jaya Tiasa Holdings Bhd	54,200	15,064
KNM Group Bhd *	258,360	17,514
KSL Holdings Bhd *	91,419	26,235
Mah Sing Group Bhd	205,885	67,458
Malayan Banking Bhd	63,069	127,121
Malaysia Airports Holdings Bhd	74,500	116,998
Malaysia Building Society Bhd	100,100	29,405
Malaysian Resources Corp. Bhd *	168,400	64,689
Media Prima Bhd	105,700	27,467
MISC Berhad	201,620	333,490

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
MMC Corp. Berhad	137,800	$77,533
Multi-Purpose Holdings Bhd	86,100	41,440
Oriental Holdings Berhad	23,560	35,136
OSK Holdings Berhad	49,637	17,722
Parkson Holdings Bhd *	87,151	12,702
Pos Malaysia Berhad	21,200	21,940
PPB Group Berhad	25,900	97,970
Press Metal Bhd	21,560	12,910
RHB Capital Berhad	130,771	152,771
Sapura Energy Bhd *	615,900	253,291
Selangor Properties Bhd	6,500	6,756
SP Setia Bhd Group	93,775	75,223
Star Publications Malaysia Bhd	2,200	1,198
Sunway Bhd	110,600	81,223
Supermax Corp. Bhd	71,200	32,016
Ta Ann Holdings Bhd	33,360	28,117
TA Enterprise Bhd	140,200	19,166
TA Global Berhad	55,560	4,582
TAN Chong Motor Holdings Bhd	9,600	3,948
Time dotCom Bhd	42,580	83,707
UEM Sunrise Bhd	225,600	64,741
UMW Holdings Bhd *	75,700	102,633
UMW Oil & Gas Corp. Bhd *	110,500	15,356
Unisem M Bhd	81,900	58,110
UOA Development Bhd	99,100	60,461
Wah Seong Corp. Bhd	3,573	706
WCT Holdings Bhd	158,992	69,338
YTL Corp. Berhad	851,809	286,791
		5,535,914
Mexico — 4.0%
Alfa SAB de CV, Class A	323,987	473,289
Alpek SA de CV	61,784	68,641
Axtel SAB de CV *	61,878	12,394
Cemex SAB de CV *	1,234,113	1,117,951
Cemex SAB de CV, ADR *	54,111	490,787
Coca-Cola Femsa SAB de CV, Series L	23,966	171,736
Consorcio ARA SAB de CV	33,090	10,463
Credito Real SAB de CV SOFOM ER	20,141	28,261
Fomento Economico Mexicano SAB de CV	5,243	46,554
Genomma Lab Internacional SAB de CV, Series B *	44,630	52,920
Grupo Aeromexico SAB de CV *	3,249	6,662
Grupo Aeroportuario del Pacifico SAB de CV, ADR @	2,674	259,645
Grupo Carso SAB de CV, Series A	47,917	219,568
Grupo Comercial Chedraui SA de CV	54,670	117,824
Grupo Elektra SAB de CV	5,444	128,689
Grupo Financiero Banorte SAB de CV	223,987	1,288,967
Grupo Financiero Inbursa SA	165,066	273,314
Grupo Financiero Interacciones SA de CV	16,197	75,265
Grupo Financiero Santander Mexico SAB de CV, Class B	230,955	416,705
Grupo Herdez SAB de CV	24,163	50,075
Grupo Industrial Saltillo SAB de CV	11,340	23,004
Grupo Mexico SAB de CV, Series B	517,652	1,553,046
Grupo Sanborns SAB de CV	49,041	57,627
Grupo Simec SAB de CV, Series B *	9,186	39,742
Industrias Bachoco SAB de CV, ADR	1,639	88,637
Industrias Bachoco SAB de CV, Series B	3,309	14,954
Industrias CH SAB de CV, Series B *	16,134	95,569
Industrias Penoles SAB de CV	3,273	84,264
La Comer SAB de CV *	37,216	30,612
Mexichem SAB de CV	142,312	387,586
Minera Frisco SAB de CV, Class A1 *	20,406	13,570
OHL Mexico SAB de CV	97,166	137,324
Organizacion Cultiba SAB de CV	907	899
Organizacion Soriana SAB de CV, Class B *	103,520	243,011
TV Azteca SAB de CV	89,776	16,831
Vitro SAB de CV, Series A	3,741	14,539
		8,110,925
Philippines — 1.3%
Alliance Global Group, Inc.	479,100	121,076
Bank of the Philippine Islands	41,850	84,409
BDO Unibank, Inc.	205,467	481,573
Bloomberry Resorts Corp. *	110,000	17,429
Cebu Air, Inc.	23,560	44,091
China Banking Corp.	9,504	7,709
Cosco Capital, Inc.	170,500	28,816
DMCI Holdings, Inc.	47,300	10,747
Emperador, Inc.	147,300	17,732
Energy Development Corp.	306,100	36,726
Filinvest Land, Inc.	1,435,000	46,904
First Philippine Holdings Corp.	33,750	48,296
GT Capital Holdings, Inc.	440	10,041
JG Summit Holdings, Inc.	343,300	556,601
Lopez Holdings Corp.	414,200	63,647
LT Group, Inc.	220,200	70,306
Megaworld Corp.	1,270,700	85,600
Metropolitan Bank & Trust	38,258	60,999
Petron Corp.	421,800	74,818
Philippine National Bank	30,748	33,889
Premium Leisure Corp.	846,000	26,472
Rizal Commercial Banking Corp.	34,780	26,618
Robinsons Land Corp.	319,900	146,641
Robinsons Retail Holdings, Inc.	22,800	34,990
San Miguel Corp.	67,120	139,123
Security Bank Corp.	48,450	195,055
Top Frontier Investment Holdings, Inc. *	8,630	47,127
Travellers International Hotel Group, Inc.	183,800	11,722
Union Bank of the Philippines	2,590	4,111
Vista Land & Lifescapes, Inc.	975,500	98,765
		2,632,033
Poland — 1.6%
Asseco Poland SA	17,044	233,373
Bank Millennium SA *	93,801	152,562
Enea SA *	36,048	102,807
Grupa Azoty SA	7,268	126,641
Grupa Lotos SA *	18,791	258,858
Kernel Holding SA	5,526	99,632
KGHM Polska Miedz SA	18,104	528,644
Lubelski Wegiel Bogdanka SA *	963	18,484
Netia SA	36,890	42,418
Orbis SA	1,581	32,691
PGE SA	157,586	453,005
PKP Cargo SA *	3,933	64,464
Polski Koncern Naftowy Orlen SA	27,526	694,102
Powszechna Kasa Oszczednosci Bank Polski SA *	53,221	430,256
		3,237,937
Russia — 2.1%
Gazprom PAO, ADR	432,870	1,934,929
Lukoil PJSC, ADR	37,427	1,982,134
Magnitogorsk Iron & Steel OJSC, GDR	11,936	101,575
Magnitogorsk Iron & Steel Works, GDR	2,142	18,229
RusHydro PJSC, ADR	67,865	109,941
		4,146,808

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa — 7.0%
Aeci Ltd.	22,951	$196,729
African Phoenix Investments Ltd. *@	72,611	3,139
African Rainbow Minerals Ltd.	10,338	73,249
Alexander Forbes Group Holdings Ltd.	70,087	33,590
Allied Electronics Corp., Ltd., N Shares *~§	13,587	10,026
AngloGold Ashanti Ltd., ADR	11,366	122,412
ArcelorMittal South Africa Ltd. *	23,974	17,744
Aveng Ltd. *	43,063	22,693
Barclays Africa Group Ltd. @	72,512	754,022
Barloworld Ltd.	39,661	352,674
Bidvest Group Ltd. (The) @	3,233	37,079
Blue Label Telecoms Ltd.	3,193	4,241
Caxton & CTP Publishers & Printers Ltd.	18,814	16,828
Clover Industries Ltd.	8,698	11,670
Consolidated Infrastructure Group Ltd. *	13,903	21,347
DataTec Ltd.	43,259	166,410
Exxaro Resources Ltd.	27,762	243,948
Gold Fields Ltd., ADR	163,422	576,880
Grindrod Ltd. *	36,236	38,623
Group Five Ltd.	12,182	19,013
Harmony Gold Mining Co., Ltd., ADR	55,043	134,855
Hudaco Industries Ltd.	1,852	19,926
Impala Platinum Holdings Ltd. *	77,694	261,871
Imperial Holdings Ltd.	34,161	420,130
Investec Ltd.	36,632	249,724
Invicta Holdings Ltd.	2,388	10,452
KAP Industrial Holdings Ltd.	93,894	62,567
Kumba Iron Ore Ltd. *@	8,122	122,839
Lewis Group Ltd. @	16,007	49,514
Liberty Holdings Ltd. @	21,825	176,097
Merafe Resources Ltd.	110,968	13,813
Metair Investments Ltd.	23,331	44,084
Mmi Holdings Ltd. @	152,272	259,797
Mondi Ltd.	2,016	48,163
Mpact Ltd.	18,086	41,696
MTN Group Ltd. @	197,093	1,792,255
Murray & Roberts Holdings Ltd.	59,721	68,551
Nampak Ltd. *	66,852	84,809
Nedbank Group Ltd. @	27,286	491,163
Omnia Holdings Ltd.	11,411	138,042
PPC Ltd. *	79,318	38,488
Raubex Group Ltd.	16,897	32,141
RCL Foods Ltd.	15,951	17,834
Reunert Ltd.	23,086	123,894
Royal Bafokeng Platinum Ltd. *	4,240	10,745
Sanlam Ltd. @	5,068	25,449
Sappi Ltd.	44,625	303,116
Sappi Ltd., ADR @	5,071	34,888
Sasol Ltd.	25,120	731,324
Sasol Ltd., ADR @	44,369	1,304,449
Sibanye Gold Ltd.	74,520	159,413
Standard Bank Group Ltd. @	207,913	2,227,708
Steinhoff International Holdings NV	260,553	1,246,226
Super Group Ltd. *	56,256	149,233
Telkom SA SOC Ltd.	55,054	307,888
Tongaat Hulett Ltd.	14,304	131,203
Trencor Ltd.	15,155	44,958
Wilson Bayly Holmes-Ovcon Ltd.	6,827	82,003
		14,183,625
Taiwan — 16.5%
A-DATA Technology Co., Ltd.	20,000	51,545
Ability Enterprise Co., Ltd.	25,195	15,569
AcBel Polytech, Inc.	46,000	36,157
Acer, Inc. *	332,884	157,981
Alpha Networks, Inc.	25,200	19,600
Altek Corp.	23,905	19,066
Ambassador Hotel (The)	20,000	15,490
AmTRAN Technology Co., Ltd.	99,360	72,369
Arcadyan Technology Corp.	17,000	33,896
Ardentec Corp.	61,092	49,832
Asia Cement Corp.	269,269	271,554
Asia Optical Co., Inc. *	41,000	70,129
Asia Pacific Telecom Co., Ltd. *	192,000	63,088
Asia Polymer Corp.	26,775	16,281
Asia Vital Components Co., Ltd.	53,000	45,677
Asustek Computer, Inc.	86,000	850,292
AU Optronics Corp.	868,000	338,990
AU Optronics Corp., ADR @	73,574	281,053
BES Engineering Corp.	229,000	50,113
Capital Securities Corp.	239,661	79,380
Career Technology MFG. Co., Ltd.	39,000	25,514
Casetek Holdings Ltd.	16,000	53,259
Cathay Financial Holding Co., Ltd.	704,000	1,129,927
Cathay Real Estate Development Co., Ltd. *	70,000	49,831
Chang Hwa Commercial Bank Ltd.	568,824	346,815
Cheng Loong Corp.	114,000	57,108
Cheng Uei Precision Industry Co., Ltd.	62,543	81,007
Chia Hsin Cement Corp.	22,000	8,012
Chin-Poon Industrial Co., Ltd.	55,000	111,840
China Airlines Ltd.	422,111	146,767
China Bills Finance Corp.	110,000	50,391
China Development Financial Holding Corp.	1,191,468	327,097
China Life Insurance Co., Ltd.	534,508	528,475
China Metal Products	31,000	31,723
China Motor Corp.	71,195	65,229
China Steel Corp.	1,634,800	1,363,119
China Synthetic Rubber Corp.	61,261	59,459
Chipbond Technology Corp.	97,000	155,047
ChipMOS TECHNOLOGIES, Inc.	34,000	30,423
Chung Hung Steel Corp. *	105,000	37,892
Chung Hwa Pulp Corp.	79,367	28,773
Chung-Hsin Electric & Machinery Manufacturing Corp.	87,000	56,772
Clevo Co.	71,000	65,987
CMC Magnetics Corp. *	288,337	37,631
Compal Electronics, Inc.	648,000	422,852
Compeq Manufacturing Co., Ltd.	118,000	85,362
Continental Holdings Corp.	42,000	15,295
Coretronic Corp.	64,800	95,249
CSBC Corp.	67,240	31,578
CTBC Financial Holding Co., Ltd.	2,428,280	1,500,544
CyberTAN Technology, Inc.	37,000	25,120
D-Link Corp. *	77,112	36,088
Depo Auto Parts Ind Co., Ltd.	5,000	13,677
Dynapack International Technology Corp.	23,000	31,685
E Ink Holdings, Inc.	138,000	119,842
E.Sun Financial Holding Co., Ltd.	1,075,442	653,931
Elite Semiconductor Memory Technology, Inc.	45,000	50,721
Elitegroup Computer Systems Co., Ltd.	58,877	42,398
Entie Commercial Bank Co., Ltd.	45,000	20,021
Epistar Corp. *	128,828	135,653
Eternal Materials Co., Ltd.	40,046	43,553
Eva Airways Corp.	324,728	172,304
Evergreen International Storage & Transport Corp.	54,000	25,449
Evergreen Marine Corp. Taiwan Ltd. *	220,794	103,329
Everlight Chemical Industrial Corp.	26,000	17,609

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Everlight Electronics Co., Ltd.	51,000	$81,687
Far Eastern Department Stores Ltd.	134,220	71,440
Far Eastern International Bank	301,174	94,891
Far Eastern New Century Corp.	519,338	450,147
Farglory Land Development Co., Ltd.	51,721	69,973
Federal Corp.	75,590	36,746
Feng Hsin Iron & Steel Co.	63,000	107,552
First Financial Holding Co., Ltd.	1,145,744	698,567
Formosa Chemicals & Fibre Corp.	44,000	136,890
Formosa Taffeta Co., Ltd.	67,000	71,543
Formosan Rubber Group, Inc.	61,200	34,188
Foxconn Technology Co., Ltd.	137,127	418,036
Fubon Financial Holding Co., Ltd.	993,211	1,620,300
Gemtek Technology Corp.	47,000	41,668
Genius Electronic Optical Co., Ltd. *	9,000	91,060
Getac Technology Corp.	45,000	64,662
Gigabyte Technology Co., Ltd.	76,000	104,948
Gigastorage Corp. *	77,000	57,479
Gintech Energy Corp. *	57,805	33,720
Gloria Material Technology Corp.	94,392	63,462
Goldsun Building Materials Co., Ltd.	193,953	53,950
Grand Pacific Petrochemical	168,000	116,826
Great Wall Enterprise Co., Ltd.	66,300	62,930
Greatek Electronics, Inc.	33,000	45,243
Green Energy Technology, Inc. *	40,149	23,156
HannStar Display Corp. *	443,770	122,122
Hey Song Corp.	19,750	21,903
Ho Tung Chemical Corp. *	105,013	29,972
Holy Stone Enterprise Co., Ltd. *	18,200	23,213
Hon Hai Precision Industry Co., Ltd.	665,335	1,995,402
Hong Pu Real Estate Development Co., Ltd.	21,000	17,856
HTC Corp. *	64,000	163,467
Hua Nan Financial Holdings Co., Ltd.	883,091	493,314
Huaku Development Co., Ltd.	27,000	62,200
Hung Sheng Construction Co., Ltd.	66,000	41,219
Ichia Technologies, Inc. *	72,000	52,441
Innolux Corp.	1,455,757	602,117
Inventec Co., Ltd.	364,282	273,129
ITEQ Corp.	20,000	29,628
Jih Sun Financial Holdings Co., Ltd.	235,822	55,725
KEE TAI Properties Co., Ltd.	99,000	37,522
Kindom Construction Corp.	42,000	30,245
King Yuan Electronics Co., Ltd.	185,100	170,810
King's Town Bank Co., Ltd.	103,000	102,347
Kinpo Electronics	230,000	89,824
Kinsus Interconnect Technology Corp.	44,000	116,299
Kuoyang Construction Co., Ltd.	39,000	16,709
LCY Chemical Corp.	61,000	89,462
Lealea Enterprise Co., Ltd.	109,406	29,963
Lextar Electronics Corp.	40,000	23,202
Li Peng Enterprise Co., Ltd. *	91,245	24,358
Lien Hwa Industrial Corp.	66,975	56,176
Lite-On Technology Corp.	302,874	522,050
Long Chen Paper Co., Ltd.	89,698	77,304
Lotes Co., Ltd.	12,000	35,910
Macronix International *	577,044	241,525
Masterlink Securities Corp.	120,725	35,331
MediaTek, Inc.	23,000	162,973
Mega Financial Holding Co., Ltd.	1,210,850	977,699
Mercuries & Associates Holdings Ltd.	28,350	23,639
Mercuries Life Insurance Co., Ltd. *	77,306	42,293
Micro-Star International Co., Ltd.	40,374	93,941
MIN AIK Technology Co., Ltd.	13,000	14,610
Mitac Holdings Corp.	48,059	53,377
Motech Industries, Inc. *	34,000	31,375
Nan Ya Printed Circuit Board Corp.	24,200	20,657
Neo Solar Power Corp. *	91,849	46,163
Nien Hsing Textile Co., Ltd.	19,358	17,226
OptoTech Corp.	72,000	42,594
Orient Semiconductor Electronics Ltd. *	62,000	21,251
Oriental Union Chemical Corp. *	58,000	45,112
Pan-International Industrial Corp.	34,380	33,765
Pegatron Corp.	287,249	850,126
POU Chen Corp.	146,133	202,277
Powertech Technology, Inc.	58,000	168,786
President Securities Corp. *	104,825	46,121
Prince Housing & Development Corp.	148,970	58,424
Qisda Corp.	315,400	182,946
Radiant Opto-Electronics Corp.	54,000	113,544
Radium Life Tech Co., Ltd. *	99,488	36,887
Realtek Semiconductor Corp.	19,000	67,941
Rich Development Co., Ltd.	120,978	36,562
Ritek Corp. *	117,247	21,794
Ruentex Development Co., Ltd. *	43,097	51,630
Sampo Corp.	62,000	39,334
Sanyang Industry Co., Ltd.	24,573	17,371
Shihlin Electric & Engineering Corp.	27,000	36,395
Shin Kong Financial Holding Co., Ltd. *	881,813	257,198
Shin Zu Shing Co., Ltd.	16,000	45,243
Shining Building Business Co., Ltd. *	64,900	24,063
Shinkong Synthetic Fibers Corp.	186,151	60,307
Sigurd Microelectronics Corp.	53,000	48,384
Simplo Technology Co., Ltd.	12,000	40,735
Sincere Navigation Corp.	27,000	21,089
Sino-American Silicon Products, Inc.	93,000	148,959
SinoPac Financial Holdings Co., Ltd.	1,104,571	344,740
Sirtec International Co., Ltd.	15,000	22,988
Solar Applied Materials Technology Co. *	25,000	10,793
Synnex Technology International Corp.	138,300	148,817
Systex Corp.	20,000	42,449
TA Chen Stainless Pipe Co., Ltd.	84,918	49,956
Taichung Commercial Bank Co., Ltd.	332,605	107,973
Taiflex Scientific Co., Ltd.	37,740	46,332
Tainan Spinning Co., Ltd.	142,427	71,114
Taishin Financial Holding Co., Ltd.	949,647	395,914
Taiwan Business Bank	466,276	129,084
Taiwan Cement Corp.	526,772	630,199
Taiwan Cogeneration Corp.	19,000	14,684
Taiwan Cooperative Financial Holding Co., Ltd.	806,482	401,347
Taiwan Fertilizer Co., Ltd.	87,000	120,425
Taiwan Glass Industrial Corp. *	169,321	97,098
Taiwan Hon Chuan Enterprise Co., Ltd.	36,925	71,556
Taiwan PCB Techvest Co., Ltd.	28,000	29,160
Taiwan Styrene Monomer	46,000	37,597
Taiwan Surface Mounting Technology Co., Ltd.	27,518	25,121
Taiwan Union Technology Corp.	46,000	77,620
Tatung Co., Ltd. *	323,784	138,723
Teco Electric & Machinery Co., Ltd.	247,000	251,131
Test Rite International Co., Ltd.	36,000	23,610
Ton Yi Industrial Corp.	120,000	62,091
Tong Hsing Electronic Industries Ltd.	17,000	75,076
Tong Yang Industry Co., Ltd.	2,921	5,073
TPK Holding Co., Ltd. *	35,000	122,847
Tripod Technology Corp.	71,000	200,066
TSRC Corp.	90,000	103,666
Tung Ho Steel Enterprise Corp.	119,000	92,753
TXC Corp.	56,000	80,099
U-Ming Marine Transport Corp.	47,000	50,574

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Unimicron Technology Corp.	197,000	$108,425
Union Bank of Taiwan	147,593	45,043
Unitech Printed Circuit Board Corp.	92,000	36,385
United Microelectronics Corp.	2,099,513	844,164
Universal Cement Corp.	45,472	40,013
UPC Technology Corp.	127,125	55,094
USI Corp.	127,000	66,132
Wah Lee Industrial Corp.	25,000	40,208
Walsin Lihwa Corp.	385,000	176,370
Wan Hai Lines Ltd.	133,650	77,523
Wei Chuan Foods Corp. *	41,000	24,593
Win Semiconductors Corp.	18,699	83,196
Winbond Electronics Corp.	389,000	217,945
Wisdom Marine Lines Co., Ltd. *	53,178	57,836
Wistron Corp.	407,601	373,447
WPG Holdings Ltd.	231,000	290,058
WT Microelectronics Co., Ltd.	63,751	93,181
Yageo Corp.	57,578	156,932
Yang Ming Marine Transport Corp. *	189,365	43,624
Yeong Guan Energy Technology Group Co., Ltd.	9,000	31,441
YFY, Inc.	150,385	57,245
Yieh Phui Enterprise Co., Ltd. *	143,105	65,557
Yuanta Financial Holding Co., Ltd.	1,088,815	459,317
Yulon Motor Co., Ltd.	111,272	103,598
Zhen Ding Technology Holding Ltd.	54,000	126,891
		33,319,914
Thailand — 2.9%
AP Thailand PCL	308,500	64,640
Asia Aviation PCL	299,900	56,293
Bangchak Petroleum PCL	74,000	71,066
Bangkok Bank PCL, NVDR	23,100	122,012
Bangkok Insurance PCL	2,100	21,573
Bangkokland PCL	1,039,700	55,067
Banpu PCL	178,550	102,882
Charoen Pokphand Foods PCL	242,900	196,158
Esso Thailand PCL *	67,600	21,640
Hana Microelectronics PCL	43,900	60,045
Indorama Ventures PCL	80,300	82,374
IRPC PCL	1,153,000	172,803
Kasikornbank PCL, NVDR	12,000	66,002
Kiatnakin Bank PCL	58,000	117,308
Krung Thai Bank PCL	560,075	332,500
MBK PCL	15,500	6,856
Precious Shipping PCL *	87,600	27,023
PTT Exploration & Production PCL	277,500	751,037
PTT Global Chemical PCL	194,328	414,246
PTT PCL	204,200	2,299,757
Quality Houses PCL	280,800	21,410
Sansiri PCL	950,800	56,446
Thai Airways International PCL *	92,500	49,800
Thai Oil PCL	109,500	240,589
Thaicom PCL	48,300	27,831
Thanachart Capital PCL	81,200	114,017
Thoresen Thai Agencies PCL	166,348	48,168
Tisco Financial Group PCL	22,000	45,937
TMB Bank PCL	278,300	19,761
TPI Polene PCL	1,068,700	81,484
Vinythai PCL	42,500	22,634
		5,769,359
Turkey — 1.1%
Akbank TAS	15,425	36,202
Aksa Akrilik Kimya Sanayii	9,237	27,296
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,490	24,473
Dogan Sirketler Grubu Holding AS *	220,612	41,276
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	8,587	8,695
Eregli Demir ve Celik Fabrikalari TAS	11,032	17,909
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	116,190	37,084
Koza Altin Isletmeleri AS *	2,999	16,437
Koza Anadolu Metal Madencilik Isletmeleri AS *	13,776	7,391
Sekerbank TAS *	54,778	17,785
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	10,829
Tekfen Holding AS	26,275	62,535
Trakya Cam Sanayi AS	56,975	49,537
Turk Hava Yollari *	102,444	154,183
Turk Sise ve Cam Fabrikalari AS	136,525	156,643
Turkiye Garanti Bankasi AS	188,742	460,112
Turkiye Halk Bankasi AS	102,935	293,699
Turkiye Is Bankasi	232,733	424,554
Turkiye Sinai Kalkinma Bankasi AS	86,052	32,674
Turkiye Vakiflar Bankasi TAO	90,420	133,349
Yapi ve Kredi Bankasi AS *	100,385	104,958
		2,117,621
TOTAL COMMON STOCKS
(Identified Cost $186,485,697)		192,713,732

PREFERRED STOCKS — 3.8%
Brazil — 3.7%
Banco ABC Brasil SA, 7.120%	17,510	104,662
Banco do Estado do Rio Grande do Sul SA, PF B, 10.740%	22,800	110,118
Cia Brasileira de Distribuicao, 2.550%	28,643	549,877
Marcopolo SA, 0.058%	88,210	73,823
Petroleo Brasileiro SA, 0.998% *	395,307	1,829,681
Petroleo Brasileiro SA, ADR, 0.900% *	142,818	1,316,782
Suzano Papel e Celulose SA, PF A, 2.330%	67,500	285,903
Usinas Siderurgicas de Minas Gerais SA, PF A, 1.910% *	44,812	63,555
Vale SA, 8.000%	349,681	3,150,994
		7,485,395
Colombia — 0.1%
Avianca Holdings SA, 2.500%	41,262	40,186
Grupo Argos SA, 1.430%	8,921	59,577
Grupo de Inversiones Suramericana SA, 1.120%	9,873	131,183
		230,946
TOTAL PREFERRED STOCKS
(Identified Cost $8,895,930)		7,716,341

RIGHTS AND WARRANTS — 0.0%
Brazil — 0.0%
B2W Cia Digital expires 4/25/17 *	2,864	1,372
China — 0.0%
C C Land Holdings Ltd. expires 4/21/17 *§~	57,500	444
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		1,816

SHORT-TERM INVESTMENTS — 4.4%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.370%	221,000	221,000
Collateral For Securities On Loan — 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio	8,664,032	8,664,032
See notes to schedules of investments

VALUE†
SHORT-TERM INVESTMENTS (Continued)
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $8,885,032)	$8,885,032
Total Investments — 103.8%
(Identified Cost $204,266,659)#	209,316,921
Liabilities, Less Cash and Other Assets — (3.8%)	(7,668,650)
Net Assets — 100.0%	$201,648,271

†	See Note 1
*	Non-income producing security
@	A portion or all of the security were held on loan. As of March 31, 2017, the market value of the securities on loan was $8,993,507.
§	Fair valued security. Fair values are determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2017 amounted to $439,606 or 0.22% of the net assets of the Fund.
~	Bankrupt/delisted security
#	At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $204,266,659. Net unrealized appreciation aggregated $5,050,262 of which $26,485,328 related to appreciated investment securities and $21,435,066 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

See notes to schedules of investments

SA Emerging Markets Value Fund

March 31, 2017
Country Weightings (% of portfolio market value)+ (Unaudited)

Country	Percentage
Korea	17.8%
China	16.8%
Taiwan	16.6%
India	12.3%
Brazil	8.3%
South Africa	7.1%
Mexico	4.0%
Thailand	2.9%
Indonesia	2.8%
Other	11.4%
100.0%

+     Excludes Short-Term Investments

SA Emerging Markets Value Fund

Top largest industry holdings as of March 31, 2017
(As a percentage of net assets)+ (Unaudited):

Industry	Percentage
Commercial Banks	23.7%
Oil, Gas & Consumable Fuels	14.1%
Metals & Mining	9.6%
Electronic Equipment, Instruments & Components	4.4%
Automobiles	4.1%
Real Estate Management & Development	3.6%
Chemicals	3.5%
Industrial Conglomerates	2.9%
Computers & Peripherals	2.4%
Insurance	2.4%

+     Excludes Short-Term Investments

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust	17,192	$516,792
Agree Realty Corp.	5,009	240,232
Alexander's, Inc.	518	223,703
Alexandria Real Estate Equities, Inc.	17,452	1,928,795
American Assets Trust, Inc.	8,315	347,900
American Campus Communities, Inc.	27,869	1,326,286
American Homes 4 Rent., Class A	37,473	860,380
Apartment Investment & Management Co., Class A	35,040	1,554,024
Apple Hospitality REIT, Inc.	33,183	633,795
Ashford Hospitality Prime, Inc.	7,756	82,291
Ashford Hospitality Trust, Inc.	19,998	127,387
AvalonBay Communities, Inc.	29,675	5,448,330
Bluerock Residential Growth REIT, Inc.	3,300	40,623
Boston Properties, Inc.	33,291	4,408,061
Brandywine Realty Trust	39,490	640,923
Brixmor Property Group, Inc.	55,900	1,199,614
Camden Property Trust	19,725	1,587,074
Care Capital Properties, Inc.	19,528	524,717
CareTrust REIT, Inc.	11,450	192,589
CBL & Associates Properties, Inc.	34,365	327,842
Cedar Realty Trust, Inc.	17,672	88,713
Chatham Lodging Trust	8,674	171,312
Chesapeake Lodging Trust	14,236	341,095
City Office REIT, Inc.	2,976	36,158
Colony Starwood Homes	9,199	312,306
Columbia Property Trust, Inc.	20,692	460,397
CoreSite Realty Corp. @	7,619	686,091
Corporate Office Properties Trust	20,988	694,703
Cousins Properties, Inc.	67,428	557,630
CubeSmart	40,685	1,056,183
CyrusOne, Inc.	15,754	810,858
DCT Industrial Trust, Inc.	20,528	987,807
DDR Corp.	70,573	884,280
DiamondRock Hospitality Co.	45,908	511,874
Digital Realty Trust, Inc.	32,333	3,439,908
Douglas Emmett, Inc.	32,605	1,252,032
Duke Realty Corp.	77,881	2,045,934
DuPont Fabros Technology, Inc.	16,321	809,358
Easterly Government Properties, Inc. @	1,300	25,727
EastGroup Properties, Inc.	7,513	552,431
Education Realty Trust, Inc.	14,022	572,799
Empire State Realty Trust, Inc., Class A	25,972	536,062
EPR Properties	14,464	1,064,984
Equinix, Inc.	15,390	6,161,694
Equity Commonwealth *	27,081	845,469
Equity LifeStyle Properties, Inc.	18,280	1,408,657
Equity Residential	78,927	4,910,838
Essex Property Trust, Inc.	14,320	3,315,510
Extra Space Storage, Inc.	28,249	2,101,443
Federal Realty Investment Trust	15,985	2,133,997
FelCor Lodging Trust, Inc.	27,703	208,050
First Industrial Realty Trust, Inc.	26,455	704,497
First Potomac Realty Trust	12,872	132,324
Forest City Realty Trust, Inc., Class A	43,199	940,874
Four Corners Property Trust, Inc.	3,827	87,370
Franklin Street Properties Corp.	22,915	278,188
Gaming & Leisure Properties, Inc.	37,864	1,265,415
Getty Realty Corp.	6,637	167,717
GGP, Inc.	126,933	2,942,307
Gladstone Commercial Corp.	5,964	123,276
Global Net Lease, Inc. @	3,385	81,511
Government Properties Income Trust @	17,229	360,603
Gramercy Property Trust	21,925	576,628
HCP, Inc.	103,101	3,224,999
Healthcare Realty Trust, Inc.	24,902	809,315
Healthcare Trust of America, Inc., Class A	31,584	993,633
Hersha Hospitality Trust	9,632	180,985
Highwoods Properties, Inc.	22,688	1,114,661
Hospitality Properties Trust	36,298	1,144,476
Host Hotels & Resorts, Inc.	161,558	3,014,672
Hudson Pacific Properties, Inc.	26,464	916,713
Independence Realty Trust, Inc.	6,510	60,999
Investors Real Estate Trust	26,116	154,868
Iron Mountain, Inc.	49,787	1,775,902
Kilroy Realty Corp.	20,805	1,499,624
Kimco Realty Corp.	92,831	2,050,637
Kite Realty Group Trust	19,357	416,176
LaSalle Hotel Properties	25,244	730,814
Lexington Realty Trust	48,883	487,852
Liberty Property Trust	33,234	1,281,171
Life Storage, Inc.	8,992	738,423
LTC Properties, Inc.	8,869	424,825
Macerich Co. (The)	27,104	1,745,498
Mack-Cali Realty Corp.	19,584	527,593
Medical Properties Trust, Inc.	58,588	755,199
Mid-America Apartment Communities, Inc.	25,292	2,573,208
Monmouth Real Estate Investment Corp., Class A	14,037	200,308
Monogram Residential Trust, Inc.	12,235	121,983
National Health Investors, Inc.	8,820	640,597
National Retail Properties, Inc.	33,434	1,458,391
National Storage Affiliates Trust	1,654	39,531
New Senior Investment Group, Inc.	17,592	179,438
NexPoint Residential Trust, Inc.	2,800	67,648
NorthStar Realty Europe Corp.	7,232	83,819
Omega Healthcare Investors, Inc.	43,595	1,438,199
One Liberty Properties, Inc.	2,871	67,067
Paramount Group, Inc.	26,438	428,560
Park Hotels & Resorts, Inc.	18,120	465,140
Parkway, Inc.	10,766	214,136
Pebblebrook Hotel Trust @	16,826	491,487
Pennsylvania REIT	14,993	226,994
Physicians Realty Trust	17,513	347,983
Piedmont Office Realty Trust, Inc., Class A	32,747	700,131
Prologis, Inc.	113,431	5,884,800
PS Business Parks, Inc.	4,655	534,208
Public Storage	31,588	6,914,929
QTS Realty Trust, Inc., Class A	8,920	434,850
Quality Care Properties, Inc. *	20,620	388,893
Ramco-Gershenson Properties Trust	18,901	264,992
Realty Income Corp.	56,780	3,380,113
Regency Centers Corp.	33,117	2,198,638
Retail Opportunity Investments Corp.	24,585	517,023
Retail Properties of America, Inc., Class A	53,599	772,898
Rexford Industrial Realty, Inc.	12,916	290,868
RLJ Lodging Trust	28,027	658,915
Ryman Hospitality Properties	10,494	648,844
Sabra Healthcare REIT, Inc.	15,652	437,160
Saul Centers, Inc.	3,327	205,010
Select Income REIT	15,667	404,052
Senior Housing Properties Trust	53,916	1,091,799
Seritage Growth Properties, Class A @	164	7,077
Silver Bay Realty Trust Corp.	7,694	165,190
Simon Property Group, Inc.	67,629	11,634,217
SL Green Realty Corp.	22,219	2,368,990
Sotherly Hotels, Inc.	3,111	19,910
Spirit Realty Capital, Inc.	109,173	1,105,922
STAG Industrial, Inc.	16,666	416,983
STORE Capital Corp.	25,229	602,469

See notes to schedules of investments

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Summit Hotel Properties, Inc.	21,227	$339,207
Sun Communities, Inc.	13,063	1,049,351
Sunstone Hotel Investors, Inc.	48,579	744,716
Tanger Factory Outlet Centers, Inc.	21,805	714,550
Taubman Centers, Inc.	13,717	905,596
Terreno Realty Corp.	10,190	285,320
Tier REIT, Inc.	2,000	34,720
UDR, Inc.	59,824	2,169,218
UMH Properties, Inc.	5,369	81,662
Universal Health Realty Income Trust	3,394	218,913
Urban Edge Properties	22,808	599,850
Urstadt Biddle Properties, Inc.	1,000	17,180
Urstadt Biddle Properties, Inc., Class A	6,307	129,672
Ventas, Inc.	76,469	4,973,544
VEREIT, Inc.	197,220	1,674,406
Vornado Realty Trust	37,135	3,725,012
Washington Prime Group, Inc.	43,142	374,904
Washington REIT	16,908	528,882
Weingarten Realty Investors	27,738	926,172
Welltower, Inc.	77,709	5,503,351
Whitestone REIT	7,118	98,513
WP Carey, Inc.	22,588	1,405,425
Xenia Hotels & Resorts, Inc.	10,828	184,834
		170,683,771
TOTAL COMMON STOCKS (Identified Cost $113,861,385)		170,683,771

SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.3%
State Street Institutional U.S. Government
Money Market Fund, 0.370%	592,392	592,392
Collateral For Securities On Loan — 0.2%
State Street Navigator Securities Lending
Government Money Market Portfolio	320,054	320,054
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $912,446)		912,446
Total Investments — 99.8%
(Identified Cost $114,773,831)#		171,596,217

Cash and Other Assets, Less Liabilities — 0.2%		364,240
Net Assets — 100.0%		$171,960,457

†	See Note 1
@	A portion or all of the security were held on loan. As of March 31, 2017, the market value of the securities on loan was $1,382,436.
*	Non-income producing security
#	At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $114,773,831. Net unrealized appreciation aggregated $56,822,386 of which $59,501,474 related to appreciated investment securities and $2,679,088 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedules of investments

SA Real Estate Securities Fund

March 31, 2017
Portfolio Sectors (% of portfolio market value)+ (Unaudited)

Sector	Percentage
Retail REITs	21.8%
Specialized REITs	16.4%
Residential REITs	16.2%
Office REITs	13.2%
Health Care REITs	13.0%
Industrial REITs	6.7%
Diversified REITs	6.4%
Hotels & Resorts REITs	6.3%
100.0%

+      Excludes Short-Term Investments

SA Worldwide Moderate Growth Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2017 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	257,562	$2,403,055
SA Global Fixed Income Fund €	325,573	3,125,500
SA International Value Fund €	423,574	4,566,132
SA Real Estate Securities Fund €	107,205	1,203,908
SA U.S. Core Market Fund €	204,905	4,327,598
SA U.S. Fixed Income Fund €	283,666	2,884,878
SA U.S. Small Company Fund €	85,304	2,173,553
SA U.S. Value Fund €	186,088	3,366,332
		24,050,956
TOTAL MUTUAL FUNDS
(Identified Cost $22,613,410)		24,050,956

Total Investments — 100.0%
(Identified Cost $22,613,410)#		24,050,956
Liabilities, Less Cash and Other Assets — (0.0%)		(8,738)

Net Assets — 100.0%		$24,042,218

†	See Note 1
€	Affiliated company
#

At March 31, 2017, the aggregate cost of investment securities for U.S. federal income tax purposes was $22,613,410. Net unrealized appreciation aggregated $1,437,546 of which $1,462,911 related to appreciated investment securities and $25,365 related to depreciated investment securities.

See notes to schedules of investments

SA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS – March 31, 2017 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted provisions respecting fair value measurement which provide enhanced guidance to the Pricing Committee (or its designee) for using fair value to measure assets and liabilities. The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of March 31, 2017, in valuing each Fund's investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant
	for Identical	Significant Other	Unobservable	Balance as of
	Investments	Observable Inputs	Inputs	March 31, 2017
Description	(Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$609,596,190	$—	$609,596,190
Short-Term Investments	2,017,387	—	—	2,017,387
Total Investments	$2,017,387	$609,596,190	$—	$611,613,577

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$721,412,212	$—	$721,412,212
Short-Term Investments	25,279,555	—	—	25,279,555
Other Financial Instruments
Forward Foreign Currency Contracts	—	117,568	—	117,568
Total Investments	$25,279,555	$721,529,780	$—	$746,809,335

Liabilities:
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(48,730)	$—	$(48,730)

SA U.S. Core Market Fund (a)
Common Stocks	$695,432,550	$—	$—	$695,432,550
Bonds and Notes	—	5,985	—	5,985
Rights and Warrants	—	—	13,348	13,348
Mutual Funds	29,322,545	—	—	29,322,545
Short-Term Investments	5,257,152	—	—	5,257,152
Total Investments	$730,012,247	$5,985	$13,348	$730,031,580

SA U.S. Value Fund (a)
Common Stocks	$567,141,813	$—	$—	$567,141,813
Short-Term Investments	2,237,228	—	—	2,237,228
Total Investments	$569,379,041	$—	$—	$569,379,041

SA U.S. Small Company Fund (a)
Common Stocks	$402,530,884	$—	$— †	$402,530,884
Rights and Warrants	—	—	7,534 †	7,534
Bonds and Notes	—	84,787	—	84,787
Short-Term Investments	19,106,633	—	—	19,106,633
Total Investments	$421,637,517	$84,787	$7,534 †	$421,729,838

SA International Value Fund (b)
Common Stocks	$688,601,823	$108,832	$—	†	$688,710,655
Preferred Stocks	6,057,007	—	—		6,057,007
Rights and Warrants	293,928	—	—		293,928
Short-Term Investments	52,611,226	—	—		52,611,226
Total Investments	$747,563,984	$108,832	$—	†	$747,672,816

SA International Small Company Fund (a)
Mutual Funds	$341,191,285	$—	$—		$341,191,285
Total Investments	$341,191,285	$—	$—		$341,191,285

SA Emerging Markets Value Fund (c)
Common Stocks	$191,582,333	$1,059,977	$71,422	†	$192,713,732
Preferred Stocks	7,716,341	—	—		7,716,341
Rights and Warrants	1,372	444	—		1,816
Short-Term Investments	8,885,032	—	—		8,885,032
Total Investments	$208,185,078	$1,060,421	$71,422	†	$209,316,921

SA Real Estate Securities Fund (a)
Common Stocks	$170,683,771	$—	$—		$170,683,771
Short-Term Investments	912,446	—	—		912,446
Total Investments	$171,596,217	$—	$—		$171,596,217

SA Worldwide Moderate Growth Fund (a)
Mutual Funds	$24,050,956	$—	$—		$24,050,956
Total Investments	$24,050,956	$—	$—		$24,050,956

*	The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.
†	Contains securities with a market value of $0.
(a)	For the three months ended March 31, 2017, there was no transfer activity between Level 1 and Level 2.
(b)	Common stocks valued at $108,832 were transferred from Level 1 to Level 2 for the three months ended March 31, 2017.
(c)	Common stocks valued at $51,979 were transferred from Level 1 to Level 3 for the three months ended March 31, 2017. Common stocks valued at $988,987 were transferred from Level 1 to Level 2, common stocks valued at $146,104 were transferred from Level 2 to Level 1, and common stocks valued at $60,863 were transferred from Level 3 to Level 1 for the three months ended March 31, 2017.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Funds' policy is to recognize transfers between the levels as of the end of the period. The table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

									Net Change in
									Unrealized
									Appreciation
	Beginning				Total realized			Ending	(Depreciation)
	Balance			Accrued	and	Transfers	Transfers	Balance	on Investments
	June 30,			discounts	unrealized	in to	out of	March 31,	Held at March 31,
	2016	Purchases	Sales	(premiums)	gains (losses)	Level 3	Level 3(1)	2017	2017
SA U.S. Core
Market Fund
Rights and
Warrants	$13,348	—	—	—	—	—	—	$13,348	—
SA U.S. Small
Company Fund
Common Stocks(2)	—	—	—	—	—	—	—	—	—
Rights and
Warrants(2)(3)	—	—	(8,836)	—	16,370	—	—	7,534	7,534
SA International
Value Fund
Common Stocks(2)	—	—	—	—	—	—	—	—	—
SA Emerging
Markets Value
Fund
Common Stocks(2)	111,743	—	(138,508)	—	107,071	51,979	(60,863)	71,422	(79,044)

(1)	Financial assets were transferred from Level 3 to Level 2 as there was sufficient, reliable and observable market data to value these assets.
(2)	Level 3 included securities with a fair value of $0.
(3)	Includes Level 3 security received from a corporation action.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of March 31, 2017, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
			Value of Non-	(Including
	Value of	Value of Cash	Cash	Calculated
	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$33,134,551	$22,652,903	$11,111,100	$33,838,485
SA U.S. Core Market Fund	$20,590,360	$4,002,152	$17,069,240	$21,096,270
SA U.S. Value Fund	$12,695,675	$1,137,228	$11,864,447	$12,995,003
SA U.S. Small Company Fund	$27,104,823	$15,924,633	$11,833,282	$27,820,304
SA International Value Fund	$74,763,820	$50,986,226	$26,430,293	$77,161,794
SA Emerging Markets Value Fund	$8,993,507	$8,664,032	$1,215,944	$9,506,050
SA Real Estate Securities Fund	$1,382,436	$320,054	$1,077,802	$1,417,604

†	Balances represent the end-of-day fair market value of securities lending collateral that will be reflected by the Funds as of the next business day.
*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 ("ASU No. 2014-11"), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

	Remaining Contractual Maturity of the Agreements
	As of March 31, 2017
	Overnight and		Between
Securities Lending Transaction (1)	Continuous	<30 days	30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Bonds and Notes	$22,652,903	$—	$—	$—	$22,652,903
Total Borrowings	$22,652,903	$—	$—	$—	$22,652,903
Gross amount of recognized liabilities for securities lending transactions					$22,652,903

SA U.S. Core Market Fund
Common Stocks	$4,002,152	$—	$—	$—	$4,002,152
Total Borrowings	$4,002,152	$—	$—	$—	$4,002,152
Gross amount of recognized liabilities for securities lending transactions					$4,002,152

SA U.S. Value Fund
Common Stocks	$1,137,228	$—	$—	$—	$1,137,228
Total Borrowings	$1,137,228	$—	$—	$—	$1,137,228
Gross amount of recognized liabilities for securities lending transactions					$1,137,228

SA U.S. Small Company Fund
Common Stocks	$15,924,633	$—	$—	$—	$15,924,633
Total Borrowings	$15,924,633	$—	$—	$—	$15,924,633
Gross amount of recognized liabilities for securities lending transactions					$15,924,633

SA International Value Fund
Common Stocks	$50,681,499	$—	$—	$—	$50,681,499
Rights and Warrants	304,727	—	—	—	304,727
Total	$50,986,226	$—	$—	$—	$50,986,226
Total Borrowings	$50,986,226	$—	$—	$—	$50,986,226
Gross amount of recognized liabilities for securities lending transactions					$50,986,226

SA Emerging Markets Value Fund
Common Stocks	$8,664,032	$—	$—	$—	$8,664,032
Total Borrowings	$8,664,032	$—	$—	$—	$8,664,032
Gross amount of recognized liabilities for securities lending transactions					$8,664,032

SA Real Estate Securities Fund
Common Stocks	$320,054	$—	$—	$—	$320,054
Total Borrowings	$320,054	$—	$—	$—	$320,054
Gross amount of recognized liabilities for securities lending transactions					$320,054

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks, and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At March 31, 2017, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local			Unrealized
	Delivery	Currency	Aggregate		Appreciation/
	Date	Amount	Face Amount	Total Value	(Depreciation)
Pound Sterling (sell)	4/18/2017	655,119	$806,008	$821,065	$(15,057)
Singapore Dollar (sell)	5/22/2017	10,970,146	$7,811,591	$7,845,264	$(33,673)
Swedish Krona (sell)	4/24/2017	66,659,634	$7,563,616	$7,446,048	$117,568
					$68,838

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities that have generally been fair value factored. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2017
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$4,261,655,903
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	2,787,599,413
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,872,751,761
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,364,172,455
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	1,149,977,593
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $9,963,894,261)	11,436,157,125
TOTAL INVESTMENTS — (100.0%) (Cost $9,963,894,261)^^	$11,436,157,125

Summary of the Portfolio's investments as of March 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,436,157,125	—	—	$11,436,157,125
Futures Contracts**	(243,844)	—	—	(243,844)
TOTAL	$11,435,913,281	—	—	$11,435,913,281

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2017, the Fund consists of ninety-six operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Shares held by the Portfolio in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the series of The DFA Investment Trust Company reflect its proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At March 31, 2017, the Series had outstanding futures contracts (dollar amounts in thousands):

					Unrealized
		Expiration	Number of	Contract	Gain	Cash
	Description	Date	Contracts*	Value	(Loss)	Collateral
International Small	RUSSELL 2000 MINI
Company Portfolio	JUN17 IFUS 20170616	06/16/17	240	$16,613	$242	$—
	S+P500 EMINI FUT
International Small	JUN17 XCME
Company Portfolio	20170616	06/16/17	550	64,878	(486)	—
				$81,491	$(244)	$—

Federal Tax Cost

At March 31, 2017, the total cost of securities for federal income tax purposes was $10,068,726,686.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2017
(Unaudited)

		Shares	Value††
COMMON STOCKS — (87.9%)
Consumer Discretionary — (16.9%)
	Adastria Co., Ltd.	194,640	$4,853,388
	Adventure, Inc.	1,400	128,047
#	Aeon Fantasy Co., Ltd.	49,332	1,282,317
#*	AGORA Hospitality Group Co., Ltd.	591,000	190,917
	Ahresty Corp.	137,600	1,407,605
	Aisan Industry Co., Ltd.	203,300	1,715,016
#*	Akebono Brake Industry Co., Ltd.	592,900	1,857,193
#*	Allied Architects, Inc.	9,900	329,409
#	Alpen Co., Ltd.	111,900	1,949,168
	Alpha Corp.	32,400	579,915
	Alpine Electronics, Inc.	277,500	3,993,737
	Amiyaki Tei Co., Ltd.	25,900	961,374
	Amuse, Inc.	70,298	1,576,793
*	Anrakutei Co., Ltd.	2,200	90,128
#	AOI TYO Holdings, Inc.	109,931	827,469
	AOKI Holdings, Inc.	268,400	3,110,147
	Aoyama Trading Co., Ltd.	304,000	10,454,608
#	Arata Corp.	40,900	1,116,472
	Arcland Sakamoto Co., Ltd.	176,200	2,121,243
	Arcland Service Holdings Co., Ltd.	42,400	1,167,659
	Asahi Broadcasting Corp.	33,300	227,263
	Asahi Co., Ltd.	105,600	1,232,560
	Asante, Inc.	23,600	344,953
	Asatsu-DK, Inc.	207,400	5,275,128
	Ashimori Industry Co., Ltd.	254,000	363,846
	ASKUL Corp.	110,300	3,239,606
*	Asti Corp.	57,000	322,158
#	Atom Corp.	510,100	3,333,051
	Atsugi Co., Ltd.	961,000	1,131,688
#	Autobacs Seven Co., Ltd.	455,700	6,773,441
	Avex Group Holdings, Inc.	225,400	3,263,747
	Beenos, Inc.	5,900	80,015
	Belluna Co., Ltd.	291,800	2,181,743
#	Best Bridal, Inc.	109,400	593,330
	Best Denki Co., Ltd.	360,200	492,714
	Bic Camera, Inc.	546,600	5,026,499
#	Bookoff Corp.	59,400	421,873
#	BRONCO BILLY Co., Ltd.	62,800	1,628,352
	Can Do Co., Ltd.	65,500	1,043,961
	Central Automotive Products, Ltd.	10,200	118,069
#	Central Sports Co., Ltd.	33,800	1,065,476
	Ceres, Inc.	8,400	114,446
	CHIMNEY Co., Ltd.	27,800	676,256
	Chiyoda Co., Ltd.	102,100	2,395,931
	Chofu Seisakusho Co., Ltd.	127,700	2,988,511
	Chori Co., Ltd.	71,800	1,253,374
	Chuo Spring Co., Ltd.	196,000	638,499
	Clarion Co., Ltd.	677,000	2,798,959
	Cleanup Corp.	129,700	954,972
#	Coco's Japan Co., Ltd.	12,000	217,548
#	Colowide Co., Ltd.	363,400	6,098,384

	Corona Corp.	86,700	$882,907
#	Create Restaurants Holdings, Inc.	263,900	2,345,058
*	D.A. Consortium Holdings, Inc.	118,700	1,466,757
	Daido Metal Co., Ltd.	195,500	1,719,627
#	Daidoh, Ltd.	139,800	539,451
	Daiichikosho Co., Ltd.	101,900	4,102,522
#	Daikoku Denki Co., Ltd.	51,800	773,268
	Daikyonishikawa Corp.	221,700	2,908,188
	Dainichi Co., Ltd.	49,300	316,021
#	Daisyo Corp.	47,200	662,085
	DCM Holdings Co., Ltd.	530,600	4,906,073
	Descente, Ltd.	250,600	2,980,906
	Doshisha Co., Ltd.	146,100	2,711,296
	Doutor Nichires Holdings Co., Ltd.	195,386	3,826,024
	Dunlop Sports Co., Ltd.	76,600	715,493
	Dynic Corp.	174,000	306,242
	Eagle Industry Co., Ltd.	147,200	2,011,386
#	EDION Corp.	513,900	4,738,282
#	ES-Con Japan, Ltd.	209,400	767,916
	ESCRIT, Inc.	5,200	36,133
	Exedy Corp.	193,000	5,527,932
#	F-Tech, Inc.	46,600	592,796
	FCC Co., Ltd.	231,400	4,619,053
#	Fields Corp.	85,300	887,998
	Fine Sinter Co., Ltd.	9,800	171,689
	First Juken Co., Ltd.	22,400	307,479
	FJ Next Co., Ltd.	63,000	547,470
	Foster Electric Co., Ltd.	153,700	2,638,399
	France Bed Holdings Co., Ltd.	139,600	1,163,214
#	FTGroup Co., Ltd.	74,000	507,118
#	Fuji Co., Ltd.	111,400	2,438,822
	Fuji Corp.	16,000	332,463
	Fuji Corp., Ltd.	149,600	978,858
	Fuji Kiko Co., Ltd.	137,400	682,146
#	Fuji Kyuko Co., Ltd.	256,000	2,268,735
	Fuji Oozx, Inc.	6,000	21,885
	Fujibo Holdings, Inc.	67,100	1,857,908
	Fujikura Rubber, Ltd.	107,000	659,790
#	Fujio Food System Co., Ltd.	10,700	267,152
#	Fujishoji Co., Ltd.	47,100	477,359
#	Fujita Kanko, Inc.	396,000	1,240,526
	FuKoKu Co., Ltd.	40,800	335,175
#	Funai Electric Co., Ltd.	121,700	1,035,519
#	Furukawa Battery Co., Ltd. (The)	89,000	609,449
	Furyu Corp.	16,600	213,481
	Futaba Industrial Co., Ltd.	344,700	2,485,311
	G-7 Holdings, Inc.	32,000	725,042
	G-Tekt Corp.	110,800	1,957,667
	Gakken Holdings Co., Ltd.	31,300	868,994
	Gakkyusha Co., Ltd.	26,500	364,475
#	Genki Sushi Co., Ltd.	17,200	341,452
#	Geo Holdings Corp.	223,300	2,456,023
	Gfoot Co., Ltd.	20,600	137,911

	GLOBERIDE, Inc.	62,299	$1,035,661
#	Gokurakuyu Holdings Co., Ltd.	37,600	297,958
	Goldwin, Inc.	4,000	210,820
#	Golf Digest Online, Inc.	52,500	382,750
#*	Gourmet Kineya Co., Ltd.	85,000	811,747
	GSI Creos Corp.	306,000	376,551
	Gunze, Ltd.	1,080,000	4,417,802
#	H-One Co., Ltd.	103,500	1,550,185
	H2O Retailing Corp.	326,600	5,249,805
	Hagihara Industries, Inc.	35,500	887,055
	Hakuyosha Co., Ltd.	6,500	166,658
#	Handsman Co., Ltd.	26,500	416,879
	Happinet Corp.	93,800	1,454,554
	Hard Off Corp. Co., Ltd.	57,900	582,066
#	Haruyama Holdings, Inc.	47,900	420,373
	Heian Ceremony Service Co., Ltd.	6,700	58,932
	Heiwa Corp.	115,500	2,878,786
	HI-LEX Corp.	63,100	1,675,549
	Hiday Hidaka Corp.	117,656	2,545,974
#	Himaraya Co., Ltd.	35,900	265,518
#	Hiramatsu, Inc.	174,500	1,047,322
#	HIS Co., Ltd.	247,200	5,794,185
	Honeys Holdings Co., Ltd.	106,040	1,060,758
	Hoosiers Holdings	181,100	1,040,024
	Hotland Co., Ltd.	34,800	375,588
	I K K, Inc.	35,300	254,020
	IBJ, Inc.	103,500	539,149
#	Ichibanya Co., Ltd.	57,358	1,897,750
	Ichikoh Industries, Ltd.	286,000	1,417,896
#	IDOM, Inc.	420,500	2,681,107
	IJT Technology Holdings Co., Ltd.	124,680	752,935
	Imasen Electric Industrial	93,900	849,620
	Imperial Hotel, Ltd.	12,300	230,529
#	Intage Holdings, Inc.	98,600	1,774,276
#*	Izutsuya Co., Ltd.	61,699	225,756
#	Janome Sewing Machine Co., Ltd.	106,400	745,036
	Japan Wool Textile Co., Ltd. (The)	343,000	2,710,158
#	Jin Co., Ltd.	84,100	4,394,218
#	Joban Kosan Co., Ltd.	35,399	510,788
#	Jolly - Pasta Co., Ltd.	10,800	150,536
	Joshin Denki Co., Ltd.	208,000	2,121,887
#	Joyful Honda Co., Ltd.	29,300	979,400
#	JP-Holdings, Inc.	374,800	944,082
#	JVC Kenwood Corp.	885,430	2,310,391
#	K's Holdings Corp.	48,000	883,002
*	Kadokawa Dwango	328,233	4,716,367
#*	Kappa Create Co., Ltd.	145,300	1,613,465
	Kasai Kogyo Co., Ltd.	143,900	1,851,383
	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	946,352
	Keihin Corp.	267,500	4,399,508
#	Keiyo Co., Ltd.	179,800	919,793
#	KFC Holdings Japan, Ltd.	90,600	1,591,520
	Ki-Star Real Estate Co., Ltd.	11,400	160,455

*	Kintetsu Department Store Co., Ltd.	272,000	$832,595
#	Kitamura Co., Ltd.	2,000	13,322
*	KNT-CT Holdings Co., Ltd.	697,000	865,308
#	Kohnan Shoji Co., Ltd.	188,500	3,570,616
#*	Kojima Co., Ltd.	176,000	474,636
	Komatsu Seiren Co., Ltd.	193,700	1,230,800
#	Komehyo Co., Ltd.	24,800	240,161
	Komeri Co., Ltd.	202,200	5,003,639
#	Konaka Co., Ltd.	120,060	659,733
	Koshidaka Holdings Co., Ltd.	56,300	1,194,755
#	Kourakuen Corp.	53,900	812,524
	KU Holdings Co., Ltd.	130,900	1,073,503
	Kura Corp.	69,200	2,898,205
	Kurabo Industries, Ltd.	1,241,000	2,738,186
	KYB Corp.	1,157,000	6,029,046
#	Kyoritsu Maintenance Co., Ltd.	167,662	5,008,591
#*	Laox Co., Ltd.	190,100	1,103,945
#	LEC, Inc.	83,200	1,785,095
	Look, Inc.	228,000	426,783
#	Mamiya-Op Co., Ltd.	25,800	289,829
	Mars Engineering Corp.	50,500	1,049,586
#*	Maruzen CHI Holdings Co., Ltd.	41,700	133,536
#	Matsuya Co., Ltd.	188,500	1,790,352
#	Matsuya Foods Co., Ltd.	52,900	1,972,007
#*	Meganesuper Co., Ltd.	271,300	168,168
	Meiko Network Japan Co., Ltd.	146,800	1,612,673
#	Meiwa Estate Co., Ltd.	65,400	416,454
	Mikuni Corp.	124,200	505,613
#	Misawa Homes Co., Ltd.	164,000	1,531,763
	Mitsuba Corp.	208,690	4,128,000
	Mitsui Home Co., Ltd.	165,000	922,677
#	Mizuno Corp.	594,000	3,070,625
#	Monogatari Corp. (The)	31,500	1,446,563
#	Morito Co., Ltd.	58,200	478,163
	Mr Max Corp.	102,200	369,912
	Murakami Corp.	14,700	297,491
	Musashi Seimitsu Industry Co., Ltd.	145,900	3,734,188
#	Nafco Co., Ltd.	35,800	579,152
	Nagawa Co., Ltd.	21,100	747,376
*	Naigai Co., Ltd.	544,000	278,547
#	Nakayamafuku Co., Ltd.	16,800	126,018
#	Next Co., Ltd.	353,100	2,404,307
#	Nextage Co., Ltd.	14,800	169,327
	Nice Holdings, Inc.	444,000	607,853
	Nichirin Co., Ltd.	23,100	446,593
#	Nihon Eslead Corp.	39,600	539,030
	Nihon House Holdings Co., Ltd.	233,300	1,025,360
	Nihon Plast Co., Ltd.	46,100	522,230
	Nihon Tokushu Toryo Co., Ltd.	78,800	1,218,243
	Nippon Felt Co., Ltd.	58,200	267,434
	Nippon Piston Ring Co., Ltd.	48,600	1,086,340
	Nippon Seiki Co., Ltd.	244,400	5,266,013
	Nippon View Hotel Co., Ltd.	14,000	176,678

	Nishikawa Rubber Co., Ltd.	16,600	$264,126
#	Nishimatsuya Chain Co., Ltd.	250,300	2,831,345
	Nissan Shatai Co., Ltd.	255,200	2,305,553
	Nissan Tokyo Sales Holdings Co., Ltd.	208,000	760,931
#	Nissei Build Kogyo Co., Ltd.	388,000	1,922,750
	Nissin Kogyo Co., Ltd.	230,200	4,133,146
	Nittan Valve Co., Ltd.	86,000	311,004
#	Nojima Corp.	135,300	1,724,731
	Ohashi Technica, Inc.	37,600	466,581
	Ohsho Food Service Corp.	66,700	2,468,287
*	Oisix, Inc.	11,300	237,495
#	Onward Holdings Co., Ltd.	736,000	5,056,967
#	Ootoya Holdings Co., Ltd.	18,500	339,991
#*	Open Door, Inc.	10,700	294,389
#	OPT Holdings, Inc.	86,700	818,813
#	Otsuka Kagu, Ltd.	61,500	522,037
#	Pacific Industrial Co., Ltd.	248,400	3,539,845
#	PAL GROUP Holdings Co., Ltd.	75,500	1,831,466
	PALTAC Corp.	214,634	5,985,617
#	PanaHome Corp.	507,200	4,655,655
	PAPYLESS Co., Ltd.	14,200	431,744
	Parco Co., Ltd.	123,400	1,322,253
	Paris Miki Holdings, Inc.	161,800	681,396
#	PC Depot Corp.	234,241	1,120,636
	People Co., Ltd.	17,000	285,836
	Pepper Food Service Co., Ltd.	18,500	295,723
#	PIA Corp.	22,400	590,524
	Piolax, Inc.	170,100	3,896,753
#*	Pioneer Corp.	1,938,300	3,854,817
	Plenus Co., Ltd.	133,800	2,967,966
	Press Kogyo Co., Ltd.	597,300	2,995,613
#	Pressance Corp.	214,000	2,578,001
	Proto Corp.	64,100	842,487
#	Raccoon Co., Ltd.	30,400	134,257
	Regal Corp.	4,000	10,413
#	Renaissance, Inc.	60,600	975,538
#*	Renown, Inc.	306,000	310,419
#	Resol Holdings Co., Ltd.	168,000	529,740
#	Resorttrust, Inc.	260,600	4,595,516
	Rhythm Watch Co., Ltd.	559,000	959,601
	Riberesute Corp.	36,900	297,738
#	Ride On Express Co., Ltd.	21,300	166,196
#	Right On Co., Ltd.	91,325	789,215
	Riken Corp.	54,100	2,392,292
	Ringer Hut Co., Ltd.	134,600	2,763,653
	Riso Kyoiku Co., Ltd.	211,700	1,289,225
	Round One Corp.	456,600	3,630,293
	Royal Holdings Co., Ltd.	186,600	3,777,329
*	Royal Hotel, Ltd. (The)	6,000	11,537
#	Sac's Bar Holdings, Inc.	106,750	1,216,872
	Saizeriya Co., Ltd.	194,300	4,878,447
#	Sakai Ovex Co., Ltd.	29,799	483,073
	San Holdings, Inc.	15,400	224,558

*	Sanden Holdings Corp.	714,000	$2,380,107
#	Sanei Architecture Planning Co., Ltd.	50,300	689,735
	Sangetsu Corp.	328,750	5,509,097
#	Sanko Marketing Foods Co., Ltd.	27,800	239,579
	Sankyo Seiko Co., Ltd.	183,400	644,455
	Sanoh Industrial Co., Ltd.	136,500	1,022,806
#	Sanrio Co., Ltd.	306,400	5,641,858
	Sanyei Corp.	500	16,415
#	Sanyo Electric Railway Co., Ltd.	354,000	1,800,386
	Sanyo Housing Nagoya Co., Ltd.	56,500	486,484
#	Sanyo Shokai, Ltd.	694,000	1,029,700
#	Scroll Corp.	166,300	517,568
#	Seiko Holdings Corp.	979,407	3,996,533
	Seiren Co., Ltd.	306,800	4,592,180
	Senshukai Co., Ltd.	213,600	1,541,957
#	Septeni Holdings Co., Ltd.	609,000	2,199,369
#	SFP Dining Co., Ltd.	51,700	656,968
#	Shidax Corp.	111,200	433,518
	Shikibo, Ltd.	779,000	986,674
	Shimachu Co., Ltd.	297,200	7,255,436
	Shimojima Co., Ltd.	27,900	291,788
#	Shobunsha Publications, Inc.	258,500	1,621,150
	Shochiku Co., Ltd.	54,000	636,904
	Shoei Co., Ltd.	59,200	1,475,798
*	Showa Corp.	317,500	2,700,982
	SKY Perfect JSAT Holdings, Inc.	831,000	3,523,750
#	Snow Peak, Inc.	22,200	632,785
	SNT Corp.	92,800	560,325
#	Soft99 Corp.	68,600	531,678
#	Sotoh Co., Ltd.	41,400	419,424
	SPK Corp.	19,800	451,895
	St Marc Holdings Co., Ltd.	101,400	2,984,762
	Starts Corp., Inc.	185,900	3,883,500
	Step Co., Ltd.	41,900	575,939
#	Studio Alice Co., Ltd.	57,700	1,188,389
	Suminoe Textile Co., Ltd.	323,000	823,940
	Sumitomo Riko Co., Ltd.	235,200	2,383,438
#	Sun Corp.	75,700	511,423
	Suncall Corp.	42,400	213,641
	T RAD Co., Ltd.	427,000	1,265,559
#	T-Gaia Corp.	155,100	2,671,574
	Tachi-S Co., Ltd.	167,740	3,345,747
#	Tachikawa Corp.	52,400	425,521
	Taiho Kogyo Co., Ltd.	98,200	1,467,191
#*	Takata Corp.	168,000	722,812
#	Take And Give Needs Co., Ltd.	54,070	472,453
#	Takihyo Co., Ltd.	104,000	420,928
#	Tama Home Co., Ltd.	95,900	547,332
	Tamron Co., Ltd.	128,500	2,327,691
#	TASAKI & Co., Ltd.	88,900	1,759,087
	TBK Co., Ltd.	118,500	534,912
	Tear Corp.	24,900	175,712
#	Tenpos Busters Co., Ltd.	14,900	270,440

	Tigers Polymer Corp.	50,600	$327,134
	Toa Corp.	129,500	1,126,451
#	Toabo Corp.	54,799	267,170
#	Toei Animation Co., Ltd.	26,100	1,562,265
	Toei Co., Ltd.	449,000	3,842,373
	Tohokushinsha Film Corp.	30,600	190,988
	Tokai Rika Co., Ltd.	318,800	6,436,367
	Token Corp.	47,550	3,737,873
*	Tokyo Base Co., Ltd.	16,800	444,809
	Tokyo Dome Corp.	567,100	5,272,719
#	Tokyo Individualized Educational Institute, Inc.	116,600	1,663,462
	Tokyo Radiator Manufacturing Co., Ltd.	12,600	107,655
	Tokyotokeiba Co., Ltd.	899,000	2,084,263
#	Tokyu Recreation Co., Ltd.	83,000	596,287
	Tomy Co., Ltd.	440,593	4,415,697
	Topre Corp.	264,300	6,896,878
#	Toridoll Holdings Corp.	146,300	3,181,238
#	Torikizoku Co., Ltd.	43,700	948,626
	Tosho Co., Ltd.	51,200	2,174,472
	Tow Co., Ltd.	81,600	529,323
	Toyo Tire & Rubber Co., Ltd.	623,700	11,229,973
	TPR Co., Ltd.	131,000	4,304,385
	TS Tech Co., Ltd.	291,000	7,841,155
	TSI Holdings Co., Ltd.	439,895	3,172,906
	Tsukamoto Corp. Co., Ltd.	190,000	211,756
#	Tsutsumi Jewelry Co., Ltd.	50,900	953,240
	TV Asahi Holdings Corp.	63,100	1,195,618
	Tv Tokyo Holdings Corp.	86,300	1,976,861
#*	U-Shin, Ltd.	114,300	753,340
#	Umenohana Co., Ltd.	4,300	104,328
	Unipres Corp.	230,700	4,826,468
#	United Arrows, Ltd.	157,600	4,786,191
#*	Unitika, Ltd.	3,992,000	3,329,039
	Universal Entertainment Corp.	14,100	451,275
	ValueCommerce Co., Ltd.	79,800	311,305
#*	Vector, Inc.	166,500	2,021,729
#	VIA Holdings, Inc.	90,300	900,742
#	Village Vanguard Co., Ltd.	32,100	315,608
#	VT Holdings Co., Ltd.	508,400	2,648,997
	Wacoal Holdings Corp.	676,000	8,351,140
#	WATAMI Co., Ltd.	141,100	1,582,026
	Watts Co., Ltd.	4,500	53,406
	Workman Co., Ltd.	2,200	65,033
	Wowow, Inc.	49,200	1,706,938
	Xebio Holdings Co., Ltd.	167,200	2,596,528
	Yachiyo Industry Co., Ltd.	27,900	319,862
	Yamato International, Inc.	13,900	52,077
#	Yasunaga Corp.	32,000	465,178
	Yellow Hat, Ltd.	92,700	2,152,531
#	Yomiuri Land Co., Ltd.	243,000	939,798
	Yondoshi Holdings, Inc.	33,220	741,928
	Yorozu Corp.	113,300	1,745,177
	Yoshinoya Holdings Co., Ltd.	54,500	792,785

#	Yume No Machi Souzou Iinkai Co., Ltd.	83,600	$617,173
	Yutaka Giken Co., Ltd.	3,100	68,221
	Zenrin Co., Ltd.	161,500	3,452,425
#*	ZIGExN Co., Ltd.	93,800	1,029,035
#	Zojirushi Corp.	232,300	3,372,629
Total Consumer Discretionary			629,832,848

Consumer Staples — (7.3%)
#	Aeon Hokkaido Corp.	273,900	1,491,159
	Ahjikan Co., Ltd.	2,500	35,504
	Ain Holdings, Inc.	124,600	8,412,023
	Albis Co., Ltd.	15,900	492,356
	Arcs Co., Ltd.	247,700	5,926,476
#	Ariake Japan Co., Ltd.	122,300	7,714,428
	Artnature, Inc.	120,700	807,766
	Axial Retailing, Inc.	89,900	3,433,806
	Belc Co., Ltd.	65,300	2,543,207
	Bourbon Corp.	11,400	271,330
#	C'BON COSMETICS Co., Ltd.	4,200	94,272
	Cawachi, Ltd.	91,800	2,487,780
	Chubu Shiryo Co., Ltd.	119,300	1,280,785
#	Chuo Gyorui Co., Ltd.	93,000	232,980
	Ci:z Holdings Co., Ltd.	164,800	4,898,018
*	Coca-Cola East Japan Co., Ltd.	108,400	2,611,443
	Cocokara fine, Inc.	109,660	4,770,673
#	Cota Co., Ltd.	19,250	216,461
	Create SD Holdings Co., Ltd.	164,400	3,926,474
#	Daikokutenbussan Co., Ltd.	38,300	1,736,792
	DyDo Group Holdings, Inc.	54,200	2,537,816
#	Earth Chemical Co., Ltd.	32,500	1,749,702
	Ebara Foods Industry, Inc.	3,600	67,010
	Eco's Co., Ltd.	30,500	323,172
	FamilyMart UNY Holdings Co., Ltd.	—	24
#	Fancl Corp.	95,300	1,374,628
#	Feed One Co., Ltd.	812,440	1,446,271
*	First Baking Co., Ltd.	183,000	204,014
#	Fuji Oil Holdings, Inc.	362,600	8,504,670
	Fujicco Co., Ltd.	108,700	2,486,086
#	Genky Stores, Inc.	25,500	1,577,305
	HABA Laboratories, Inc.	6,400	223,056
	Hagoromo Foods Corp.	39,000	466,265
	Halows Co., Ltd.	26,500	536,363
	Havix Corp.	5,100	62,238
*	Hayashikane Sangyo Co., Ltd.	24,200	187,904
	Heiwado Co., Ltd.	182,000	4,425,240
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	539,701
	Hokuto Corp.	154,600	2,794,296
	House Foods Group, Inc.	99,700	2,178,077
	Ichimasa Kamaboko Co., Ltd.	4,600	51,751
	Imuraya Group Co., Ltd.	2,700	42,675
#	Inageya Co., Ltd.	177,800	2,477,635
#	Itochu-Shokuhin Co., Ltd.	28,300	1,166,413
	Iwatsuka Confectionery Co., Ltd.	2,200	88,401

	J-Oil Mills, Inc.	57,100	$2,154,531
	Kadoya Sesame Mills, Inc.	700	35,583
	Kakiyasu Honten Co., Ltd.	39,300	683,137
#	Kameda Seika Co., Ltd.	72,000	3,158,093
	Kaneko Seeds Co., Ltd.	29,600	388,891
	Kato Sangyo Co., Ltd.	121,700	3,134,480
#	Kenko Mayonnaise Co., Ltd.	62,800	1,545,239
	Key Coffee, Inc.	109,700	2,150,598
	Kirindo Holdings Co., Ltd.	29,300	211,416
	Kobe Bussan Co., Ltd.	78,000	3,022,182
#	Kotobuki Spirits Co., Ltd.	117,200	2,887,365
	Kusuri no Aoki Holdings Co., Ltd.	93,900	4,191,914
#	Kyokuyo Co., Ltd.	60,199	1,588,461
	Life Corp.	165,100	4,842,469
	Mandom Corp.	104,400	4,913,660
	Marudai Food Co., Ltd.	611,000	2,678,660
	Maruha Nichiro Corp.	244,307	7,420,396
#	Maxvalu Nishinihon Co., Ltd.	9,200	134,367
#	Maxvalu Tokai Co., Ltd.	49,300	840,385
	Medical System Network Co., Ltd.	150,000	730,313
	Megmilk Snow Brand Co., Ltd.	181,700	5,009,213
#	Meito Sangyo Co., Ltd.	52,200	692,839
	Milbon Co., Ltd.	72,276	3,635,050
	Ministop Co., Ltd.	95,600	1,797,480
	Mitsubishi Shokuhin Co., Ltd.	81,100	2,519,708
	Mitsui Sugar Co., Ltd.	112,770	2,743,612
	Miyoshi Oil & Fat Co., Ltd.	379,000	479,857
	Morinaga & Co., Ltd.	40,300	1,789,138
	Morinaga Milk Industry Co., Ltd.	1,164,000	8,665,336
	Morozoff, Ltd.	189,000	939,070
	Nagatanien Holdings Co., Ltd.	138,000	1,797,210
	Nakamuraya Co., Ltd.	18,400	813,026
#	Natori Co., Ltd.	43,700	726,662
	Nichimo Co., Ltd.	170,000	276,619
	Nihon Chouzai Co., Ltd.	32,760	1,115,909
	Niitaka Co., Ltd.	2,060	36,146
	Nippon Beet Sugar Manufacturing Co., Ltd.	66,100	1,404,460
	Nippon Flour Mills Co., Ltd.	361,000	5,343,707
	Nippon Suisan Kaisha, Ltd.	1,570,900	7,846,841
	Nisshin Oillio Group, Ltd. (The)	812,000	4,629,647
	Nissin Sugar Co., Ltd.	68,700	1,158,738
	Nitto Fuji Flour Milling Co., Ltd.	6,400	230,896
	Noevir Holdings Co., Ltd.	67,000	2,776,806
	Oenon Holdings, Inc.	307,000	684,444
#	OIE Sangyo Co., Ltd.	20,900	221,787
	Okuwa Co., Ltd.	162,000	1,649,526
	Olympic Group Corp.	63,100	340,733
#	OUG Holdings, Inc.	34,000	79,839
	Prima Meat Packers, Ltd.	956,000	4,232,619
	Qol Co., Ltd.	93,600	1,384,068
	Retail Partners Co., Ltd.	15,300	158,245
	Riken Vitamin Co., Ltd.	74,100	2,680,636
	Rock Field Co., Ltd.	132,000	2,166,152

	Rokko Butter Co., Ltd.	77,800	$1,693,595
#	S Foods, Inc.	78,162	2,274,400
	S&B Foods, Inc.	1,099	59,161
	Sagami Rubber Industries Co., Ltd.	36,000	397,649
	Sakata Seed Corp.	142,600	4,481,121
	San-A Co., Ltd.	101,200	4,612,567
	Sapporo Holdings, Ltd.	255,700	6,912,499
	Shoei Foods Corp.	75,600	1,820,648
	Showa Sangyo Co., Ltd.	609,000	3,219,383
	Sogo Medical Co., Ltd.	55,800	2,101,429
	ST Corp.	81,200	1,321,076
#	Starzen Co., Ltd.	55,800	2,241,628
	Takara Holdings, Inc.	980,300	10,601,583
	Tobu Store Co., Ltd.	19,000	518,393
	Toho Co., Ltd.	44,100	1,030,279
	Tohto Suisan Co., Ltd.	17,299	289,188
#	Torigoe Co., Ltd. (The)	82,000	604,751
#	Toyo Sugar Refining Co., Ltd.	157,000	163,641
#	Transaction Co., Ltd.	45,500	453,209
	United Super Markets Holdings, Inc.	300,300	2,752,485
	Valor Holdings Co., Ltd.	220,500	5,217,017
	Warabeya Nichiyo Holdings Co., Ltd.	88,260	2,052,585
	Watahan & Co., Ltd.	28,300	440,059
#	YA-MAN, Ltd.	13,800	662,436
#	Yaizu Suisankagaku Industry Co., Ltd.	47,300	546,839
#	Yakuodo Co., Ltd.	59,700	1,492,928
	Yamatane Corp.	53,500	729,911
#	Yamaya Corp.	25,600	384,643
	Yamazawa Co., Ltd.	2,100	34,150
	Yaoko Co., Ltd.	131,000	5,001,913
#	Yokohama Reito Co., Ltd.	291,700	2,903,486
	Yomeishu Seizo Co., Ltd.	49,800	938,769
	Yuasa Funashoku Co., Ltd.	125,000	340,413
	Yutaka Foods Corp.	6,000	102,805
Total Consumer Staples			274,029,244

Energy — (1.0%)
	BP Castrol K.K.	57,400	864,047
	Cosmo Energy Holdings Co., Ltd.	363,000	6,257,383
	Fuji Kosan Co., Ltd.	33,100	149,536
	Fuji Oil Co., Ltd.	284,800	963,967
	Itochu Enex Co., Ltd.	302,200	2,500,987
#*	Japan Drilling Co., Ltd.	41,100	867,010
	Japan Oil Transportation Co., Ltd.	8,400	193,139
	Japan Petroleum Exploration Co., Ltd.	190,600	4,375,492
	Mitsuuroko Group Holdings Co., Ltd.	181,700	1,129,284
#	Modec, Inc.	114,600	2,444,382
#	Nippon Coke & Engineering Co., Ltd.	1,272,800	1,088,626
	Nippon Gas Co., Ltd.	206,100	6,021,133
	Sala Corp.	208,100	1,162,309
	San-Ai Oil Co., Ltd.	310,000	2,631,915
	Shinko Plantech Co., Ltd.	237,200	1,812,130
	Sinanen Holdings Co., Ltd.	52,000	985,490

	Toa Oil Co., Ltd.	415,000	$510,461
	Toyo Kanetsu K.K.	568,000	1,506,983
Total Energy			35,464,274

Financials — (7.8%)
	77 Bank, Ltd. (The)	1,749,760	7,590,860
#	Accretive Co., Ltd.	57,800	195,351
	Advance Create Co., Ltd.	5,600	96,082
	Aichi Bank, Ltd. (The)	51,700	2,882,257
	Aizawa Securities Co., Ltd.	162,800	955,489
	Akita Bank, Ltd. (The)	1,079,400	3,367,551
#*	Anicom Holdings, Inc.	88,500	1,872,220
	Aomori Bank, Ltd. (The)	1,186,000	4,071,433
	Asax Co., Ltd.	1,700	24,284
	Awa Bank, Ltd. (The)	1,178,000	7,473,015
#	Bank of Iwate, Ltd. (The)	99,400	4,211,299
	Bank of Kochi, Ltd. (The)	301,000	353,759
#	Bank of Nagoya, Ltd. (The)	102,430	3,690,287
	Bank of Okinawa, Ltd. (The)	132,960	5,090,996
	Bank of Saga, Ltd. (The)	808,000	2,216,063
	Bank of the Ryukyus, Ltd.	227,380	3,273,111
	Bank of Toyama, Ltd. (The)	1,000	37,020
	Chiba Kogyo Bank, Ltd. (The)	259,600	1,437,386
#	Chukyo Bank, Ltd. (The)	70,000	1,476,472
#	Daisan Bank, Ltd. (The)	85,500	1,276,332
	Daishi Bank, Ltd. (The)	2,071,000	8,225,090
	Daito Bank, Ltd. (The)	873,000	1,324,238
	Dream Incubator, Inc.	5,400	106,943
#	DSB Co., Ltd.	55,800	310,818
#	eGuarantee, Inc.	39,200	865,375
#	Ehime Bank, Ltd. (The)	190,600	2,330,801
	Eighteenth Bank, Ltd. (The)	1,048,000	3,388,163
	FIDEA Holdings Co., Ltd.	918,900	1,709,631
#	Financial Products Group Co., Ltd.	445,500	3,962,175
	Fukui Bank, Ltd. (The)	1,317,000	3,125,744
	Fukushima Bank, Ltd. (The)	1,421,000	1,199,007
	Fuyo General Lease Co., Ltd.	97,600	4,381,908
	GCA Corp.	119,400	1,016,885
	GMO Click Holdings, Inc.	42,100	294,984
	Hokkoku Bank, Ltd. (The)	1,742,000	6,623,077
	Hokuetsu Bank, Ltd. (The)	130,000	3,358,590
	Hokuhoku Financial Group, Inc.	364,900	5,728,648
	Hyakugo Bank, Ltd. (The)	1,614,609	6,446,511
	Hyakujushi Bank, Ltd. (The)	1,584,000	5,363,043
	IBJ Leasing Co., Ltd.	116,300	2,486,681
	Ichiyoshi Securities Co., Ltd.	232,000	1,748,940
	IwaiCosmo Holdings, Inc.	106,900	1,048,380
#	Iyo Bank, Ltd. (The)	419,200	2,828,560
#	J Trust Co., Ltd.	228,600	1,929,947
	Jaccs Co., Ltd.	535,000	2,334,195
*	Jafco Co., Ltd.	218,500	7,351,385
*	Japan Asia Investment Co., Ltd.	42,600	167,229
	Japan Securities Finance Co., Ltd.	425,400	2,265,384

	Jimoto Holdings, Inc.	567,100	$965,950
	Juroku Bank, Ltd. (The)	2,085,000	6,735,620
	kabu.com Securities Co., Ltd.	1,026,600	3,345,521
	Kansai Urban Banking Corp.	149,200	1,898,509
	Keiyo Bank, Ltd. (The)	1,576,000	6,828,019
	Kita-Nippon Bank, Ltd. (The)	49,506	1,429,122
	Kiyo Bank, Ltd. (The)	396,690	6,091,459
*	Kosei Securities Co., Ltd. (The)	206,000	335,791
	Kyokuto Securities Co., Ltd.	130,400	1,873,354
	Kyushu Financial Group, Inc.	311,320	1,906,772
#*	M&A Capital Partners Co., Ltd.	37,200	1,837,491
#	Marusan Securities Co., Ltd.	119,100	982,660
#	Matsui Securities Co., Ltd.	208,300	1,632,528
#	Michinoku Bank, Ltd. (The)	858,000	1,439,647
	Mie Bank, Ltd. (The)	52,300	1,104,461
#	Minato Bank, Ltd. (The)	108,400	2,014,217
	Mito Securities Co., Ltd.	338,500	909,914
	Miyazaki Bank, Ltd. (The)	931,000	2,871,568
	Monex Group, Inc.	1,223,400	2,934,414
#	Money Partners Group Co., Ltd.	101,300	422,567
	Musashino Bank, Ltd. (The)	206,000	6,106,720
#	Nagano Bank, Ltd. (The)	51,799	935,767
	Nanto Bank, Ltd. (The)	121,600	4,456,765
	Nishi-Nippon Financial Holdings, Inc.	499,600	5,023,912
	North Pacific Bank, Ltd.	2,303,600	8,737,538
#	OAK Capital Corp.	286,000	436,747
	Ogaki Kyoritsu Bank, Ltd. (The)	1,857,000	5,533,770
#	Oita Bank, Ltd. (The)	1,014,900	3,966,315
	Okasan Securities Group, Inc.	779,000	4,756,692
	Pocket Card Co., Ltd.	43,700	239,228
#	Ricoh Leasing Co., Ltd.	96,900	3,113,291
	San-In Godo Bank, Ltd. (The)	957,000	7,683,172
#*	Sawada Holdings Co., Ltd.	142,000	1,297,043
	Senshu Ikeda Holdings, Inc.	1,424,200	5,891,363
#	Shiga Bank, Ltd. (The)	1,365,000	7,005,249
	Shikoku Bank, Ltd. (The)	1,210,000	3,160,675
	Shimane Bank, Ltd. (The)	16,600	207,714
	Shimizu Bank, Ltd. (The)	48,000	1,461,316
#*	Showa Holdings Co., Ltd.	93,300	152,696
#	Sparx Group Co., Ltd.	623,300	1,183,702
	Taiko Bank, Ltd. (The)	219,000	433,998
#	Takagi Securities Co., Ltd.	224,000	534,845
	Tochigi Bank, Ltd. (The)	705,000	3,255,131
	Toho Bank, Ltd. (The)	1,323,200	4,987,790
	Tohoku Bank, Ltd. (The)	588,000	812,416
	Tokai Tokyo Financial Holdings, Inc.	1,190,900	6,211,571
	Tokyo TY Financial Group, Inc.	155,338	4,671,991
	Tomato Bank, Ltd.	48,400	684,955
	TOMONY Holdings, Inc.	913,950	4,835,938
	Tottori Bank, Ltd. (The)	36,000	567,090
	Towa Bank, Ltd. (The)	2,066,000	2,188,845
	Toyo Securities Co., Ltd.	419,000	968,010
	Tsukuba Bank, Ltd.	500,700	1,404,193

#	Yamagata Bank, Ltd. (The)	854,500	$3,719,749
	Yamanashi Chuo Bank, Ltd. (The)	976,000	4,365,539
	Total Financials		292,064,919

Health Care — (4.4%)
	As One Corp.	86,768	3,763,684
#	ASKA Pharmaceutical Co., Ltd.	131,300	1,930,579
	Biofermin Pharmaceutical Co., Ltd.	13,900	380,189
	BML, Inc.	136,600	3,018,558
#	CMIC Holdings Co., Ltd.	74,700	960,818
#	Create Medic Co., Ltd.	28,000	245,122
#	Daiken Medical Co., Ltd.	103,300	743,684
	Daito Pharmaceutical Co., Ltd.	72,180	1,454,086
	Dvx, Inc.	16,200	192,309
#	Eiken Chemical Co., Ltd.	104,000	2,887,840
	EPS Holdings, Inc.	201,300	2,835,179
	Falco Holdings Co., Ltd.	46,700	633,642
#	FINDEX, Inc.	98,600	945,641
	Fuji Pharma Co., Ltd.	47,000	1,334,348
	Fukuda Denshi Co., Ltd.	4,000	228,972
	Fuso Pharmaceutical Industries, Ltd.	41,500	1,052,353
#	Hogy Medical Co., Ltd.	73,900	4,654,869
	Iwaki & Co., Ltd.	154,000	412,701
#	Japan Lifeline Co., Ltd.	107,900	2,073,624
	Japan Medical Dynamic Marketing, Inc.	121,200	848,079
	Jeol, Ltd.	521,000	2,768,510
	JMS Co., Ltd.	162,000	488,644
	Kawasumi Laboratories, Inc.	69,100	448,879
	Kissei Pharmaceutical Co., Ltd.	163,700	4,300,664
	KYORIN Holdings, Inc.	276,100	5,841,703
#	Linical Co., Ltd.	80,000	1,057,768
	Mani, Inc.	137,200	3,232,567
*	Medical Data Vision Co., Ltd.	12,600	427,286
	Menicon Co., Ltd.	62,100	1,908,717
	Mochida Pharmaceutical Co., Ltd.	78,399	5,830,113
#	N Field Co., Ltd.	67,900	850,591
	Nagaileben Co., Ltd.	51,200	1,061,093
	Nakanishi, Inc.	117,700	4,584,964
	ND Software Co., Ltd.	5,200	48,854
#	Nichi-iko Pharmaceutical Co., Ltd.	264,250	4,115,913
#	NichiiGakkan Co., Ltd.	244,000	1,853,459
#	Nihon Kohden Corp.	176,000	3,951,044
	Nikkiso Co., Ltd.	391,100	4,481,064
	Nippon Chemiphar Co., Ltd.	17,100	812,396
	Nipro Corp.	767,500	10,839,136
	Nissui Pharmaceutical Co., Ltd.	70,900	885,271
#	Paramount Bed Holdings Co., Ltd.	114,200	4,589,135
#	Rion Co., Ltd.	46,300	640,927
#	Rohto Pharmaceutical Co., Ltd.	546,700	10,265,364
#	Sawai Pharmaceutical Co., Ltd.	100,900	5,478,056
#	Seed Co., Ltd.	21,600	446,997
*	Shin Nippon Biomedical Laboratories, Ltd.	82,200	429,858
	Ship Healthcare Holdings, Inc.	279,700	7,470,605

	Shofu, Inc.	39,900	$475,156
	Software Service, Inc.	18,000	795,733
#*	Sosei Group Corp.	91,100	8,896,323
	Taiko Pharmaceutical Co., Ltd.	51,400	874,947
	Techno Medica Co., Ltd.	26,400	503,716
#	Toho Holdings Co., Ltd.	321,000	6,736,892
	Tokai Corp.	60,100	2,200,052
	Torii Pharmaceutical Co., Ltd.	84,800	2,194,780
#	Towa Pharmaceutical Co., Ltd.	59,100	2,999,806
#	Tsukui Corp.	339,000	2,008,490
	Tsumura & Co.	359,800	11,308,909
#	Uchiyama Holdings Co., Ltd.	24,200	96,502
#	Vital KSK Holdings, Inc.	219,500	2,038,022
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	249,421
	WIN-Partners Co., Ltd.	62,800	538,070
	ZERIA Pharmaceutical Co., Ltd.	136,599	2,105,896
Total Health Care			163,728,570

Industrials — (25.0%)
#	A&A Material Corp.	127,000	146,556
	Abist Co., Ltd.	12,900	462,986
	Advan Co., Ltd.	167,700	1,815,023
#	Advanex, Inc.	22,099	295,969
	Aeon Delight Co., Ltd.	123,400	3,887,149
	Aica Kogyo Co., Ltd.	314,300	8,310,196
	Aichi Corp.	202,700	1,565,327
	Aida Engineering, Ltd.	344,200	3,061,204
	AIT Corp.	33,500	303,164
	Ajis Co., Ltd.	23,400	540,807
#	Alinco, Inc.	73,100	633,805
	Alps Logistics Co., Ltd.	98,600	690,128
	Altech Corp.	44,750	1,450,413
	Anest Iwata Corp.	189,300	1,726,157
#*	Arrk Corp.	422,400	387,884
	Asahi Diamond Industrial Co., Ltd.	328,200	2,414,499
	Asahi Kogyosha Co., Ltd.	25,000	711,693
	Asanuma Corp.	383,000	1,100,394
#	Asukanet Co., Ltd.	57,100	1,150,100
	Asunaro Aoki Construction Co., Ltd.	142,800	1,035,453
	Bando Chemical Industries, Ltd.	231,000	2,050,360
	Bell System24 Holdings, Inc.	113,900	991,166
	Benefit One, Inc.	101,400	3,109,232
	Br Holdings Corp.	67,500	270,354
	Bunka Shutter Co., Ltd.	346,100	2,684,313
	Canare Electric Co., Ltd.	4,200	83,964
	Career Design Center Co., Ltd.	28,800	305,033
	Central Glass Co., Ltd.	1,214,000	5,178,526
#	Central Security Patrols Co., Ltd.	48,200	736,271
	Chilled & Frozen Logistics Holdings Co., Ltd.	22,000	299,268
#	Chiyoda Corp.	993,000	6,422,562
	Chiyoda Integre Co., Ltd.	74,300	1,593,519
	Chudenko Corp.	157,900	3,353,747
	Chugai Ro Co., Ltd.	373,000	728,100

	Chuo Warehouse Co., Ltd.	900	$8,755
	CKD Corp.	341,900	4,334,792
	Comany, Inc.	3,700	50,934
	Cosel Co., Ltd.	120,800	1,646,705
	Creek & River Co., Ltd.	52,500	463,981
	CTI Engineering Co., Ltd.	72,300	740,803
	CTS Co., Ltd.	31,100	191,222
	Dai-Dan Co., Ltd.	162,000	1,544,919
	Daido Kogyo Co., Ltd.	214,000	561,759
	Daihatsu Diesel Manufacturing Co., Ltd.	86,000	533,674
	Daihen Corp.	641,000	4,166,910
	Daiho Corp.	521,000	2,594,618
	Daiichi Jitsugyo Co., Ltd.	260,000	1,630,991
*	Daikokuya Holdings Co., Ltd.	347,500	224,989
	Daiseki Co., Ltd.	216,263	4,424,100
#	Daiseki Eco. Solution Co., Ltd.	29,559	333,650
#	Daisue Construction Co., Ltd.	41,100	367,885
	Daiwa Industries, Ltd.	173,000	1,802,634
#*	Danto Holdings Corp.	165,000	284,152
	Denyo Co., Ltd.	87,500	1,327,725
	DMW Corp.	4,800	84,684
	Duskin Co., Ltd.	224,100	4,893,671
	Ebara Jitsugyo Co., Ltd.	39,300	506,233
	EF-ON, Inc.	54,800	476,511
	Eidai Co., Ltd.	127,000	601,762
#	en-japan, Inc.	144,300	3,215,347
	Endo Lighting Corp.	60,200	479,442
#*	Enshu, Ltd.	197,000	163,208
°	Escrow Agent Japan Co., Ltd.	19,400	257,180
	F&M Co., Ltd.	14,200	126,275
#	Freund Corp.	56,000	770,063
	Fudo Tetra Corp.	1,066,900	1,841,312
	Fuji Machine Manufacturing Co., Ltd.	119,900	1,576,014
	Fujikura, Ltd.	1,935,000	13,960,218
	Fujisash Co., Ltd.	505,600	454,503
	Fujitec Co., Ltd.	436,800	4,813,482
	Fukuda Corp.	395,000	3,607,914
	Fukushima Industries Corp.	86,400	3,020,229
#	Fukuyama Transporting Co., Ltd.	774,400	4,647,041
	FULLCAST Holdings Co., Ltd.	121,700	1,196,733
	Funai Soken Holdings, Inc.	161,760	2,865,891
#	Furukawa Co., Ltd.	1,800,000	3,320,755
	Furukawa Electric Co., Ltd.	407,700	14,667,312
	Furusato Industries, Ltd.	54,500	826,920
	Futaba Corp.	211,300	3,745,859
	Gecoss Corp.	104,400	1,018,326
	Giken, Ltd.	34,400	666,303
	Glory, Ltd.	268,900	8,841,202
	GS Yuasa Corp.	2,130,000	9,943,520
#	Hamakyorex Co., Ltd.	93,600	1,920,164
#	Haneda Zenith Holdings Co., Ltd.	178,600	434,120
	Hanwa Co., Ltd.	1,221,000	8,693,193
#	Hazama Ando Corp.	1,082,400	7,285,055

#	Helios Techno Holdings Co., Ltd.	43,900	$267,040
	Hibiya Engineering, Ltd.	118,200	1,740,268
	Hirakawa Hewtech Corp.	36,100	407,429
	Hirano Tecseed Co., Ltd.	25,900	315,893
#	Hirata Corp.	36,100	2,931,755
	Hisaka Works, Ltd.	112,400	927,770
#	Hitachi Koki Co., Ltd.	133,306	1,037,598
	Hitachi Transport System, Ltd.	278,000	5,776,504
	Hitachi Zosen Corp.	991,379	5,659,524
	Hito Communications, Inc.	41,100	678,854
	Hokuetsu Industries Co., Ltd.	107,600	986,485
#	Hokuriku Electrical Construction Co., Ltd.	29,500	234,175
	Hosokawa Micron Corp.	40,800	1,555,163
	Howa Machinery, Ltd.	72,100	431,034
#	Ichiken Co., Ltd.	143,000	565,455
	Ichinen Holdings Co., Ltd.	115,500	1,206,958
	Idec Corp.	161,700	1,767,189
	Ihara Science Corp.	3,000	38,788
	Iino Kaiun Kaisha, Ltd.	541,400	2,372,951
	Inaba Denki Sangyo Co., Ltd.	138,700	4,977,045
	Inaba Seisakusho Co., Ltd.	49,700	601,154
	Inabata & Co., Ltd.	296,300	3,626,343
	Interworks, Inc.	6,800	67,819
	Inui Global Logistics Co., Ltd.	71,880	603,515
	Iseki & Co., Ltd.	1,110,000	2,279,559
#	Ishii Iron Works Co., Ltd.	11,000	170,882
	Itoki Corp.	215,800	1,364,811
	Iwasaki Electric Co., Ltd.	372,000	573,904
	Iwatani Corp.	1,087,000	6,336,043
	JAC Recruitment Co., Ltd.	93,100	1,516,103
#*	Jalux, Inc.	39,500	953,718
#	Jamco Corp.	68,400	1,524,630
	Japan Foundation Engineering Co., Ltd.	147,400	473,289
	Japan Pulp & Paper Co., Ltd.	554,000	1,846,575
	Japan Steel Works, Ltd. (The)	398,400	6,435,263
	Japan Transcity Corp.	242,000	1,014,054
	JK Holdings Co., Ltd.	89,940	535,127
	Juki Corp.	185,800	2,195,477
	Kamei Corp.	148,700	1,658,558
	Kanaden Corp.	110,600	1,072,659
#	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,225,962
	Kanamoto Co., Ltd.	171,600	4,619,536
#	Kandenko Co., Ltd.	626,000	5,604,510
	Kanematsu Corp.	2,438,625	4,393,902
	Katakura Industries Co., Ltd.	137,300	1,722,297
	Kato Works Co., Ltd.	61,800	1,533,602
	KAWADA TECHNOLOGIES, Inc.	53,700	3,430,553
	Kawagishi Bridge Works Co., Ltd.	3,000	25,644
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	260,553
#*	Kawasaki Kisen Kaisha, Ltd.	3,035,000	8,090,953
#	Keihin Co., Ltd.	249,000	356,537
	KFC, Ltd.	2,000	43,634
#*	KI Holdings Co., Ltd.	88,000	226,471

	Kimura Chemical Plants Co., Ltd.	39,900	$120,271
	Kimura Unity Co., Ltd.	1,100	11,487
	King Jim Co., Ltd.	23,000	180,056
#*	Kinki Sharyo Co., Ltd.	18,899	434,866
	Kintetsu World Express, Inc.	191,200	2,895,371
	Kitagawa Iron Works Co., Ltd.	49,600	979,433
	Kitano Construction Corp.	259,000	706,921
#	Kito Corp.	112,500	1,203,455
	Kitz Corp.	543,500	3,624,277
	Kobelco Eco-Solutions Co., Ltd.	103,000	441,795
	Koike Sanso Kogyo Co., Ltd.	145,000	395,220
#	Kokusai Co., Ltd.	41,700	318,413
	Kokuyo Co., Ltd.	525,125	6,789,469
	KOMAIHALTEC, Inc.	24,000	481,235
	Komatsu Wall Industry Co., Ltd.	40,000	665,594
	Komori Corp.	348,700	4,484,326
#	Kondotec, Inc.	124,000	1,039,679
	Konoike Transport Co., Ltd.	140,200	1,740,183
#*	Kosaido Co., Ltd.	248,600	847,753
	KRS Corp.	38,100	941,491
	Kumagai Gumi Co., Ltd.	2,175,000	5,685,877
	Kuroda Electric Co., Ltd.	219,100	4,779,428
	Kyodo Printing Co., Ltd.	506,000	1,645,104
	Kyokuto Boeki Kaisha, Ltd.	82,000	171,903
	Kyokuto Kaihatsu Kogyo Co., Ltd.	185,700	3,094,669
	Kyoritsu Printing Co., Ltd.	124,100	374,937
	Kyowa Exeo Corp.	481,800	6,994,737
#	Kyudenko Corp.	266,600	7,268,435
	Like Co., Ltd.	22,300	572,968
#	Link And Motivation, Inc.	251,400	1,571,523
	Lonseal Corp.	11,600	284,398
	Luckland Co., Ltd.	4,200	76,583
	Maeda Corp.	821,000	7,278,966
	Maeda Kosen Co., Ltd.	109,900	1,376,691
	Maeda Road Construction Co., Ltd.	387,000	6,855,252
	Maezawa Industries, Inc.	35,700	107,198
	Maezawa Kasei Industries Co., Ltd.	55,100	576,587
	Maezawa Kyuso Industries Co., Ltd.	50,000	692,556
#	Makino Milling Machine Co., Ltd.	655,000	5,691,440
#	Marubeni Construction Material Lease Co., Ltd.	75,000	157,176
	Marufuji Sheet Piling Co., Ltd.	58,000	140,716
	Maruka Machinery Co., Ltd.	32,200	522,237
#	Maruwa Unyu Kikan Co., Ltd.	34,300	789,837
	Maruyama Manufacturing Co., Inc.	23,000	388,075
	Maruzen Co., Ltd.	46,000	506,421
	Maruzen Showa Unyu Co., Ltd.	304,000	1,208,430
#	Matsuda Sangyo Co., Ltd.	83,782	1,122,381
	Matsui Construction Co., Ltd.	135,300	1,219,183
	Max Co., Ltd.	191,000	2,534,850
	Meidensha Corp.	1,175,050	4,179,921
	Meiji Electric Industries Co., Ltd.	7,300	86,999
	Meiji Shipping Co., Ltd.	111,000	465,615
#	Meisei Industrial Co., Ltd.	251,000	1,447,585

	Meitec Corp.	181,300	$7,371,147
#	Meiwa Corp.	158,000	580,557
	Mesco, Inc.	22,000	239,009
	METAWATER Co., Ltd.	68,500	1,786,773
#	Mie Kotsu Group Holdings, Inc.	205,500	693,713
	MINEBEA MITSUMI, Inc.	16	214
#	Mirait Holdings Corp.	374,085	3,670,255
	Mitani Corp.	68,200	2,231,623
	Mitsubishi Kakoki Kaisha, Ltd.	206,000	402,363
	Mitsubishi Nichiyu Forklift Co., Ltd.	194,000	1,247,203
#	Mitsubishi Pencil Co., Ltd.	100,300	5,045,572
	Mitsuboshi Belting, Ltd.	328,000	3,049,078
	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	7,931,520
	Mitsui Matsushima Co., Ltd.	84,700	1,085,673
	Mitsui-Soko Holdings Co., Ltd.	626,000	1,870,719
#	Mitsumura Printing Co., Ltd.	93,000	221,800
#	Miyaji Engineering Group, Inc.	332,175	638,454
#	Mori Seiki Co., Ltd.	434,800	6,817,371
	Morita Holdings Corp.	227,700	3,319,831
#	NAC Co., Ltd.	61,700	536,797
#	Nachi-Fujikoshi Corp.	1,045,000	5,376,393
	Nagase & Co., Ltd.	481,100	6,722,163
	Naigai Trans Line, Ltd.	12,300	122,957
	Nakabayashi Co., Ltd.	211,000	505,021
	Nakano Corp.	52,500	304,282
	Namura Shipbuilding Co., Ltd.	314,028	1,878,254
	Narasaki Sangyo Co., Ltd.	109,000	293,428
	NDS Co., Ltd.	24,100	629,002
#	NEC Capital Solutions, Ltd.	49,900	765,878
	Nichias Corp.	587,000	5,911,524
	Nichiban Co., Ltd.	141,000	1,166,082
	Nichiden Corp.	26,100	786,438
	Nichiha Corp.	178,680	5,265,191
	Nichireki Co., Ltd.	148,000	1,212,715
	Nihon Dengi Co., Ltd.	10,700	253,080
	Nihon Flush Co., Ltd.	21,700	272,666
#	Nihon Trim Co., Ltd.	30,700	1,024,881
	Nikkato Corp.	700	2,739
	Nikko Co., Ltd.	33,700	609,918
	Nikkon Holdings Co., Ltd.	356,800	7,642,189
	Nippi, Inc.	30,000	243,603
	Nippo Corp.	227,000	4,315,403
	Nippon Air Conditioning Services Co., Ltd.	52,100	314,314
	Nippon Aqua Co., Ltd.	12,300	44,217
#	Nippon Carbon Co., Ltd.	665,000	1,999,038
	Nippon Densetsu Kogyo Co., Ltd.	227,300	4,114,722
	Nippon Dry-Chemical Co., Ltd.	300	6,584
	Nippon Filcon Co., Ltd.	70,900	350,362
	Nippon Hume Corp.	129,400	797,600
	Nippon Kanzai Co., Ltd.	88,700	1,431,685
	Nippon Koei Co., Ltd.	78,000	2,044,105
	Nippon Parking Development Co., Ltd.	1,224,400	1,634,098
	Nippon Rietec Co., Ltd.	8,300	89,153

	Nippon Road Co., Ltd. (The)	384,000	$1,766,074
#	Nippon Seisen Co., Ltd.	100,000	620,725
#*	Nippon Sharyo, Ltd.	422,000	1,121,810
#*	Nippon Sheet Glass Co., Ltd.	584,800	4,254,070
	Nippon Steel & Sumikin Bussan Corp.	95,560	4,021,384
	Nippon Thompson Co., Ltd.	410,000	2,228,174
	Nippon Tungsten Co., Ltd.	62,000	102,621
	Nishi-Nippon Railroad Co., Ltd.	1,767,000	7,468,884
	Nishimatsu Construction Co., Ltd.	1,794,000	8,835,513
	Nishio Rent All Co., Ltd.	95,400	2,685,854
#	Nissei ASB Machine Co., Ltd.	52,300	1,308,096
	Nissei Corp.	37,900	337,331
#	Nissei Plastic Industrial Co., Ltd.	184,500	1,963,410
#	Nissha Printing Co., Ltd.	165,400	3,932,563
	Nisshinbo Holdings, Inc.	870,500	8,731,042
	Nissin Corp.	409,000	1,369,004
	Nissin Electric Co., Ltd.	323,300	3,747,801
	Nitta Corp.	105,000	2,935,724
	Nitto Boseki Co., Ltd.	934,000	4,655,246
	Nitto Kogyo Corp.	161,500	2,234,018
#	Nitto Kohki Co., Ltd.	68,500	1,574,605
	Nitto Seiko Co., Ltd.	154,100	641,772
#	Nittoc Construction Co., Ltd.	161,600	632,066
#	Nittoku Engineering Co., Ltd.	81,900	1,837,300
	NJS Co., Ltd.	32,900	397,081
	Noda Corp.	153,600	1,026,598
	Nomura Co., Ltd.	220,200	3,891,608
	Noritake Co., Ltd.	64,200	1,645,060
#	Noritz Corp.	172,400	3,277,879
#	NS Tool Co., Ltd.	16,800	254,434
	NS United Kaiun Kaisha, Ltd.	599,000	1,290,988
	NTN Corp.	1,000,000	4,992,693
	Obara Group, Inc.	79,200	3,515,506
	Obayashi Road Corp.	166,300	995,488
#	Odelic Co., Ltd.	21,400	767,251
	Ohba Co., Ltd.	9,600	44,512
	Ohmoto Gumi Co., Ltd.	2,000	14,380
	Oiles Corp.	151,350	2,802,379
	Okabe Co., Ltd.	242,100	2,202,248
#	Okamoto Machine Tool Works, Ltd.	205,000	323,701
	Okamura Corp.	381,900	3,396,856
#	OKK Corp.	425,000	451,060
	OKUMA Corp.	849,000	8,916,653
	Okumura Corp.	999,400	6,086,988
	Onoken Co., Ltd.	86,100	1,053,744
	Organo Corp.	228,000	1,024,505
#	OSG Corp.	452,700	9,258,682
#	OSJB Holdings Corp.	677,200	1,680,234
#	Outsourcing, Inc.	81,300	3,232,113
	Oyo Corp.	111,300	1,383,790
	Paraca, Inc.	15,900	319,715
	Parker Corp.	8,000	40,031
#	Pasco Corp.	137,000	433,448

#	Pasona Group, Inc.	126,800	$913,904
	Pegasus Sewing Machine Manufacturing Co., Ltd.	108,000	857,836
	Penta-Ocean Construction Co., Ltd.	1,890,000	9,146,987
	Pilot Corp.	188,800	7,748,546
	Prestige International, Inc.	284,800	2,567,413
	Pronexus, Inc.	126,400	1,366,512
#	PS Mitsubishi Construction Co., Ltd.	159,700	605,457
	Punch Industry Co., Ltd.	15,900	165,947
	Quick Co., Ltd.	43,800	463,964
	Raito Kogyo Co., Ltd.	313,100	3,190,519
	Rasa Corp.	4,000	25,801
	Relia, Inc.	254,000	2,505,366
	Rheon Automatic Machinery Co., Ltd.	110,500	1,023,189
	Rix Corp.	1,700	24,704
	Ryobi, Ltd.	820,200	3,574,699
	Sakai Heavy Industries, Ltd.	237,000	725,498
#	Sakai Moving Service Co., Ltd.	60,800	1,692,668
	Sanki Engineering Co., Ltd.	297,600	2,568,063
	Sanko Metal Industrial Co., Ltd.	13,600	377,192
#	Sankyo Tateyama, Inc.	166,200	2,481,645
	Sankyu, Inc.	1,540,000	9,366,938
#	Sanoyas Holdings Corp.	141,400	369,381
	Sansei Technologies, Inc.	24,000	225,557
	Sanwa Holdings Corp.	1,232,600	11,569,556
	Sanyo Denki Co., Ltd.	264,000	1,973,796
	Sanyo Engineering & Construction, Inc.	48,000	280,157
	Sanyo Industries, Ltd.	99,000	183,079
	Sanyo Trading Co., Ltd.	25,900	409,306
#	Sata Construction Co., Ltd.	85,399	326,235
	Sato Holdings Corp.	158,700	3,394,798
	Sato Shoji Corp.	66,800	523,018
	SBS Holdings, Inc.	114,100	826,259
#	Secom Joshinetsu Co., Ltd.	32,900	1,015,318
	Seibu Electric Industry Co., Ltd.	19,900	395,921
	Seika Corp.	313,000	989,940
	Seikitokyu Kogyo Co., Ltd.	188,300	900,892
	Seino Holdings Co., Ltd.	258,600	2,912,064
	Sekisui Jushi Corp.	180,900	3,009,020
	Senko Co., Ltd.	564,500	3,645,016
	Senshu Electric Co., Ltd.	35,800	641,397
	Shibusawa Warehouse Co., Ltd. (The)	267,000	849,258
	Shibuya Corp.	104,400	2,840,168
#	Shima Seiki Manufacturing, Ltd.	161,400	6,087,536
	Shin Nippon Air Technologies Co., Ltd.	86,280	1,030,374
#	Shin-Keisei Electric Railway Co., Ltd.	181,000	674,212
	Shinmaywa Industries, Ltd.	550,000	5,268,546
	Shinnihon Corp.	186,700	1,500,058
	Shinsho Corp.	31,100	669,658
	Shinwa Co., Ltd.	31,100	523,305
#*	Shoko Co., Ltd.	212,000	160,218
	Showa Aircraft Industry Co., Ltd.	15,837	168,741
	SIGMAXYZ, Inc.	25,900	154,339
	Sinfonia Technology Co., Ltd.	684,000	1,996,954

	Sinko Industries, Ltd.	110,700	$1,592,720
	Sintokogio, Ltd.	265,000	2,310,549
	Soda Nikka Co., Ltd.	86,100	389,507
	Sodick Co., Ltd.	285,400	2,822,226
	Space Co., Ltd.	66,220	818,059
	Srg Takamiya Co., Ltd.	118,600	627,554
#	Star Micronics Co., Ltd.	196,000	3,009,552
#	Subaru Enterprise Co., Ltd.	55,000	238,392
	Sugimoto & Co., Ltd.	32,500	444,734
	Sumitomo Densetsu Co., Ltd.	104,400	1,202,912
	Sumitomo Mitsui Construction Co., Ltd.	5,237,600	5,695,822
	Sumitomo Precision Products Co., Ltd.	189,000	606,864
	Sumitomo Warehouse Co., Ltd. (The)	819,000	4,514,181
*	SWCC Showa Holdings Co., Ltd.	1,562,000	1,208,852
#	Tadano, Ltd.	591,700	6,938,159
	Taihei Dengyo Kaisha, Ltd.	194,000	1,904,207
#	Taiheiyo Kouhatsu, Inc.	407,000	354,657
	Taikisha, Ltd.	147,000	3,606,409
	Takamatsu Construction Group Co., Ltd.	80,000	1,873,784
#	Takano Co., Ltd.	49,400	448,403
	Takaoka Toko Co., Ltd.	62,220	1,139,914
	Takara Printing Co., Ltd.	51,955	777,676
	Takara Standard Co., Ltd.	253,500	4,036,568
	Takasago Thermal Engineering Co., Ltd.	355,200	5,010,471
	Takashima & Co., Ltd.	225,000	398,610
	Takeei Corp.	129,400	1,219,876
#	Takeuchi Manufacturing Co., Ltd.	208,300	3,913,973
	Takigami Steel Construction Co., Ltd. (The)	53,000	233,118
	Takisawa Machine Tool Co., Ltd.	368,000	585,520
	Takuma Co., Ltd.	438,000	4,300,764
#	Tanseisha Co., Ltd.	219,949	1,947,633
	Tatsuta Electric Wire and Cable Co., Ltd.	257,400	1,172,156
	TECHNO ASSOCIE Co., Ltd.	56,800	599,581
	Techno Ryowa, Ltd.	69,390	588,252
	TechnoPro Holdings, Inc.	154,000	5,964,176
	Teikoku Electric Manufacturing Co., Ltd.	96,000	959,101
	Teikoku Sen-I Co., Ltd.	103,100	1,525,975
#	Tekken Corp.	639,000	1,925,335
	Teraoka Seisakusho Co., Ltd.	53,600	196,312
*	Toa Corp.	110,300	1,999,963
	TOA ROAD Corp.	266,000	797,765
#	Tobishima Corp.	1,099,900	1,684,726
	Tocalo Co., Ltd.	83,100	2,164,637
	Toda Corp.	1,230,000	7,413,680
	Toenec Corp.	215,000	1,076,346
	Togami Electric Manufacturing Co., Ltd.	33,000	171,420
#	TOKAI Holdings Corp.	528,400	4,069,953
	Tokai Lease Co., Ltd.	162,000	302,970
	Tokyo Energy & Systems, Inc.	139,000	1,196,894
#	Tokyo Keiki, Inc.	354,000	735,134
*	Tokyo Kikai Seisakusho, Ltd.	17,000	10,080
	Tokyo Sangyo Co., Ltd.	83,900	343,844
	Tokyu Construction Co., Ltd.	454,400	3,579,164

	Toli Corp.	261,000	$888,507
	Tomoe Corp.	152,000	501,325
#	Tomoe Engineering Co., Ltd.	40,900	668,588
	Tonami Holdings Co., Ltd.	313,000	1,137,919
	Toppan Forms Co., Ltd.	298,500	2,929,927
#	Torishima Pump Manufacturing Co., Ltd.	117,100	1,153,490
	Toshiba Machine Co., Ltd.	698,000	2,835,386
#	Toshiba Plant Systems & Services Corp.	262,650	3,844,132
#	Tosho Printing Co., Ltd.	236,000	1,084,323
	Totech Corp.	6,100	95,497
#	Totetsu Kogyo Co., Ltd.	168,700	4,856,822
	Toyo Construction Co., Ltd.	428,400	1,540,204
	Toyo Denki Seizo K.K.	42,600	649,160
#*	Toyo Engineering Corp.	916,400	2,302,201
	Toyo Machinery & Metal Co., Ltd.	87,400	432,575
	Toyo Tanso Co., Ltd.	67,000	1,123,222
#	Toyo Wharf & Warehouse Co., Ltd.	340,000	556,964
	Trancom Co., Ltd.	42,300	2,192,705
	Trinity Industrial Corp.	19,000	94,149
	Trusco Nakayama Corp.	242,200	5,627,866
	Trust Tech, Inc.	48,900	856,261
	Tsubaki Nakashima Co., Ltd.	15,100	249,740
	Tsubakimoto Chain Co.	864,700	7,234,775
	Tsubakimoto Kogyo Co., Ltd.	117,000	429,914
#*	Tsudakoma Corp.	294,000	443,470
	Tsugami Corp.	395,000	2,627,820
	Tsukishima Kikai Co., Ltd.	171,300	1,810,917
	Tsurumi Manufacturing Co., Ltd.	106,000	1,551,568
	TTK Co., Ltd.	62,000	284,616
	Uchida Yoko Co., Ltd.	59,400	1,378,555
	Ueki Corp.	348,000	798,861
#	Union Tool Co.	55,600	1,749,066
	Ushio, Inc.	655,900	8,307,328
	Utoc Corp.	98,700	371,589
#	Wakachiku Construction Co., Ltd.	1,052,000	1,379,853
	Wakita & Co., Ltd.	219,800	2,090,569
	WDB Holdings Co., Ltd.	32,800	434,900
	Weathernews, Inc.	33,700	1,093,745
#	World Holdings Co., Ltd.	43,300	908,549
#	Yahagi Construction Co., Ltd.	159,400	1,410,403
	YAMABIKO Corp.	216,428	2,538,159
	YAMADA Consulting Group Co., Ltd.	4,500	193,306
	Yamato Corp.	82,000	419,647
	Yamaura Corp.	16,200	90,642
	Yamazen Corp.	345,700	3,120,945
	Yasuda Logistics Corp.	94,300	635,487
	Yokogawa Bridge Holdings Corp.	199,000	2,314,637
	Yondenko Corp.	128,800	508,471
	Yuasa Trading Co., Ltd.	105,000	2,914,993
	Yuken Kogyo Co., Ltd.	196,000	398,390
#	Yumeshin Holdings Co., Ltd.	249,400	1,821,411
	Yurtec Corp.	249,000	1,714,649
	Yusen Logistics Co., Ltd.	109,500	1,105,001

	Yushin Precision Equipment Co., Ltd.	22,200	$581,980
#	Zenitaka Corp. (The)	105,000	379,537
#	Zuiko Corp.	21,500	789,842
Total Industrials			935,687,132

Information Technology — (12.2%)
#	A&D Co., Ltd.	113,900	462,828
#*	Access Co., Ltd.	52,300	475,641
	Ad-sol Nissin Corp.	10,900	122,690
	Adtec Plasma Technology Co., Ltd.	13,700	197,304
#	Ai Holdings Corp.	247,200	5,891,385
	Aichi Tokei Denki Co., Ltd.	18,700	630,510
	Aiphone Co., Ltd.	71,900	1,163,878
#	Aisan Technology Co., Ltd.	12,800	440,464
	Alpha Systems, Inc.	33,260	586,121
	Amano Corp.	377,600	7,553,467
#	Anritsu Corp.	873,500	6,624,047
	AOI Electronic Co., Ltd.	26,900	824,124
*	Apic Yamada Corp.	5,600	31,214
	Argo Graphics, Inc.	39,900	838,317
*	Arisawa Manufacturing Co., Ltd.	200,900	1,413,655
	ArtSpark Holdings, Inc.	33,800	428,920
	Asahi Net, Inc.	80,600	358,221
#	Ateam, Inc.	65,100	1,564,109
	Axell Corp.	44,900	326,894
	Azbil Corp.	190,300	6,409,206
	Broadband Tower, Inc.	234,500	567,257
	Broadleaf Co., Ltd.	266,000	1,824,554
	CAC Holdings Corp.	64,000	618,299
	Canon Electronics, Inc.	133,800	2,172,242
#	Capcom Co., Ltd.	294,600	5,777,124
	Chino Corp.	35,900	397,814
	Citizen Watch Co., Ltd.	1,523,200	9,767,227
*	CMK Corp.	271,300	1,743,255
#	COLOPL, Inc.	259,900	2,412,631
	Computer Engineering & Consulting, Ltd.	80,000	1,539,771
	Computer Institute of Japan, Ltd.	38,500	192,106
	Comture Corp.	19,100	670,266
	CONEXIO Corp.	114,700	1,759,784
#	COOKPAD, Inc.	287,400	2,433,435
#	Core Corp.	13,600	163,247
	Cresco, Ltd.	28,500	713,779
#*	CROOZ, Inc.	43,100	1,322,719
	Cube System, Inc.	12,300	75,576
#	Cybernet Systems Co., Ltd.	48,200	315,722
	Cybozu, Inc.	31,600	125,714
	Dai-ichi Seiko Co., Ltd.	55,600	878,824
	Daishinku Corp.	40,999	521,598
	Daitron Co., Ltd.	20,100	221,797
	Daiwabo Holdings Co., Ltd.	1,186,000	3,500,013
	Denki Kogyo Co., Ltd.	313,000	1,583,260
	Densan System Co., Ltd.	12,600	186,420
	Designone Japan, Inc.	11,500	167,191

*	Dexerials Corp.	262,200	$2,594,479
	Digital Arts, Inc.	58,800	1,610,862
	Digital Garage, Inc.	118,500	2,456,244
#	Dip Corp.	174,100	3,805,544
	DKK-Toa Corp.	38,200	194,360
*	Drecom Co., Ltd.	38,000	484,361
	DTS Corp.	123,600	3,098,840
	E-Guardian, Inc.	43,800	700,414
	Eizo Corp.	106,500	3,071,158
#	Elecom Co., Ltd.	102,900	1,966,887
	Elematec Corp.	52,271	902,947
	EM Systems Co., Ltd.	43,600	707,841
#*	Enigmo, Inc.	66,600	1,201,247
	Enplas Corp.	59,300	1,646,078
	ESPEC Corp.	118,000	1,473,607
	Excel Co., Ltd.	49,300	664,127
	F@N Communications, Inc.	279,800	2,092,443
#	Faith, Inc.	27,910	305,184
#*	FDK Corp.	552,000	620,399
	Ferrotec Corp.	187,500	2,311,272
#*	FFRI, Inc.	18,000	799,129
	Fixstars Corp.	17,700	529,062
#*	Flight Holdings, Inc	33,800	418,429
	Forval Corp.	4,700	28,075
#*	FueTrek Co., Ltd.	31,900	286,775
	Fuji Soft, Inc.	121,500	3,112,927
	Fujitsu Frontech, Ltd.	75,300	1,068,366
#	Fukui Computer Holdings, Inc.	38,900	910,445
*	Full Speed, Inc.	26,400	255,200
	Furuno Electric Co., Ltd.	139,600	900,066
	Furuya Metal Co., Ltd.	11,800	211,074
	Future Corp.	129,200	1,023,102
	GL Sciences, Inc.	8,700	85,596
#	GMO Cloud K.K.	16,400	339,413
#	GMO internet, Inc.	432,400	5,124,448
#	GMO Payment Gateway, Inc.	98,500	4,907,126
	Gree, Inc.	672,200	4,246,366
	GungHo Online Entertainment, Inc.	55,700	124,354
#	Gurunavi, Inc.	172,800	3,626,657
	Hagiwara Electric Co., Ltd.	23,800	461,955
	Hakuto Co., Ltd.	84,500	782,689
#	Hearts United Group Co., Ltd.	84,800	1,159,023
#	Hibino Corp.	11,400	256,685
	Hioki EE Corp.	53,500	1,126,824
#	Hitachi Kokusai Electric, Inc.	332,500	7,645,509
	Hitachi Maxell, Ltd.	190,000	3,472,448
	Hochiki Corp.	140,000	1,838,251
	Hokuriku Electric Industry Co., Ltd.	482,000	594,549
	Honda Tsushin Kogyo Co., Ltd.	28,000	365,240
	Horiba, Ltd.	212,650	11,435,526
	Hosiden Corp.	362,000	3,406,343
	I-Net Corp.	60,590	673,653
#	I-O Data Device, Inc.	21,900	212,230

#	Ibiden Co., Ltd.	620,978	$9,667,944
#	Icom, Inc.	51,700	1,191,321
#*	IGNIS, Ltd.	11,300	418,157
#	Ikegami Tsushinki Co., Ltd.	339,000	445,046
#	Imagica Robot Holdings, Inc.	87,500	584,785
	Ines Corp.	183,900	1,780,289
	Infocom Corp.	80,400	1,391,835
#	Infomart Corp.	496,000	2,844,553
	Information Development Co.	20,100	213,647
	Information Services International-Dentsu, Ltd.	75,900	1,718,259
	Innotech Corp.	105,000	638,233
	Inter Action Corp.	49,900	393,047
	Internet Initiative Japan, Inc.	192,400	3,480,163
	Iriso Electronics Co., Ltd.	55,300	3,552,567
#	Istyle, Inc.	183,900	1,518,763
*	ITbook Co., Ltd.	53,500	298,362
*	Itfor, Inc.	119,900	667,238
#	ITmedia, Inc.	4,600	28,731
*	Itokuro, Inc.	12,100	388,124
	Iwatsu Electric Co., Ltd.	572,000	430,986
	Japan Asia Group, Ltd.	83,500	295,137
#	Japan Aviation Electronics Industry, Ltd.	298,000	3,835,592
#*	Japan Display, Inc.	2,144,300	5,018,253
#	Japan Material Co., Ltd.	118,600	1,971,711
	Japan Radio Co., Ltd.	71,000	882,620
	Jastec Co., Ltd.	54,400	509,357
#	JBCC Holdings, Inc.	87,500	614,263
#*	JIG-SAW, Inc.	13,000	783,262
	Justsystems Corp.	198,400	2,459,211
	Kaga Electronics Co., Ltd.	106,700	1,900,558
	Kanematsu Electronics, Ltd.	74,100	1,891,340
#*	KLab, Inc.	191,400	1,272,536
	Koa Corp.	195,900	2,583,236
	Kyosan Electric Manufacturing Co., Ltd.	279,000	1,079,008
	Kyowa Electronics Instruments Co., Ltd.	135,100	567,614
#	LAC Co., Ltd.	87,300	968,648
	Lasertec Corp.	229,200	3,087,579
*	Livesense, Inc.	11,700	55,196
	Macnica Fuji Electronics Holdings, Inc.	195,650	2,783,113
	Mamezou Holdings Co., Ltd.	85,300	661,851
	MarkLines Co., Ltd.	1,300	38,290
	Marubun Corp.	95,700	614,620
	Maruwa Co., Ltd.	56,800	2,030,639
#	Marvelous, Inc.	196,300	1,541,480
	MCJ Co., Ltd.	186,300	2,188,101
#	Media Do Co., Ltd.	30,300	715,208
#*	Megachips Corp.	1,700	46,605
#*	Meiko Electronics Co., Ltd.	121,800	957,519
	Melco Holdings, Inc.	75,500	2,184,063
#	Micronics Japan Co., Ltd.	191,600	1,703,421
	Mimaki Engineering Co., Ltd.	80,700	466,989
	Mimasu Semiconductor Industry Co., Ltd.	92,281	1,464,770
#	Miraial Co., Ltd.	32,600	291,265

	Miroku Jyoho Service Co., Ltd.	109,700	$1,816,183
#	Mitsubishi Research Institute, Inc.	36,500	1,058,147
	Mitsui High-Tec, Inc.	139,000	1,406,524
	Mobile Create Co., Ltd.	15,400	52,106
#	Mobile Factory, Inc.	13,000	349,759
#*	Morpho, Inc.	23,400	976,522
	MTI, Ltd.	189,500	1,152,309
#	Mutoh Holdings Co., Ltd.	146,000	316,882
*	Mynet, Inc.	11,700	309,931
	Nagano Keiki Co., Ltd.	16,700	107,660
#	Nakayo Telecommunications, Inc.	390,000	1,306,469
	NEC Networks & System Integration Corp.	136,600	2,645,680
	NET One Systems Co., Ltd.	525,900	4,268,956
*	New Japan Radio Co., Ltd.	96,000	394,010
#	Nexyz Group Corp.	48,000	721,214
	Nichicon Corp.	334,200	3,114,217
	Nihon Dempa Kogyo Co., Ltd.	102,700	755,950
	Nihon Unisys, Ltd.	351,175	4,805,196
#	Nippon Ceramic Co., Ltd.	62,200	1,354,048
	Nippon Chemi-Con Corp.	950,000	3,114,505
	Nippon Information Development Co., Ltd.	400	13,826
#	Nippon Kodoshi Corp.	26,400	236,274
#	Nippon Signal Co., Ltd.	316,400	2,851,549
#	Nippon Systemware Co., Ltd.	39,900	506,712
	Nohmi Bosai, Ltd.	145,900	2,008,802
#	Noritsu Koki Co., Ltd.	117,500	948,721
	NS Solutions Corp.	192,200	4,166,410
	NSD Co., Ltd.	203,180	2,939,855
#	Nuflare Technology, Inc.	25,300	1,540,120
#	Ohara, Inc.	47,600	528,193
#	Okaya Electric Industries Co., Ltd.	73,000	262,494
#	Oki Electric Industry Co., Ltd.	493,000	7,104,300
	ONO Sokki Co., Ltd.	58,400	416,087
#	Optex Group Co., Ltd.	76,000	2,075,584
#*	Optim Corp.	23,800	627,610
	Origin Electric Co., Ltd.	173,000	474,919
	Osaki Electric Co., Ltd.	246,000	2,139,891
	Paltek Corp.	9,500	73,193
	PCA Corp.	2,500	34,419
	PCI Holdings Inc./JP	6,400	152,945
	Poletowin Pitcrew Holdings, Inc.	81,100	870,737
	Rakus Co., Ltd.	15,600	238,796
#	Renesas Easton Co., Ltd.	32,600	170,054
	Riken Keiki Co., Ltd.	84,600	1,289,286
	Riso Kagaku Corp.	179,500	3,155,534
	Roland DG Corp.	67,700	2,039,717
	Rorze Corp.	50,900	1,523,850
	RS Technologies Co., Ltd.	6,100	343,820
#*	RVH, Inc.	63,300	464,353
	Ryoden Corp.	178,000	1,172,840
	Ryosan Co., Ltd.	191,900	5,784,786
	Ryoyo Electro Corp.	122,600	1,811,006
#	Sakura Internet, Inc.	79,100	653,293

*	Sanken Electric Co., Ltd.	698,000	$3,063,881
	Sanshin Electronics Co., Ltd.	164,300	1,875,408
	Satori Electric Co., Ltd.	85,880	626,398
#	Saxa Holdings, Inc.	298,000	575,046
#	Scala, Inc.	84,900	676,178
	Shibaura Electronics Co., Ltd.	36,300	948,310
	Shibaura Mechatronics Corp.	200,000	522,511
#*	SHIFT, Inc.	19,300	207,635
	Shindengen Electric Manufacturing Co., Ltd.	450,000	1,888,246
#*	Shinkawa, Ltd.	94,400	708,386
	Shinko Electric Industries Co., Ltd.	470,400	3,157,282
	Shinko Shoji Co., Ltd.	127,300	1,396,473
	Shizuki Electric Co., Inc.	101,900	595,383
#	Siix Corp.	92,900	3,756,491
	SK-Electronics Co., Ltd.	19,900	211,028
	SMK Corp.	372,000	1,326,613
#	SMS Co., Ltd.	161,100	4,092,369
#	Softbank Technology Corp.	30,500	1,086,102
#	Softbrain Co., Ltd.	161,300	765,168
	Softcreate Holdings Corp.	27,700	318,368
	Soliton Systems KK	10,000	75,161
#	Sourcenext Corp.	70,200	360,632
	SRA Holdings	60,200	1,593,830
	Sumida Corp.	112,849	1,685,735
	Sun-Wa Technos Corp.	40,500	410,086
	Suzuden Corp.	6,400	62,558
	Systena Corp.	116,600	1,795,574
#	Tabuchi Electric Co., Ltd.	154,600	470,590
#	Tachibana Eletech Co., Ltd.	85,260	1,062,578
	Taiyo Yuden Co., Ltd.	678,700	8,609,527
	Takachiho Koheki Co., Ltd.	6,600	59,484
	TAKEBISHI Corp.	12,200	158,173
	Tamura Corp.	457,000	2,033,523
	Tazmo Co., Ltd.	22,800	361,877
	TDC Software Engineering, Inc.	18,500	224,464
#*	Teac Corp.	155,000	58,542
	TechMatrix Corp.	92,800	1,104,347
#	Tecnos Japan, Inc.	98,800	942,521
	Teikoku Tsushin Kogyo Co., Ltd.	198,000	336,102
	TIS, Inc.	505,101	12,906,585
	TKC Corp.	104,700	2,997,609
	Tokyo Electron Device, Ltd.	41,100	594,757
	Tokyo Seimitsu Co., Ltd.	240,800	7,603,299
	Tomen Devices Corp.	2,400	47,795
#	Topcon Corp.	595,400	10,665,095
	Torex Semiconductor, Ltd.	28,500	483,307
	Tose Co., Ltd.	22,100	160,419
*	Toshiba TEC Corp.	806,000	4,526,391
	Toukei Computer Co., Ltd.	22,710	471,960
	Towa Corp.	131,400	2,352,183
	Toyo Corp.	141,000	1,284,083
*	Transcosmos, Inc.	165,000	3,881,026
#	Tri Chemical Laboratories, Inc.	29,200	702,829

	UKC Holdings Corp.	84,800	$1,559,268
	Ulvac, Inc.	252,600	11,806,659
*	Uniden Holdings Corp.	376,000	615,284
	UNIRITA, Inc.	4,900	79,210
*	UT Group Co., Ltd.	189,500	2,463,117
#	V Technology Co., Ltd.	26,300	4,054,913
#*	V-Cube, Inc.	73,300	401,846
#	VeriServe Corp.	11,700	298,848
	Vitec Holdings Co., Ltd.	45,100	548,433
	Voyage Group, Inc.	40,600	658,906
	Wacom Co., Ltd.	38,100	137,781
	Wellnet Corp.	80,700	982,961
#	Y A C Co., Ltd.	48,900	625,753
#	Yamaichi Electronics Co., Ltd.	146,000	2,167,340
	Yashima Denki Co., Ltd.	31,800	191,002
#	Yokowo Co., Ltd.	86,200	1,066,471
*	Zappallas, Inc.	55,900	251,316
	Zuken, Inc.	83,000	1,017,862
Total Information Technology			455,898,686

Materials — (10.6%)
	Achilles Corp.	91,900	1,389,983
	ADEKA Corp.	544,000	7,949,198
	Agro-Kanesho Co., Ltd.	62,400	795,725
	Aichi Steel Corp.	65,400	2,604,771
	Alconix Corp.	59,000	978,743
	Arakawa Chemical Industries, Ltd.	89,500	1,640,346
#	Araya Industrial Co., Ltd.	268,000	524,939
	Asahi Holdings, Inc.	178,650	3,238,604
	Asahi Printing Co., Ltd.	800	19,387
	Asahi Yukizai Corp.	412,000	866,774
	Asia Pile Holdings Corp.	63,300	347,951
	C Uyemura & Co., Ltd.	24,700	1,343,684
#	Carlit Holdings Co., Ltd.	84,700	435,096
	Chuetsu Pulp & Paper Co., Ltd.	552,000	1,142,278
*	Chugai Mining Co., Ltd.	1,012,400	244,686
	Chugoku Marine Paints, Ltd.	347,000	2,579,909
	Dai Nippon Toryo Co., Ltd.	740,000	1,651,692
#	Dai-Ichi Kogyo Seiyaku Co., Ltd.	247,000	947,356
	Daido Steel Co., Ltd.	1,685,000	8,071,162
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	19,400	980,307
	Daiken Corp.	84,200	1,558,838
	Daiki Aluminium Industry Co., Ltd.	160,000	717,637
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	2,761,012
#	Daio Paper Corp.	497,300	6,361,211
	Denka Co., Ltd.	1,949,000	10,137,150
	Dynapac Co., Ltd.	25,000	61,756
	FP Corp.	148,000	6,921,252
	Fuji Seal International, Inc.	264,200	5,725,382
	Fujikura Kasei Co., Ltd.	145,500	846,346
	Fujimi, Inc.	103,500	2,082,998
	Fujimori Kogyo Co., Ltd.	89,700	2,503,389
#	Fumakilla, Ltd.	94,000	729,142

	Fuso Chemical Co., Ltd.	82,200	$2,577,627
	Geostr Corp.	48,100	477,275
	Godo Steel, Ltd.	87,400	1,367,575
	Gun-Ei Chemical Industry Co., Ltd.	28,600	936,945
	Hakudo Co., Ltd.	9,100	141,069
	Harima Chemicals Group, Inc.	75,100	527,701
#	Hodogaya Chemical Co., Ltd.	37,000	1,256,715
	Hokkan Holdings, Ltd.	275,000	1,245,440
	Hokko Chemical Industry Co., Ltd.	104,000	439,564
#	Hokuetsu Kishu Paper Co., Ltd.	857,799	5,996,255
	Honshu Chemical Industry Co., Ltd.	14,000	103,471
	Ihara Chemical Industry Co., Ltd.	199,100	1,808,076
	Ise Chemicals Corp.	81,000	350,704
*	Ishihara Sangyo Kaisha, Ltd.	191,150	1,912,949
	Ishizuka Glass Co., Ltd.	119,000	243,802
	JCU Corp.	63,400	2,022,943
#	JSP Corp.	75,800	1,769,713
	Kanto Denka Kogyo Co., Ltd.	264,000	2,281,921
#	Katakura & Co-op Agri Corp.	39,000	88,054
	Kawakin Holdings Co., Ltd.	11,000	38,902
	KeePer Technical Laboratory Co., Ltd.	11,700	211,323
	Kimoto Co., Ltd.	228,000	465,468
	Koatsu Gas Kogyo Co., Ltd.	160,393	1,029,331
#	Kogi Corp.	55,000	114,120
	Kohsoku Corp.	60,200	610,428
	Konishi Co., Ltd.	193,600	2,335,018
	Konoshima Chemical Co., Ltd.	19,900	360,866
	Krosaki Harima Corp.	275,000	1,094,273
#	Kumiai Chemical Industry Co., Ltd.	138,800	791,604
#	Kureha Corp.	87,650	3,862,843
	Kurimoto, Ltd.	61,500	1,215,344
	Kuriyama Holdings Corp.	18,000	268,210
	Kyoei Steel, Ltd.	117,900	2,113,532
	Kyowa Leather Cloth Co., Ltd.	47,700	374,734
	Lintec Corp.	286,700	6,122,410
#	MEC Co., Ltd.	109,500	1,256,685
	Mitani Sekisan Co., Ltd.	35,600	823,281
*	Mitsubishi Paper Mills, Ltd.	167,900	1,105,044
	Mitsubishi Steel Manufacturing Co., Ltd.	849,000	1,829,912
	Mitsui Mining & Smelting Co., Ltd.	3,627,000	12,344,311
#	MORESCO Corp.	41,300	631,431
	Mory Industries, Inc.	30,400	605,722
	Nakayama Steel Works, Ltd.	103,400	675,213
	Neturen Co., Ltd.	183,300	1,493,480
#*	New Japan Chemical Co., Ltd.	182,300	244,218
	Nicca Chemical Co., Ltd.	7,400	68,975
	Nichia Steel Works, Ltd.	164,900	404,903
#	Nihon Kagaku Sangyo Co., Ltd.	71,000	829,292
#	Nihon Nohyaku Co., Ltd.	272,900	1,716,295
	Nihon Parkerizing Co., Ltd.	575,000	7,142,255
	Nihon Yamamura Glass Co., Ltd.	503,000	894,702
	Nippon Carbide Industries Co., Inc.	434,000	597,582
	Nippon Chemical Industrial Co., Ltd.	477,000	1,020,514

#	Nippon Concrete Industries Co., Ltd.	253,600	$815,882
	Nippon Denko Co., Ltd.	673,414	2,356,873
	Nippon Fine Chemical Co., Ltd.	81,000	690,794
#	Nippon Kayaku Co., Ltd.	683,000	9,281,423
#	Nippon Kinzoku Co., Ltd.	29,300	377,841
#*	Nippon Koshuha Steel Co., Ltd.	460,000	351,609
	Nippon Light Metal Holdings Co., Ltd.	3,065,900	6,766,625
#	Nippon Paper Industries Co., Ltd.	290,600	5,231,066
	Nippon Pillar Packing Co., Ltd.	116,800	1,579,977
	Nippon Soda Co., Ltd.	827,000	4,582,237
#	Nippon Valqua Industries, Ltd.	97,799	1,609,808
	Nippon Yakin Kogyo Co., Ltd.	831,300	1,592,347
#*	Nisshin Steel Co., Ltd.	195,292	2,579,454
#	Nitta Gelatin, Inc.	77,400	524,706
	Nittetsu Mining Co., Ltd.	34,400	1,863,470
#	Nitto FC Co., Ltd.	89,300	788,233
	NOF Corp.	870,000	9,255,984
	Nozawa Corp.	10,600	111,467
#	Okamoto Industries, Inc.	405,000	4,337,330
	Okura Industrial Co., Ltd.	284,000	1,405,069
#	Osaka Organic Chemical Industry, Ltd.	76,100	618,059
#	Osaka Soda Co., Ltd.	424,000	1,896,870
	Osaka Steel Co., Ltd.	83,300	1,511,481
*	Pacific Metals Co., Ltd.	941,000	3,290,321
	Pack Corp. (The)	80,200	2,276,168
#*	Rasa Industries, Ltd.	480,000	620,701
	Rengo Co., Ltd.	1,261,000	7,304,239
#	Riken Technos Corp.	212,600	1,019,278
	Sakai Chemical Industry Co., Ltd.	570,000	1,997,887
	Sakata INX Corp.	252,400	3,483,152
	Sanyo Chemical Industries, Ltd.	69,800	2,936,132
	Sanyo Special Steel Co., Ltd.	650,300	3,460,012
#	Seiko PMC Corp.	37,800	442,813
	Sekisui Plastics Co., Ltd.	134,000	936,976
	Shikoku Chemicals Corp.	225,000	2,427,491
	Shin-Etsu Polymer Co., Ltd.	258,500	1,825,214
	Shinagawa Refractories Co., Ltd.	295,000	802,481
	Shinko Wire Co., Ltd.	184,000	231,490
*	Showa Denko K.K.	730,399	13,036,271
	SK Kaken Co., Ltd.	1,000	97,966
	Soken Chemical & Engineering Co., Ltd.	5,900	83,704
#	Stella Chemifa Corp.	61,800	1,763,909
	Sumitomo Bakelite Co., Ltd.	1,163,000	7,028,631
	Sumitomo Osaka Cement Co., Ltd.	2,493,000	10,396,428
	Sumitomo Seika Chemicals Co., Ltd.	55,800	2,379,671
	T Hasegawa Co., Ltd.	134,800	2,565,921
#	T&K Toka Co., Ltd.	84,700	808,100
	Taisei Lamick Co., Ltd.	31,700	799,325
	Taiyo Holdings Co., Ltd.	104,900	4,604,997
	Takasago International Corp.	87,200	2,804,963
	Takiron Co., Ltd.	295,000	1,536,476
*	Tanaka Chemical Corp.	35,800	235,845
	Tayca Corp.	182,000	1,237,858

	Tenma Corp.	80,800	$1,492,065
	Toagosei Co., Ltd.	658,000	7,523,492
	Toda Kogyo Corp.	253,000	621,137
	Toho Titanium Co., Ltd.	195,800	1,535,970
#	Toho Zinc Co., Ltd.	800,000	3,934,119
	Tokai Carbon Co., Ltd.	1,289,000	5,631,842
#	Tokushu Tokai Paper Co., Ltd.	57,258	2,148,810
*	Tokuyama Corp.	2,159,000	10,453,283
	Tokyo Ohka Kogyo Co., Ltd.	220,600	7,341,595
#	Tokyo Rope Manufacturing Co., Ltd.	84,800	1,285,583
	Tokyo Steel Manufacturing Co., Ltd.	652,000	5,495,456
	Tokyo Tekko Co., Ltd.	251,000	1,030,389
#	Tomoegawa Co., Ltd.	125,000	258,790
#	Tomoku Co., Ltd.	339,000	1,020,155
	Topy Industries, Ltd.	114,200	3,038,406
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	5,578,488
	Toyo Kohan Co., Ltd.	286,000	991,503
#	Toyobo Co., Ltd.	5,688,000	9,891,820
	TYK Corp.	138,000	260,694
#	UACJ Corp.	1,486,415	3,905,644
	Ube Industries, Ltd.	3,982,000	8,992,761
#	W-Scope Corp.	148,900	2,197,987
	Wood One Co., Ltd.	164,000	424,011
	Yamato Kogyo Co., Ltd.	201,200	5,205,242
	Yodogawa Steel Works, Ltd.	144,700	3,939,913
	Yotai Refractories Co., Ltd.	8,000	27,218
#	Yuki Gosei Kogyo Co., Ltd.	36,200	99,728
	Yushiro Chemical Industry Co., Ltd.	61,400	758,126
	Zeon Corp.	30,000	342,782
Total Materials			396,388,758

Real Estate — (1.8%)
	AD Works Co., Ltd.	624,700	219,194
	Airport Facilities Co., Ltd.	132,770	673,173
	Anabuki Kosan, Inc.	2,200	54,740
	Aoyama Zaisan Networks Co., Ltd.	25,400	162,416
#	Apamanshop Holdings Co., Ltd.	40,900	296,821
#	Ardepro Co., Ltd.	872,800	1,146,155
	Arealink Co., Ltd.	15,700	209,737
#*	Ascot Corp.	67,700	284,914
#	CRE, Inc.	12,300	170,379
	Daibiru Corp.	303,600	2,671,604
	Daikyo, Inc.	1,904,000	3,788,538
	Dear Life Co., Ltd.	3,300	11,603
	Goldcrest Co., Ltd.	101,790	1,833,159
	Grandy House Corp.	37,600	138,772
	Heiwa Real Estate Co., Ltd.	236,600	3,354,121
#	Ichigo, Inc.	1,303,900	3,829,648
#	Investors Cloud Co., Ltd.	17,100	723,833
*	Japan Asset Marketing Co., Ltd.	953,900	1,198,251
#	Japan Property Management Center Co., Ltd.	75,300	924,433
#	Jowa Holdings Co., Ltd.	96,000	2,369,049
	Kabuki-Za Co., Ltd.	35,000	1,587,678

	Keihanshin Building Co., Ltd.	197,900	$1,091,667
#	Kenedix, Inc.	1,399,200	5,575,849
	Land Business Co., Ltd.	34,000	86,885
#	Leopalace21 Corp.	1,960,700	10,129,468
#	Mugen Estate Co., Ltd.	66,300	503,419
	Nisshin Fudosan Co.	186,100	955,474
	Open House Co., Ltd.	179,100	4,307,524
*	Properst Co., Ltd.	26,600	51,017
#	Raysum Co., Ltd.	83,000	770,287
#	SAMTY Co., Ltd.	76,900	765,967
	Sankyo Frontier Co., Ltd.	21,000	243,768
#	Shinoken Group Co., Ltd.	81,500	1,545,521
	Star Mica Co., Ltd.	29,800	614,247
#*	Striders Corp.	153,000	93,558
	Sumitomo Real Estate Sales Co., Ltd.	106,460	3,438,346
	Sun Frontier Fudousan Co., Ltd.	163,300	1,426,966
#	Takara Leben Co., Ltd.	552,800	2,471,123
	TOC Co., Ltd.	323,950	2,679,598
#	Tokyo Rakutenchi Co., Ltd.	207,000	1,003,005
#	Tokyo Theatres Co., Inc.	468,000	613,152
	Tosei Corp.	201,700	1,329,959
	Urbanet Corp. Co., Ltd.	87,900	319,487
Total Real Estate			65,664,505

Telecommunication Services — (0.1%)
#*	Broadmedia Corp.	276,600	225,716
#	Freebit Co., Ltd.	49,800	400,623
#	Okinawa Cellular Telephone Co.	43,600	1,413,258
*	Vision Inc/Tokyo Japan	16,000	624,895
#	WirelessGate, Inc.	43,500	586,225
Total Telecommunication Services			3,250,717

Utilities — (0.8%)
#*	Eneres Co., Ltd.	101,400	524,375
#	eRex Co., Ltd.	190,600	2,253,201
	Hiroshima Gas Co., Ltd.	144,400	472,476
#	Hokkaido Electric Power Co., Inc.	1,189,200	9,008,520
#	Hokkaido Gas Co., Ltd.	287,000	709,550
#	Hokuriku Electric Power Co.	440,200	4,282,169
	Hokuriku Gas Co., Ltd.	9,900	244,694
	K&O Energy Group, Inc.	81,400	1,294,614
	Okinawa Electric Power Co., Inc. (The)	214,834	5,111,431
	Saibu Gas Co., Ltd.	1,940,000	4,467,828
	Shizuoka Gas Co., Ltd.	318,200	2,168,995
	Toell Co., Ltd.	16,900	145,929

West Holdings Corp.	96,800	$722,344
Total Utilities		31,406,126
TOTAL COMMON STOCKS		3,283,415,779
TOTAL INVESTMENT SECURITIES		3,283,415,779

		Value†
SECURITIES LENDING COLLATERAL — (12.1%)
§@ DFA Short Term Investment Fund	39,206,941	453,741,933
TOTAL INVESTMENTS — (100.0%) (Cost $3,195,652,800)^^		$3,737,157,712

Summary of the Series' investments as of March 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$827,469	$629,005,379	—	$629,832,848
Consumer Staples	—	274,029,244	—	274,029,244
Energy	—	35,464,274	—	35,464,274
Financials	—	292,064,919	—	292,064,919
Health Care	—	163,728,570	—	163,728,570
Industrials	—	935,687,132	—	935,687,132
Information Technology	—	455,898,686	—	455,898,686
Materials	—	396,388,758	—	396,388,758
Real Estate	—	65,664,505	—	65,664,505
Telecommunication Services	—	3,250,717	—	3,250,717
Utilities	—	31,406,126	—	31,406,126
Securities Lending Collateral	—	453,741,933	—	453,741,933
TOTAL	$827,469	$3,736,330,243	—	$3,737,157,712

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2017
(Unaudited)

		Shares	Value††
COMMON STOCKS — (95.5%)
Consumer Discretionary — (19.3%)
	4imprint Group P.L.C.	97,447	$2,177,022
	888 Holdings P.L.C.	1,003,090	3,363,963
	AA P.L.C.	3,212,873	10,699,645
	B&M European Value Retail SA	3,462,561	13,000,729
	Bellway P.L.C.	666,019	22,566,542
	Berkeley Group Holdings P.L.C.	262,704	10,563,204
	Bloomsbury Publishing P.L.C.	274,093	613,847
	Bovis Homes Group P.L.C.	921,633	9,777,460
	Card Factory P.L.C.	678,501	2,426,523
#*	Carpetright P.L.C.	95,402	284,169
#	Centaur Media P.L.C.	537,905	282,489
	Cineworld Group P.L.C.	1,228,419	10,196,805
	Connect Group P.L.C.	1,312,384	2,214,676
	Crest Nicholson Holdings P.L.C.	1,325,137	9,001,876
	Daily Mail & General Trust P.L.C. Class A	1,298,403	11,728,588
	Debenhams P.L.C.	6,786,832	4,631,571
	DFS Furniture P.L.C.	11,682	37,325
	Dignity P.L.C.	251,989	7,516,634
	Dixons Carphone P.L.C.	1,112,259	4,430,021
	Domino's Pizza Group P.L.C.	2,536,833	9,814,315
	Dunelm Group P.L.C.	384,367	3,068,920
*	EI Group P.L.C.	3,019,356	5,123,695
	Entertainment One, Ltd.	858,589	2,630,090
	Euromoney Institutional Investor P.L.C.	282,895	3,773,714
*	Findel P.L.C.	239,314	603,487
	Fuller Smith & Turner P.L.C. Class A	134,418	1,676,851
*	Future P.L.C.	52,125	119,573
	Games Workshop Group P.L.C.	99,458	1,215,255
	Greene King P.L.C.	1,786,209	15,679,494
	GVC Holdings P.L.C.	1,254,675	11,529,003
	Halfords Group P.L.C.	1,155,920	5,146,527
	Headlam Group P.L.C.	410,621	3,205,906
	Henry Boot P.L.C.	417,992	1,194,645
	Huntsworth P.L.C.	938,084	516,678
	Inchcape P.L.C.	2,190,976	23,099,434
	ITE Group P.L.C.	1,527,105	3,080,068
#	J D Wetherspoon P.L.C.	481,928	5,706,634
*	Jackpotjoy P.L.C.	2,301	15,827
	JD Sports Fashion P.L.C.	2,325,390	11,236,546
#*	Jimmy Choo P.L.C.	260,250	530,353
	John Menzies P.L.C.	474,822	4,028,698
	Ladbrokes Coral Group P.L.C	5,357,119	8,671,776
	Laura Ashley Holdings P.L.C.	1,465,488	270,371
	Lookers P.L.C.	1,876,000	3,026,026
	Marston's P.L.C.	3,644,221	6,130,133
#	McCarthy & Stone P.L.C.	426,928	1,009,384
	Millennium & Copthorne Hotels P.L.C.	1,000,376	5,548,831
	Mitchells & Butlers P.L.C.	1,157,232	3,540,331
	MJ Gleeson P.L.C.	189,171	1,528,065
*	Mothercare P.L.C.	596,178	867,254
	N Brown Group P.L.C.	888,335	2,333,421

#*	Ocado Group P.L.C.	2,584,145	$7,794,123
	Pendragon P.L.C.	6,452,203	2,829,332
	Pets at Home Group P.L.C.	1,313,073	3,007,579
	Photo-Me International P.L.C.	1,175,158	2,328,422
*	Punch Taverns P.L.C.	133,442	290,934
	Rank Group P.L.C.	661,654	1,735,690
	Redrow P.L.C.	1,386,677	8,866,141
	Restaurant Group P.L.C. (The)	1,170,028	4,882,252
*	Sportech P.L.C.	371,065	470,897
#*	Sports Direct International P.L.C.	892,267	3,452,569
	SSP Group P.L.C.	1,637,901	8,549,861
	STV Group P.L.C.	4,868	22,921
	SuperGroup P.L.C.	250,559	4,667,083
	Tarsus Group P.L.C.	207,820	739,739
	Ted Baker P.L.C.	153,478	5,311,592
	Thomas Cook Group P.L.C.	7,905,116	8,446,278
	Topps Tiles P.L.C.	925,429	1,126,763
	Trinity Mirror P.L.C.	1,652,512	2,387,000
	UBM P.L.C.	2,022,368	19,364,961
	Vitec Group P.L.C. (The)	159,712	1,591,946
	WH Smith P.L.C.	680,498	15,120,083
	William Hill P.L.C.	4,310,927	15,721,201
Total Consumer Discretionary			390,141,761

Consumer Staples — (5.3%)
	A.G. Barr P.L.C.	625,972	4,531,325
	Anglo-Eastern Plantations P.L.C.	104,452	899,721
	Booker Group P.L.C.	8,370,700	20,474,155
	Britvic P.L.C.	1,284,601	10,424,584
	Cranswick P.L.C.	269,159	8,613,624
#	Dairy Crest Group P.L.C.	814,795	5,646,782
	Devro P.L.C.	930,843	2,126,491
	Greencore Group P.L.C.	3,643,038	11,205,727
	Greggs P.L.C.	567,823	7,416,541
	Hilton Food Group P.L.C.	32,989	267,948
*	McBride P.L.C.	1,019,991	2,525,152
	McColl's Retail Group P.L.C.	22,532	54,995
*	Premier Foods P.L.C.	4,724,268	2,602,814
	PZ Cussons P.L.C.	1,448,927	5,832,692
*	REA Holdings P.L.C.	50,639	205,654
	Stock Spirits Group P.L.C.	681,006	1,589,486
	Tate & Lyle P.L.C.	2,414,456	23,136,836
Total Consumer Staples			107,554,527

Energy — (4.9%)
	Amec Foster Wheeler P.L.C.	2,037,469	13,626,414
	Anglo Pacific Group P.L.C.	712,870	1,085,768
*	Cairn Energy P.L.C.	3,385,007	8,684,101
#*	EnQuest P.L.C.	6,063,152	3,210,679
#*	Gulf Keystone Petroleum, Ltd.	118,761	173,080
	Gulf Marine Services P.L.C.	49,976	43,885
	Hunting P.L.C.	855,838	6,083,674

	James Fisher & Sons P.L.C.	265,562	$5,308,790
	John Wood Group P.L.C.	1,943,665	18,568,027
*	Lamprell P.L.C.	1,137,514	1,595,546
*	Nostrum Oil & Gas P.L.C.	15,734	95,468
*	Ophir Energy P.L.C.	4,046,376	4,373,752
	Petrofac, Ltd.	1,247,562	14,411,005
#*	Premier Oil P.L.C.	3,008,899	2,379,304
	Soco International P.L.C.	1,147,096	1,938,601
	Stobart Group, Ltd.	999,060	2,594,553
#*	Tullow Oil P.L.C.	5,009,214	14,775,602
Total Energy			98,948,249

Financials — (13.4%)
	Aberdeen Asset Management P.L.C.	2,018,888	6,699,444
*	Aldermore Group P.L.C.	807,488	2,249,242
	Arrow Global Group P.L.C.	872,541	3,909,197
	Ashmore Group P.L.C.	1,963,444	8,693,428
	Beazley P.L.C.	2,787,563	14,926,493
	BGEO Group P.L.C.	185,144	7,444,664
	Brewin Dolphin Holdings P.L.C.	1,582,577	6,183,332
	Charles Stanley Group P.L.C.	122,025	473,955
	Charles Taylor P.L.C.	192,071	561,397
	Chesnara P.L.C.	649,956	2,924,425
	Close Brothers Group P.L.C.	794,193	15,309,573
*	CYBG P.L.C.	644,588	2,246,878
	esure Group P.L.C.	1,478,561	4,345,532
	Hansard Global P.L.C.	16,468	18,744
	Hastings Group Holdings P.L.C.	112,240	381,787
	Henderson Group P.L.C.	5,628,395	16,432,740
	Hiscox, Ltd.	1,518,096	20,808,710
	IG Group Holdings P.L.C.	1,792,534	11,173,117
	Intermediate Capital Group P.L.C.	1,383,225	12,252,682
	International Personal Finance P.L.C.	1,088,952	2,233,676
#*	IP Group P.L.C.	1,673,952	3,286,642
	Jardine Lloyd Thompson Group P.L.C.	642,712	9,117,582
	JRP Group P.L.C.	1,459,410	2,407,087
	Jupiter Fund Management P.L.C.	2,209,407	11,788,192
	Lancashire Holdings, Ltd.	1,117,647	9,418,328
	Man Group P.L.C.	9,049,878	16,719,135
	NEX Group P.L.C.	1,635,534	11,656,983
	Novae Group P.L.C.	324,392	2,573,917
#	OneSavings Bank P.L.C.	542,604	2,744,518
	Paragon Group of Cos. P.L.C. (The)	1,231,231	6,439,042
	Phoenix Group Holdings	1,699,589	15,928,194
	Rathbone Brothers P.L.C.	221,864	6,645,801
	S&U P.L.C.	20,417	545,723
	Saga P.L.C.	4,978,410	12,656,439
	Sanne Group P.L.C.	1,498	12,973
*	Shawbrook Group P.L.C.	394,023	1,675,676
	TP ICAP P.L.C.	2,563,778	14,911,419
	Virgin Money Holdings UK P.L.C.	1,021,227	4,102,264

*	Waterloo Investment Holdings, Ltd.	5,979	$524
Total Financials			271,899,455

Health Care — (3.5%)
*	BTG P.L.C.	1,870,654	13,747,922
*	Cambian Group P.L.C.	429,731	789,674
#*	Circassia Pharmaceuticals P.L.C.	285,098	381,742
	Consort Medical P.L.C.	255,619	3,315,827
	Dechra Pharmaceuticals P.L.C.	447,265	9,365,558
	Genus P.L.C.	316,172	6,822,461
	Indivior P.L.C.	3,761,740	15,188,089
	Spire Healthcare Group P.L.C.	1,006,694	4,086,130
	UDG Healthcare P.L.C.	1,238,858	10,878,212
*	Vectura Group P.L.C.	2,977,608	5,688,766
Total Health Care			70,264,381

Industrials — (27.4%)
	Aggreko P.L.C.	1,332,278	14,734,331
	Air Partner P.L.C.	204,845	275,922
	Alumasc Group P.L.C. (The)	120,110	261,786
	Avon Rubber P.L.C.	105,903	1,274,973
	Balfour Beatty P.L.C.	3,549,781	11,972,303
	BBA Aviation P.L.C.	5,667,084	21,609,122
	Berendsen P.L.C.	823,219	7,544,097
	Bodycote P.L.C.	1,121,708	11,191,187
	Braemar Shipping Services P.L.C.	84,411	274,023
	Cape P.L.C.	697,031	2,158,019
#	Carillion P.L.C.	2,653,376	7,402,467
	Carr's Group P.L.C.	343,111	581,020
	Castings P.L.C.	157,187	935,646
*	Chemring Group P.L.C.	1,499,009	3,595,337
#	Clarkson P.L.C.	117,779	3,837,770
	Cobham P.L.C.	8,760,026	14,604,777
	Communisis P.L.C.	1,044,246	717,004
	Costain Group P.L.C.	497,318	2,870,702
	De La Rue P.L.C.	617,793	4,750,659
*	Dialight P.L.C.	102,467	1,283,834
	Diploma P.L.C.	596,092	7,906,064
	Fenner P.L.C.	1,150,618	4,207,432
*	Firstgroup P.L.C.	6,466,154	10,696,422
#*	Flybe Group P.L.C.	616,871	311,284
	G4S P.L.C.	4,186,631	15,959,930
	Galliford Try P.L.C.	481,131	8,886,706
	Go-Ahead Group P.L.C.	226,040	4,881,414
	Goodwin P.L.C.	383	7,640
	Grafton Group P.L.C.	1,074,198	9,608,409
	Harvey Nash Group P.L.C.	46,693	44,124
	Hays P.L.C.	6,770,925	13,318,994
	Hogg Robinson Group P.L.C.	134,014	116,559
	HomeServe P.L.C.	1,369,369	9,663,597
	Howden Joinery Group P.L.C.	3,209,546	17,435,991
	IMI P.L.C.	1,386,830	20,748,575

	Interserve P.L.C.	841,666	$2,342,669
	IWG P.L.C.	3,349,423	13,381,057
	John Laing Group P.L.C.	929,849	3,183,171
	Keller Group P.L.C.	404,528	4,606,779
	Kier Group P.L.C.	558,502	9,565,480
	Management Consulting Group P.L.C.	788,035	78,825
	Mears Group P.L.C.	553,404	3,488,530
	Meggitt P.L.C.	3,599,303	20,088,738
	Melrose Industries P.L.C.	10,887,020	30,421,531
#	Mitie Group P.L.C.	2,122,246	5,906,296
	Morgan Advanced Materials P.L.C.	1,527,336	5,930,635
	Morgan Sindall Group P.L.C.	191,927	2,350,448
	National Express Group P.L.C.	2,200,842	9,928,297
	Norcros P.L.C.	27,976	53,174
	Northgate P.L.C.	820,323	5,642,377
	Pagegroup P.L.C.	1,596,218	8,563,050
	PayPoint P.L.C.	258,723	3,314,018
	Polypipe Group P.L.C.	837,742	3,992,105
	Porvair P.L.C.	2,166	14,078
	QinetiQ Group P.L.C.	3,269,092	11,419,070
	Renewi P.L.C.	3,473,767	4,159,970
*	Renold P.L.C.	193,435	136,658
	Rentokil Initial P.L.C.	8,861,710	27,407,084
	Ricardo P.L.C.	271,798	2,965,903
	Robert Walters P.L.C.	381,498	2,077,507
	Rotork P.L.C.	4,157,857	12,674,018
	RPS Group P.L.C.	1,294,034	3,982,001
	Senior P.L.C.	2,337,741	6,031,153
*	Serco Group P.L.C.	3,356,146	4,849,989
	Severfield P.L.C.	1,262,597	1,317,178
	SIG P.L.C.	3,343,325	4,667,086
	Speedy Hire P.L.C.	2,851,634	1,897,160
	Spirax-Sarco Engineering P.L.C.	375,039	22,419,907
	St. Ives P.L.C.	654,912	435,013
	Stagecoach Group P.L.C.	2,117,596	5,549,790
	Sthree P.L.C.	411,722	1,622,377
	T Clarke P.L.C.	147,457	151,635
	Travis Perkins P.L.C.	177,453	3,366,457
	Trifast P.L.C.	455,452	1,221,971
	Tyman P.L.C.	241,597	976,928
	Ultra Electronics Holdings P.L.C.	403,850	10,482,612
	Vesuvius P.L.C.	1,414,171	9,213,196
*	Volex P.L.C.	307,047	156,289
	Vp P.L.C.	160,962	1,637,891
	Weir Group P.L.C. (The)	1,080,278	25,986,287
	Wilmington P.L.C.	334,384	1,048,420
	Wincanton P.L.C.	634,383	2,073,248
*	Wizz Air Holdings P.L.C.	141,798	2,910,949
	WS Atkins P.L.C.	502,623	9,698,874

	XP Power, Ltd.	74,988	$1,974,748
Total Industrials			553,030,747

Information Technology — (8.7%)
	Acal P.L.C.	293,479	823,669
	AVEVA Group P.L.C.	322,264	7,873,066
	Computacenter P.L.C.	396,844	3,704,488
	Electrocomponents P.L.C.	2,396,207	14,198,641
	Equiniti Group P.L.C.	204,525	501,304
	FDM Group Holdings P.L.C.	26,428	244,030
	Fidessa Group P.L.C.	208,071	6,490,338
*	Gocompare.Com Group P.L.C.	1,686,396	1,906,170
	Halma P.L.C.	1,951,180	25,037,886
*	Imagination Technologies Group P.L.C.	594,017	1,997,994
	Laird P.L.C.	1,470,974	2,824,640
	Micro Focus International P.L.C.	14,887	424,640
	Moneysupermarket.com Group P.L.C.	2,724,454	11,271,772
#	NCC Group P.L.C.	700,295	1,166,395
	Oxford Instruments P.L.C.	272,186	2,789,037
*	Paysafe Group P.L.C.	2,424,051	14,210,854
	Playtech P.L.C.	1,158,736	13,519,621
	Renishaw P.L.C.	180,256	7,018,767
	Rightmove P.L.C.	477,301	23,843,871
	RM P.L.C.	318,504	691,457
	SDL P.L.C.	395,868	2,878,771
*	Sepura P.L.C.	429,568	72,560
	Softcat P.L.C.	158,669	779,849
	Spectris P.L.C.	633,174	19,796,401
	Spirent Communications P.L.C.	3,155,138	4,721,405
	TT Electronics P.L.C.	828,017	2,096,722
	Xaar P.L.C.	370,936	1,649,579
	ZPG P.L.C.	963,592	4,389,600
Total Information Technology			176,923,527

Materials — (7.5%)
	Acacia Mining P.L.C.	900,534	5,065,545
#	Carclo P.L.C.	213,640	357,928
	Centamin P.L.C.	6,065,603	13,121,585
	Croda International P.L.C.	89,372	3,991,944
	DS Smith P.L.C.	4,938,232	26,866,419
	Elementis P.L.C.	2,652,783	9,614,455
	Essentra P.L.C.	1,397,280	9,179,126
*	Evraz P.L.C.	1,660,604	4,502,646
	Ferrexpo P.L.C.	433,035	908,237
	Gem Diamonds, Ltd.	654,276	766,079
#	Hill & Smith Holdings P.L.C.	416,549	6,631,321
#	Hochschild Mining P.L.C.	1,480,894	5,153,103
	Ibstock P.L.C.	30,130	78,455
*	KAZ Minerals P.L.C.	1,307,816	7,449,748
*	Lonmin P.L.C.	1,647,895	1,753,322
	Low & Bonar P.L.C.	1,136,414	1,029,802
	Marshalls P.L.C.	1,105,547	4,880,974

* Petra Diamonds, Ltd.	3,131,980	$5,214,411
#* Petropavlovsk P.L.C.	13,841,290	1,264,821
RPC Group P.L.C.	2,047,901	20,040,804
Synthomer P.L.C.	1,372,318	8,177,616
Vedanta Resources P.L.C.	365,710	3,703,634
Victrex P.L.C.	446,927	10,651,328
Zotefoams P.L.C.	93,537	361,653
Total Materials		150,764,956

Real Estate — (2.6%)
# Capital & Counties Properties P.L.C.	3,527,501	12,869,257
# CLS Holdings P.L.C.	21,962	486,848
Countrywide P.L.C.	649,114	1,265,295
Daejan Holdings P.L.C.	37,781	3,046,880
Foxtons Group P.L.C.	928,678	1,122,081
Grainger P.L.C.	2,077,628	6,414,825
Harworth Group P.L.C.	30,680	37,479
Helical P.L.C.	619,438	2,437,051
LSL Property Services P.L.C.	328,694	857,411
* Raven Russia, Ltd.	1,046,108	718,494
Savills P.L.C.	734,682	8,489,029
St. Modwen Properties P.L.C.	1,125,605	4,585,457
U & I Group P.L.C.	676,695	1,416,862
Unite Group PLC (The)	1,022,746	8,158,322
Total Real Estate		51,905,291

Telecommunication Services — (1.1%)
Inmarsat P.L.C.	1,124,420	11,979,258
KCOM Group P.L.C.	3,197,302	3,614,873
# TalkTalk Telecom Group P.L.C.	2,586,447	6,128,610
Total Telecommunication Services		21,722,741

Utilities — (1.8%)
Drax Group P.L.C.	2,266,096	9,245,956
Pennon Group P.L.C.	2,012,678	22,232,987
Telecom Plus P.L.C.	326,650	4,901,977
Total Utilities		36,380,920

TOTAL COMMON STOCKS		1,929,536,555

RIGHTS/WARRANTS — (0.1%)
* Laird P.L.C. 04/03/2017	1,176,779	1,024,699

TOTAL INVESTMENT SECURITIES		1,930,561,254

		Value†
SECURITIES LENDING COLLATERAL — (4.4%)
§@ DFA Short Term Investment Fund	7,673,716	88,807,911

TOTAL INVESTMENTS — (100.0%) (Cost $1,820,433,676)^^		$2,019,369,165

Summary of the Series' investments as of March 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$15,827	$390,125,934	—	$390,141,761
Consumer Staples	—	107,554,527	—	107,554,527
Energy	—	98,948,249	—	98,948,249
Financials	—	271,899,455	—	271,899,455
Health Care	—	70,264,381	—	70,264,381
Industrials	—	553,030,747	—	553,030,747
Information Technology	—	176,923,527	—	176,923,527
Materials	—	150,764,956	—	150,764,956
Real Estate	—	51,905,291	—	51,905,291
Telecommunication Services	—	21,722,741	—	21,722,741
Utilities	—	36,380,920	—	36,380,920
Rights/Warrants	—	1,024,699	—	1,024,699
Securities Lending Collateral	—	88,807,911	—	88,807,911
TOTAL	$15,827	$2,019,353,338	—	$2,019,369,165

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2017
(Unaudited)

		Shares	Value††
COMMON STOCKS — (85.8%)
AUSTRALIA — (43.6%)
*	3P Learning, Ltd.	35,996	$26,664
*	Acrux, Ltd.	660,428	146,287
#	Adacel Technologies, Ltd.	24,703	45,658
#	Adelaide Brighton, Ltd.	3,668,074	15,906,182
#	Ainsworth Game Technology, Ltd.	809,731	1,138,184
*	Alkane Resources, Ltd.	1,510,492	323,011
	ALS, Ltd.	1,315,878	6,171,858
#	Altium, Ltd.	303,159	1,759,843
*	Altona Mining, Ltd.	1,108,169	135,405
	Alumina, Ltd.	3,686,958	5,044,537
#	AMA Group, Ltd.	477,505	384,820
	Amaysim Australia, Ltd.	271,554	394,114
	Ansell, Ltd.	659,275	12,121,356
*	Antares Energy, Ltd.	199,346	11,961
#	AP Eagers, Ltd.	248,631	1,726,005
#	APN News & Media, Ltd.	2,156,742	4,580,401
	APN Outdoor Group, Ltd.	493,584	2,148,502
	APN Property Group, Ltd.	26,661	8,555
	Appen, Ltd.	106,434	215,486
#	ARB Corp., Ltd.	484,352	5,445,169
	Ardent Leisure Group	752,280	1,051,592
#*	Arrium, Ltd.	17,951,296	96
	Asaleo Care, Ltd.	1,646,819	2,214,614
*	Atlas Iron, Ltd.	7,155,231	163,883
	AUB Group, Ltd.	267,271	2,390,137
	Ausdrill, Ltd.	1,723,145	1,869,825
	Austal, Ltd.	1,293,477	1,711,646
#*	Australian Agricultural Co., Ltd.	2,864,730	3,632,608
	Australian Finance Group, Ltd.	106,389	110,169
	Australian Pharmaceutical Industries, Ltd.	2,618,533	4,080,823
	Australian Vintage, Ltd.	4,105,188	1,426,995
	Auswide Bank, Ltd.	94,385	375,635
#	Automotive Holdings Group, Ltd.	1,878,681	5,910,852
*	Avanco Resources, Ltd.	2,444,368	223,924
#	Aveo Group	1,564,846	3,835,502
#	AVJennings, Ltd.	7,051,385	3,341,871
#*	AWE, Ltd.	3,834,269	1,449,563
#	Baby Bunting Group, Ltd.	98,482	154,973
#	Bapcor, Ltd.	842,656	3,752,681
	Beach Energy, Ltd.	13,573,519	8,290,086
#*	Beadell Resources, Ltd.	7,171,491	1,595,643
#	Bega Cheese, Ltd.	712,553	3,446,062
#	Bellamy's Australia, Ltd.	270,885	869,102
#*	Billabong International, Ltd.	756,968	722,725
#	Blackmores, Ltd.	81,784	7,030,580
#	Blue Sky Alternative Investments, Ltd.	56,636	341,775
	BlueScope Steel, Ltd.	400,903	3,758,362
*	Boart Longyear, Ltd.	2,447,306	153,261
*	Boom Logistics, Ltd.	166,262	14,592
	Boral, Ltd.	1,776,689	7,920,807
*	Bradken, Ltd.	1,242,062	3,086,453

#	Breville Group, Ltd.	825,559	$6,515,415
	Brickworks, Ltd.	228,958	2,568,121
#	BT Investment Management, Ltd.	766,605	5,854,500
#*	Buru Energy, Ltd.	316,943	42,377
#	Cabcharge Australia, Ltd.	863,423	1,991,916
#	Capilano Honey, Ltd.	9,665	103,822
*	Capitol Health, Ltd.	164,543	21,370
	Capral, Ltd.	58,499	7,819
#*	Cardno, Ltd.	1,615,947	1,579,160
*	Carnarvon Petroleum, Ltd.	5,095,141	385,255
*	Carnegie Clean Energy, Ltd.	1,015,131	55,074
	carsales.com, Ltd.	1,702,940	14,524,142
#	Cash Converters International, Ltd.	2,406,480	579,290
	Cedar Woods Properties, Ltd.	332,516	1,421,432
	Class, Ltd.	38,871	87,900
	Cleanaway Waste Management, Ltd.	10,470,362	9,597,033
*	Clinuvel Pharmaceuticals, Ltd.	37,623	197,533
	Codan, Ltd.	447,637	682,385
#	Collection House, Ltd.	2,175,227	2,367,423
	Collins Foods, Ltd.	491,010	1,950,414
#*	Cooper Energy, Ltd.	719,967	203,502
#	Corporate Travel Management, Ltd.	276,172	4,225,307
	Costa Group Holdings, Ltd.	520,254	1,729,272
	Cover-More Group, Ltd.	353,468	525,022
#	Credit Corp. Group, Ltd.	225,792	2,981,684
#	CSG, Ltd.	1,003,475	356,606
	CSR, Ltd.	3,680,857	12,676,017
*	CuDeco, Ltd.	387,893	108,168
	Data#3, Ltd.	589,572	738,738
#	Decmil Group, Ltd.	867,988	627,117
*	Devine, Ltd.	224,413	71,945
	Dicker Data, Ltd.	49,935	87,382
	Donaco International, Ltd.	28,566	8,618
#	Downer EDI, Ltd.	4,075,221	18,034,351
	DuluxGroup, Ltd.	3,101,823	15,470,376
	DWS, Ltd.	409,792	499,176
	Eclipx Group, Ltd.	429,545	1,283,065
#*	Elders, Ltd.	585,894	2,032,254
*	Electro Optic Systems Holdings, Ltd.	15,662	30,979
*	Emeco Holdings, Ltd.	1,193,646	76,612
#*	Energy Resources of Australia, Ltd.	1,487,868	817,796
#*	Energy World Corp., Ltd.	4,185,404	1,150,840
*	Enero Group, Ltd.	12,387	9,468
#	EQT Holdings, Ltd.	23,504	317,643
#	ERM Power, Ltd.	886,277	886,805
#	Estia Health, Ltd.	760,112	1,793,774
	Euroz, Ltd.	101,762	96,433
	Event Hospitality and Entertainment, Ltd.	505,949	4,985,811
#	Evolution Mining, Ltd.	5,025,776	8,079,728
	Fairfax Media, Ltd.	15,303,894	11,981,692
#*	FAR, Ltd.	5,023,207	314,682
	Finbar Group, Ltd.	154,390	101,422
#*	Fleetwood Corp., Ltd.	394,575	647,713

#	FlexiGroup, Ltd.	1,365,210	$2,409,274
#	Flight Centre Travel Group, Ltd.	183,277	4,042,846
#	G8 Education, Ltd.	1,984,774	6,185,929
#	Gateway Lifestyle	503,149	803,452
#	GBST Holdings, Ltd.	74,715	167,230
#	Genworth Mortgage Insurance Australia, Ltd.	1,220,784	2,929,304
	Global Construction Services, Ltd.	4,832	2,156
	GR Engineering Services, Ltd.	27,611	33,219
	GrainCorp, Ltd. Class A	1,251,687	8,695,991
	Grange Resources, Ltd.	1,724,297	256,581
#	Greencross, Ltd.	319,066	1,754,953
*	Greenland Minerals & Energy, Ltd.	114,047	9,580
#	GUD Holdings, Ltd.	893,134	8,077,586
	GWA Group, Ltd.	2,030,007	4,494,240
#	Hansen Technologies, Ltd.	361,614	947,392
	Healthscope, Ltd.	1,336,318	2,316,853
	HFA Holdings, Ltd.	347,030	585,901
#*	Hills, Ltd.	1,277,876	205,049
*	Horizon Oil, Ltd.	4,073,887	180,506
	IDP Education, Ltd.	30,186	106,071
	Iluka Resources, Ltd.	2,032,058	11,828,520
*	Imdex, Ltd.	1,644,961	816,936
#	IMF Bentham, Ltd.	836,689	1,160,133
	Independence Group NL	2,082,153	5,695,203
*	Infigen Energy	3,327,665	2,554,772
	Infomedia, Ltd.	2,118,120	1,182,076
	Integrated Research, Ltd.	383,363	828,320
#	InvoCare, Ltd.	920,100	9,936,987
#	IOOF Holdings, Ltd.	2,068,330	13,477,586
#	IRESS, Ltd.	1,175,824	10,520,318
	iSelect, Ltd.	254,932	385,640
#	iSentia Group, Ltd.	463,170	530,844
	IVE Group, Ltd.	18,511	33,237
#	Japara Healthcare, Ltd.	962,449	1,477,605
#	JB Hi-Fi, Ltd.	962,791	18,163,651
*	Jupiter Mines, Ltd.	381,117	152,447
	K&S Corp., Ltd.	265,983	346,466
#*	Karoon Gas Australia, Ltd.	869,250	1,088,893
#*	Kingsgate Consolidated, Ltd.	1,717,937	321,701
*	Kingsrose Mining, Ltd.	937,248	71,606
	Link Administration Holdings, Ltd.	219,998	1,299,116
#*	Lynas Corp., Ltd.	3,390,978	238,319
	MACA, Ltd.	721,299	840,488
*	Macmahon Holdings, Ltd.	6,881,875	814,031
	Macquarie Atlas Roads Group	606,435	2,371,690
#	Magellan Financial Group, Ltd.	493,135	8,900,584
#	Mantra Group, Ltd.	1,255,464	2,799,867
	MaxiTRANS Industries, Ltd.	915,613	507,191
#*	Mayne Pharma Group, Ltd.	6,571,574	7,151,769
	McMillan Shakespeare, Ltd.	450,123	4,545,740
	McPherson's, Ltd.	558,677	597,176
#*	Medusa Mining, Ltd.	1,263,898	347,973
	Melbourne IT, Ltd.	441,811	766,447

#*	Mesoblast, Ltd.	307,194	$535,025
#*	Metals X, Ltd.	1,642,001	978,993
#*	Metcash, Ltd.	5,204,963	9,817,088
	Michael Hill International, Ltd.	1,490,263	1,597,420
*	Millennium Minerals, Ltd.	398,211	77,888
*	Mincor Resources NL	1,067,643	171,114
	Mineral Resources, Ltd.	1,168,088	9,587,162
#*	MMA Offshore, Ltd.	2,282,868	383,502
	MNF Group, Ltd.	22,122	80,456
	Monadelphous Group, Ltd.	813,595	7,659,078
	Monash IVF Group, Ltd.	295,848	428,363
	Money3 Corp., Ltd.	115,286	126,804
*	Morning Star Gold NL	332,749	25
	Mortgage Choice, Ltd.	719,356	1,285,727
#*	Mount Gibson Iron, Ltd.	4,758,288	1,527,657
#	Myer Holdings, Ltd.	5,669,367	5,262,220
	MYOB Group, Ltd.	747,227	2,032,813
#	MyState, Ltd.	245,747	863,539
	Navitas, Ltd.	1,606,445	5,437,254
#*	NetComm Wireless, Ltd.	36,441	43,122
	New Hope Corp., Ltd.	233,645	317,471
#*	NEXTDC, Ltd.	42,329	131,933
	nib holdings, Ltd.	2,772,247	12,536,416
	Nick Scali, Ltd.	185,039	1,019,172
#	Nine Entertainment Co. Holdings, Ltd.	1,091,073	1,045,300
	Northern Star Resources, Ltd.	4,806,957	14,941,718
#*	NRW Holdings, Ltd.	2,147,851	1,100,036
	Nufarm, Ltd.	1,407,770	10,430,965
#	OFX Group, Ltd.	646,647	728,345
	oOh!media, Ltd.	49,189	173,496
#*	Orocobre, Ltd.	631,663	1,343,048
	Orora, Ltd.	4,036,759	9,126,883
#	OrotonGroup, Ltd.	131,885	153,115
	OZ Minerals, Ltd.	2,198,276	13,151,779
#	Pacific Current Group, Ltd.	51,720	177,400
	Pacific Smiles Group, Ltd.	247,728	378,521
	Pact Group Holdings, Ltd.	559,433	2,990,934
#*	Paladin Energy, Ltd.	9,564,569	767,269
*	Panoramic Resources, Ltd.	1,865,498	399,396
	Peet, Ltd.	1,659,464	1,489,633
#*	Peninsula Energy, Ltd.	209,095	79,938
#	Perpetual, Ltd.	356,426	14,198,409
#*	Perseus Mining, Ltd.	3,800,711	901,981
#	Platinum Asset Management, Ltd.	675,440	2,646,944
	PMP, Ltd.	2,327,074	1,217,522
	Premier Investments, Ltd.	594,567	6,504,306
*	Prima Biomed, Ltd.	1,409,121	33,367
	Primary Health Care, Ltd.	3,326,526	9,072,059
#	Prime Media Group, Ltd.	2,031,951	457,470
	Pro Medicus, Ltd.	13,759	60,981
#	Programmed Maintenance Services, Ltd.	1,818,274	2,603,840
#	Qube Holdings, Ltd.	3,410,977	6,670,742
#	Quintis, Ltd.	2,130,129	1,691,131

#*	Ramelius Resources, Ltd.	2,806,418	$1,093,992
#	RCG Corp., Ltd.	599,598	499,309
	RCR Tomlinson, Ltd.	1,055,209	2,550,598
	Reckon, Ltd.	385,431	500,283
*	Red 5, Ltd.	9,022	393
	Reece, Ltd.	228,772	7,156,253
#	Regis Healthcare, Ltd.	530,153	1,810,326
	Regis Resources, Ltd.	2,702,494	6,827,600
#	Reject Shop, Ltd. (The)	269,244	1,703,079
	Resolute Mining, Ltd.	6,772,221	6,747,965
#	Retail Food Group, Ltd.	1,189,292	4,842,143
	Ridley Corp., Ltd.	1,421,393	1,449,229
*	RungePincockMinarco, Ltd.	30,702	13,942
	Ruralco Holdings, Ltd.	151,750	327,014
	RXP Services, Ltd.	54,332	33,828
*	Salmat, Ltd.	645,788	283,549
	Sandfire Resources NL	802,453	3,907,096
*	Saracen Mineral Holdings, Ltd.	6,350,203	4,785,436
#	SeaLink Travel Group, Ltd.	56,315	187,586
#	Select Harvests, Ltd.	547,489	2,458,183
*	Senetas Corp., Ltd.	131,335	9,331
#*	Senex Energy, Ltd.	6,525,453	1,768,980
#	Servcorp, Ltd.	325,416	1,528,927
	Service Stream, Ltd.	1,930,150	1,695,323
#	Seven Group Holdings, Ltd.	559,015	4,572,664
	Seven West Media, Ltd.	7,785,820	4,667,676
	SG Fleet Group, Ltd.	117,615	305,517
	Shine Corporate, Ltd.	15,573	6,538
	Shriro Holdings, Ltd.	14,307	14,212
	Sigma Pharmaceuticals, Ltd.	7,817,607	7,700,352
#*	Silex Systems, Ltd.	511,695	211,101
#	Silver Chef, Ltd.	121,311	677,542
#*	Silver Lake Resources, Ltd.	4,060,760	1,802,388
	Sims Metal Management, Ltd.	1,382,214	13,058,863
*	Sino Gas & Energy Holdings, Ltd.	240,068	17,796
#	Sirtex Medical, Ltd.	413,240	5,649,664
#*	Slater & Gordon, Ltd.	2,016,208	200,116
	SmartGroup Corp., Ltd.	89,030	448,908
#	SMS Management & Technology, Ltd.	575,318	727,321
	Southern Cross Media Group, Ltd.	3,965,374	4,239,148
	Spark Infrastructure Group	11,913,246	21,574,800
*	Specialty Fashion Group, Ltd.	786,397	318,645
#	SpeedCast International, Ltd.	435,226	1,160,045
#	Spotless Group Holdings, Ltd.	4,177,679	3,461,231
*	St Barbara, Ltd.	3,864,261	7,039,176
	Star Entertainment Grp, Ltd. (The)	758,123	3,167,555
	Steadfast Group, Ltd.	3,073,816	5,963,602
*	Strike Energy, Ltd.	1,576,787	96,319
#*	Sundance Energy Australia, Ltd.	5,832,497	534,540
	Sunland Group, Ltd.	740,896	988,883
#	Super Retail Group, Ltd.	1,280,749	10,031,607
#*	Syrah Resources, Ltd.	357,578	772,815
	Tabcorp Holdings, Ltd.	3,586,818	13,016,076

#	Tassal Group, Ltd.	1,136,742	$3,933,967
	Technology One, Ltd.	1,772,760	6,948,608
#*	Ten Network Holdings, Ltd.	1,309,458	569,994
	Thorn Group, Ltd.	695,608	696,102
*	Tiger Resources, Ltd.	9,447,997	353,695
#	Tox Free Solutions, Ltd.	1,181,498	2,103,249
	Treasury Wine Estates, Ltd.	387,991	3,624,466
*	Tribune Resources, Ltd.	3,093	15,129
#*	Troy Resources, Ltd.	2,230,415	264,470
#	Villa World, Ltd.	380,404	691,785
#	Village Roadshow, Ltd.	831,506	2,666,780
#*	Virgin Australia Holdings, Ltd.	11,885,050	1,725,288
#	Virtus Health, Ltd.	350,446	1,547,731
#	Vita Group, Ltd.	229,563	574,848
#	Vocus Group, Ltd.	4,260,609	14,058,869
*	Watpac, Ltd.	760,701	453,511
	Webjet, Ltd.	626,046	5,490,268
	Webster, Ltd.	23,507	26,036
#*	Western Areas, Ltd.	2,274,784	4,012,331
#*	Westgold Resources, Ltd.	820,999	1,483,899
#*	Whitehaven Coal, Ltd.	4,143,411	9,450,424
*	WorleyParsons, Ltd.	757,956	6,371,723
	WPP AUNZ, Ltd.	2,447,007	2,149,850
*	Yowie Group, Ltd.	40,157	15,343
TOTAL AUSTRALIA			832,371,260

CHINA — (0.0%)
	China Everbright Water, Ltd.	360,500	122,321
	K Wah International Holdings, Ltd.	1,228,632	816,256
TOTAL CHINA			938,577

HONG KONG — (24.4%)
*	13 Holdings, Ltd. (The)	99,000	27,379
	Aeon Credit Service Asia Co., Ltd.	632,000	463,596
	Aeon Stores Hong Kong Co., Ltd.	248,000	233,380
	Agritrade Resources, Ltd.	3,065,000	528,357
	Alco Holdings, Ltd.	1,614,000	442,538
	Allan International Holdings	32,000	8,639
	Allied Group, Ltd.	663,200	4,438,546
	Allied Properties HK, Ltd.	12,007,857	3,077,015
	Alltronics Holdings, Ltd.	595,000	365,362
*	Anxian Yuan China Holdings, Ltd.	3,100,000	32,719
*	Apac Resources, Ltd.	31,747,350	486,454
#*	Applied Development Holdings, Ltd.	6,160,000	523,409
	APT Satellite Holdings, Ltd.	3,008,500	1,608,670
	Arts Optical International Hldgs, Ltd.	730,000	278,980
	Asia Financial Holdings, Ltd.	2,404,908	1,315,974
	Asia Investment Finance Group, Ltd.	1,518,000	13,858
*	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,154,486
	Asia Standard Hotel Group, Ltd.	34,311,654	1,898,477
	Asia Standard International Group, Ltd.	13,316,917	3,220,886
	Associated International Hotels, Ltd.	952,000	2,804,540

*	Auto Italia Holdings	1,900,000	$28,609
*	BeijingWest Industries International, Ltd.	741,600	163,336
#	BEP International Holdings, Ltd.	24,410,000	1,351,770
*	Bisu Technology Group International, Ltd.	16,000	16,038
	Bonjour Holdings, Ltd.	13,988,600	720,211
	Bossini International Holdings, Ltd.	3,699,500	226,091
#	Bright Smart Securities & Commodities Group, Ltd.	5,254,000	1,738,930
*	Brightoil Petroleum Holdings, Ltd.	8,446,000	2,422,137
#*	Brockman Mining, Ltd.	22,810,814	470,426
*	Burwill Holdings, Ltd.	31,596,960	651,130
	Cafe de Coral Holdings, Ltd.	2,438,000	7,986,268
*	Cash Financial Services Group, Ltd.	3,438,000	152,623
#*	CCT Land Holdings, Ltd.	18,640,000	23,930
	Century City International Holdings, Ltd.	6,391,460	477,292
#*	CGN Mining Co., Ltd.	1,420,000	138,936
*	Champion Technology Holdings, Ltd.	17,285,089	271,439
	Chen Hsong Holdings	1,212,000	327,161
	Cheuk Nang Holdings, Ltd.	649,742	438,735
	Chevalier International Holdings, Ltd.	820,989	1,311,505
*	China Best Group Holding, Ltd.	2,980,000	76,227
*	China Billion Resources, Ltd.	2,438,000	8,782
*	China Chuanglian Education Group, Ltd.	4,664,000	79,351
*	China Display Optoelectronics Technology Holdings, Ltd.	3,312,000	425,847
*	China Energy Development Holdings, Ltd.	52,140,000	523,621
*	China Ever Grand Financial Leasing Group Co., Ltd.	810,000	8,954
	China Flavors & Fragrances Co., Ltd.	747,028	193,061
*	China Fortune Financial Group, Ltd.	1,786,000	63,191
*	China Healthcare Enterprise Group, Ltd.	7,756,000	103,771
#	China LNG Group, Ltd.	34,160,000	764,970
*	China Ludao Technology Co., Ltd.	580,000	115,697
*	China Medical & Healthcare Group, Ltd.	42,916,800	2,155,421
	China Metal International Holdings, Inc.	2,670,000	838,019
#	China Motor Bus Co., Ltd.	56,000	785,438
*	China National Culture Group, Ltd.	7,410,000	34,355
#*	China Soft Power Technology Holdings, Ltd.	4,998,000	100,327
*	China Solar Energy Holdings, Ltd.	1,669,500	7,250
*	China Star Entertainment, Ltd.	1,850,000	85,674
#*	China Strategic Holdings, Ltd.	58,281,250	1,096,068
	China Ting Group Holdings, Ltd.	2,565,151	163,392
*	China Wah Yan Healthcare, Ltd.	11,685,000	58,686
	Chinese Estates Holdings, Ltd.	381,000	586,785
*	Chinlink International Holdings, Ltd.	544,800	105,854
	Chinney Investments, Ltd.	1,144,000	406,184
	Chong Hing Bank, Ltd.	107,000	233,773
	Chow Sang Sang Holdings International, Ltd.	2,373,000	5,589,041
	CHTC Fong's Industries Co., Ltd.	42,000	11,128
	Chuang's China Investments, Ltd.	7,881,407	548,161
	Chuang's Consortium International, Ltd.	7,007,043	1,416,594
	CITIC Telecom International Holdings, Ltd.	12,426,125	3,759,383
	CK Life Sciences International Holdings, Inc.	22,846,000	1,940,997
*	CMMB Vision Holdings, Ltd.	7,384,000	389,183
	CNQC International Holdings, Ltd.	2,662,500	911,004
	CNT Group, Ltd.	8,303,264	640,277

*	Common Splendor International Health Industry Group, Ltd.	9,024,000	$789,765
*	Continental Holdings, Ltd.	450,000	7,736
	Convenience Retail Asia, Ltd.	142,000	75,860
*	Convoy Global Holdings, Ltd.	45,144,000	1,191,229
#*	Cowell e Holdings, Inc.	1,794,000	563,638
*	CP Lotus Corp.	11,880,000	198,509
*	Crocodile Garments	2,085,000	278,954
#	Cross-Harbour Holdings, Ltd. (The)	889,956	1,330,458
#	CSI Properties, Ltd.	38,526,383	1,760,539
#	CW Group Holdings, Ltd.	2,624,000	473,125
	Dah Sing Banking Group, Ltd.	3,948,316	7,783,188
#	Dah Sing Financial Holdings, Ltd.	1,500,544	11,432,178
	Dickson Concepts International, Ltd.	1,282,500	456,984
*	Ding He Mining Holdings, Ltd.	8,124,000	49,152
*	Dragonite International, Ltd.	56,000	13,631
	Dynamic Holdings, Ltd.	18,000	18,049
	Eagle Nice International Holdings, Ltd.	1,846,000	517,731
	EcoGreen International Group, Ltd.	1,634,640	355,420
	Emperor Capital Group, Ltd.	31,083,000	2,721,693
	Emperor Entertainment Hotel, Ltd.	4,530,000	1,043,997
	Emperor International Holdings, Ltd.	9,154,753	2,849,143
*	Emperor Watch & Jewellery, Ltd.	26,450,000	1,175,185
#*	Enerchina Holdings, Ltd.	11,686,500	314,622
*	ENM Holdings, Ltd.	14,680,000	1,058,143
*	EPI Holdings, Ltd.	1,950,001	70,369
#*	Esprit Holdings, Ltd.	14,828,050	12,427,425
*	eSun Holdings, Ltd.	4,444,000	565,188
*	Eternity Investment, Ltd.	830,000	24,032
#	Fairwood Holdings, Ltd.	719,100	2,891,986
	Far East Consortium International, Ltd.	9,468,288	4,387,592
*	Far East Holdings International, Ltd.	720,000	70,400
	FIH Mobile, Ltd.	15,539,000	6,058,858
	First Pacific Co., Ltd.	5,772,000	4,195,335
	First Shanghai Investments, Ltd.	5,368,000	781,266
	Fountain SET Holdings, Ltd.	5,730,000	767,273
	Four Seas Mercantile Holdings, Ltd.	610,000	305,624
*	Freeman FinTech Corp., Ltd.	5,400,000	344,078
	Fulum Group Holdings, Ltd.	76,000	8,994
	Future Bright Holdings, Ltd.	3,288,000	350,782
	G-Resources Group, Ltd.	169,647,600	3,189,130
#*	GCL New Energy Holdings, Ltd.	26,756,000	1,480,864
#*	Genscript Biotech Corp.	1,748,000	943,131
#	Get Nice Financial Group, Ltd.	966,600	115,734
#	Get Nice Holdings, Ltd.	41,752,000	1,451,480
	Giordano International, Ltd.	11,262,000	6,117,393
*	Global Brands Group Holding, Ltd.	33,378,000	3,568,725
	Glorious Sun Enterprises, Ltd.	4,328,000	557,108
	Gold Peak Industries Holdings, Ltd.	3,029,642	292,338
	Golden Resources Development International, Ltd.	3,330,500	214,303
#*	Good Resources Holdings, Ltd.	7,520,000	401,560
*	Grande Holdings, Ltd. (The)	882,000	44,860
	Great Eagle Holdings, Ltd.	591,467	2,782,711
	Guangnan Holdings, Ltd.	2,363,600	349,814

	Guoco Group, Ltd.	2,000	$23,163
#	Guotai Junan International Holdings, Ltd.	24,430,797	7,929,464
#	Haitong International Securities Group, Ltd.	13,596,015	7,996,785
	Hanison Construction Holdings, Ltd.	2,103,649	368,448
*	Hao Tian Development Group, Ltd.	16,639,200	868,330
	Harbour Centre Development, Ltd.	935,500	1,700,066
*	Henry Group Holdings, Ltd.	404,000	74,960
	High Fashion International, Ltd.	268,000	70,385
	HKBN, Ltd.	2,324,500	2,598,865
*	HKR International, Ltd.	5,957,536	3,181,793
	Hon Kwok Land Investment Co., Ltd.	388,800	205,166
#	Hong Kong Aircraft Engineering Co., Ltd.	113,600	789,120
*	Hong Kong Building & Loan Agency, Ltd. (The)	1,200,000	47,096
	Hong Kong Ferry Holdings Co., Ltd.	855,300	980,646
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	162,181
*	Hong Kong Television Network, Ltd.	2,787,751	516,417
*	HongDa Financial Holding, Ltd.	2,160,000	77,813
#	Hongkong & Shanghai Hotels, Ltd. (The)	2,039,612	2,399,352
	Hongkong Chinese, Ltd.	5,038,000	940,088
	Hop Hing Group Holdings, Ltd.	5,280,000	142,166
	Hopewell Holdings, Ltd.	3,345,000	12,617,048
#*	Hsin Chong Group Holdings, Ltd.	13,109,658	591,206
#*	Huarong Investment Stock Corp., Ltd.	405,000	70,306
	Huisheng International Holdings, Ltd.	2,964,000	194,493
	Hung Hing Printing Group, Ltd.	2,628,000	527,343
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	12,042,000	3,581,159
#*	I-CABLE Communications, Ltd.	4,761,000	380,008
#	IGG, Inc.	7,821,000	10,856,126
*	Imagi International Holdings, Ltd.	2,142,300	256,094
*	International Standard Resources Holdings, Ltd.	15,485,250	179,315
*	iOne Holdings, Ltd.	11,820,000	352,834
	IPE Group, Ltd.	3,345,000	964,001
*	IRC, Ltd.	10,590,266	490,811
	IT, Ltd.	4,344,532	1,884,002
	ITC Corp., Ltd.	2,839,150	200,997
	ITC Properties Group, Ltd.	5,487,001	2,224,802
*	Jinhui Holdings Co., Ltd.	102,000	13,710
	Johnson Electric Holdings, Ltd.	2,290,250	6,841,998
	Kader Holdings Co., Ltd.	92,000	8,887
	Kam Hing International Holdings, Ltd.	1,830,000	124,850
*	Kantone Holdings, Ltd.	919,364	75,822
	Karrie International Holdings, Ltd.	1,238,000	146,585
	Keck Seng Investments	878,600	719,896
	Kerry Logistics Network, Ltd.	2,186,000	3,067,540
	Kingmaker Footwear Holdings, Ltd.	1,914,955	552,253
	Kingston Financial Group, Ltd.	1,891,000	615,925
*	Kong Sun Holdings, Ltd.	575,000	21,092
#	Kowloon Development Co., Ltd.	2,541,000	2,635,993
#*	KuangChi Science, Ltd.	2,122,000	928,818
*	Kwan On Holdings, Ltd.	1,900,000	386,339
	Kwoon Chung Bus Holdings, Ltd.	20,000	10,423
	L'Occitane International SA	742,000	1,509,606
*	L'sea Resources International Holdings, Ltd.	5,480,000	79,029

	Lai Sun Development Co., Ltd.	92,468,345	$2,369,112
	Lai Sun Garment International, Ltd.	3,347,156	851,106
	Lam Soon Hong Kong, Ltd.	302,310	420,623
#*	Landing International Development, Ltd.	46,600,000	323,631
	Landsea Green Properties Co., Ltd.	948,000	78,080
*	LEAP Holdings Group, Ltd.	1,110,000	77,213
	Lifestyle International Holdings, Ltd.	2,002,000	2,716,765
*	Lifestyle Properties Development, Ltd.	40,000	24,148
	Lippo China Resources, Ltd.	20,922,000	649,038
	Lippo, Ltd.	1,161,700	707,404
	Lisi Group Holdings, Ltd.	10,142,000	821,727
#	Liu Chong Hing Investment, Ltd.	1,299,200	1,855,759
	Luk Fook Holdings International, Ltd.	3,243,000	10,308,964
	Luks Group Vietnam Holdings Co., Ltd.	514,913	181,635
	Lung Kee Bermuda Holdings	1,567,875	669,678
#*	Macau Legend Development, Ltd.	17,322,000	3,099,917
	Magnificent Hotel Investment, Ltd.	13,170,000	315,184
#	Major Holdings, Ltd.	780,000	130,420
*	Man Sang International, Ltd.	132,000	8,834
	Man Wah Holdings, Ltd.	13,578,800	10,785,635
*	Mason Financial Holdings, Ltd.	46,633,399	678,616
#	Master Glory Group, Ltd.(BYTP1T9)	41,810,592	1,109,262
#	Master Glory Group, Ltd.(BYTP1T9)	394,860	10,467
	Matrix Holdings, Ltd.	1,067,414	441,714
	Melbourne Enterprises, Ltd.	39,500	913,146
#	Melco International Development, Ltd.	5,011,000	8,850,198
#*	Midland Holdings, Ltd.	5,182,000	1,381,913
#*	Midland IC&I, Ltd.	25,910,000	169,993
	Ming Fai International Holdings, Ltd.	2,148,000	292,831
	Miramar Hotel & Investment	910,000	1,955,912
	Modern Dental Group, Ltd.	150,000	57,755
*	Mongolian Mining Corp.	8,115,500	232,938
	NagaCorp, Ltd.	11,214,000	6,394,104
	Nanyang Holdings, Ltd.	133,500	760,899
	National Electronic Hldgs	2,668,600	377,504
*	National United Resources Holdings, Ltd.	18,280,000	125,371
*	Neo-Neon Holdings, Ltd.	2,337,500	307,081
*	Neptune Group, Ltd.	1,475,000	79,673
*	NetMind Financial Holdings, Ltd.	133,296,000	909,102
*	New Century Group Hong Kong, Ltd.	13,351,464	240,390
*	NEW Concepts Holdings, Ltd.	268,000	132,812
*	New Times Energy Corp., Ltd.	2,276,400	73,223
	Newocean Energy Holdings, Ltd.	8,052,000	2,290,030
*	Next Digital, Ltd.	4,295,183	198,880
*	Nine Express, Ltd.	11,388,000	520,388
*	O Luxe Holdings, Ltd.	11,362,500	1,227,067
	On Time Logistics Holdings, Ltd.	110,000	49,382
#	OP Financial Investments, Ltd.	828,000	307,856
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,759,706	992,347
	Orient Overseas International, Ltd.	1,483,500	7,923,820
#	Oriental Watch Holdings	3,070,800	707,861
*	Pacific Andes International Holdings, Ltd.	19,435,067	68,522
*	Pacific Basin Shipping, Ltd.	30,220,000	6,424,236

*	Pacific Plywood Holdings, Ltd.	880,000	$47,587
#	Pacific Textiles Holdings, Ltd.	6,707,000	7,424,985
	Pak Fah Yeow International, Ltd.	5,000	2,285
	Paliburg Holdings, Ltd.	3,104,830	1,047,412
*	Pan Asia Environmental Protection Group, Ltd.	214,000	25,884
#*	Paradise Entertainment, Ltd.	3,652,000	615,453
*	Pearl Oriental Oil, Ltd.	11,849,400	411,717
*	Pegasus Entertainment Holdings, Ltd.	664,000	21,362
	Pegasus International Holdings, Ltd.	226,000	34,141
	Perfect Shape Beauty Technology, Ltd.	1,172,000	108,607
#	Pico Far East Holdings, Ltd.	5,478,000	2,207,451
	Playmates Holdings, Ltd.	692,000	915,728
	Playmates Toys, Ltd.	6,208,000	1,143,665
#	Pokfulam Development Co.	234,000	478,817
	Polytec Asset Holdings, Ltd.	11,323,526	917,941
	Public Financial Holdings, Ltd.	3,102,000	1,433,187
	PuraPharm Corp., Ltd.	137,000	63,451
*	PYI Corp., Ltd.	24,147,973	515,530
#*	Qianhai Health Holdings, Ltd.	157,499	1,845
	Raymond Industrial, Ltd.	30,400	4,303
#	Regal Hotels International Holdings, Ltd.	2,871,800	1,596,740
*	Regent Pacific Group, Ltd.	1,020,000	57,099
#	Regina Miracle International Holdings, Ltd.	650,000	500,909
#*	Rentian Technology Holdings, Ltd.	8,390,000	496,862
	Rivera Holdings, Ltd.	5,710,000	492,206
*	Runway Global Holdings Co., Ltd.	588,000	76,388
	SA SA International Holdings, Ltd.	11,234,688	4,425,705
	Safety Godown Co., Ltd.	400,000	964,590
	SAS Dragon Holdings, Ltd.	2,120,000	542,569
#	SEA Holdings, Ltd.	1,172,000	2,660,243
*	SEEC Media Group, Ltd.	6,100,000	98,095
	Shangri-La Asia, Ltd.	482,000	701,873
#	Shenwan Hongyuan HK, Ltd.	4,201,250	1,796,149
*	Shougang Concord Grand Group, Ltd.	1,158,000	38,006
	Shun Ho Property Investments, Ltd.	1,254,757	476,299
*	Shun Tak Holdings, Ltd.	13,985,419	4,951,931
*	Silver base Group Holdings, Ltd.	3,641,515	243,620
#*	Sincere Watch Hong Kong, Ltd.	4,450,000	108,138
	Sing Tao News Corp., Ltd.	1,974,000	256,637
#*	Singamas Container Holdings, Ltd.	11,232,000	1,836,414
	SIS International Holdings	34,000	17,938
	SITC International Holdings Co., Ltd.	1,177,000	808,801
	Sitoy Group Holdings, Ltd.	1,409,000	290,230
	Sky Light Holdings, Ltd.	224,000	68,409
#*	Skyway Securities Group, Ltd.	12,270,000	528,607
	SmarTone Telecommunications Holdings, Ltd.	3,918,031	5,050,090
*	SOCAM Development, Ltd.	1,744,771	512,424
*	Solartech International Holdings, Ltd.	11,280,000	645,743
*	Solomon Systech International, Ltd.	10,100,000	526,318
	Soundwill Holdings, Ltd.	552,000	1,207,740
*	South China Assets Holdings, Ltd.	1,679,170	13,823
*	South China Financial Holdings, Ltd.	16,950,000	150,566
*	South China Holdings Co., Ltd.	17,774,503	720,458

	Stella International Holdings, Ltd.	1,749,000	$2,889,528
*	Stelux Holdings International, Ltd.	3,011,400	205,125
*	Success Universe Group, Ltd.	6,716,000	188,376
	Sun Hing Vision Group Holdings, Ltd.	358,000	130,565
	Sun Hung Kai & Co., Ltd.	4,771,429	3,131,800
	Sunwah Kingsway Capital Holdings, Ltd.	7,690,000	128,730
#	TAI Cheung Holdings, Ltd.	2,114,000	1,924,545
	Tai Sang Land Development, Ltd.	781,910	491,555
*	Tai United Holdings, Ltd.	625,000	99,616
*	Talent Property Group, Ltd.	14,355,000	265,917
#	Tan Chong International, Ltd.	1,176,000	366,179
#	Tao Heung Holdings, Ltd.	1,166,000	336,065
#	Television Broadcasts, Ltd.	2,183,300	8,821,943
*	Termbray Industries International Holdings, Ltd.	2,304,900	186,916
	Tern Properties Co., Ltd.	51,200	30,308
#	Texwinca Holdings, Ltd.	6,986,000	4,702,612
	Tian Teck Land, Ltd.	1,024,000	1,153,085
*	TOM Group, Ltd.	680,000	159,258
#	Town Health International Medical Group, Ltd.	2,672,000	426,455
	Tradelink Electronic Commerce, Ltd.	5,380,000	1,121,331
#	Transport International Holdings, Ltd.	1,285,341	3,929,347
#*	Trinity, Ltd.	8,046,000	590,630
*	Tristate Holdings, Ltd.	100,000	20,904
*	TSC Group Holdings, Ltd.	3,386,000	392,303
#	Tsui Wah Holdings, Ltd.	1,840,000	298,441
*	United Laboratories International Holdings, Ltd. (The)	5,776,000	3,769,076
*	Universal Technologies Holdings, Ltd.	7,410,000	252,416
*	Up Energy Development Group, Ltd.	3,929,000	24,469
	Upbest Group, Ltd.	72,000	10,660
*	Value Convergence Holdings, Ltd.	3,156,000	609,574
	Vanke Property Overseas, Ltd.	49,000	32,432
	Vantage International Holdings, Ltd.	2,918,000	368,181
	Varitronix International, Ltd.	2,769,293	1,243,508
	Vedan International Holdings, Ltd.	3,360,000	423,941
	Victory City International Holdings, Ltd.	24,573,660	853,642
#	Vitasoy International Holdings, Ltd.	5,537,000	11,006,720
*	VS International Group, Ltd.	488,000	19,758
#	VST Holdings, Ltd.	5,221,600	1,834,132
	VTech Holdings, Ltd.	854,500	10,216,496
	Wai Kee Holdings, Ltd.	7,640,738	3,125,080
	Wang On Group, Ltd.	5,160,000	46,460
	Win Hanverky Holdings, Ltd.	2,734,000	404,785
*	Winfull Group Holdings, Ltd.	9,512,000	227,468
	Wing On Co. International, Ltd.	759,000	2,493,117
	Wing Tai Properties, Ltd.	1,923,331	1,353,765
	Wonderful Sky Financial Group Holdings, Ltd.	832,000	224,872
	Wong's International Holdings, Ltd.	737,641	269,617
	Wong's Kong King International	322,000	36,498
	Xinyi Glass Holdings, Ltd.	17,658,000	15,553,523
	Yangtzekiang Garment, Ltd.	606,500	228,433
*	Yat Sing Holdings, Ltd.	190,000	144,182
*	Yau Lee Holdings, Ltd.	424,000	56,774
	Yeebo International Holdings, Ltd.	2,890,000	1,457,013

	YGM Trading, Ltd.	447,000	$448,587
*	YT Realty Group, Ltd.	749,000	244,841
	Yugang International, Ltd.	90,818,000	1,963,078
TOTAL HONG KONG			465,282,964

NEW ZEALAND — (6.6%)
#*	a2 Milk Co., Ltd.	2,097,503	4,394,915
	Abano Healthcare Group, Ltd.	30,725	185,227
	Air New Zealand, Ltd.	3,693,701	6,368,566
	Arvida Group, Ltd.	43,272	38,505
	Briscoe Group, Ltd.	2,235	6,859
	Chorus, Ltd.	2,169,937	6,565,912
	Colonial Motor Co., Ltd. (The)	144,588	748,624
	Comvita, Ltd.	2,780	16,761
	Contact Energy, Ltd.	2,259,220	8,010,949
	EBOS Group, Ltd.	451,590	5,773,396
	Freightways, Ltd.	974,609	5,116,318
	Genesis Energy, Ltd.	837,848	1,221,067
	Hallenstein Glasson Holdings, Ltd.	242,445	603,079
	Heartland Bank, Ltd.	784,972	902,324
	Infratil, Ltd.	3,268,694	6,665,798
	Kathmandu Holdings, Ltd.	676,475	938,464
#	Mainfreight, Ltd.	539,049	8,531,837
	Methven, Ltd.	93,877	78,292
	Metlifecare, Ltd.	600,280	2,578,389
#	Metro Performance Glass, Ltd.	49,156	44,745
	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	804,336
	New Zealand Oil & Gas, Ltd.	1,659,791	686,145
	New Zealand Refining Co., Ltd. (The)	616,799	1,028,676
#	NZME, Ltd.	945,851	614,233
	NZX, Ltd.	952,265	720,121
	Opus International Consultants, Ltd.	12,925	8,750
*	Orion Health Group, Ltd.	4,001	5,411
*	Pacific Edge, Ltd.	442,720	180,001
	PGG Wrightson, Ltd.	999,976	371,447
#	Port of Tauranga, Ltd.	2,576,525	7,529,991
	Restaurant Brands New Zealand, Ltd.	593,355	2,266,070
*	Rubicon, Ltd.	1,442,620	242,467
	Ryman Healthcare, Ltd.	1,437,011	8,467,792
	Sanford, Ltd.	382,357	1,970,606
	Scales Corp., Ltd.	40,693	98,938
	Scott Technology, Ltd.	39,805	76,596
#	Skellerup Holdings, Ltd.	563,985	592,843
	SKY Network Television, Ltd.	2,080,268	5,707,444
	SKYCITY Entertainment Group, Ltd.	5,292,424	15,389,075
	Steel & Tube Holdings, Ltd.	441,625	727,225
	Summerset Group Holdings, Ltd.	650,791	2,358,258
	Tilt Renewables, Ltd.	81,096	121,615
	Tourism Holdings, Ltd.	375,943	988,210
	Tower, Ltd.	887,040	783,211
	Trade Me Group, Ltd.	1,783,440	6,409,618
	Trustpower, Ltd.	103,578	334,058
	Vector, Ltd.	1,381,288	3,098,944

	Warehouse Group, Ltd. (The)	698,604	$1,130,887
*	Xero, Ltd.	190,740	2,645,224
#	Z Energy, Ltd.	359,591	1,753,726
TOTAL NEW ZEALAND			125,901,945

SINGAPORE — (11.2%)
*	Abterra, Ltd.	531,800	133,166
	Accordia Golf Trust	3,087,100	1,621,989
	Amara Holdings, Ltd.	922,800	353,133
	Ascendas India Trust	1,359,400	1,092,909
*	ASL Marine Holdings, Ltd.	338,850	33,380
	Baker Technology, Ltd.	289,580	152,129
#*	Banyan Tree Holdings, Ltd.	1,022,900	354,474
	Best World International, Ltd.	1,033,625	1,869,543
	Bonvests Holdings, Ltd.	950,000	910,055
*	Boustead Projects, Ltd.	497,612	307,993
	Boustead Singapore, Ltd.	1,827,636	1,138,008
	Breadtalk Group, Ltd.	894,200	856,430
#	Broadway Industrial Group, Ltd.	835,330	98,482
#	Bukit Sembawang Estates, Ltd.	629,003	2,728,543
	Bund Center Investment, Ltd.	659,825	367,928
#	Centurion Corp., Ltd.	825,900	248,012
#	China Aviation Oil Singapore Corp., Ltd.	2,336,199	2,546,595
	Chip Eng Seng Corp., Ltd.	3,445,300	1,799,218
	Chuan Hup Holdings, Ltd.	3,853,500	730,183
#*	Cityneon Holdings, Ltd.	486,200	291,946
	Civmec, Ltd.	162,700	74,990
#*	COSCO Corp. Singapore, Ltd.	8,095,300	1,794,161
*	Creative Technology, Ltd.	272,200	219,866
	CSE Global, Ltd.	3,443,600	1,303,745
	CWT, Ltd.	1,799,000	2,572,136
#	Del Monte Pacific, Ltd.	2,363,364	574,591
#	Delfi, Ltd.	788,500	1,249,896
*	DMX Technologies Group, Ltd.	2,096,000	30,261
	Duty Free International, Ltd.	42,700	11,911
*	Dyna-Mac Holdings, Ltd.	2,007,300	261,159
	Elec & Eltek International Co., Ltd.	147,000	180,012
	EnGro Corp., Ltd.	354,000	239,747
#*	Ezion Holdings, Ltd.	12,591,378	3,194,997
#*	Ezra Holdings, Ltd.	19,242,923	151,319
*	Falcon Energy Group, Ltd.	2,008,800	182,378
	Far East Orchard, Ltd.	1,074,985	1,271,505
#	First Resources, Ltd.	4,935,500	6,849,646
*	First Ship Lease Trust	160,900	15,069
	First Sponsor Group, Ltd.	440,661	423,262
*	Food Empire Holdings, Ltd.	1,418,200	588,354
	Fragrance Group, Ltd.	6,077,000	734,340
	Frasers Centrepoint, Ltd.	516,700	640,866
	Fu Yu Corp., Ltd.	1,622,200	278,152
#*	Gallant Venture, Ltd.	4,992,500	628,487
#*	Geo Energy Resources, Ltd.	960,200	233,471
	GK Goh Holdings, Ltd.	1,484,065	954,727
	GL, Ltd.	3,401,300	1,884,384

*	Global Premium Hotels, Ltd.	559,480	$143,867
	Golden Agri-Resources, Ltd.	19,852,300	5,467,064
	GP Batteries International, Ltd.	235,000	139,375
	GP Industries, Ltd.	2,567,609	1,094,242
#	GSH Corp., Ltd.	60,860	23,711
#	GuocoLand, Ltd.	755,114	998,570
#*	Halcyon Agri Corp., Ltd.	1,669,048	775,752
*	Hanwell Holdings, Ltd.	1,842,619	447,449
	Haw Par Corp., Ltd.	46,200	330,908
#	Health Management International, Ltd.	1,380,330	626,526
	Hi-P International, Ltd.	1,271,600	576,954
	Hiap Hoe, Ltd.	498,000	254,583
	Ho Bee Land, Ltd.	1,604,700	2,603,652
	Hong Fok Corp., Ltd.	3,551,394	2,029,792
	Hong Leong Asia, Ltd.	716,300	650,428
	Hong Leong Finance, Ltd.	45,900	88,593
	Hotel Grand Central, Ltd.	1,461,261	1,483,374
	Hour Glass, Ltd. (The)	1,814,832	863,098
	Hutchison Port Holdings Trust	1,864,700	773,966
	Hwa Hong Corp., Ltd.	2,123,500	500,565
#	Hyflux, Ltd.	3,262,300	1,329,382
	Indofood Agri Resources, Ltd.	3,432,100	1,276,056
*	InnoTek, Ltd.	408,900	111,029
*	IPC Corp., Ltd.	225,970	80,037
	Isetan Singapore, Ltd.	119,000	333,135
#	Japfa, Ltd.	2,179,700	1,269,393
	k1 Ventures, Ltd.	1,005,220	538,947
	Keppel Infrastructure Trust	7,342,732	2,675,408
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,752,064
	Koh Brothers Group, Ltd.	1,432,000	297,148
#*	KrisEnergy, Ltd.	1,190,300	159,219
	KSH Holdings, Ltd.	57,200	22,494
	Lian Beng Group, Ltd.	2,253,500	853,506
#	Low Keng Huat Singapore, Ltd.	889,800	410,564
	Lum Chang Holdings, Ltd.	1,094,030	281,437
#	M1, Ltd.	2,667,000	4,060,509
#	Mandarin Oriental International, Ltd.	165,500	215,139
*	Mermaid Maritime PCL	274,000	44,085
	Metro Holdings, Ltd.	2,725,692	2,299,189
	Mewah International, Inc.	89,000	21,665
	Midas Holdings, Ltd.	8,558,700	1,437,728
#*	Nam Cheong, Ltd.	7,506,340	144,906
#	Nera Telecommunications, Ltd.	1,143,400	334,958
	New Toyo International Holdings, Ltd.	1,624,000	348,704
#*	Noble Group, Ltd.	75,184,800	10,435,576
	NSL, Ltd.	409,900	517,288
	Olam International, Ltd.	290,300	398,588
	OUE, Ltd.	1,996,500	3,054,238
#	Overseas Education, Ltd.	65,300	17,509
	Oxley Holdings, Ltd.	1,882,900	746,638
	Pacc Offshore Services Holdings, Ltd.	516,900	129,392
	Pan-United Corp., Ltd.	1,948,600	961,558
	Penguin International, Ltd.	446,032	85,815

	Perennial Real Estate Holdings, Ltd.	78,600	$48,049
#	Q&M Dental Group Singapore, Ltd.	2,188,300	1,087,312
	QAF, Ltd.	1,359,162	1,355,265
*	Raffles Education Corp., Ltd.	4,176,710	626,705
#	Raffles Medical Group, Ltd.	4,704,473	4,758,548
	RHT Health Trust	2,499,400	1,590,337
*	Rickmers Maritime	1,008,350	14,056
#	Riverstone Holdings, Ltd.	1,089,000	673,212
#	Rotary Engineering, Ltd.	1,443,100	407,469
#*	Rowsley, Ltd.	298,400	21,543
	Roxy-Pacific Holdings, Ltd.	297,500	109,366
	San Teh, Ltd.	248,387	40,773
	SATS, Ltd.	2,695,900	9,404,870
#	SBS Transit, Ltd.	926,200	1,702,053
#	SembCorp Industries, Ltd.	3,431,700	7,798,554
#	SembCorp Marine, Ltd.	3,524,400	4,824,023
	Sheng Siong Group, Ltd.	4,266,400	2,882,111
#	SHS Holdings, Ltd.	2,304,100	370,955
	SIA Engineering Co., Ltd.	250,100	659,715
#*	SIIC Environment Holdings, Ltd.	4,553,020	1,806,945
#	Sinarmas Land, Ltd.	6,885,100	2,413,312
	Sing Holdings, Ltd.	1,134,000	291,585
	Sing Investments & Finance, Ltd.	297,675	323,417
#	Singapore Post, Ltd.	10,740,900	10,442,019
	Singapore Reinsurance Corp., Ltd.	1,514,530	340,745
	Singapore Shipping Corp., Ltd.	1,640,700	322,450
*	Singapura Finance, Ltd.	348,124	271,371
#	Sino Grandness Food Industry Group, Ltd.	4,336,435	743,702
	Stamford Land Corp., Ltd.	3,188,100	1,230,853
#	StarHub, Ltd.	676,100	1,391,880
	Straco Corp., Ltd.	130,000	71,099
	Sunningdale Tech, Ltd.	793,060	935,644
*	SunVic Chemical Holdings, Ltd.	1,137,845	75,382
#	Super Group, Ltd.	3,509,900	3,274,185
#*	Swiber Holdings, Ltd.	2,895,250	84,652
*	Tat Hong Holdings, Ltd.	2,662,560	799,794
	Tiong Woon Corp. Holding, Ltd.	228,100	44,859
#	Tuan Sing Holdings, Ltd.	4,167,162	1,009,970
	UMS Holdings, Ltd.	2,656,700	1,624,882
	United Engineers, Ltd.	3,272,728	6,670,156
	United Industrial Corp., Ltd.	83,052	183,409
	United Overseas Insurance, Ltd.	181,850	691,005
	UOB-Kay Hian Holdings, Ltd.	1,955,133	1,950,045
#	UOL Group, Ltd.	2,062,964	10,276,733
#	UPP Holdings, Ltd.	2,972,500	615,954
	Valuetronics Holdings, Ltd.	1,659,500	883,678
	Venture Corp., Ltd.	1,994,100	16,350,775
#	Vibrant Group, Ltd.	1,974,019	543,004
	Vicom, Ltd.	119,500	494,633
	Wee Hur Holdings, Ltd.	2,670,400	467,445
	Wheelock Properties Singapore, Ltd.	1,759,400	2,346,179
	Wing Tai Holdings, Ltd.	3,573,667	4,814,332
	Yeo Hiap Seng, Ltd.	223,731	222,241

	YHI International, Ltd.	176,200	$40,394
*	Yongnam Holdings, Ltd.	2,977,200	435,842
#*	Yuuzoo Corp., Ltd.	4,202,500	369,902
	Zhongmin Baihui Retail Group, Ltd.	26,900	20,940
TOTAL SINGAPORE			213,943,650
TOTAL COMMON STOCKS			1,638,438,396

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Claim Units Rights	81,336	—
*	Centrebet International, Ltd. Litigation Rights	81,336	—
*	Cooper Energy, Ltd. Rights 4/21/17	359,984	—
*	Downer EDI, Ltd. Rights 4/11/17	1,164,349	—
*	Emeco Holdings, Ltd. Rights 4/10/17	365,971	—
*	Silver Chef, Ltd. Rights 4/12/17	9,332	—
TOTAL AUSTRALIA			—

HONG KONG — (0.0%)
*	Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	—
*	Landing International Development, Ltd. Rights 4/19/17	185,450,000	95,451
*	New Times Energy Corp., Ltd. Rights 4/11/17	1,138,200	—
TOTAL HONG KONG			95,451

SINGAPORE — (0.0%)
*	UPP Holdings, Ltd. Warrants 2/12/20	2,972,500	95,623
TOTAL RIGHTS/WARRANTS			191,074

TOTAL INVESTMENT SECURITIES			1,638,629,470

			Value†
SECURITIES LENDING COLLATERAL — (14.2%)
§@	DFA Short Term Investment Fund	23,450,401	271,391,487
TOTAL INVESTMENTS — (100.0%) (Cost $1,913,709,995)^^			$1,910,020,957

Summary of the Series' investments as of March 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$832,371,260	—	$832,371,260
China	—	938,577	—	938,577
Hong Kong	$2,014,798	463,268,166	—	465,282,964
New Zealand	—	125,901,945	—	125,901,945
Singapore	—	213,943,650	—	213,943,650
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	95,451	—	95,451
Singapore	—	95,623	—	95,623
Securities Lending Collateral	—	271,391,487	—	271,391,487
TOTAL	$2,014,798	$1,908,006,159	—	$1,910,020,957

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2017
(Unaudited)

		Shares	Value††
COMMON STOCKS — (88.5%)
AUSTRIA — (2.9%)
	Agrana Beteiligungs AG	18,464	$1,950,393
#	ANDRITZ AG	327,520	16,380,326
	Atrium European Real Estate, Ltd.	762,646	3,084,714
#	Austria Technologie & Systemtechnik AG	154,803	1,695,437
	BUWOG AG	365,525	9,211,283
	CA Immobilien Anlagen AG	383,016	8,407,083
#	DO & CO AG	29,227	1,898,177
	EVN AG	200,982	2,562,437
*	FACC AG	61,086	444,543
	Flughafen Wien AG	9,218	290,543
#	IMMOFINANZ AG	3,445,943	6,582,903
	Josef Manner & Co. AG	870	52,222
	Kapsch TrafficCom AG	30,685	1,374,963
	Lenzing AG	51,632	8,679,995
	Mayr Melnhof Karton AG	49,633	5,784,805
#	Oberbank AG	45,050	3,361,034
	Oesterreichische Post AG	203,557	8,109,800
	Palfinger AG	80,376	2,969,565
	POLYTEC Holding AG	93,927	1,327,455
	Porr Ag	50,044	1,859,108
*	Raiffeisen Bank International AG	533,683	12,035,482
	RHI AG	147,894	3,785,075
#	Rosenbauer International AG	18,560	1,093,094
	S IMMO AG	330,386	3,957,062
	Schoeller-Bleckmann Oilfield Equipment AG	63,374	4,420,430
	Semperit AG Holding	68,546	1,904,415
	Strabag SE	105,005	4,097,744
	Telekom Austria AG	503,307	3,427,429
	UBM Development AG	314	10,856
	UNIQA Insurance Group AG	644,919	5,004,497
#	Verbund AG	308,524	5,230,289
	Vienna Insurance Group AG Wiener Versicherung Gruppe	157,604	3,813,121
	Wienerberger AG	617,965	13,093,351
	Wolford AG	11,252	235,881
	Zumtobel Group AG	163,135	3,145,410
TOTAL AUSTRIA			151,280,922

BELGIUM — (4.0%)
#*	Ablynx NV	303,349	3,757,552
	Ackermans & van Haaren NV	134,383	21,109,755
*	AGFA-Gevaert NV	965,465	4,717,193
	Atenor	7,598	401,607
	Banque Nationale de Belgique	626	1,984,863
	Barco NV	65,535	6,560,715
	Bekaert SA	183,930	8,981,659
	bpost SA	451,800	10,600,033
#*	Celyad SA	17,193	445,004
	Cie d'Entreprises CFE	49,147	6,864,372
*	Cie Immobiliere de Belgique SA	14,788	915,304
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	343,115
	D'ieteren SA	131,557	6,155,606

#*	Dalenys	20,562	$158,808
#	Deceuninck NV	358,205	941,389
#	Econocom Group SA	343,333	5,077,378
	Elia System Operator SA	169,789	8,943,970
	Euronav NV	679,242	5,424,546
	EVS Broadcast Equipment SA	74,156	2,829,973
#	Exmar NV	174,456	1,345,487
#*	Fagron	232,463	2,973,687
*	Galapagos NV	177,822	15,395,028
	Gimv NV	31,271	1,744,529
	Ion Beam Applications	115,719	6,328,154
	Jensen-Group NV	13,482	627,982
	Kinepolis Group NV	94,699	4,828,716
#	Lotus Bakeries	1,454	3,594,344
#*	MDxHealth	180,487	1,018,927
	Melexis NV	113,838	9,856,485
#*	Nyrstar NV	745,541	4,621,556
	Ontex Group NV	314,694	10,099,984
*	Orange Belgium SA	167,280	3,571,642
	Picanol	28,800	2,839,789
	RealDolmen	8,137	223,966
	RealDolmen NV	120	2
	Recticel SA	218,046	1,705,121
	Resilux	5,092	862,030
	Roularta Media Group NV	10,263	290,806
#*	Sapec	1,288	240,249
	Sioen Industries NV	50,430	1,495,287
	Sipef SA	25,871	1,749,051
*	Telenet Group Holding NV	49,363	2,934,387
#	TER Beke SA	2,260	400,531
*	Tessenderlo Chemie NV	190,301	7,572,857
#*	ThromboGenics NV	159,152	518,345
	Umicore SA	412,343	23,482,542
	Van de Velde NV	35,498	2,029,942
*	Viohalco SA	583,796	1,103,703
TOTAL BELGIUM			209,667,971

DENMARK — (4.5%)
	ALK-Abello A.S.	32,320	4,661,054
	Alm Brand A.S.	524,498	4,250,694
	Ambu A.S. Class B	129,396	5,559,278
	Arkil Holding A.S. Class B	504	74,725
#*	Bang & Olufsen A.S.	234,762	3,247,272
	BankNordik P/F	1,753	35,023
#*	Bavarian Nordic A.S.	188,389	9,561,609
	Brodrene Hartmann A.S.	16,148	726,866
	Columbus A.S.	54,295	113,871
#*	D/S Norden A.S.	175,318	3,547,754
	DFDS A.S.	175,917	9,665,053
	Djurslands Bank A.S.	8,970	312,557
#	FLSmidth & Co. A.S.	260,041	13,885,588
	Fluegger A.S. Class B	4,198	210,518
#	GN Store Nord A.S.	855,243	19,965,766

	Gronlandsbanken A.S.	1,125	$94,771
*	H+H International A.S. Class B	47,950	660,961
	Harboes Bryggeri A.S. Class B	16,516	308,702
	IC Group A.S.	40,541	955,720
*	Jeudan A.S.	5,970	566,935
	Jyske Bank A.S.	391,178	19,785,100
	Lan & Spar Bank	4,981	369,410
	Matas A.S.	180,232	2,560,047
	NKT Holding A.S.	169,759	12,449,152
#	NNIT A.S.	21,063	566,011
	Nordjyske Bank A.S.	40,624	669,315
#*	Parken Sport & Entertainment A.S.	33,556	415,864
	Per Aarsleff Holding A.S.	113,913	2,724,743
#	Ringkjoebing Landbobank A.S.	24,254	5,365,050
	Roblon A.S. Class B	2,700	100,621
	Rockwool International A.S. Class A	116	19,705
	Rockwool International A.S. Class B	44,710	7,920,869
	Royal Unibrew A.S.	227,860	9,595,722
	RTX A.S.	42,670	1,164,195
#*	Santa Fe Group A.S.	127,806	1,063,098
	Schouw & Co. AB	79,335	7,270,797
	SimCorp A.S.	227,418	13,682,793
	Solar A.S. Class B	31,406	1,734,060
	Spar Nord Bank A.S.	425,960	4,714,789
	Sydbank A.S.	422,292	14,636,822
	TDC A.S.	4,743,975	24,432,745
#*	Tivoli A.S.	9,370	794,933
*	TK Development A.S.	608,784	1,058,180
*	Topdanmark A.S.	491,266	12,457,913
	Tryg A.S.	65,070	1,179,796
	United International Enterprises	10,218	1,844,245
*	Vestjysk Bank A.S.	53,413	101,971
*	William Demant Holding A.S.	365,410	7,635,916
#*	Zealand Pharma A.S.	98,892	1,591,592
TOTAL DENMARK			236,310,171

FINLAND — (6.1%)
	Afarak Group Oyj	27,338	23,023
	Ahlstrom Oyj	50,394	731,515
	Aktia Bank Oyj	114,185	1,193,623
#	Alandsbanken Abp Class B	21,354	322,984
	Alma Media Oyj	42,130	234,250
	Amer Sports Oyj	641,324	14,500,656
	Apetit Oyj	18,766	268,843
	Aspo Oyj	92,762	876,838
	Atria Oyj	48,299	536,501
#*	BasWare Oyj	43,305	1,557,006
#	Bittium Oyj	129,422	866,728
#	Cargotec Oyj Class B	235,592	11,654,563
#*	Caverion Corp.	539,066	4,246,107
	Citycon Oyj	2,246,894	5,318,668
#	Cramo Oyj	193,511	4,405,697
	Digia Oyj	48,912	151,777

#	Elisa Oyj	734,075	$25,950,319
	F-Secure Oyj	529,757	1,907,228
	Finnair Oyj	450,180	2,257,369
#	Fiskars Oyj Abp	191,481	3,955,029
*	Glaston Oyj Abp	46,084	19,598
	HKScan Oyj Class A	172,657	640,373
	Huhtamaki Oyj	467,536	16,637,765
	Ilkka-Yhtyma Oyj	61,503	191,669
	Kemira Oyj	673,239	8,267,512
#	Kesko Oyj Class A	24,543	1,156,516
#	Kesko Oyj Class B	345,206	16,457,575
	Konecranes Oyj	264,572	9,386,392
	Lassila & Tikanoja Oyj	171,857	3,370,050
	Lemminkainen Oyj	30,098	591,291
#	Metsa Board Oyj	1,336,761	8,259,683
#	Metso Oyj	576,499	17,445,595
	Munksjo Oyj	29,359	436,179
#	Nokian Renkaat Oyj	623,433	26,020,618
	Olvi Oyj Class A	68,749	1,982,870
	Oriola-KD Oyj Class A	6,054	25,798
	Oriola-KD Oyj Class B	628,439	2,663,720
#	Orion Oyj Class A	126,645	6,579,608
	Orion Oyj Class B	436,647	22,777,397
#	Outokumpu Oyj	3,022,031	29,465,962
#*	Outotec Oyj	1,238,541	7,511,540
*	Pihlajalinna Oyj	8,285	143,829
	Ponsse Oy	49,070	1,146,943
*	Poyry Oyj	188,253	623,736
*	QT Group Oyj	48,912	364,919
	Raisio Oyj Class V	573,332	2,061,675
#	Ramirent Oyj	378,668	3,045,635
	Rapala VMC Oyj	109,543	507,436
	Revenio Group Oyj	25,117	904,313
#	Sanoma Oyj	754,064	6,305,544
	Sponda Oyj	707,509	2,956,389
	SRV Group Oyj	23,502	110,048
*	Stockmann Oyj Abp Class A	42,474	324,901
#*	Stockmann Oyj Abp Class B	167,088	1,289,928
#	Technopolis Oyj	905,646	2,925,824
	Teleste Oyj	46,406	431,227
	Tieto Oyj	295,694	8,055,704
#	Tikkurila Oyj	229,218	4,646,966
#	Uponor Oyj	298,122	5,281,746
	Vaisala Oyj Class A	47,987	1,788,137
#	Valmet Oyj	526,890	8,178,915
	Viking Line Abp	10,366	226,833
	YIT Oyj	669,695	4,527,207
TOTAL FINLAND			316,694,290

FRANCE — (12.0%)
	ABC Arbitrage	150,388	1,086,131
	Actia Group	48,398	465,036
*	Air France-KLM	993,402	7,514,616

	Akka Technologies	51,478	$2,350,823
	Albioma SA	99,722	1,761,296
	Altamir	114,870	1,787,930
	Alten SA	136,617	10,472,570
	Altran Technologies SA	771,932	12,979,954
	April SA	74,473	950,124
#*	Archos	138,714	177,340
	Arkema SA	164,514	16,194,889
	Assystem	62,634	2,189,249
	Aubay	29,713	905,402
	Axway Software SA	31,550	1,061,928
	Bastide le Confort Medical	8,920	294,238
	Beneteau SA	199,333	2,615,600
*	Bigben Interactive	7,330	47,411
#	BioMerieux	67,996	11,505,008
	Boiron SA	38,334	3,500,730
	Bonduelle SCA	74,889	2,355,647
#	Bourbon Corp.	93,321	991,097
	Burelle SA	2,913	3,644,701
	Casino Guichard Perrachon SA	3,794	211,983
	Catering International Services	14,124	284,353
#*	Cegedim SA	23,645	669,105
#*	CGG SA	97,011	681,606
	Chargeurs SA	95,815	2,182,328
	Cie des Alpes	40,086	830,922
	Cie Plastic Omnium SA	318,364	11,572,693
*	Coface SA	204,489	1,536,342
	Derichebourg SA	549,528	2,738,685
	Devoteam SA	27,976	1,907,693
	Dom Security	2,414	146,838
	Edenred	946,779	22,346,139
	Electricite de Strasbourg SA	21,168	2,559,997
#	Elior Group	430,454	9,752,700
	Elis SA	216,148	4,248,081
*	Eramet	28,909	1,235,824
*	Esso SA Francaise	15,115	670,952
	Euler Hermes Group	56,627	5,200,047
	Eurofins Scientific SE	16,127	7,013,292
	Euronext NV	246,811	10,762,156
*	Europcar Groupe SA	32,590	346,166
	Eutelsat Communications SA	204,949	4,567,806
	Exel Industries Class A	10,330	885,307
	Faurecia	306,467	14,550,684
#	Fleury Michon SA	5,962	384,424
#	Gaumont SA	13,521	1,081,378
	Gaztransport Et Technigaz SA	87,806	3,298,719
	GEA	2,433	228,414
	Gevelot SA	3,466	595,632
	GL Events	48,589	1,130,790
	Groupe Crit	23,258	1,807,691
	Groupe Eurotunnel SE	310,950	3,125,649
*	Groupe Fnac SA	61,951	4,468,602
#*	Groupe Gorge	22,858	539,513

	Groupe Open	28,097	$719,902
	Guerbet	32,666	2,769,398
	Haulotte Group SA	74,466	1,082,124
	Havas SA	577,192	5,138,058
*	Herige SADCS	4,147	137,144
#*	HiPay Group SA	24,579	332,951
*	ID Logistics Group	7,357	1,045,238
	Imerys SA	145,098	12,306,052
#	Ingenico Group SA	43,343	4,087,950
#	Interparfums SA	54,443	1,805,693
	Ipsen SA	162,032	16,200,290
	IPSOS	168,064	5,215,860
	Jacquet Metal Service	70,664	1,702,534
	Kaufman & Broad SA	10,755	395,525
	Korian SA	196,034	5,929,717
	Lagardere SCA	663,377	19,513,424
	Lanson-BCC	8,795	281,552
	Laurent-Perrier	12,372	911,965
#	Le Noble Age	25,502	1,168,873
	Lectra	115,852	2,578,183
	Linedata Services	8,608	461,530
	LISI	94,248	3,407,257
	Maisons France Confort SA	15,743	906,740
	Manitou BF SA	49,563	1,294,779
	Manutan International	14,076	1,044,011
	Mersen SA	117,956	3,182,984
#*	METabolic EXplorer SA	151,621	389,561
	Metropole Television SA	293,607	6,545,084
	MGI Coutier	56,015	1,941,457
	Mr Bricolage	30,731	391,302
#*	Naturex	31,570	2,775,239
	Neopost SA	176,348	6,761,648
*	Nexans SA	188,998	9,776,747
	Nexity SA	171,171	8,412,953
#*	Nicox	76,283	798,434
*	NRJ Group	71,278	803,298
#	Oeneo SA	113,251	1,037,365
#*	Onxeo SA(BPFJVR0)	48,958	144,377
#*	Onxeo SA(B04P0G6)	160,610	476,003
	Orpea	182,255	17,488,477
#*	Parrot SA	25,254	239,313
	PCAS	10,780	157,415
#*	Pierre & Vacances SA	26,157	1,202,480
	Plastivaloire	1,917	320,270
	PSB Industries SA	8,161	457,039
#	Rallye SA	128,234	2,597,367
	Remy Cointreau SA	19,109	1,869,441
	Rexel SA	1,596,995	28,933,723
#	Robertet SA	3,063	1,141,446
	Rothschild & Co.	24,177	692,307
	Rubis SCA	203,675	19,941,354
	Samse SA	8,068	1,280,446
#	Sartorius Stedim Biotech	101,854	6,860,074

	Savencia SA	33,142	$2,758,762
	SEB SA	120,657	16,852,997
	Seche Environnement SA	11,799	347,602
#*	Sequana SA	289,137	428,708
#*	SES-imagotag SA	14,048	459,839
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,138,753
#*	Societe Internationale de Plantations d'Heveas SA	7,523	472,853
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	83,600
#	Societe pour l'Informatique Industrielle	39,566	839,206
#*	SOITEC	63,993	2,709,028
*	Solocal Group	1,895,389	2,013,636
	Somfy SA	20,959	9,166,654
	Sopra Steria Group	74,501	10,611,194
	SPIE SA	242,774	5,850,287
*	Stallergenes Greer P.L.C.	12,201	414,871
#*	Ste Industrielle d'Aviation Latecoere SA	310,883	1,338,954
	Stef SA	28,166	2,426,211
	STMicroelectronics NV	1,780,023	27,390,284
	Sword Group	32,374	1,087,455
	Synergie SA	69,989	2,763,166
	Tarkett SA	75,019	3,241,165
#	Technicolor SA	1,482,868	6,814,924
	Teleperformance	336,308	36,310,867
#	Television Francaise 1	626,436	7,466,253
	Tessi SA	6,807	993,780
#	TFF Group	5,065	686,044
#	Thermador Groupe	13,789	1,325,450
	Total Gabon	1,515	234,465
*	Touax SA	5,568	67,443
	Trigano SA	46,958	4,518,451
*	Ubisoft Entertainment SA	521,852	22,256,665
	Union Financiere de France BQE SA	16,855	493,842
#*	Vallourec SA	1,427,206	9,459,487
#*	Valneva SE	243,681	652,288
	Vetoquinol SA	16,625	936,231
	Vicat SA	86,767	6,160,841
	VIEL & Cie SA	161,700	938,237
	Vilmorin & Cie SA	27,056	1,863,931
#*	Virbac SA	22,063	3,453,149
	Vranken-Pommery Monopole SA	18,262	426,866
*	Worldline SA	36,060	1,123,005
TOTAL FRANCE			625,046,029

GERMANY — (14.5%)
	Aareal Bank AG	409,233	15,821,460
	Adler Modemaerkte AG	41,855	232,578
#*	ADLER Real Estate AG	111,691	1,666,296
*	ADVA Optical Networking SE	206,292	2,318,506
#*	AIXTRON SE	396,410	1,471,516
#	All for One Steeb AG	569	37,705
	Allgeier SE	26,260	550,980
	Amadeus Fire AG	30,763	2,501,030
*	AS Creation Tapeten	7,109	235,099

	Atoss Software AG	193	$14,295
#	Aurubis AG	180,566	12,107,423
#	Axel Springer SE	194,300	10,725,221
	Basler AG	4,488	350,902
	Bauer AG	33,835	513,945
	BayWa AG(5838057)	78,978	2,602,862
	BayWa AG(5838068)	124	4,188
	Bechtle AG	80,333	8,718,039
#	Bertrandt AG	27,357	2,656,060
	Bijou Brigitte AG	19,236	1,190,361
#*	Bilfinger SE	178,040	6,860,421
	Biotest AG	60,306	1,646,637
	Borussia Dortmund GmbH & Co. KGaA	473,904	2,878,592
#	CANCOM SE	86,805	4,903,673
	Carl Zeiss Meditec AG	160,352	6,843,755
	CENIT AG	50,111	1,118,613
	CENTROTEC Sustainable AG	44,227	847,860
	Cewe Stiftung & Co. KGAA	31,218	2,734,746
#	Clere AG	21,096	351,527
	Comdirect Bank AG	182,514	1,835,663
	CompuGroup Medical SE	119,816	5,331,016
*	Constantin Medien AG	340,089	655,777
	CropEnergies AG	116,924	1,124,434
	CTS Eventim AG & Co. KGaA	216,083	8,358,877
	Data Modul AG	11,455	781,667
#	Delticom AG	28,981	540,489
	Deutsche Beteiligungs AG	56,822	1,929,040
	Deutsche EuroShop AG	220,384	9,008,855
#	Deutsche Lufthansa AG	28,830	467,705
	Deutsche Pfandbriefbank AG	75,934	944,630
	Deutz AG	599,311	4,131,207
*	Dialog Semiconductor P.L.C.	382,079	19,488,575
	DIC Asset AG	265,874	2,640,825
	Diebold Nixdorf AG	3,583	271,387
	DMG Mori AG	133,679	6,533,941
	Dr Hoenle AG	25,078	874,217
	Draegerwerk AG & Co. KGaA	11,905	927,534
#	Drillisch AG	227,365	11,565,957
#	Duerr AG	133,802	11,939,880
	Eckert & Ziegler AG	18,549	529,923
	Elmos Semiconductor AG	53,988	1,287,014
#	ElringKlinger AG	167,277	3,248,280
*	Euromicron AG	32,612	254,088
*	Evotec AG	1,103,203	10,757,533
#	Fielmann AG	114,167	8,818,951
*	First Sensor AG	22,812	316,482
	Francotyp-Postalia Holding AG Class A	53,729	302,320
	Fraport AG Frankfurt Airport Services Worldwide	179,584	12,698,084
	Freenet AG	652,809	21,220,043
	Fuchs Petrolub SE	147,943	6,269,973
	Gerresheimer AG	198,146	15,686,448
#	Gerry Weber International AG	98,127	1,266,230
	Gesco AG	43,467	1,158,710

#	GFT Technologies SE	90,843	$1,726,178
	Grammer AG	79,765	4,901,913
#	GRENKE AG	36,620	6,462,985
*	H&R GmbH & Co. KGaA	40,687	655,966
	Hamburger Hafen und Logistik AG	113,533	2,124,585
#*	Heidelberger Druckmaschinen AG	1,506,720	3,755,710
	Hella KGaA Hueck & Co.	119,350	5,288,354
*	Highlight Communications AG	94,846	535,816
#*	HolidayCheck Group AG	114,390	312,247
	Hornbach Baumarkt AG	23,376	728,269
#	Hugo Boss AG	285,824	20,843,247
	Indus Holding AG	129,827	8,384,522
	Isra Vision AG	18,038	2,346,234
	Jenoptik AG	262,122	6,499,102
#	K+S AG	990,931	23,033,210
*	Kampa AG	7,101	166
	KION Group AG	258,832	16,894,789
*	Kloeckner & Co. SE	555,392	5,996,980
*	Koenig & Bauer AG	69,890	4,377,850
*	Kontron AG	437,004	1,401,185
#	Krones AG	75,044	8,414,820
	KSB AG	3,466	1,423,722
	KWS Saat SE	15,970	4,956,017
	LANXESS AG	484,758	32,518,787
	LEG Immobilien AG	306,750	25,144,281
	Leifheit AG	13,935	999,302
#	Leoni AG	159,356	8,189,697
#*	LPKF Laser & Electronics AG	76,947	671,697
#*	Manz AG	21,725	909,953
*	MasterFlex SE	19,347	146,866
*	Mediclin AG	88,966	533,883
#*	Medigene AG	56,083	678,879
	MLP AG	314,508	1,814,603
	MTU Aero Engines AG	249,839	32,480,719
	Nemetschek SE	107,874	6,471,716
#	Nexus AG	49,542	1,066,058
#*	Nordex SE	307,691	4,301,853
	Norma Group SE	202,672	9,571,630
#	OHB SE	34,003	747,611
	Osram Licht AG	343,036	21,512,226
#	paragon AG	6,567	341,376
*	Patrizia Immobilien AG	263,203	4,662,430
*	Petro Welt Technologies AG	6,474	55,218
	Pfeiffer Vacuum Technology AG	52,225	6,573,028
	PNE Wind AG	367,537	1,006,063
	Progress-Werk Oberkirch AG	7,571	352,067
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,232	370,098
	Puma SE	10,528	3,289,381
*	PVA TePla AG	46,019	116,106
	QIAGEN NV	717,083	20,816,252
#	QSC AG	498,723	827,715
#	R Stahl AG	14,952	470,138

#	Rational AG	14,449	$6,739,650
	Rheinmetall AG	223,411	18,729,846
	RHOEN-KLINIKUM AG	235,088	6,412,709
#	RIB Software AG	167,309	2,212,940
#	S&T AG	144,039	1,580,392
	SAF-Holland SA	248,917	4,156,137
	Salzgitter AG	212,972	7,698,192
#	Schaltbau Holding AG	27,311	960,902
	Schloss Wachenheim AG	7,479	129,420
#*	SGL Carbon SE	192,839	1,961,548
	SHW AG	25,624	882,387
*	Siltronic AG	50,049	3,336,357
#	Sixt Leasing SE	19,021	369,898
#	Sixt SE	80,910	4,165,260
#	SMA Solar Technology AG	59,062	1,492,244
*	SMT Scharf AG	18,103	264,487
	Softing AG	21,576	229,649
	Software AG	309,788	12,237,744
#*	Solarworld AG	13,177	50,518
#	Stabilus SA	56,554	3,644,660
	Stada Arzneimittel AG	306,492	18,771,780
#	Stroeer SE & Co. KGaA	118,799	6,613,403
	Suedzucker AG	438,206	10,981,802
*	Suess MicroTec AG	105,674	980,621
	Surteco SE	26,628	658,043
	TAG Immobilien AG	798,736	10,746,939
	Takkt AG	163,454	3,790,532
	Technotrans AG	34,509	1,017,053
*	Tele Columbus AG	20,655	175,835
	TLG Immobilien AG	167,898	3,269,147
*	Tom Tailor Holding AG	108,631	1,024,595
#	Traffic Systems SE	23,180	357,806
*	Uniper SE	312,671	5,254,940
	VERBIO Vereinigte BioEnergie AG	127,536	1,440,530
#*	Vossloh AG	68,437	4,352,225
#	VTG AG	80,128	2,600,638
	Wacker Chemie AG	77,716	8,012,291
	Wacker Neuson SE	146,155	3,272,961
	Washtec AG	52,804	3,208,754
	XING AG	16,563	3,423,083
	Zeal Network SE	39,527	1,116,311
TOTAL GERMANY			751,097,774

IRELAND — (1.2%)
	C&C Group P.L.C.(B010DT8)	399,607	1,553,689
	C&C Group P.L.C.(B011Y09)	1,077,904	4,182,285
	Datalex P.L.C.	60,575	245,475
*	FBD Holdings P.L.C.	125,728	1,093,322
	Glanbia P.L.C.(0066950)	700,613	13,487,240
	Glanbia P.L.C.(4058629)	53,591	1,035,834
	IFG Group P.L.C.	302,015	544,438
*	Independent News & Media P.L.C.	1,593,163	210,494
	Irish Continental Group P.L.C.(BLP5857)	402,383	2,127,355

	Irish Continental Group P.L.C.(BLP59W1)	234,200	$1,230,684
	Kingspan Group P.L.C.	648,457	20,714,989
	Paddy Power Betfair P.L.C.	1	86
	Smurfit Kappa Group P.L.C.	601,045	15,881,264
TOTAL IRELAND			62,307,155

ISRAEL — (2.2%)
*	ADO Group, Ltd.	54,736	696,178
#*	Africa Israel Investments, Ltd.	1,160,746	168,529
#*	Africa Israel Properties, Ltd.	78,320	1,582,716
	Africa Israel Residences, Ltd.	594	12,417
#*	Airport City, Ltd.	317,776	4,084,695
	Albaad Massuot Yitzhak, Ltd.	515	8,245
#*	Allot Communications, Ltd.	136,197	652,267
	Alrov Properties and Lodgings, Ltd.	45,824	1,080,107
	Amot Investments, Ltd.	508,656	2,458,823
	Arad, Ltd.	1,053	11,295
#	Ashtrom Properties, Ltd.	23,018	93,822
#*	AudioCodes, Ltd.	165,181	1,164,406
#	Avgol Industries 1953, Ltd.	407,132	515,062
*	Azorim-Investment Development & Construction Co., Ltd.	394,505	415,611
	Bayside Land Corp.	3,825	1,775,282
#	Big Shopping Centers, Ltd.	23,823	1,684,184
*	BioLine RX, Ltd.	59,630	63,325
#	Blue Square Real Estate, Ltd.	25,654	1,202,030
#	Brack Capital Properties NV	19,820	1,859,881
#*	Cellcom Israel, Ltd.	307,696	3,189,608
#*	Ceragon Networks, Ltd.	212,704	703,119
#*	Clal Biotechnology Industries, Ltd.	174,162	151,481
#*	Clal Insurance Enterprises Holdings, Ltd.	120,644	1,895,515
*	Cohen Development & Industrial Buildings, Ltd.	2,564	73,671
#*	Compugen, Ltd.	185,531	783,057
	Delek Automotive Systems, Ltd.	200,528	1,823,331
#	Delta-Galil Industries, Ltd.	60,386	1,645,098
#	Direct Insurance Financial Investments, Ltd.	86,362	788,739
#	El Al Israel Airlines	1,621,784	1,194,796
#	Electra Consumer Products 1970, Ltd.	32,717	677,259
	Electra, Ltd.	9,747	1,936,060
	Elron Electronic Industries, Ltd.	62,094	313,949
#	Energix-Renewable Energies, Ltd.	144,802	100,563
*	Equital, Ltd.	8,423	195,490
#*	Evogene, Ltd.	70,559	376,656
	First International Bank Of Israel, Ltd.	198,314	3,226,476
	FMS Enterprises Migun, Ltd.	13,372	453,456
	Formula Systems 1985, Ltd.	54,587	2,175,192
#	Fox Wizel, Ltd.	26,565	534,641
#*	Gilat Satellite Networks, Ltd.	131,068	657,266
#*	Hadera Paper, Ltd.	10,973	487,427
#	Hamlet Israel-Canada, Ltd.	9,358	151,194
#	Harel Insurance Investments & Financial Services, Ltd.	597,852	3,151,712
#	Hilan, Ltd.	53,686	948,128
#	IDI Insurance Co., Ltd.	25,840	1,283,219
#*	Industrial Buildings Corp., Ltd.	475,849	636,426

	Inrom Construction Industries, Ltd.	40,409	$160,429
#*	Israel Discount Bank, Ltd. Class A	2,736,507	6,426,897
#	Israel Land Development Co., Ltd. (The)	22,310	184,801
*	Jerusalem Oil Exploration	47,808	2,431,404
#*	Kamada, Ltd.	160,188	1,113,844
#*	Kenon Holdings, Ltd.	43,171	498,933
#	Kerur Holdings, Ltd.	15,667	485,935
	Klil Industries, Ltd.	2,758	297,708
	Maabarot Products, Ltd.	21,999	422,669
	Magic Software Enterprises, Ltd.	98,597	767,575
#	Matrix IT, Ltd.	200,794	1,900,388
#	Maytronics, Ltd.	150,073	616,357
#*	Mazor Robotics, Ltd.	228,777	3,387,290
#	Meitav DS Investments, Ltd.	44,186	188,130
	Melisron, Ltd.	65,709	3,661,346
*	Menora Mivtachim Holdings, Ltd.	128,192	1,434,599
	Migdal Insurance & Financial Holding, Ltd.	1,850,163	1,786,893
#*	Mivtach Shamir Holdings, Ltd.	22,547	497,103
#*	Naphtha Israel Petroleum Corp., Ltd.	172,878	1,221,955
#	Neto ME Holdings, Ltd.	6,028	567,343
#*	Nova Measuring Instruments, Ltd.	149,228	2,679,174
	Oil Refineries, Ltd.	5,573,456	2,205,008
#*	Partner Communications Co., Ltd.	578,067	3,038,908
#	Paz Oil Co., Ltd.	27,909	4,618,113
*	Perion Network, Ltd.	16,455	28,264
#*	Phoenix Holdings, Ltd. (The)	308,454	1,233,403
#	Plasson Industries, Ltd.	13,484	419,438
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	33,524	1,424,273
#*	Redhill Biopharma, Ltd.	45,309	43,639
#	Scope Metals Group, Ltd.	19,071	505,056
#	Shapir Engineering and Industry, Ltd.	275,531	758,966
#	Shikun & Binui, Ltd.	1,140,334	2,764,908
#	Shufersal, Ltd.	411,270	1,992,994
#*	Space Communication, Ltd.	17,611	116,047
	Strauss Group, Ltd.	145,089	2,480,973
#*	Summit Real Estate Holdings, Ltd.	117,214	785,716
	Tadiran Holdings, Ltd.	9,306	236,972
#*	Tower Semiconductor, Ltd.	370,603	8,561,784
#*	Union Bank of Israel	135,392	581,546
TOTAL ISRAEL			111,609,185

ITALY — (9.2%)
	A2A SpA	8,290,391	12,522,927
	ACEA SpA	302,509	4,113,346
#*	Aedes SIIQ SpA	691,904	292,289
#*	Aeffe SpA	167,738	254,893
	Amplifon SpA	515,448	6,207,180
	Anima Holding SpA	1,086,158	6,484,472
	Ansaldo STS SpA	572,443	7,517,022
*	Arnoldo Mondadori Editore SpA	773,433	1,511,827
	Ascopiave SpA	424,667	1,572,354
	Astaldi SpA	288,057	1,922,621
	Autogrill SpA	728,145	7,228,165

	Azimut Holding SpA	623,078	$10,819,992
#*	Banca Carige SpA	1,998,068	569,308
#	Banca Finnat Euramerica SpA	616,149	243,023
	Banca Generali SpA	284,313	7,431,316
	Banca IFIS SpA	147,336	5,642,967
	Banca Mediolanum SpA	1,097,031	8,026,008
#*	Banca Monte dei Paschi di Siena SpA	19,884	310,592
	Banca Popolare di Sondrio SCPA	2,316,219	7,991,760
#	Banca Profilo SpA	1,221,744	298,398
	Banco BPM SpA	6,471,527	19,206,955
	Banco di Desio e della Brianza SpA	224,677	574,563
	BasicNet SpA	170,033	656,470
	BE	274,335	312,383
	Biesse SpA	76,476	2,076,260
#	BPER Banca	2,548,728	12,723,984
	Brembo SpA	161,253	11,929,517
	Brunello Cucinelli SpA	119,137	2,834,920
	Buzzi Unicem SpA	409,864	10,476,723
#	Cairo Communication SpA	339,858	1,611,141
*	Caltagirone Editore SpA	6,277	5,585
	Cembre SpA	39,007	731,610
	Cementir Holding SpA	325,211	1,754,026
	Cerved Information Solutions SpA	812,827	7,856,200
	CIR-Compagnie Industriali Riunite SpA	2,065,487	3,149,394
	Credito Emiliano SpA	471,853	3,240,116
#	Credito Valtellinese SpA	573,209	2,160,290
#	d'Amico International Shipping SA	830,428	275,617
	Danieli & C Officine Meccaniche SpA	72,897	1,707,000
	Datalogic SpA	111,466	2,864,382
#	Davide Campari-Milano SpA	1,402,760	16,271,460
	De' Longhi SpA	274,771	7,988,967
	DeA Capital SpA	526,890	879,762
	DiaSorin SpA	116,636	7,866,857
#	Ei Towers SpA	87,314	4,909,805
	El.En. SpA	48,277	1,417,887
	Elica SpA	4,665	8,107
#	ERG SpA	319,564	4,023,464
	Esprinet SpA	169,978	1,440,199
*	Eurotech SpA	90,850	149,451
	Falck Renewables SpA	704,182	837,561
*	Fincantieri SpA	2,268,686	1,713,884
	FinecoBank Banca Fineco SpA	1,821,191	12,384,922
	FNM SpA	627,039	371,220
#	Geox SpA	453,868	1,140,583
*	Gruppo Editoriale L'Espresso SpA	650,069	578,824
#	Gruppo MutuiOnline SpA	103,077	1,101,289
	Hera SpA	3,352,671	9,313,387
	IMMSI SpA	1,202,186	543,937
	Industria Macchine Automatiche SpA	70,748	5,760,517
	Infrastrutture Wireless Italiane SpA	522,087	2,750,487
#*	Intek Group SpA	1,768,514	434,937
	Interpump Group SpA	425,898	9,896,543
	Iren SpA	2,952,554	6,128,018

*	Italgas SpA	1,766,948	$7,742,626
	Italmobiliare SpA	45,336	2,524,221
#*	Juventus Football Club SpA	2,220,681	1,138,209
	La Doria SpA	65,929	686,856
#	Maire Tecnimont SpA	643,190	2,398,632
#	MARR SpA	182,251	3,940,081
#	Mediaset SpA	4,351,208	17,969,292
	Moncler SpA	664,534	14,557,470
#	Nice SpA	71,162	250,533
	OVS SpA	245,188	1,521,805
	Parmalat SpA	697,227	2,280,822
#	Piaggio & C SpA	961,442	1,913,302
#*	Prelios SpA	127,326	12,773
#	Prima Industrie SpA	15,358	395,913
	Prysmian SpA	1,026,230	27,130,812
	RAI Way SpA	66,699	348,336
	Recordati SpA	474,431	16,064,377
#	Reno de Medici SpA	840,050	318,474
	Reply SpA	23,664	3,740,778
#*	Retelit SpA	771,469	1,125,453
	Sabaf SpA	25,688	349,832
#	SAES Getters SpA	40,332	733,972
#*	Safilo Group SpA	176,776	1,256,197
*	Saipem SpA	29,156,780	13,242,967
	Salini Impregilo SpA	1,159,746	3,853,531
#	Salvatore Ferragamo SpA	262,482	7,857,857
	Saras SpA	1,730,682	3,304,643
	SAVE SpA	91,740	1,982,503
	Servizi Italia SpA	34,833	155,947
#*	Snaitech SpA	299,812	454,355
	Societa Cattolica di Assicurazioni SCRL	852,357	6,820,596
	Societa Iniziative Autostradali e Servizi SpA	349,366	3,335,213
*	Sogefi SpA	284,842	1,119,894
	SOL SpA	161,050	1,647,819
	Tamburi Investment Partners SpA	418,473	2,066,378
#*	Tiscali SpA	9,160,788	470,430
#	Tod's SpA	70,079	5,480,726
#*	Trevi Finanziaria Industriale SpA	509,518	510,883
	TXT e-solutions SpA	28,342	305,265
#	Unione di Banche Italiane SpA	3,867,581	14,791,950
	Unipol Gruppo Finanziario SpA	2,168,748	8,955,259
	UnipolSai Assicurazioni SpA	4,147,843	9,162,249
	Vittoria Assicurazioni SpA	124,843	1,553,058
#*	Yoox Net-A-Porter Group SpA	280,998	6,678,885
	Zignago Vetro SpA	145,632	1,115,828
TOTAL ITALY			478,286,666

NETHERLANDS — (4.9%)
	Aalberts Industries NV	645,848	24,074,373
	Accell Group	146,494	4,004,852
#*	AFC Ajax NV	18,134	173,165
	AMG Advanced Metallurgical Group NV	171,531	3,969,943
	Amsterdam Commodities NV	92,796	2,329,217

#	APERAM SA	270,393	$13,481,354
	Arcadis NV	388,512	6,119,298
	ASM International NV	290,828	16,307,771
	BE Semiconductor Industries NV	203,783	8,302,797
	Beter Bed Holding NV	97,492	1,606,647
	BinckBank NV	371,710	1,898,138
	Boskalis Westminster	505,261	17,407,544
	Brunel International NV	118,473	1,927,484
	Corbion NV	334,113	9,140,480
	Delta Lloyd NV	2,709,093	15,423,521
	Flow Traders	58,255	1,834,149
#*	Fugro NV	381,770	5,946,645
	Gemalto NV(B9MS8P5)	304,031	16,960,654
	Gemalto NV(B011JK4)	127,197	7,107,638
#*	Heijmans NV	126,289	966,169
	Hunter Douglas NV	13,021	873,609
	IMCD Group NV	82,242	4,040,207
	KAS Bank NV	80,799	839,992
	Kendrion NV	67,325	2,150,890
	Koninklijke BAM Groep NV	1,428,494	7,698,207
	Koninklijke Vopak NV	180,802	7,874,325
	Nederland Apparatenfabriek	27,865	1,157,395
#*	OCI NV	433,084	8,311,279
#*	Ordina NV	866,273	1,449,297
*	PostNL NV	2,530,275	11,935,656
	Refresco Group NV	96,020	1,459,661
	SBM Offshore NV	1,011,819	16,588,417
	Sligro Food Group NV	140,022	5,271,999
	Telegraaf Media Groep NV	170,034	1,122,207
	TKH Group NV	223,860	9,597,956
#*	TomTom NV	791,907	7,706,629
	Van Lanschot NV	39,955	954,370
#	Wessanen	469,148	6,329,455
TOTAL NETHERLANDS			254,343,390

NORWAY — (2.4%)
	AF Gruppen ASA	29,014	518,713
#*	Akastor ASA	917,989	1,388,252
	Aker ASA Class A	68,316	2,646,023
	Aker BP ASA	156,818	2,516,780
#*	Aker Solutions ASA	817,278	4,932,590
	American Shipping Co. ASA	206,795	691,003
	Arendals Fossekompani A.S.	90	29,310
	Atea ASA	396,423	4,668,986
	Austevoll Seafood ASA	517,682	3,799,997
	Avance Gas Holding, Ltd.	243,479	800,885
#*	Axactor AB	5,455,611	1,443,141
	Bakkafrost P/F	211,039	6,527,629
*	Biotec Pharmacon ASA	139,685	150,809
	Bonheur ASA	140,320	1,205,711
	Borregaard ASA	494,376	5,543,077
	BW LPG, Ltd.	435,423	2,216,686
#*	BW Offshore, Ltd.	863,791	2,108,718

*	Deep Sea Supply P.L.C.	254,547	$36,776
#*	DNO ASA	3,249,546	2,745,476
#*	DOF ASA	1,247,208	138,989
	Ekornes ASA	111,584	1,405,481
	Entra ASA	109,818	1,200,112
#*	Fred Olsen Energy ASA	175,763	577,224
	Frontline, Ltd.	309,491	2,074,845
#*	Funcom NV	835,906	265,748
	Grieg Seafood ASA	283,728	2,127,047
#*	Hexagon Composites ASA	437,202	1,389,202
	Hoegh LNG Holdings, Ltd.	263,281	2,700,800
*	Kongsberg Automotive ASA	2,171,519	1,480,657
	Kongsberg Gruppen ASA	84,376	1,311,897
*	Kvaerner ASA	1,616,475	2,035,054
#*	Nordic Semiconductor ASA	703,953	2,574,997
#*	Norske Skogindustrier ASA	1,270,388	337,216
#*	Norwegian Air Shuttle ASA	154,653	4,255,346
#*	Norwegian Finans Holding ASA	47,659	377,277
	Norwegian Property ASA	44,590	51,840
#	Ocean Yield ASA	245,342	1,744,852
*	Odfjell Drilling, Ltd.	76,246	165,541
*	Odfjell SE Class A	134,257	526,746
	Olav Thon Eiendomsselskap ASA	115,054	2,156,530
	Opera Software ASA	514,924	2,418,477
#*	Petroleum Geo-Services ASA	1,869,553	4,960,769
#*	PhotoCure ASA	65,557	266,563
#*	Prosafe SE	84,834	334,726
#	Protector Forsikring ASA	311,515	2,313,314
*	Q-Free ASA	179,836	163,038
#*	REC Silicon ASA	14,281,005	1,711,224
#	Scatec Solar ASA	361,027	1,610,092
#*	Seadrill, Ltd.	463,580	735,285
	Selvaag Bolig ASA	147,132	628,545
#*	Sevan Marine ASA	124,800	231,207
*	Skandiabanken ASA	42,803	345,134
*	Solon Eiendom ASA	3,712	8,889
#*	Solstad Offshore ASA	72,220	98,669
#*	Songa Offshore	155,711	540,275
	SpareBank 1 SMN	11,023	85,582
	SpareBank 1 SR-Bank ASA	250,137	1,866,975
	Stolt-Nielsen, Ltd.	134,366	2,278,224
*	Storebrand ASA	336,704	2,239,151
#	TGS Nopec Geophysical Co. ASA	351,607	7,466,338
	Tomra Systems ASA	647,834	7,097,222
*	Treasure ASA	300,823	553,498
	Veidekke ASA	418,133	5,508,863
*	Wilh Wilhelmsen ASA	306,364	1,501,321
	Wilh Wilhelmsen Holding ASA Class A	62,893	1,662,548
#	XXL ASA	267,067	2,909,634
TOTAL NORWAY			122,403,526

PORTUGAL — (1.0%)
	Altri SGPS SA	577,518	2,579,331

*	Banco Comercial Portugues SA Class R	67,212,193	$14,053,941
#	CTT-Correios de Portugal SA	692,539	3,778,970
	EDP Renovaveis SA	182,845	1,351,208
	Ibersol SGPS SA	24,481	394,580
	Mota-Engil SGPS SA	850,092	1,716,507
	Navigator Co. SA (The)	2,010,412	8,063,645
	NOS SGPS SA	1,118,059	6,092,068
	Novabase SGPS SA	65,729	212,109
#	REN - Redes Energeticas Nacionais SGPS SA	1,367,832	4,111,624
	Semapa-Sociedade de Investimento e Gestao	119,886	1,829,209
	Sonae Capital SGPS SA	252,051	226,044
*	Sonae SGPS SA	5,062,165	5,106,426
	Teixeira Duarte SA	710,639	181,939
TOTAL PORTUGAL			49,697,601

SPAIN — (5.3%)
	Acciona SA	153,357	12,266,064
	Acerinox SA	881,010	12,314,939
#	Adveo Group International SA	104,096	474,551
	Alantra Partners SA	20,438	222,996
	Almirall SA	307,150	4,983,978
#*	Amper SA	3,820,823	1,248,715
	Applus Services SA	533,620	6,405,551
	Atresmedia Corp. de Medios de Comunicacion SA	442,041	5,576,797
	Azkoyen SA	64,022	502,424
#	Banco Popular Espanol SA	1,713,211	1,661,296
*	Baron de Ley	13,360	1,612,533
	Bolsas y Mercados Espanoles SHMSF SA	410,153	13,595,090
	Cellnex Telecom SA	578,540	9,528,485
	Cia de Distribucion Integral Logista Holdings SA	183,347	4,255,861
	Cie Automotive SA	249,123	4,909,150
	Clinica Baviera SA	3,698	38,175
	Construcciones y Auxiliar de Ferrocarriles SA	91,240	3,487,387
#*	Deoleo SA	1,387,104	295,372
#	Distribuidora Internacional de Alimentacion SA	2,929,226	16,931,227
#*	Duro Felguera SA	489,623	646,854
#	Ebro Foods SA	366,900	7,413,492
*	eDreams ODIGEO SA	287,020	953,111
	Elecnor SA	192,862	1,918,312
	Ence Energia y Celulosa SA	1,037,062	3,194,443
*	Ercros SA	793,700	2,672,528
	Euskaltel SA	218,158	2,232,036
	Faes Farma SA	1,444,899	5,150,362
	Fluidra SA	171,936	912,332
#*	Fomento de Construcciones y Contratas SA	55,964	508,258
	Gamesa Corp. Tecnologica SA	1,203,576	28,470,355
	Grupo Catalana Occidente SA	215,725	7,653,667
*	Grupo Empresarial San Jose SA	91,203	360,563
#*	Grupo Ezentis SA	1,075,120	825,408
	Iberpapel Gestion SA	40,965	1,301,696
*	Indra Sistemas SA	608,560	7,757,961
	Inmobiliaria Colonial SA	1,233,803	9,223,217
	Inmobiliaria del Sur SA	2,902	27,924

#	Laboratorios Farmaceuticos Rovi SA	68,607	$1,072,304
*	Liberbank SA	2,139,241	2,752,599
	Mediaset Espana Comunicacion SA	965,451	12,430,978
	Melia Hotels International SA	459,423	6,317,366
	Miquel y Costas & Miquel SA	69,898	1,970,575
*	NH Hotel Group SA	1,249,728	5,880,970
#	Obrascon Huarte Lain SA	747,423	3,418,529
	Papeles y Cartones de Europa SA	286,581	1,973,895
*	Pharma Mar SA	1,043,839	3,318,104
	Prim SA	39,424	406,479
#*	Promotora de Informaciones SA Class A	284,300	1,306,138
	Prosegur Cia de Seguridad SA	1,400,764	8,417,588
#*	Quabit Inmobiliaria SA	285,030	674,146
*	Realia Business SA	755,842	764,508
#*	Sacyr SA	1,690,723	4,191,303
	Saeta Yield SA	154,493	1,406,863
#*	Solaria Energia y Medio Ambiente SA	276,000	317,042
#*	Talgo SA	351,399	1,944,777
	Tecnicas Reunidas SA	189,544	7,483,724
#	Tecnocom Telecomunicaciones y Energia SA	147,909	724,282
#	Tubacex SA	655,565	2,065,469
#*	Tubos Reunidos SA	510,636	547,147
	Vidrala SA	82,427	4,267,089
#	Viscofan SA	229,641	11,862,887
#*	Vocento SA	231,302	348,646
	Zardoya Otis SA	748,923	6,915,662
TOTAL SPAIN			274,312,180

SWEDEN — (7.3%)
#	AAK AB	121,469	7,995,833
	Acando AB	445,355	1,529,411
*	AddLife AB	77,913	1,439,117
	AddNode Group AB	22,737	170,628
	AddTech AB Class B	282,964	4,690,642
	AF AB Class B	302,822	6,253,905
#*	Anoto Group AB	4,862,822	58,586
*	Arise AB	36,861	69,083
#	Atrium Ljungberg AB Class B	107,861	1,641,729
	Attendo AB	8,292	81,612
#	Avanza Bank Holding AB	107,862	4,051,902
	B&B Tools AB Class B	131,816	2,822,802
*	BE Group AB	1,335	6,992
	Beijer Alma AB	113,568	3,024,880
#	Beijer Electronics AB	53,995	233,011
	Beijer Ref AB	71,389	1,846,830
	Betsson AB	526,477	4,581,115
	Bilia AB Class A	317,389	6,548,649
	BillerudKorsnas AB	76,671	1,235,432
	BioGaia AB Class B	83,709	3,120,329
#*	BioInvent International AB	326,716	89,041
	Biotage AB	305,541	1,444,280
#	Bjorn Borg AB	82,051	337,808
*	Bonava AB	9,670	141,389

*	Bonava AB Class B	202,256	$2,955,587
	Bufab AB	2,358	25,125
	Bulten AB	81,038	1,014,676
	Bure Equity AB	316,106	3,454,438
#	Byggmax Group AB	343,939	2,356,853
	Catena AB	58,525	862,175
#	Cavotec SA	16,457	43,344
	Clas Ohlson AB Class B	184,778	2,892,762
	Cloetta AB Class B	1,374,984	5,432,542
*	Collector AB	11,231	123,397
	Com Hem Holding AB	311,231	3,561,527
	Concentric AB	260,976	3,991,391
	Concordia Maritime AB Class B	100,760	161,680
	Corem Property Group AB Class B	2,296	9,721
#	Dedicare AB Class B	6,937	114,396
	Dios Fastigheter AB	457,418	2,244,208
#*	Doro AB	151,342	908,020
	Duni AB	205,291	3,000,878
#	Dustin Group AB	124,916	941,935
	East Capital Explorer AB	64,402	519,306
	Elanders AB Class B	15,657	171,118
#	Elekta AB Class B	590,000	5,763,305
#	Eltel AB	76,853	474,154
	Enea AB	63,008	623,048
	eWork Group AB	8,500	98,264
#	Fabege AB	651,224	10,353,396
#	Fagerhult AB	62,861	2,274,957
#	Fenix Outdoor International AG	9,431	913,901
#*	Fingerprint Cards AB Class B	65,897	264,944
	Granges AB	387,381	3,540,451
	Gunnebo AB	168,724	844,099
	Haldex AB	218,762	2,908,999
	Heba Fastighets AB Class B	42,288	528,365
	Hemfosa Fastigheter AB	681,330	6,074,644
	Hexpol AB	767,636	7,870,980
	HIQ International AB	295,826	2,136,124
#	HMS Networks AB	6,593	244,505
#	Hoist Finance AB	100,056	876,359
	Holmen AB Class B	264,932	10,307,849
	Hufvudstaden AB Class A	235,964	3,495,405
	Indutrade AB	410,439	7,817,034
#	Intrum Justitia AB	389,858	14,555,609
	Inwido AB	237,816	2,863,876
	ITAB Shop Concept AB Class B	82,430	652,113
	JM AB	392,486	12,394,282
	KappAhl AB	354,145	1,831,605
#*	Karo Pharma AB	133,690	483,744
#	Kindred Group P.L.C.	1,251,492	12,963,438
	Klovern AB Class B	2,268,287	2,257,722
	KNOW IT AB	80,000	1,057,995
*	Kungsleden AB(BF0B375)	170,701	971,554
#	Kungsleden AB(B12W4C0)	853,505	4,887,906
	Lagercrantz Group AB Class B	280,353	2,721,479

	Lifco AB Class B	35,863	$952,750
	Lindab International AB	407,193	3,457,641
	Loomis AB Class B	342,306	10,823,746
#*	Medivir AB Class B	157,280	1,230,829
#	Mekonomen AB	149,584	2,944,702
#	Modern Times Group MTG AB Class B	319,844	10,694,459
#	MQ Holding AB	183,108	679,947
#	Mycronic AB	464,036	4,752,812
#	NCC AB Class B	511,468	12,636,070
#	Nederman Holding AB	4,621	119,156
#*	Net Insight AB Class B	827,496	664,157
	NetEnt AB	953,177	7,650,478
	New Wave Group AB Class B	267,522	1,864,704
#	Nobia AB	745,291	7,651,887
	Nobina AB	107,642	639,505
	Nolato AB Class B	154,607	4,601,256
	OEM International AB Class B	44,190	956,733
	Opus Group AB	1,105,615	893,581
#*	Orexo AB	6,681	21,901
	Oriflame Holding AG	214,691	8,586,860
#	Pandox AB	42,988	656,524
	Peab AB	876,860	8,363,850
	Pricer AB Class B	811,833	1,077,219
	Proact IT Group AB	48,447	950,411
	Probi AB	15,705	734,264
#*	Qliro Group AB	601,445	859,910
#	Ratos AB Class B	1,328,043	6,244,876
	RaySearch Laboratories AB	100,594	2,636,507
#	Recipharm AB Class B	132,088	1,830,399
	Rezidor Hotel Group AB	426,060	1,623,780
	Rottneros AB	255,899	238,258
	Saab AB Class B	38,575	1,627,623
	Sagax AB Class B	103,519	988,862
#*	SAS AB	738,160	1,175,222
	Scandi Standard AB	215,392	1,309,247
*	Scandic Hotels Group AB	17,677	185,953
	Sectra AB Class B	58,461	1,044,196
	Semcon AB	100,425	643,415
#*	Sensys Gatso Group AB	1,035,356	127,101
	SkiStar AB	118,137	2,193,137
#*	SSAB AB Class A(BPRBWK4)	189,016	747,089
#*	SSAB AB Class A(B17H0S8)	1,081,113	4,275,226
#*	SSAB AB Class B(BPRBWM6)	1,131,651	3,693,350
*	SSAB AB Class B(B17H3F6)	2,535,211	8,298,667
	Sweco AB Class B	326,793	7,441,480
	Swedol AB Class B	69,019	230,890
	Systemair AB	48,630	805,896
	Thule Group AB (The)	301,452	5,056,740
	VBG Group AB Class B	274	3,443
#	Victoria Park AB Class B	391,297	1,029,847
	Vitrolife AB	71,728	3,433,163
#	Wallenstam AB Class B	903,364	7,283,772

	Wihlborgs Fastigheter AB	342,126	$6,482,679
TOTAL SWEDEN			378,368,361

SWITZERLAND — (11.0%)
	Allreal Holding AG	62,208	10,156,888
*	Alpiq Holding AG	7,160	629,976
	ALSO Holding AG	22,084	2,712,225
#	ams AG	372,640	20,130,127
	APG SGA SA	7,581	3,535,553
*	Arbonia AG	183,624	3,102,412
	Aryzta AG	368,607	11,835,571
#	Ascom Holding AG	210,467	3,719,505
	Autoneum Holding AG	16,300	4,786,449
	Bachem Holding AG Class B	23,344	2,762,026
	Baloise Holding AG	59,134	8,125,729
#	Bank Coop AG	30,632	1,398,718
	Banque Cantonale de Geneve	8,078	1,262,912
	Banque Cantonale du Jura SA	4,442	246,389
	Banque Cantonale Vaudoise	11,753	8,108,545
	Basler Kantonalbank	162	11,714
	Belimo Holding AG	2,156	7,523,339
	Bell AG	4,685	1,941,027
	Bellevue Group AG	50,678	851,525
#	Berner Kantonalbank AG	23,094	4,255,353
	BFW Liegenschaften AG	620	28,233
	BKW AG	64,177	3,467,076
	Bobst Group SA	44,716	4,121,076
	Bossard Holding AG Class A	32,905	5,884,390
	Bucher Industries AG	33,396	9,761,641
#	Burckhardt Compression Holding AG	11,640	3,150,261
	Burkhalter Holding AG	20,988	3,145,268
	Calida Holding AG	25,084	986,114
	Carlo Gavazzi Holding AG	1,415	408,668
	Cembra Money Bank AG	131,985	10,911,518
	Cham Paper Holding AG	1,894	719,596
*	Cicor Technologies	5,936	239,478
	Cie Financiere Tradition SA	9,458	940,494
	Clariant AG	815,669	15,385,069
	Coltene Holding AG	20,595	1,637,537
	Conzzeta AG	6,400	5,687,951
#	Daetwyler Holding AG	37,940	5,853,550
#	DKSH Holding AG	91,554	7,091,766
	dormakaba Holding AG	16,675	13,271,320
	Edmond de Rothschild Suisse SA	97	1,549,086
#	EFG International AG	416,074	2,580,185
	Emmi AG	12,810	8,724,644
	Energiedienst Holding AG	68,912	1,809,785
#*	Evolva Holding SA	590,066	382,781
	Feintool International Holding AG	7,642	898,271
	Flughafen Zuerich AG	104,871	22,343,576
	Forbo Holding AG	6,853	10,481,148
	GAM Holding AG	962,516	11,860,240
	Georg Fischer AG	22,511	20,467,167

	Gurit Holding AG	2,329	$2,014,923
	Helvetia Holding AG	36,269	20,081,145
#	HOCHDORF Holding AG	5,393	1,626,490
	Huber & Suhner AG	69,938	4,545,568
	Implenia AG	85,074	5,971,477
	Inficon Holding AG	9,382	4,652,273
	Interroll Holding AG	3,127	3,588,378
	Intershop Holding AG	8,065	4,007,837
	Jungfraubahn Holding AG	4,767	458,275
	Kardex AG	35,549	3,473,785
	Komax Holding AG	18,489	4,492,224
	Kudelski SA	195,049	3,192,062
*	Lastminute.com NV	6,959	101,106
	LEM Holding SA	3,773	3,516,611
	Liechtensteinische Landesbank AG	33,625	1,664,843
	Logitech International SA	708,858	22,526,773
	Luzerner Kantonalbank AG	16,857	7,133,618
	MCH Group AG	1,879	131,294
	Metall Zug AG Class B	888	3,544,705
#*	Meyer Burger Technology AG	2,370,456	2,002,779
	Mobilezone Holding AG	133,170	2,107,661
	Mobimo Holding AG	33,993	8,801,028
#	OC Oerlikon Corp. AG	929,429	9,924,606
#*	Orascom Development Holding AG	60,240	326,052
#	Orell Fuessli Holding AG	5,028	659,053
	Orior AG	29,509	2,113,111
#	Panalpina Welttransport Holding AG	63,044	7,605,362
#	Phoenix Mecano AG	3,125	1,606,587
	Plazza AG	5,940	1,340,194
	PSP Swiss Property AG	201,709	18,353,653
	Rieter Holding AG	17,376	3,652,804
	Romande Energie Holding SA	2,625	3,287,448
#*	Schaffner Holding AG	2,950	795,925
*	Schmolz + Bickenbach AG	2,676,034	2,055,666
	Schweiter Technologies AG	4,581	5,076,381
	SFS Group AG	30,931	2,929,350
	Siegfried Holding AG	21,530	5,668,900
	St Galler Kantonalbank AG	11,780	4,940,316
	Straumann Holding AG	4,542	2,105,209
	Sulzer AG	107,928	11,289,896
	Sunrise Communications Group AG	150,863	11,366,140
	Swiss Prime Site AG	139,414	12,275,149
	Swissquote Group Holding SA	45,894	1,241,491
	Tamedia AG	14,493	2,230,021
	Tecan Group AG	45,487	7,263,202
	Temenos Group AG	318,043	25,260,518
	Thurgauer Kantonalbank	659	61,225
	u-blox Holding AG	30,554	6,727,048
	Valiant Holding AG	87,995	9,365,995
	Valora Holding AG	15,777	5,452,604
	Vaudoise Assurances Holding SA	5,281	2,725,128
	Vetropack Holding AG	976	1,829,205
*	Von Roll Holding AG	250,484	182,767

Vontobel Holding AG	136,975	$7,841,701
VP Bank AG	9,095	1,048,942
VZ Holding AG	11,543	3,166,288
Walliser Kantonalbank	16,716	1,401,926
Walter Meier AG	22,913	1,034,002
Ypsomed Holding AG	16,382	3,114,761
* Zehnder Group AG	57,019	1,861,885
# Zug Estates Holding AG Class B	612	1,047,126
Zuger Kantonalbank AG	619	3,212,475
TOTAL SWITZERLAND		573,958,839

UNITED STATES — (0.0%)
# Sapiens International Corp. NV	132,861	1,740,506
TOTAL COMMON STOCKS		4,597,124,566

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Biotest AG	89,937	1,713,276
Draegerwerk AG & Co. KGaA	33,986	3,492,376
Fuchs Petrolub SE	212,417	10,355,302
Jungheinrich AG	245,511	8,148,693
# Sartorius AG	117,258	10,284,161
Sixt SE	65,621	2,673,372
STO SE & Co. KGaA	8,021	829,346
# Villeroy & Boch AG	41,209	808,950
TOTAL GERMANY		38,305,476
TOTAL PREFERRED STOCKS		38,305,476

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#* Intercell AG Rights 05/16/13	254,689	—

FINLAND — (0.0%)
* QT Group Oyj	48,912	13,791

FRANCE — (0.0%)
* Maurel et	844,597	—

SWITZERLAND — (0.0%)
* BFW Liegenschaften AG	620	87

TOTAL RIGHTS/WARRANTS		13,878
TOTAL INVESTMENT SECURITIES		4,635,443,920

		Value†
SECURITIES LENDING COLLATERAL — (10.8%)
§@ DFA Short Term Investment Fund	48,466,816	560,906,466
TOTAL INVESTMENTS — (100.0%) (Cost $4,200,841,435)^^		$5,196,350,386

Summary of the Series' investments as of March 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$151,280,922	—	$151,280,922
Belgium	—	209,667,971	—	209,667,971
Denmark	—	236,310,171	—	236,310,171
Finland	—	316,694,290	—	316,694,290
France	—	625,046,029	—	625,046,029
Germany	—	751,097,774	—	751,097,774
Ireland	—	62,307,155	—	62,307,155
Israel	—	111,609,185	—	111,609,185
Italy	—	478,286,666	—	478,286,666
Netherlands	$7,107,638	247,235,752	—	254,343,390
Norway	—	122,403,526	—	122,403,526
Portugal	—	49,697,601	—	49,697,601
Spain	—	274,312,180	—	274,312,180
Sweden	971,554	377,396,807	—	378,368,361
Switzerland	—	573,958,839	—	573,958,839
United States	—	1,740,506	—	1,740,506
Preferred Stocks
Germany	—	38,305,476	—	38,305,476
Rights/Warrants
Austria	—	—	—	—
Finland	—	13,791	—	13,791
France	—	—	—	—
Switzerland	—	87	—	87
Securities Lending Collateral	—	560,906,466	—	560,906,466
TOTAL	$8,079,192	$5,188,271,194	—	$5,196,350,386

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2017
(Unaudited)

		Shares	Value††
COMMON STOCKS — (81.9%)
Consumer Discretionary — (7.7%)
	Aimia, Inc.	802,793	$5,433,047
#*	Amaya, Inc.	358,272	6,080,535
#	AutoCanada, Inc.	184,038	3,105,473
#	BMTC Group, Inc.	17,481	170,229
*	BRP, Inc.	191,251	4,501,377
	Cara Operations, Ltd.	24,900	496,184
	Cineplex, Inc.	343,983	13,062,482
	Cogeco Communications, Inc.	94,656	5,057,193
	Cogeco, Inc.	38,368	1,718,388
	Corus Entertainment, Inc. Class B	740,938	7,276,498
	DHX Media, Ltd.(BRF12N3)	363,010	1,538,189
	DHX Media, Ltd.(BRF12P5)	332,825	1,404,029
	Dorel Industries, Inc. Class B	174,580	4,164,137
	Enercare, Inc.	602,759	9,414,073
#	Gamehost, Inc.	52,673	398,459
*	Glacier Media, Inc.	171,625	86,467
	goeasy, Ltd.	19,100	439,493
*	Great Canadian Gaming Corp.	337,138	6,244,094
#	Hudson's Bay Co.	365,311	2,969,517
*	Indigo Books & Music, Inc.	2,402	28,538
*	Jackpotjoy P.L.C.	330,720	2,274,832
	Leon's Furniture, Ltd.	139,375	1,757,581
	Linamar Corp.	286,414	13,027,923
	Martinrea International, Inc.	503,856	3,910,060
#	MTY Food Group, Inc.	90,063	3,379,437
#	Pizza Pizza Royalty Corp.	159,012	2,062,606
	Reitmans Canada, Ltd. Class A	260,312	1,062,897
#*	Sears Canada, Inc.	50,217	70,614
	Sleep Country Canada Holdings, Inc.	59,800	1,457,396
*	Spin Master Corp.	35,600	1,035,729
#	Torstar Corp. Class B	393,289	535,288
*	TVA Group, Inc. Class B	7,000	19,371
#	Uni-Select, Inc.	204,570	5,440,945
#*	Yellow Pages, Ltd.	147,535	940,780
	Zenith Capital Corp.	111,820	6,811
Total Consumer Discretionary			110,570,672

Consumer Staples — (3.8%)
#	AGT Food & Ingredients, Inc.	125,802	2,949,586
	Andrew Peller, Ltd. Class A	47,000	398,308
	Clearwater Seafoods, Inc.	90,557	713,642
*	Colabor Group, Inc.	55,000	48,803
	Corby Spirit and Wine, Ltd.	71,267	1,185,952
	Cott Corp.(2228952)	600,036	7,426,847
	Cott Corp.(22163N106)	96,682	1,194,990
	High Liner Foods, Inc.	87,391	1,186,155
#	Jean Coutu Group PJC, Inc. (The) Class A	312,076	4,911,645
	Lassonde Industries, Inc. Class A	1,800	313,885
#	Liquor Stores N.A., Ltd.	181,111	1,300,605
	Maple Leaf Foods, Inc.	475,547	11,543,149
*	Neptune Technologies & Bioressources, Inc.	22,102	22,437

#	North West Co., Inc. (The)	279,736	$6,670,247
	Premium Brands Holdings Corp.	156,662	10,031,033
#	Rogers Sugar, Inc.	513,673	2,414,149
#*	SunOpta, Inc.	359,491	2,500,501
Total Consumer Staples			54,811,934

Energy — (18.1%)
*	Advantage Oil & Gas, Ltd.	1,118,875	7,387,091
#*	Africa Oil Corp.	760,699	1,275,602
	AKITA Drilling, Ltd. Class A	40,600	259,503
#*	Athabasca Oil Corp.	2,396,097	2,756,723
#*	Baytex Energy Corp.	1,311,306	4,476,692
#*	Bellatrix Exploration, Ltd.	1,626,593	1,284,297
	Birchcliff Energy, Ltd.	1,069,135	6,077,874
#*	BlackPearl Resources, Inc.	1,458,801	1,426,057
	Bonavista Energy Corp.	1,393,041	3,624,410
#	Bonterra Energy Corp.	175,395	3,025,575
#*	Calfrac Well Services, Ltd.	702,315	1,869,530
#*	Canacol Energy, Ltd.	806,042	2,382,031
	Canadian Energy Services & Technology Corp.	953,842	5,228,791
*	Canyon Services Group, Inc.	510,766	2,554,118
#	Cardinal Energy, Ltd.	227,800	1,250,472
*	Cequence Energy, Ltd.	863,916	159,160
#*	Chinook Energy, Inc.	496,199	139,922
*	Corridor Resources, Inc.	1,246	379
*	Crew Energy, Inc.	983,376	3,667,741
#*	Delphi Energy Corp.	979,039	979,149
#*	Denison Mines Corp.	2,865,589	1,766,953
#	Enbridge Income Fund Holdings, Inc.	254,955	6,355,422
	Enerflex, Ltd.	484,658	6,917,178
#*	Energy Fuels, Inc.	363,696	784,906
	Ensign Energy Services, Inc.	795,625	4,768,306
#*	Epsilon Energy, Ltd.	260,061	616,003
*	Essential Energy Services Trust	929,741	482,401
#*	Fission Uranium Corp.	748,000	472,474
#	Freehold Royalties, Ltd.	546,372	5,538,290
*	GASFRAC Energy Services, Inc.	91,560	9
*	Gear Energy, Ltd.	175,000	119,750
#	Gibson Energy, Inc.	702,339	10,087,359
*	Gran Tierra Energy, Inc.	2,691,050	7,163,452
#	Granite Oil Corp.	212,708	978,887
#*	Ithaca Energy, Inc.	1,846,279	2,679,489
#*	Kelt Exploration, Ltd.	825,506	4,146,618
#*	Laramide Resources, Ltd.	22,000	9,926
#*	MEG Energy Corp.	1,097,714	5,563,479
	Mullen Group, Ltd.	588,081	7,473,451
#*	Newalta Corp.	546,398	940,897
	North American Energy Partners, Inc.	145,834	721,576
#	Northern Blizzard Resources, Inc.	201,200	494,735
*	NuVista Energy, Ltd.	1,019,426	4,714,419
#*	Painted Pony Petroleum, Ltd.	609,461	2,465,617
#*	Paramount Resources, Ltd. Class A	318,942	4,072,365
*	Parex Resources, Inc.	855,191	10,900,092

#	Parkland Fuel Corp.	509,725	$11,345,535
	Pason Systems, Inc.	356,252	5,146,145
#*	Pengrowth Energy Corp.	3,100,994	3,101,344
#*	Penn West Petroleum, Ltd.	3,605,226	6,153,975
#*	Perpetual Energy, Inc.	41,575	53,147
*	Petrus Resources, Ltd.	19,582	35,339
#*	PHX Energy Services Corp.	213,074	586,420
*	Pine Cliff Energy, Ltd.	476,200	293,630
*	Precision Drilling Corp.	1,840,503	8,705,316
#*	Pulse Seismic, Inc.	268,280	516,447
*	Questerre Energy Corp. Class A	764,460	408,141
*	Raging River Exploration, Inc.	1,094,651	7,679,885
#*	RMP Energy, Inc.	982,111	531,729
*	Savanna Energy Services Corp.	520,779	751,886
#	Secure Energy Services, Inc.	916,636	6,754,922
	ShawCor, Ltd.	269,381	7,885,854
#*	Spartan Energy Corp.	2,084,443	4,169,356
*	Strad Energy Services, Ltd.	39,947	46,560
#	Surge Energy, Inc.	1,585,337	3,099,505
#*	Tamarack Valley Energy, Ltd.	446,683	977,439
	TORC Oil & Gas, Ltd.	1,005,112	5,162,172
	Total Energy Services, Inc.	178,778	1,787,982
*	TransGlobe Energy Corp.	448,945	712,316
#*	Trican Well Service, Ltd.	934,338	2,845,486
*	Trilogy Energy Corp.	387,642	1,419,571
*	Trinidad Drilling, Ltd.	1,466,784	2,536,829
#	Veresen, Inc.	1,597,192	17,655,166
#*	Western Energy Services Corp.	463,897	823,248
	Whitecap Resources, Inc.	1,853,812	14,427,909
*	Xtreme Drilling Corp.	232,519	374,171
*	Yangarra Resources, Ltd.	311,200	613,110
#	ZCL Composites, Inc.	155,027	1,602,904
Total Energy			258,262,610

Financials — (5.3%)
#	AGF Management, Ltd. Class B	457,869	2,120,896
#	Alaris Royalty Corp.	185,016	3,103,889
#	Callidus Capital Corp.	84,120	1,143,655
*	Canaccord Genuity Group, Inc.	721,278	2,760,691
#	Canadian Western Bank	510,727	11,302,550
	Chesswood Group, Ltd.	59,342	606,874
	Clairvest Group, Inc.	1,900	48,291
#	Clarke, Inc.	17,242	140,026
	E-L Financial Corp., Ltd.	2,878	1,772,442
#	Echelon Financial Holdings, Inc.	14,650	137,373
	ECN Capital Corp.	1,005,406	2,714,146
#	Equitable Group, Inc.	68,106	3,552,666
*	Equity Financial Holdings, Inc.	800	5,372
	Fiera Capital Corp.	219,937	2,279,003
#	Firm Capital Mortgage Investment Corp.	85,718	898,529
#	First National Financial Corp.	78,137	1,568,792
#	Genworth MI Canada, Inc.	286,680	7,926,626
	Gluskin Sheff + Associates, Inc.	180,496	2,386,073

*	GMP Capital, Inc.	294,287	$805,508
	Guardian Capital Group, Ltd. Class A	34,397	669,395
#	Home Capital Group, Inc.	349,558	6,842,121
*	Kingsway Financial Services, Inc.	13,070	77,153
	Laurentian Bank of Canada	197,446	8,696,027
#	Sprott, Inc.	1,325,588	2,222,852
#*	Street Capital Group, Inc.	120,227	135,610
	Timbercreek Financial Corp.	98,300	696,309
	TMX Group, Ltd.	209,047	10,596,577
Total Financials			75,209,446

Health Care — (1.5%)
#	Concordia International Corp.(BDD7WR9)	47,100	76,502
	Concordia International Corp.(20653P102)	65,542	106,833
*	CRH Medical Corp.	373,492	3,052,869
#	Extendicare, Inc.	574,571	4,359,455
*	Knight Therapeutics, Inc.	663,025	5,180,156
#	Medical Facilities Corp.	190,169	2,635,496
#*	Merus Labs International, Inc.	424,145	395,488
*	Novelion Therapeutics, Inc.	43,802	471,007
#	Sienna Senior Living, Inc.	278,915	3,632,596
#*	Theratechnologies, Inc.	304,601	1,408,652
Total Health Care			21,319,054

Industrials — (10.1%)
#	Aecon Group, Inc.	408,101	5,269,086
	Ag Growth International, Inc.	92,406	3,513,909
*	Air Canada	371,000	3,849,908
	Algoma Central Corp.	31,090	294,804
*	ATS Automation Tooling Systems, Inc.	522,530	5,331,979
#	Badger Daylighting, Ltd.	225,381	5,923,274
#*	Ballard Power Systems, Inc.	122,047	269,818
	Bird Construction, Inc.	215,433	1,621,600
#	Black Diamond Group, Ltd.	252,541	734,920
#	CanWel Building Materials Group, Ltd.	158,945	727,883
#	Cargojet, Inc.	15,149	526,629
#	Cervus Equipment Corp.	37,897	336,552
*	DIRTT Environmental Solutions	206,768	1,086,821
#	Exchange Income Corp.	113,984	3,346,193
	Exco Technologies, Ltd.	146,715	1,265,422
	Finning International, Inc.	444,778	8,307,919
*	GDI Integrated Facility Services, Inc.	700	8,843
*	Heroux-Devtek, Inc.	162,154	1,416,874
*	HNZ Group, Inc.	23,088	231,253
#	Horizon North Logistics, Inc.	687,544	899,595
*	IBI Group, Inc.	25,300	125,563
#	K-Bro Linen, Inc.	36,353	1,078,138
	Logistec Corp. Class B	300	8,076
*	Lumenpulse, Inc.	6,900	65,324
#	MacDonald Dettwiler & Associates, Ltd.	172,507	9,112,770
	Magellan Aerospace Corp.	84,076	1,235,993
	Morneau Shepell, Inc.	278,711	4,185,328

*	NAPEC, Inc.	53,200	$42,005
	New Flyer Industries, Inc.	254,471	9,391,613
	Richelieu Hardware, Ltd.	261,655	5,410,770
	Rocky Mountain Dealerships, Inc.	92,655	707,184
	Russel Metals, Inc.	364,455	7,130,969
	Savaria Corp.	13,400	141,068
#	Stantec, Inc.(2854238)	529,729	13,746,624
	Stantec, Inc.(85472N109)	3,715	96,404
#	Stuart Olson, Inc.	103,559	459,449
#	Student Transportation, Inc.	515,684	3,020,776
	TFI International, Inc.	522,453	12,198,493
	Toromont Industries, Ltd.	420,849	14,725,047
	Transcontinental, Inc. Class A	393,576	7,274,578
	Wajax Corp.	115,638	1,992,154
	WestJet Airlines, Ltd.	6,379	109,367
#*	Westport Fuel Systems, Inc.	17,150	16,765
#	Westshore Terminals Investment Corp.	322,649	6,419,741
Total Industrials			143,657,481

Information Technology — (4.3%)
*	5N Plus, Inc.	359,429	527,042
#	Absolute Software Corp.	234,888	1,331,771
#*	Avigilon Corp.	248,994	2,890,903
	Calian Group, Ltd.	27,355	508,285
*	Celestica, Inc.(2263362)	677,643	9,854,958
*	Celestica, Inc.(15101Q108)	36,408	529,008
#	Computer Modelling Group, Ltd.	424,252	3,301,882
*	Descartes Systems Group, Inc. (The)	405,356	9,287,662
	DH Corp.	431,732	8,194,094
	Enghouse Systems, Ltd.	107,957	4,673,523
	Evertz Technologies, Ltd.	151,753	1,834,935
#*	EXFO, Inc.	58,187	305,407
*	Halogen Software, Inc.	3,200	29,910
*	Kinaxis, Inc.	74,200	4,138,372
#	Mediagrif Interactive Technologies, Inc.	16,170	192,968
*	Mitel Networks Corp.	521,424	3,615,090
*	Points International, Ltd.(2556879)	36,359	281,882
*	Points International, Ltd.(730843208)	3,323	25,620
	Pure Technologies, Ltd.	100,245	353,535
#	Sandvine Corp.	1,036,169	2,399,820
#*	Sierra Wireless, Inc.(2418968)	173,147	4,596,074
#*	Sierra Wireless, Inc.(826516106)	10,722	284,669
#*	Solium Capital, Inc.	108,306	618,961
#*	UrtheCast Corp.	272,514	368,858
	Vecima Networks, Inc.	6,059	46,746
	Wi-LAN, Inc.	780,333	1,431,750
Total Information Technology			61,623,725

Materials — (23.6%)
	Acadian Timber Corp.	50,038	691,581
#	AirBoss of America Corp.	94,162	829,852
#*	Alacer Gold Corp.	1,660,148	3,358,122

	Alamos Gold, Inc. Class A	1,764,760	$14,172,755
#*	Almaden Minerals, Ltd. Class B	38,344	44,980
#	Altius Minerals Corp.	168,100	1,557,312
#*	Americas Silver Corp.	111,608	324,792
*	Amerigo Resources, Ltd.	120,500	58,898
*	Argonaut Gold, Inc.	923,902	1,618,748
#*	Asanko Gold, Inc.	800,944	2,101,962
*	AuRico Metals, Inc.	727,083	639,687
*	B2Gold Corp.	5,481,273	15,621,329
*	Banro Corp.	184,289	22,865
	Caledonia Mining Corp. P.L.C.	2,700	3,776
#	Canam Group, Inc.	266,196	1,323,123
*	Canfor Corp.	471,170	6,423,515
	Canfor Pulp Products, Inc.	206,915	1,881,116
*	Capstone Mining Corp.	2,451,155	2,396,136
	Cascades, Inc.	482,793	4,977,322
	Centerra Gold, Inc.	1,329,135	7,645,888
#*	China Gold International Resources Corp., Ltd.	1,522,561	3,056,915
*	Continental Gold, Inc.	737,000	2,222,333
#*	Copper Mountain Mining Corp.	879,230	680,984
*	Detour Gold Corp.	230,900	2,646,100
	Dominion Diamond Corp.(B95LX89)	554,107	7,008,369
	Dominion Diamond Corp.(257287102)	20,700	261,441
*	Dundee Precious Metals, Inc.	755,822	1,602,751
#*	Eastern Platinum, Ltd.	168,636	43,749
#*	Eastmain Resources, Inc.	104,500	37,326
*	EcoSynthetix, Inc.	1,500	2,651
	Eldorado Gold Corp.	3,124,329	10,689,699
*	Endeavour Mining Corp.	381,138	7,394,331
#*	Exeter Resource Corp.	4,111	7,110
#*	First Majestic Silver Corp.	571,687	4,638,497
*	Fortress Paper, Ltd. Class A	16,706	104,644
*	Fortuna Silver Mines, Inc.	876,406	4,560,461
#*	Golden Star Resources, Ltd.	1,968,827	1,658,147
#*	Great Panther Silver, Ltd.	700,801	1,143,541
#*	Guyana Goldfields, Inc.	567,044	3,065,794
	HudBay Minerals, Inc.	1,453,305	9,551,367
#*	IAMGOLD Corp.	2,660,441	10,642,964
#*	Imperial Metals Corp.	272,960	1,305,430
*	Interfor Corp.	454,208	5,867,800
*	International Tower Hill Mines, Ltd.	13,001	6,746
	Intertape Polymer Group, Inc.	365,877	6,432,458
#*	Ivanhoe Mines, Ltd. Class A	2,184,189	7,620,887
*	Kirkland Lake Gold, Ltd.	870,673	6,422,756
*	Klondex Mines, Ltd.	871,669	3,401,859
#	Labrador Iron Ore Royalty Corp.	394,356	5,527,538
	Lucara Diamond Corp.	1,407,865	3,271,273
*	Lundin Gold, Inc.	23,100	105,786
	Lundin Mining Corp.	1,179,505	6,643,225
*	Lydian International, Ltd.	91,514	25,118
*	Major Drilling Group International, Inc.	572,212	3,037,799
	Mandalay Resources Corp.	1,371,135	608,316
	Methanex Corp.(59151K108)	92,958	4,359,730

	Methanex Corp.(2654416)	188,866	$8,849,299
#*	Midas Gold Corp.	293,884	179,002
*	Nautilus Minerals, Inc.	227,078	39,274
	Nevsun Resources, Ltd.	1,761,027	4,528,866
*	New Gold, Inc.	2,777,383	8,291,319
	Norbord, Inc.	231,480	6,588,352
#*	Northern Dynasty Minerals, Ltd.	148,624	208,991
#*	Novagold Resources, Inc.	10,309	50,078
	OceanaGold Corp.	3,371,678	9,989,406
*	Orbite Technologies, Inc.	73,500	12,988
	Osisko Gold Royalties, Ltd.	653,728	7,265,551
	Pan American Silver Corp.	990,673	17,342,458
*	Pilot Gold, Inc.	222,861	95,523
#*	Platinum Group Metals, Ltd.	105,831	174,282
#*	PolyMet Mining Corp.	613,665	472,991
*	Premier Gold Mines, Ltd.	59,000	142,415
#*	Pretium Resources, Inc.(B57Q8S9)	114,400	1,226,713
#*	Pretium Resources, Inc.(74139C102)	325,217	3,483,074
#*	Primero Mining Corp.	1,071,138	596,038
#*	RB Energy, Inc.	396,013	356
*	Richmont Mines, Inc.	291,271	2,065,410
*	Royal Nickel Corp.	385,500	86,965
#*	Sabina Gold & Silver Corp.	1,162,021	1,345,650
#*	Sandstorm Gold, Ltd.	767,972	3,303,230
#*	Seabridge Gold, Inc.	111,235	1,223,723
*	SEMAFO, Inc.	1,661,946	5,011,395
#*	Sherritt International Corp.	2,179,761	1,540,757
*	Silver Standard Resources, Inc.	760,590	8,075,746
#*	Sprott Resource Holdings, Inc.	945,898	142,256
#	Stella-Jones, Inc.	230,305	6,771,384
#*	Stornoway Diamond Corp.	1,382,297	873,128
#	Tahoe Resources, Inc.	416,700	3,346,510
#*	Tanzanian Royalty Exploration Corp.	298,950	130,384
*	Taseko Mines, Ltd.	1,170,591	1,558,030
*	Tembec, Inc.	415,876	931,917
#*	Teranga Gold Corp.	2,420,069	1,546,835
#*	Timmins Gold Corp.	1,629,395	612,624
*	TMAC Resources, Inc.	20,300	249,275
*	Torex Gold Resources, Inc.	448,675	8,846,305
#*	Trevali Mining Corp.	2,395,716	2,377,971
#*	Wesdome Gold Mines, Ltd.	402,664	1,217,212
	West Fraser Timber Co., Ltd.	315,210	13,183,427
	Western Forest Products, Inc.	2,326,409	3,796,148
	Winpak, Ltd.	153,235	6,118,569
	Yamana Gold, Inc.	942,487	2,600,991
Total Materials			337,842,472

Real Estate — (1.9%)
#	Altus Group, Ltd.	222,914	4,877,841
	Brookfield Real Estate Services, Inc.	23,769	289,192
	Colliers International Group, Inc.	177,795	8,410,786
*	DREAM Unlimited Corp. Class A	106,300	543,550
	FirstService Corp.(BYL7ZF7)	169,571	10,253,190

	FirstService Corp.(33767E103)	1,234	$74,410
	Genesis Land Development Corp.	76,842	172,770
	Information Services Corp.	7,374	108,127
#*	Mainstreet Equity Corp.	28,649	788,690
	Mainstreet Health Investments, Inc.	18,000	179,640
	Melcor Developments, Ltd.	51,140	622,979
	Morguard Corp.	7,068	972,624
Total Real Estate			27,293,799

Telecommunication Services — (0.2%)
	BCE, Inc.	53,401	2,364,371
Utilities — (5.4%)
#	Algonquin Power & Utilities Corp.	1,268,653	12,115,572
	Alterra Power Corp.	140,542	496,709
	Boralex, Inc. Class A	323,591	5,221,839
#	Capital Power Corp.	535,609	10,495,898
#	Innergex Renewable Energy, Inc.	520,627	5,598,350
	Just Energy Group, Inc.	727,176	4,565,868
*	Maxim Power Corp.	92,234	191,425
#	Northland Power, Inc.	538,396	9,943,231
	Polaris Infrastructure, Inc.	32,400	344,746
#	Superior Plus Corp.	812,765	7,884,099
	TransAlta Corp.	1,532,401	9,011,073
	TransAlta Renewables, Inc.	583,446	6,910,008
#	Valener, Inc.	273,976	4,503,602
Total Utilities			77,282,420

TOTAL COMMON STOCKS			1,170,237,984

RIGHTS/WARRANTS — (0.0%)
*	Epsilon Energy, Ltd. 04/19/17	260,061	13,689
*	QLT, Inc. Warrants 11/23/17	219,010	—
*	QLT, Inc. Warrants 11/23/17 Class A	219,010	—
TOTAL RIGHTS/WARRANTS			13,689

TOTAL INVESTMENT SECURITIES			1,170,251,673

			Value†
SECURITIES LENDING COLLATERAL — (18.1%)
§@	DFA Short Term Investment Fund	22,272,665	257,761,547

TOTAL INVESTMENTS — (100.0%) (Cost $1,584,654,479)^^			$1,428,013,220

Summary of the Series' investments as of March 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$110,563,861	$6,811	—	$110,570,672
Consumer Staples	54,811,934	—	—	54,811,934
Energy	258,262,601	9	—	258,262,610
Financials	75,209,446	—	—	75,209,446
Health Care	21,319,054	—	—	21,319,054
Industrials	143,657,481	—	—	143,657,481
Information Technology	61,623,725	—	—	61,623,725
Materials	337,842,116	356	—	337,842,472
Real Estate	27,293,799	—	—	27,293,799
Telecommunication Services	2,364,371	—	—	2,364,371
Utilities	77,282,420	—	—	77,282,420
Rights/Warrants	—	13,689	—	13,689
Securities Lending Collateral	—	257,761,547	—	257,761,547
TOTAL	$1,170,230,808	$257,782,412	—	$1,428,013,220

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At March 31, 2017, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios' has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended March 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Equity Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Equity Portfolios. The Equity Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Equity Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Portfolio entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Federal Tax Cost

At March 31, 2017, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$3,195,652,800
The United Kingdom Small Company Series	1,820,433,676
The Asia Pacific Small Company Series	1,913,709,995
The Continental Small Company Series	4,200,841,435
The Canadian Small Company Series	1,584,654,479

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:
Alexander Potts
President and Chief Executive Officer

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: May 24, 2017